485APOS		File Nos. 333-143195
Allianz Vision New York (Legacy)		811-05716
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	30	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	162	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 10005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
x		60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: June 25, 2012
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

The prospectus and Statement of Additional Information filed in Parts A and B of this Post-Effective Amendment No. 30 do not supersede Parts A and B of Post-Effective Amendment No. 29.

PART A – PROSPECTUS
THE ALLIANZ VISIONSMNEW YORK VARIABLE ANNUITY CONTRACT

ISSUED BY ALLIANZ LIFE® OF NY VARIABLE ACCOUNT C AND

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

The information in this prospectus is not complete and may be changed. We cannot sell the Allianz Vision New York Variable Annuity pursuant to this prospectus until the Registration Statement containing this prospectus filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell the Contract and is not soliciting an offer to buy the Contract in any state where the offer or sale is not permitted.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life® of New York, we, us, our).

The Base Contract offers you, the Owner, standard features including: a seven-year withdrawal charge period, multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits, for an additional charge:
Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments). Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Short Withdrawal Charge Option shortens the withdrawal charge period to four years. No Withdrawal Charge Option eliminates the withdrawal charge. Maximum Anniversary Death Benefit locks in any annual investment gains (Maximum Anniversary Value) to potentially provide an increased death benefit.
If you selected the No Withdrawal Charge Option or Maximum Anniversary Death Benefit, you must also have either Income Protector, Investment Protector, or one of the previously available Lifetime or Target Date Benefits (an Additional Required Benefit).
Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Guarantees are subject to the claims paying ability of Allianz Life of New York.
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 60 or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period.

If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Maximum Anniversary Death Benefit, Income Protector, and Investment Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz Life of New York Variable Account C is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: June 25, 2012

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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Versions of Optional Benefits That Are No Longer Available

The prospectus appendices include information on features, charges and available Investment Options for the following versions of benefits we no longer offer. The benefit version identifier (for example, (05.11)) is located in your rider.

Appendix	Benefit Version No Longer Available	Available From	Available Through
D	Target Date Retirement Benefit Target Date 10 Benefit	May 1, 2008 January 26, 2009	January 25, 2009 March 31, 2009
E	Lifetime Plus Benefit	August 31, 2007	March 31, 2009
	Lifetime Plus 8 Benefit	August 7, 2008	March 31, 2009
F	Quarterly Value Death Benefit	August 31, 2007	March 7, 2010
G	Income Protector (08.09)	July 22, 2009	April 30, 2010
	Income Protector (05.10)	May 3, 2010	April 29, 2011
	Income Protector (05.11)	May 2, 2011	January 22, 2012
	Income Protector (01.12)	January 23, 2012	April 29, 2012
	Investment Protector (08.09)	July 22, 2009	April 30, 2010
	Investment Protector (05.10)	May 2, 2010	January 22, 2012
	Investment Protector (01.12)	January 23, 2012	July 6, 2012
If you select one of the living benefits–Income Protector or Investment Protector–we restrict your Investment Option selection and allocations, and rebalance your Contract Value quarterly.

The Investment Options below are available as follows:

Investment Options:	Available with:
All Investment Options except those with a (2)	Base Contract, as long as you do not select a living benefit
Investment Options with a (1) or (2)	Current version of Income Protector
All Investment Options except those with a (2) or (3)	Current version of Investment Protector

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL FusionSM Balanced Fund
AZL FusionSM Conservative Fund
AZL FusionSM Growth Fund
AZL FusionSM Moderate Fund
AZL® Growth Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund(1),(2)
AZL® MVP BlackRock Global Allocation Fund(1),(2)
AZL® MVP Franklin Templeton Founding Strategy Plus Fund(1),(2)
AZL® MVP Fusion Balanced Fund(1),(2)
AZL® MVP Fusion Moderate Fund(1),(2)
AZL® MVP Growth Index Strategy Fund(1),(2)
AZL® MVP Invesco Equity and Income Fund(1),(2)
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL® Allianz AGIC Opportunity Fund(3)
BLACKROCK
AZL® BlackRock Capital Appreciation Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® Money Market Fund(1)
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund(3)
BlackRock Global Allocation V.I. Fund
COLUMBIA
AZL® Columbia Mid Cap Value Fund
AZL® Columbia Small Cap Value Fund(3)
DAVIS
AZL® Davis New York Venture Fund
Davis VA Financial Portfolio(3)

DREYFUS
AZL® Dreyfus Research Growth Fund
EATON VANCE
AZL® Eaton Vance Large Cap Value Fund
FEDERATED
AZL® Federated Clover Small Value Fund(3)
FIDELITY
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
FRANKLIN TEMPLETON
AZL® Franklin Templeton Founding Strategy Plus Fund
Franklin High Income Securities Fund(3)
Franklin Income Securities Fund(1)
Franklin Templeton VIP Founding Funds Allocation Fund(3)
Franklin U.S. Government Fund(1)
Mutual Shares Securities Fund
Templeton Global Bond Securities Fund(1)
Templeton Growth Securities Fund
GATEWAY
AZL® Gateway Fund
INVESCO
AZL® Invesco Equity and Income Fund
AZL® Invesco Growth and Income Fund
AZL® Invesco International Equity Fund
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund
AZL® JPMorgan U.S. Equity Fund
MFS
AZL® MFS Investors Trust Fund

MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund(3)
AZL® Morgan Stanley Mid Cap Growth Fund
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund(3)
PIMCO
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio(1)
PIMCO VIT CommodityRealReturn® Strategy Portfolio(3)
PIMCO VIT Emerging Markets Bond Portfolio(3)
PIMCO VIT Global Advantage Strategy Bond Portfolio(1)
PIMCO VIT Global Bond Portfolio (Unhedged)(3)
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio(1),(2)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio(1)
PIMCO VIT Real Return Portfolio(1)
PIMCO VIT Total Return Portfolio(1)
PIMCO VIT Unconstrained Bond Portfolio(1)
SCHRODER
AZL® Schroder Emerging Markets Equity Fund(3)

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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TABLE OF CONTENTS

Glossary	4	8. Access to Your Money	34
Fee Tables	8	Free Withdrawal Privilege	35
Owner Transaction Expenses	8	Systematic Withdrawal Program	35
Owner Periodic Expenses	8	Minimum Distribution Program and Required Minimum
Annual Operating Expenses of the Investment Options	9	Distribution (RMD) Payments	36
Examples	10	Waiver of Withdrawal Charge Benefit	36
1. The Variable Annuity Contract	11	Suspension of Payments or Transfers	36
When the Contract Ends	11	9. The Annuity Phase	36
2. Ownership, Annuitants, Covered Persons, and Payees	12	Calculating Your Annuity Payments	37
Owner	12	Variable or Fixed Annuity Payments	37
Joint Owner	12	Annuity Payment Options	37
Annuitant	12	When Annuity Payments Begin	38
Beneficiary	13	Partial Annuitization	39
Covered Person(s)	13	10. Death Benefit	39
Payee	14	Traditional Death Benefit	39
Assignment, Changes of Ownership and		Death of the Owner and/or Annuitant	40
Other Transfers of a Contract	14	Death Benefit Payment Options During the
3. Purchasing the Contract	15	Accumulation Phase	40
Purchase Requirements	15	11. Selection of Optional Benefits	41
Faxed Applications	15	Replacing Optional Benefits	41
Allocation of Purchase Payments	16	11.a Income Protector	43
Automatic Investment Plan (AIP)	16	Selection Income Protector	43
Dollar Cost Averaging (DCA) Program	16	Removing Income Protector	43
Free Look/Right-to-Examine Period	17	Lifetime Plus Payment Overview	44
4. Valuing Your Contract	17	Benefit Base	44
Accumulation Units	17	Quarterly Anniversary Value	45
Computing the Contract Value	18	Annual Increase	45
5. Investment Options	18	Requesting Lifetime Plus Payments	46
Substitution and Limitation on Further Investments	25	Calculating Your Lifetime Plus Payments	47
Transfers Between Investment Options	26	Automatic Annual Lifetime Plus Payment Increases	48
Electronic Investment Option Transfer and		Taxation of Lifetime Plus Payments	48
Allocation Instructions	26	Investment Option Allocation and Transfer Restrictions
Excessive Trading and Market Timing	27	and Quarterly Rebalancing	49
Flexible Rebalancing Program	28	When Income Protector Ends	49
Financial Advisers – Asset Allocation Programs	29	11.b Investment Protector	50
Voting Privileges	29	Selecting Investment Protector	50
6. Our General Account	29	Removing Investment Protector	51
7. Expenses	30	Target Value Dates	52
Mortality and Expense Risk (M&E) Charge	30	Target Value	52
Rider Charge	31	Investment Option Allocation and Transfer Restrictions
Contract Maintenance Charge	31	and Quarterly Rebalancing	53
Withdrawal Charge	32	When Investment Protector Ends	55
Transfer Fee	34	11.c Maximum Anniversary Death Benefit	56
Premium Tax	34	11.d Bonus Option	57
Income Tax	34	11.e Short Withdrawal Charge Option	57
Investment Option Expenses	34	11.f No Withdrawal Charge Option	57

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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12. Taxes	58	Lifetime Plus Payment Overview	77
Qualified and non-Qualified Contracts	58	Benefit Base	78
Taxation of Annuity Contracts	58	Quarterly Anniversary Value	78
Taxation of Lifetime Plus Payments	59
Tax-Free Section 1035 Exchanges	59	Lifetime Plus Benefit’s 5% Annual Increase	78
13. Other Information	59	Lifetime Plus Benefit’s Resets	79
Allianz Life of New York	59	Lifetime Plus 8 Benefit’s 8% Annual Increase	80
The Separate Account	59	Requesting Lifetime Plus Payments	81
Distribution	60	Calculating Your Lifetime Plus Payments	82
Additional Credits for Certain Groups	61	Automatic Annual Lifetime Plus Payment Increases	84
Administration/Allianz Service Center	61	Investment Option Allocation and Transfer Restrictions
Legal Proceedings	62	and Quarterly Rebalancing	84
Financial Statements	62	When a Lifetime Benefit Ends	86
Status Pursuant to Securities Exchange Act of 1934	62	Appendix E – Target Date Benefits	87
14. Privacy and Security Statement	63	Removing a Target Date Benefit	87
15. Table of Contents of the Statement of Additional		Target Value Dates	88
Information (SAI)	64	Target Value	89
Appendix A – Annual Operating Expenses for Each		Investment Option Allocation and Transfer Restrictions
Investment Option	65	and Quarterly Rebalancing	89
Appendix B – Condensed Financial Information	67	When a Target Date Benefit Ends	94
Appendix C – Effects of Partial Withdrawals and		Appendix F – Quarterly Value Death Benefit	95
Lifetime Payments on the Values Available		Appendix G – Previous Versions of Investment Protector
Under the Contract	73	and Income Protector	95
Appendix D – Lifetime Benefits	74	Income Protector	95
Removing a Lifetime Benefit	75	Investment Protector	98
Covered Person(s)	75	For Service or More Information	102
		Addresses for mailing checks	102

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.

5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit.

8% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus 8 Benefit.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Additional Required Benefit – an additional optional benefit you must have if you chose either the No Withdrawal Charge Option or Maximum Anniversary Death Benefit. Additional Required Benefits include Income Protector, Investment Protector, or one of the previously available Lifetime or Target Date Benefits.

Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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Annuity Options – the annuity income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.

Base Contract – the Contract without any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.

Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.

Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector.

Benefit Year – any period of twelve months beginning on the Benefit Date or on a subsequent Benefit Anniversary.

Bonus Option – an optional benefit available for an additional charge that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments. There are restrictions on who can become a Covered Person.

Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the previously available Lifetime Benefits, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.

Cumulative Withdrawal Benefit – a benefit under the previously available Lifetime Benefits that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the previously available Lifetime Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Excess Withdrawal – if you select Income Protector, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the previously available Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, received by the Service Center from the correct mailing address. If you have questions about the information we require, please contact the Service Center.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Income Protector – an optional benefit available for an additional charge that is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 60.

Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a, Income Protector. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.

Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.

Investment Protector – an optional benefit available for an additional charge. It is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date. We must receive your initial Purchase Payment and all necessary information before we issue the Contract.

Joint Owners – two Owners who own a Contract.

Lifetime Plus Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus 8 Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus Payment – the payment we make to you under Income Protector or the previously available Lifetime Benefits based on the Benefit Base.

Maximum Anniversary Death Benefit – an optional benefit available for an additional charge that is intended to provide an increased death benefit. Also requires selection of an Additional Required Benefit.

Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefit as discussed in section 11.c.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.

No Withdrawal Charge Option – an optional benefit available for an additional charge that eliminates the Base Contract’s seven-year withdrawal charge. Also requires selection of an Additional Required Benefit.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

Payee – the person or entity who receives Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefit in section 11.c.

Quarterly Value Death Benefit – an optional benefit that is no longer available that was intended to provide an increased death benefit.

Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.

Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in section 11.b.

Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you select Income Protector or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.

Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.

Separate Account – Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the area of our Company that issues Contracts and provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.

Short Withdrawal Charge Option – an optional benefit available for an additional charge that shortens the Base Contract’s withdrawal charge period to four years.

Target Value – if you selected Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value multiplied by the guarantee percentage for your selected benefit as stated in Appendix G, and is available on each Target Value Date as stated in section 11.b. If you selected a Target Date Benefit, it is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals as stated in Appendix E.

Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.

Traditional Death Benefit – the death benefit provided by the Base Contract.

Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.

OWNER TRANSACTION EXPENSES

Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(3)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES

Contract Maintenance Charge(5)………………...	$30
(per Contract per year)
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.

(3)
We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(4)
New York does not currently impose this tax, but we reserve the right to deduct this charge if they do so in the future. This is the current maximum charge imposed in other states as discussed in section 7, Expenses – Premium Tax.

(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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CONTRACT ANNUAL EXPENSES

Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Maximum Anniversary Death Benefit	1.70%
Base Contract with the Short Withdrawal Charge Option	1.65%
Base Contract with the Short Withdrawal Charge Option and Maximum Anniversary Death Benefit	1.95%
Base Contract with the Bonus Option	1.90%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit	2.20%
Base Contract with the No Withdrawal Charge Option	1.75%
Base Contract with the No Withdrawal Charge Option and Maximum Anniversary Death Benefit	2.05%

	Rider Charge
	Maximum	Current(7)
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	1.20% 1.20%
Investment Protector (as a percentage of the Target Value)	2.50%	0.95%
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2011, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses(8) (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.52%	1.73%
(6)
The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.90% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(7)	The current rider charge may increase or decrease on each Quarterly Anniversary as discussed in section 7, Expenses – Rider Charge.

(8)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

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EXAMPLES

These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.

We deduct the $30 contract maintenance charge in the examples at the end of each year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

All figures in the examples below are for the Base Contract with the Bonus Option, Maximum Anniversary Death Benefit and Income Protector with joint Lifetime Plus Payments (8.5% declining withdrawal charge, 2.20% M&E charge, and maximum rider charge of 2.75%), which is the most expensive combination of benefits.

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,548	$2,975	$4,289	$7,365
0.52% (the minimum Investment Option operating expense)	$1,432	$2,645	$3,770	$6,496

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 668	$2,095	$3,559	$7,335
0.52% (the minimum Investment Option operating expense)	$ 552	$1,765	$3,040	$6,466

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 698	$2,125	$3,589	$7,365
0.52% (the minimum Investment Option operating expense)	$ 582	$1,795	$3,070	$6,496
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges for Contracts offered as of December 31, 2011. See the SAI Appendix for condensed financial information regarding the December 31, 2011 AUVs for other charges.

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1.	THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.

The Contract has an Accumulation Phase and an Annuity Phase.

The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.) During the Accumulation Phase you can take withdrawals, and subject to certain restrictions, you can make additional Purchase Payments.

You can also select any one of the following optional benefits, if available.

•
Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin from age 60 to age 90.We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector.

•
Investment Protector (see section 11.b) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to select Investment Protector.

The Accumulation Phase ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
The death of any Owner (or the Annuitant if the Contract is owned by a non-individual). The Accumulation Phase ends on the Business Day we first receive in Good Order at our Service Center the death benefit payment option and due proof of death, unless the surviving spouse continues the Contract.

A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares. A request is in “Good Order” when it contains all the information we require to process it. Our “Service Center” is the area of our Company that issues Contracts and provides Contract maintenance and routine customer service.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.

WHEN THE CONTRACT ENDS

The Contract ends when:

•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or

•	all applicable death benefit payments have been made.

For example, if you purchase a Contract and later take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

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2.	OWNERSHIP, ANNUITANTS, COVERED PERSONS, AND PAYEES

OWNER

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. Qualified Contracts, which are Contracts purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code, can only have one Owner.

JOINT OWNER

A Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (Non-Qualified Contract) can be owned by up to two Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For jointly owned Contracts, if the Annuitant dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues for the remainder of their lifetime.
	• •	The Beneficiary becomes the Owner. If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end when the guarantee period ends.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

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BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. For an individually owned Contract, if there is no valid Beneficiary at the time of your death, we pay any death benefit to your estate. For a non-individually owned Contract, if there is no valid Beneficiary at the time of the Annuitant’s death, we pay any death benefit to the Owner.

NOTE: For jointly owned Contracts, the sole primary Beneficiary is the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

COVERED PERSON(S)

If you select Income Protector, we base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determine availability of the benefit, when Lifetime Plus Payments can begin and the initial annual maximum Lifetime Plus Payment. When you select this benefit, you choose whether you want payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). Joint Covered Persons must be spouses within the meaning of federal law during the entire period your selected benefit is in effect. Joint Lifetime Plus Payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:

•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.

After the date Income Protector is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single Lifetime Plus Payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

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Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. If at any time before this you are no longer spouses, you must immediately send us notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a Covered Person from the Contract. At this time, we change the rider charge to equal the current charge for single Lifetime Plus Payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.

If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount.

NOTE: For non-spouse Joint Owners selecting single Lifetime Plus Payments: Upon the death of any Owner, we pay any applicable death benefit, and Income Protector and any Lifetime Plus Payments end if the Contract Value is positive. This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

PAYEE

The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner, but we may allow you to name a different Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.

ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT

An authorized request specifying the terms of an assignment (including any collateral assignment, change of ownership or other transfers of a Contract) must be sent to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. There may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. An assignment is effective as of the date you sign the request. An assignment does not automatically change the Annuitant or Beneficiary. We are not liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We are not responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned. You should consult with your tax adviser before assigning this Contract.

NOTE IF YOU SELECT INCOME PROTECTOR:  An assignment does not change the Covered Person(s). Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), we pay any applicable death benefit and the Accumulation Phase and any Lifetime Plus Payments ends. Following an assignment, if a Covered Persons who was previously an Owner or Annuitant no longer has that position, Income Protector and Lifetime Plus Payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse continues the Contract, Income Protector and any Lifetime Plus Payments end based on the earlier of the date of death of the surviving spouse or last surviving Covered Person. This means that Lifetime Plus Payments may end even if the Covered Person is still alive.

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3.	PURCHASING THE CONTRACT

PURCHASE REQUIREMENTS

To purchase this Contract, all Owners and the Annuitant must be age 80 or younger on the Issue Date. If you select the No Withdrawal Charge Option or Maximum Anniversary Death Benefit, you must also select an Additional Required Benefit.

The Purchase Payment requirements for this Contract are as follows.

•	The minimum initial Purchase Payment due on the Issue Date is $10,000, or $25,000 with the No Withdrawal Charge Option.

•	If you do not select Income Protector or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•
If you select Income Protector or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you select Income Protector, we do not allow additional payments on or after the date Lifetime Plus Payments begin (Benefit Date). If you select Investment Protector we do not allow additional payments on or after the third rider anniversary.

Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).

If you remove Income Protector or Investment Protector, these restrictions no longer apply.

•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life of New York variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

Once we receive your initial Purchase Payment and all necessary information, we issue the Contract within two Business Days and allocate your payment to your selected Investment Options. If you do not give us all of the information we need, we contact you or your Financial Professional. If for some reason we are unable to complete this process within five Business Days, we either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the payment and/or application until we receive it. A Purchase Payment is “received” when it arrives at the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus (1350 Energy Lane, Suite 200), which may delay processing.

FAXED APPLICATIONS

We accept faxed applications, but we currently do not accept applications delivered via email or our website. It is important to verify receipt of any faxed application. We are not liable for faxed applications that we do not receive. A manually signed faxed application is considered the same as an application delivered by mail. Our fax system may not always be available; any fax system can experience outages or slowdowns and may delay fax application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our faxed application policy at any time and for any reason.

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ALLOCATION OF PURCHASE PAYMENTS

You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.

You can change your future allocation instructions at any time without fee or penalty by writing to us, or electronically by telephone, fax, or website at http://www.allianzlife.com/newyork . We do not currently accept future Purchase Payment allocation instructions from you through any other form of electronic communication. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions by writing, telephone or fax, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. Future allocation instructions that you submit on our website do not change your allocation instructions for the automatic investment plan or flexible rebalancing program. To change your allocation instructions for this plan or program, you must send us your future allocation instructions by phone, fax or mail. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you select Income Protector or Investment Protector they must also comply with the allocation restrictions stated in section 11.a or section 11.b. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. However, if you select Income Protector or Investment Protector and/or choose to begin Annuity Payments, AIP ends automatically as follows.

•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.

•	If you select Income Protector, AIP ends on the Benefit Date.

•	If you select Investment Protector, AIP ends on the third rider anniversary.

NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program transfers Contract Value monthly from the AZL Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

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If you choose to participate immediately in this program, we apply 100% of the initial Purchase Payment (including any applicable bonus) to the AZL Money Market Fund. If you choose to participate later, you must allocate at least $1,500 to the AZL Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Money Market Fund according to your future Purchase Payment allocation instructions.

Information on the AZL Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.

We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.

Your participation ends on the earliest of the following:

•	the Benefit Date that Lifetime Plus Payments begin if you select Income Protector;

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);

•	the DCA program period ends (which is either six or twelve months); or

•	your Contract ends.

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Money Market Fund according to your future allocation instructions.

NOTE: For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Money Market Fund.

FREE LOOK/RIGHT-TO-EXAMINE PERIOD

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. We return your Contract Value as of the day we receive your cancellation request. This may be more or less than your initial Purchase Payment. If you cancel a Contract with the Bonus Option, you forfeit the entire bonus amount (see section 11.d, Bonus Option). If you have an IRA Qualified Contract, we refund your Purchase Payments less withdrawals, or Contract Value less fees and charges, if greater. For IRA Qualified Contracts, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the free look period ends, and then re-allocate your money, less fees and charges, according to your future Purchase Payment allocation instructions. If we do this, we return the greater of Purchase Payments less withdrawals, or Contract Value. In the Contract, the free look provision is also called the right-to-examine.

4.	VALUING YOUR CONTRACT

Your Contract Value increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life of NY Variable Account C). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

ACCUMULATION UNITS

When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (the net asset value) for your selected Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount is equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.

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Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.

Each Business Day, we calculate changes to each subaccount's accumulation unit value to reflect:

•	changes in the value of underlying Investment Option shares,

•	dividends (including income and capital gains) declared by the Investment Option with an ex-dividend date of that Business Day, and

•	the deduction of the M&E charge.

For more detailed information about how we determine each subaccount’s accumulation unit value, see the Statement of Additional Information – Accumulation Unit Values.

COMPUTING CONTRACT VALUE

We calculate your Contract Value each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. We send you the current copy of the Investment Options’ prospectus when we issue the Contract. (You can also obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.)

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

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Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.

The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Capital, and Pacific Investment Management Company LLC.

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP BlackRock Global Allocation Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in the underlying AZL BlackRock Global Allocation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a diversified portfolio of underlying fixed income funds and equity funds (generally allocated 40% to 60% to equity funds and 40% to 60% to fixed income funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a diversified portfolio of underlying fixed income funds and equity funds (generally allocated 55% to 75% to equity funds and 25% to 45% to fixed income funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests primarily (approximately 80% to 100%) in the underlying AZL Invesco Equity and Income Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

ALLIANZ GLOBAL INVESTORS CAPITAL
Managed by Allianz Investment Management LLC/Allianz Global Investors Capital LLC	AZL Allianz AGIC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies (believed by the subadviser to have above-average growth prospects), with market capitalizations of less than $2 billion at the time of investment.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis New York Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Research Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Managed by Franklin Mutual Advisers, LLC	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of total assets in REITs and up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging markets.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers primarily from developed countries other than the U.S.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Managed Volatility Portfolio	Specialty	Total return, which exceeds a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index with explicit management of overall portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments. A three-step approach is used in seeking to achieve the return and volatility parameters of the investment objective.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

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TRANSFERS BETWEEN INVESTMENT OPTIONS

You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.

The following applies to any transfer.

•
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector or Investment Protector.

•	We may choose not to allow you to make transfers during the free look/right-to-examine period.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

•
If you select Income Protector or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” in section 11.a, Income Protector or section 11.b, Investment Protector.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices.

You can request transfers in writing, or electronically by telephone, fax, or website at http://www.allianzlife.com/newyork . We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS

We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.

By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

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EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions to the extent permitted by federal securities laws.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

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In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

FLEXIBLE REBALANCING PROGRAM

Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

NOTE: This program is not available if you select Income Protector or Investment Protector.

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FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½, withdrawals may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

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7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.

Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Maximum Anniversary Death Benefit	1.70%
Base Contract with the Short Withdrawal Charge Option	1.65%
Base Contract with the Short Withdrawal Charge Option and Maximum Anniversary Death Benefit	1.95%
Base Contract with the Bonus Option	1.90%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit	2.20%
Base Contract with the No Withdrawal Charge Option	1.75%
Base Contract with the No Withdrawal Charge Option and Maximum Anniversary Death Benefit	2.05%
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract and in the Accumulation Unit Value section of the SAI. For more information on Annuity Payments, see the Annuity Payments section of the SAI.

The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you select the Base Contract with Maximum Anniversary Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.

The M&E charge compensates us for all your Contract’s benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

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RIDER CHARGE

If you select Income Protector or Investment Protector, we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base under Income Protector, or as a percentage of the Target Value under Investment Protector.

We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.

•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.

•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.

	Rider Charge
	Maximum	Minimum	Current
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.20% 1.20%
Investment Protector (as a percentage of the Target Value)	2.50%	0.35%	0.95%
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base. For information on how we calculate the Target Value, see section 11.b, Investment Protector – Target Value.

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of removing the benefit before the charge increases.

We deduct the rider charge on a dollar for dollar basis from the Contract Value. However, the rider charge does not decrease guaranteed values; it only decreases the Contract Value used to calculate any potential increases to guaranteed values. Guaranteed values include Income Protector’s Benefit Base, Investment Protector’s Target Value, and Maximum Anniversary Death Benefit’s Maximum Anniversary Value (see section 11.c). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.

Changes to the Benefit Base or Target Value change the rider charge amount. For example, under Income Protector, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.

This fee compensates us for the benefits provided by Income Protector or Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $30. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:

•
During the Accumulation Phase for all your Vision New York Contracts if the total Contract Value is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Contracts by using the Owner’s social security number, and for non-individually owned Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase.

•	When paying death benefits under death benefit payment options A, B, or C.

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We deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. The contract maintenance charge does not decrease guaranteed values; it only decreases the Contract Value used to calculate any potential increases to guaranteed values.

WITHDRAWAL CHARGE

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any withdrawals and any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.

You are not subject to a withdrawal charge if you select the No Withdrawal Charge Option. We also do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; and Lifetime Plus Payments.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.

1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

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Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.

The withdrawal charge compensates us for expenses associated with selling the Contract.

Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.

1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,250 ÷ 0.915 = $13,388

4)	Contract earnings. We already withdrew your requested amount, so this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if a large group of individuals purchases Contracts or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge when a Contract is sold by a Financial Professional appointed with Allianz Life of New York to any members of his or her immediate family and the Financial Professional waives their commission. We must pre-approve any withdrawal charge reduction or elimination.

NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for Contract charges other than the withdrawal charge, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

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TRANSFER FEE

The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector or Investment Protector.

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. However, the transfer fee does not decrease guaranteed values; it only decreases the Contract Value used to calculate any potential increases to guaranteed values. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We deduct this fee before we use the Contract Value to compute any of your Contract’s guaranteed values, but this fee does not decrease these guaranteed values on a dollar for dollar basis.

PREMIUM TAX

Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:

•	by withdrawing your Contract Value;

•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);

•	by taking Lifetime Plus Payments (if you select Income Protector);

•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s values.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.

*	Does not apply to Lifetime Plus Payments, systematic withdrawals, or required minimum distributions.

**	Does not apply to Lifetime Plus Payments.

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We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector or Investment Protector and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.

When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:

•	total Contract Value determined at the end of the day,

•	less any final rider charge if you selected Income Protector or Investment Protector,

•	less any withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of these charges.

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

NOTE:

•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.

•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

•
For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

FREE WITHDRAWAL PRIVILEGE

Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

NOTE: The free withdrawal privilege is not available while you are receiving Lifetime Plus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no maximum on the amount you can withdraw under this program. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue the systematic withdrawal program at any time and for any reason.

NOTE:

•     Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments or Lifetime Plus Payments.

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MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.

Lifetime Plus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your Lifetime Plus Payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments.

NOTE:

•	You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.

•	The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT

After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

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CALCULATING YOUR ANNUITY PAYMENTS

We base Annuity Payments upon the following:

•	The Contract Value on the Income Date.

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant where permitted.

•	The Annuity Option you select.

•	Your Contract’s mortality table.

We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.

VARIABLE OR FIXED ANNUITY PAYMENTS

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.

We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3% or 4.5% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.

If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.

ANNUITY PAYMENT OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.

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Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.

After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.

Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

WHEN ANNUITY PAYMENTS BEGIN

Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant’s 90th birthday. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least 13 months after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.

NOTE:

•
If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value, a death benefit, or any other periodic withdrawals or payments other than Annuity Payments.

•
For Contracts with Income Protector: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees do not apply.

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PARTIAL ANNUITIZATION

Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

The Base Contract provides the Traditional Death Benefit. If available, you can instead select the Maximum Anniversary Death Benefit at Contract issue (see section 11.c, Maximum Anniversary Death Benefit). The Contract also previously offered the Quarterly Value Death Benefit which is described in Appendix F. Death benefits are only available during the Accumulation Phase.

If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive in Good Order at our Service Center the death benefit payment option and due proof of death. If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices. We consider due proof of death to be any of the following: a copy of a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

If a Beneficiary dies before you, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining primary Beneficiaries, we pay any remaining contingent Beneficiary(ies). If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her required information in Good Order at our Service Center. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.

TRADITIONAL DEATH BENEFIT

We determine the Traditional Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value.

The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

For multiple Beneficiaries, we determine the Traditional Death Benefit Value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center his or her selected death benefit payment option.

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The Traditional Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•
For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but we do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT

The appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If Option A (lump sum payment) is selected, we pay the amount within seven days of our receipt of the death benefit payment option and due proof of death, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. For Contracts issued or delivered in New York, if Option A is selected and we do not pay the claim within seven days, we pay interest on the death benefit amount beginning on the eighth calendar day at the greater of the current settlement rate which we declare annually, or 3%. You can contact our Service Center at the address or phone number listed at the back of this prospectus for information on the current settlement rate.

Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with their portion of the death benefit in his or her own name. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue their portion of the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive in Good Order at our Service Center the death benefit payment option and due proof of death, we increase his or her portion of the Contract Value to equal his or her portion of the death benefit if that amount is greater. For Contracts with Income Protector or Investment Protector, a Contract Value increase may not increase the Benefit Base or Target Value. If the surviving spouse continues their portion of the Contract, he or she may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

Option C: If the Beneficiary is an individual, payment of the death benefit as an Annuity Payment over the Beneficiary’s lifetime, or over a period not extending beyond the Beneficiary’s life expectancy. This means only Annuity Options 1, 2 and 5 are available. Distribution must begin within one year of the date of the Owner’s death.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Other rules may apply to Qualified Contracts.

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11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.

•
Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector.

NOTE:                  Income Protector provides no payments before age 60. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•
Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in section 11.b, Investment Protector.

•	Maximum Anniversary Death Benefit. This benefit locks in any annual investment gains to provide an increased death benefit as described in section 11.c, Maximum Anniversary Death Benefit.

•
Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81, and has a higher and longer withdrawal charge schedule as described in section 11.d, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

•	Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in section 11.e, Short Withdrawal Charge Option.

•	No Withdrawal Charge Option. This benefit eliminates the Base Contract’s withdrawal charge as described in section 11.f, No Withdrawal Charge Option.

•	Lifetime Benefits and Target Date Benefits. These benefits are no longer available. Please see Appendix D for information on Lifetime Benefits, and Appendix E for information on Target Date Benefits.

At issue you first select one of the following: Base Contract, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option. You then choose whether to add the Maximum Anniversary Death Benefit to your Contract. After we issue the Contract, you cannot remove any of these optional benefits from your Contract. If you selected the No Withdrawal Charge Option or Maximum Anniversary Death Benefit, you must also have an Additional Required Benefit (Income Protector, Investment Protector, or one of the previously available Lifetime or Target Date Benefits).

You can select either Income Protector or Investment Protector on a Quarterly Anniversary during the Accumulation Phase (if available). You cannot have more than one of these benefits at the same time. You can select Income Protector before the older Covered Person reaches age 81. You can select Investment Protector before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

Once selected, you can remove Income Protector or Investment Protector subject to certain restrictions. If you selected the No Withdrawal Charge Option, you can only remove the Additional Required Benefit if we increase the rider charge (Income Protector or Investment Protector only), or if you can simultaneously replace your selected Additional Required Benefit as discussed next in this section. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

REPLACING OPTIONAL BENEFITS

You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.

•	Before the Benefit Date, replace one of the previously available Lifetime Benefits with Investment Protector if your Contract did not previously include a Target Date Benefit.

•	Replace one of the previously available Target Date Benefits with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Investment Protector with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Income Protector with Investment Protector if your Contract did not previously include a Target Date Benefit.

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If you replace one optional benefit with another we may require you to reallocate your Contract Value and change your future allocation instructions to comply with the replacement benefit’s Investment Option allocation and transfer restrictions.

These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. The guarantees of the new benefit may be more or less than the benefit you are replacing.

Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.20% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 0.95% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?	We only accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.
We only accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the current minimum exercise age of 60 when you select the benefit.	The earliest available initial Target Value Date is ten years after you select the benefit (the tenth rider anniversary).
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every five years.
What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

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11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to consider before selecting Income Protector.

•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Income Protector provides no payment until the younger Covered Person is at least age 60.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not create Contract Value or guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Income Protector as discussed under “Removing Income Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.

Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.

SELECTING INCOME PROTECTOR

For Contracts issued on or after April 1, 2009, you can select Income Protector on any Quarterly Anniversary if available, during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2, Ownership. Income Protector is not available for Contracts issued before April 1, 2009.

You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE: You cannot have Income Protector and Investment Protector at the same time. You can only have one of these benefits.

REMOVING INCOME PROTECTOR

You can remove Income Protector from your Contract once while the Contract Value is positive. If you remove this benefit, it is not available for future selection. If you have the No Withdrawal Charge Option, you can only remove Income Protector if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

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If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.

On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (Benefit Date), the Benefit Base is the greatest of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or

•
quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

We determine your payment percentage by using the Annual Maximum Lifetime Plus Payment Table. We establish your Contract’s Annual Maximum Lifetime Plus Payment Table on the Rider Effective Date and we cannot reduce these payment percentages. The current Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table
Age of the Covered Person for single Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage	Age of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is a percentage of your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.

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On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base.

QUARTERLY ANNIVERSARY VALUE

While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

ANNUAL INCREASE

While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the guarantee years, we apply a simple interest increase of one-fourth of the annual increase percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the guarantee years.

We establish your Contract’s number of guarantee years and annual increase percentage on the Rider Effective Date and we cannot change them. The guarantee years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The current number of guarantee years is 30, the current annual increase percentage is 7% and the current quarterly simple interest increase is 1.75%.

If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

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On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:

a + (b x (c – d))

Where:

a =	The Annual Increase at the end of the prior Business Day;

b =	The annual increase percentage we set on the Rider Effective Date divided by four (which is currently 1.75% as stated above);

c =	The Increase Base at the end of the prior Business Day; and

d =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day.

The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of guarantee years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of guarantee years is 30 years, then the maximum Rider Anniversary is September 1, 2039.

We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.

NOTE: For Contracts with the Bonus Option, the bonus is not included in the parts of this value based on Purchase Payments.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The current minimum exercise age is age 60.

If your Contract Value reduces to zero for any reason other than a withdrawal, or Partial or Full Annuitization while this benefit is in effect and before the Benefit Date, we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date. If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.

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•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

•
Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.

•
Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.

NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Annual Maximum Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview”). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

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Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.

If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.

Income Protector available Investment Options
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
Franklin Income Securities Fund
Franklin U.S. Government Fund

PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.

While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN INCOME PROTECTOR ENDS

Income Protector ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.

•	The Benefit Date or Benefit Anniversary that your annual maximum Lifetime Plus Payment is less than $100.

•	If you do not assign or change ownership of this Contract after the rider effective date, Income Protector ends on the last surviving Covered Person’s date of death with the following exceptions.

–
For joint Covered Persons, if upon the first Covered Person's death the surviving spouse elects to receive payment of the death benefit, then Income Protector ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

–
For non-spouse Joint Owners selecting single Lifetime Plus Payments, Income Protector ends on the first Joint Owner’s date of death. However, if the first Joint Owner’s date of death occurs after the Benefit Date and the Contract Value has been reduced to zero, Income Protector ends on the Covered Person’s date of death. This means Income Protector may end even if the sole Covered Person is still alive.

•	When the Contract ends.

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NOTE: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner (or Annuitant for non-individually owned Contracts) no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive in Good Order at the Service Center both due proof of death and an election of the death benefit payment option. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select is the tenth Rider Anniversary and subsequent Target Value Dates occur on every subsequent fifth Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to consider before selecting Investment Protector.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not guarantee Investment Option performance.

•	If you select the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under “Removing Investment Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

Please discuss Investment Protector’s appropriateness with your Financial Professional.

SELECTING INVESTMENT PROTECTOR

For Contracts issued on or after April 1, 2009, you can select Investment Protector at issue or, if available, on any Quarterly Anniversary during the Accumulation Phase once before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Investment Protector is not available for Contracts issued before April 1, 2009.

You can select Investment Protector after the Issue Date by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE: You cannot have Investment Protector and Income Protector at the same time. You can only have one of these benefits.

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REMOVING INVESTMENT PROTECTOR

You can remove Investment Protector from your Contract once while the Contract Value is positive. If you remove this benefit, it is not available for future selection. If you select the No Withdrawal Charge Option, you can only remove Investment Protector if we increase the rider charge, or if you simultaneously replace it with Income Protector. Removing Investment Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the tenth Rider Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every fifth Rider Anniversary after the initial Target Value Date while this benefit is in effect.

For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 and you are still age 70. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.

If your Contract Value is less than the Target Value at the end of the last Business Day before each Target Value Date (or on the next Business Day if this date is not a Business Day), we credit your Contract Value with the difference. This credit is available for immediate withdrawal, subject to any applicable withdrawal charge and penalty tax. This is the only day the Target Value is guaranteed to be available to you. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date. We allocate this credit to your selected Investment Options based on the percentage of Contract Value in each Investment Option on the date of the credit. We apply the credit to your Contract after we do any quarterly Contract Value rebalancing. For tax purposes, we treat the credit as earnings under the Contract. However, if the Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 7, Expenses – Withdrawal Charge).

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Initial Target Value Date Resets

After the Rider Effective Date, you can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if your Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is ten Rider Anniversaries after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines both your rider charge and if you receive a Contract Value credit on each Target Value Date. We only calculate the Target Value while the benefit is in effect.

On each Business Day the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the current guarantee percentage of 100% or one of the following. We establish your Contract’s guarantee percentage on the Rider Effective Date and we cannot change it.

•	If you select the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

•
If you select the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date, plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.

•
If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

The Rider Anniversary Value is initially equal to the Contract Value determined at the end of the last Business Day before Rider Effective Date (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Rider Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Rider Anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.

NOTE: For Contracts with the Bonus Option, the bonus is not included in the parts of this value based on Purchase Payments.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

If you select Investment Protector, we establish your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

These are the current Investment Option groups.

TABLE 1: Investment Protector Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Growth Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund

AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio
Templeton Growth Securities Fund

Fixed Income Group
AZL Money Market Fund Franklin U.S. Government Fund PIMCO VIT Global Advantage Strategy Bond Portfolio PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio PIMCO VIT Total Return Portfolio PIMCO VIT Uncontstrained Bond Portfolio Templeton Global Bond Securities Fund

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

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You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.

1.
We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

2.
If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.

3.
If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.

•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.

•	If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations.

WHEN INVESTMENT PROTECTOR ENDS

Investment Protector ends upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

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11.c MAXIMUM ANNIVERSARY DEATH BENEFIT

We designed the Maximum Anniversary Death Benefit to lock in any annual investment gains to provide an increased death benefit for Beneficiaries. You cannot remove this benefit from your Contract. The Maximum Anniversary Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

We determine the Maximum Anniversary Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death*. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Maximum Anniversary Value.

*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.

For multiple Beneficiaries, we determine the Maximum Anniversary Value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center his or her selected death benefit payment option.

The Maximum Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Maximum Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary before the end date, we compare the Maximum Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Maximum Anniversary Value to equal this Contract Value if it is greater.

The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

If the end date occurs due to age, we continue to calculate the Maximum Anniversary Value in the same way that we do on each Business Day other than a Contract Anniversary until we receive the required death information. If the end date occurs because of death and the surviving spouse continues the Contract, the Maximum Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.

The Maximum Anniversary Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Maximum Anniversary Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•
If you have Income Protector, your Contract Value decreases with each Lifetime Plus Payment, Excess Withdrawal, and rider charge deduction, which reduces the likelihood of locking in investment gains. These deductions also directly reduce the Maximum Anniversary Value.

•	For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Maximum Anniversary Value based on Purchase Payments.

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11.d BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual). After a withdrawal, we only apply a bonus to the part of additional Purchase Payments that are greater than total Purchase Payments previously withdrawn. You cannot remove this benefit from your Contract; it ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.

The bonus is subject to the following terms.

●	We include the bonus in any part of a guaranteed value based on Contract Value, but not in any part of a guaranteed value based on Purchase Payments.

●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.

●	All bonus gains and losses are part of your Contract Value.

We pay all bonus amounts from the general account assets of Allianz Life of New York.

If you cancel your Contract during the free look/right-to-examine period you lose all of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

NOTE:

•	The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit complies with IRA requirements.

11.e SHORT WITHDRAWAL CHARGE OPTION

We designed the Short Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove this benefit from your Contract; it ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE: If you do not take a withdrawal in the fifth through seventh years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages.

11.f NO WITHDRAWAL CHARGE OPTION

We designed the No Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit eliminates the Base Contract’s withdrawal charge. You cannot remove this benefit from your Contract; it ends when the Accumulation Phase ends. This benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE:

•
You must also have an Additional Required Benefit, and you can only remove the Additional Required Benefit if we increase the rider charge, or you can simultaneously replace it with another Additional Required Benefit. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

•	If you do not take a withdrawal in the first seven years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages.

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12.	TAXES

This section provides a summary explanation of the tax ramifications of purchasing a Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

QUALIFIED AND NON-QUALIFIED CONTRACTS

You can purchase either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).

Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.

Currently, we offer the following types of Qualified Contracts.

Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualifed retirement plans are eligible to purchase this Contract.
If you purchase a Qualified Contract, you already receive the benefit of tax deferral through the qualified plan, and so you should purchase this Contract for purposes other than tax deferral.

You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code. There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

TAXATION OF ANNUITY CONTRACTS

The Contract has the following tax characteristics.

•	Taxes on earnings are deferred until you take money out.

•
When you take money out of a Non-Qualified Contract, earnings are generally subject to Federal income tax and applicable state income tax. All pre-tax funds distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than at a capital gains rate.

•
Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-fax funds.

•	Lifetime Plus Payments are taxed as partial withdrawals.

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•
If you take out earnings before age 59½, you may be subject to a Federal 10% penalty tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.

•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code. Federally recognized spouses are given specialized treatment in receipt of payments.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total Lifetime Plus Payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% federal penalty tax.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	unless you select the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423. We offer variable annuities. We are licensed to do direct business in 6 states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

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The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life of New York.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.

We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

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We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to their Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.

In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. Our Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

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LEGAL PROCEEDINGS

Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life of New York hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

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14.	PRIVACY AND SECURITY STATEMENT

2012
Your privacy is a high priority for Allianz Life Insurance Company of New York. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

Information about you that Allianz Life® of NY collects

Allianz Life of NY collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

Information about you that Allianz Life of NY shares

Allianz Life of NY does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address and policy information, as follows:

•	With affiliates and service providers in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

Service providers with whom we legally share your information are required to sign a Privacy and Security Agreement with us.

Allianz Life of NY does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies, except to administer or service your policy.

Allianz Life of NY policies and practices regarding security of your information

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state-of-the-art technology to secure our websites and protect the information that may be shared over these sites.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily. Refer to the Privacy link at the bottom of our website for more information on browsing privacy practices.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information. Alternately, you may also make your request through our secure website.

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Within 30 working days of our receipt of your request, your information will be available. You may see the information in person or we will send you a copy. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you that is obtained from a consumer reporting agency or a Department of Motor Vehicles. At your request, we will provide you with the names and addresses of these agencies so that you can contact them directly.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (http://www.allianzlife.com/NewYork).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800-729-9743, write us at the following address, or contact us via the website.

Allianz Life Insurance Company of New York
Home Office: New York, NY

Administrative Office
PO Box 1431
Minneapolis, MN 55440-1431

M40018-NY (R-12/2011)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life of New York……………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	6	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	10
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	13
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	17
Corporations…………………………………………………...	8

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APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay.

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL Allianz AGIC Opportunity Fund	.85	.25	–	.09	–	1.19
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.08	–	1.13
AZL International Index Fund	.35	.25	–	.23	–	.83
AZL Mid Cap Index Fund	.25	.25	–	.13	.02	.65
AZL Money Market Fund	.35	.25	–	.06	–	.66
AZL S&P 500 Index Fund – Class 2.17		.25	–	.10	–	.52
AZL Small Cap Stock Index Fund	.26	.25	–	.12	.02	.65
BlackRock Global Allocation V.I. Fund – Class 3.64		.25	–	.26	.02	1.17
COLUMBIA
AZL Columbia Mid Cap Value Fund	.75	.25	–	.08	.01	1.09
AZL Columbia Small Cap Value Fund – Class 2.90		.25	–	.10	–	1.25
DAVIS
AZL Davis New York Venture Fund – Class 2.75		.25	–	.10	–	1.10
Davis VA Financial Portfolio	.55	–	–	.14	–	.69
DREYFUS
AZL Dreyfus Research Growth Fund	.77	.25	–	.08	–	1.10
EATON VANCE
AZL Eaton Vance Large Cap Value Fund	.74	.25	–	.08	–	1.07
FEDERATED
AZL Federated Clover Small Value Fund	.75	.25	–	.09	–	1.09
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.54	1.04
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.64	1.14
FRANKLIN TEMPLETON
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.19	–	1.14
Franklin High Income Securites Fund – Class 2.53		.25	–	.05	–	.83
Franklin Income Securities Fund – Class 2.45		.25	–	.02	–	.72
Franklin Templeton VIP Founding Funds Allocation Fund – Class 2.00		.25	–	.11	.65	1.01
Franklin U.S. Government Fund – Class 2.48		.25	–	.03	–	.76
Mutual Shares Securities Fund – Class 2.60		.25	–	.13	–	.98
Templeton Global Bond Securities Fund – Class 2.46		.25	–	.10	–	.81
Templeton Growth Securities Fund – Class 2.74		.25	–	.04	–	1.03
GATEWAY
AZL Gateway Fund	.80	.25	–	.20	.01	1.26
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.09	.02	1.11
AZL Invesco Growth and Income Fund	.76	.25	–	.08	–	1.09
AZL Invesco International Equity Fund	.90	.25	–	.12	.01	1.28
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.12	–	1.32
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.08	–	1.13
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.09	–	1.09
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.20	–	1.35
AZL Morgan Stanley Mid Cap Growth Fund	.80	.25	–	.09	–	1.14

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Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
OPPENHEIMERFUNDS
AZL Oppenheimer Discovery Fund	.85	.25	–	.09	–	1.19
PIMCO
PIMCO EqS Pathfinder Portfolio – Advisor Class	1.10	.25	–	.01	.03	1.39
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.74	1.315
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.02	.14	1.05
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio – Admin. Class(1)	1.05	_	.15	.03	.50	1.73
PIMCO VIT Global Multi-Asset Portfolio – Admin. Class	.95	–	.15	–	.51	1.61
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	–	–	.75
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	–	–	.65
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	–	–	.65
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	–	–	1.05
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.22	–	1.70
(1)	“Other Expenses” reflect estimated expenses for the fund’s first fiscal year.

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.04	.09	.64	.73
AZL Fusion Balanced Fund	.20	–	.03	.23	.86	1.09
AZL Fusion Conservative Fund	.20	–	.06	.26	.80	1.06
AZL Fusion Growth Fund	.20	–	.03	.23	.99	1.22
AZL Fusion Moderate Fund	.20	–	.02	.22	.92	1.14
AZL Growth Index Strategy Fund	.05	–	.03	.08	.62	.70
AZL MVP Balanced Index Strategy Fund(1)	.15	–	.16	.31	.63	.94
AZL MVP BlackRock Global Allocation Fund(1)	.15	–	.06	.21	1.13	1.34
AZL MVP Fusion Balanced Fund(1)	.25	–	.16	.41	.84	1.25
AZL MVP Fusion Moderate Fund(1)	.25	–	.16	.41	.90	1.31
AZL MVP Growth Index Strategy Fund(1)	.15	–	.16	.31	.61	.92
AZL MVP Invesco Equity and Income Fund(1)	.15	–	.06	.21	.99	1.20
(1)
Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP Investment Trusts. Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

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APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges for the Contract offered by this prospectus as of the end of the most recent calendar year is listed in the tables below. A separate rider charge may also apply to your Contract if you select Income Protector or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Lowest and Highest Combination of Benefit Options	M&E Charge
Allianz Vision New York – Base Contract	1.40%
Allianz Vision New York – Base Contract with Bonus Option and Maximum Anniversary Death Benefit	2.20%
The following Investment Options commenced operations under this Contract after December 31, 2011. Therefore, no AUV information is shown for them: AZL MVP Balanced Index Strategy Fund; AZL MVP BlackRock Global Allocation Fund; AZL MVP Fusion Balanced Fund; AZL MVP Moderate Fund; AZL MVP Growth Index Strategy Fund; AZL MVP Invesco Equity and Income Fund; PIMCO VIT Global Multi-Asset Managed Volatility Portfolio.

 (Number of Accumulation Units in thousands)

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Allianz AGIC Opportunity Fund
12/31/2007	N/A	16.672	0	12/31/2007	N/A	15.676	1
12/31/2008	16.672	8.688	1	12/31/2008	15.676	8.103	3
12/31/2009	8.688	13.545	5	12/31/2009	8.103	12.533	2
12/31/2010	13.545	15.865	13	12/31/2010	12.533	14.563	1
12/31/2011	15.865	13.840	14	12/31/2011	14.563	12.604	1
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	28	12/31/2009	N/A	10.019	31
12/31/2010	10.035	10.934	363	12/31/2010	10.019	10.830	96
12/31/2011	10.934	11.042	572	12/31/2011	10.830	10.850	81
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.110	4	12/31/2007	N/A	12.741	6
12/31/2008	13.110	8.225	14	12/31/2008	12.741	7.930	1
12/31/2009	8.225	10.987	72	12/31/2009	7.930	10.508	7
12/31/2010	10.987	12.914	91	12/31/2010	10.508	12.253	7
12/31/2011	12.914	11.575	119	12/31/2011	12.253	10.895	21
AZL Columbia Mid Cap Value Fund
12/31/2007	N/A	10.319	1	12/31/2007	N/A	10.139	0
12/31/2008	10.319	4.869	12	12/31/2008	10.139	4.746	1
12/31/2009	4.869	6.352	12	12/31/2009	4.746	6.142	2
12/31/2010	6.352	7.683	62	12/31/2010	6.142	7.370	0
12/31/2011	7.683	7.306	73	12/31/2011	7.370	6.953	16
AZL Columbia Small Cap Value Fund
12/31/2007	N/A	12.439	0	12/31/2007	N/A	11.957	0
12/31/2008	12.439	8.330	1	12/31/2008	11.957	7.943	2
12/31/2009	8.330	10.243	0	12/31/2009	7.943	9.689	2
12/31/2010	10.243	12.719	11	12/31/2010	9.689	11.936	0
12/31/2011	12.719	11.764	17	12/31/2011	11.936	10.952	1

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M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Davis New York Venture Fund
12/31/2007	N/A	13.555	6	12/31/2007	N/A	12.677	1
12/31/2008	13.555	7.952	26	12/31/2008	12.677	7.378	4
12/31/2009	7.952	10.338	29	12/31/2009	7.378	9.515	4
12/31/2010	10.338	11.422	56	12/31/2010	9.515	10.429	13
12/31/2011	11.422	10.791	68	12/31/2011	10.429	9.774	11
AZL Dreyfus Research Growth Fund
12/31/2007	N/A	11.526	1	12/31/2007	N/A	10.780	0
12/31/2008	11.526	6.634	11	12/31/2008	10.780	6.155	3
12/31/2009	6.634	8.816	14	12/31/2009	6.155	8.114	14
12/31/2010	8.816	10.686	22	12/31/2010	8.114	9.757	1
12/31/2011	10.686	10.201	21	12/31/2011	9.757	9.240	1
AZL Eaton Vance Large Cap Value Fund
12/31/2007	N/A	12.386	0	12/31/2007	N/A	11.518	0
12/31/2008	12.386	7.794	0	12/31/2008	11.518	7.190	2
12/31/2009	7.794	9.724	1	12/31/2009	7.190	8.900	2
12/31/2010	9.724	10.531	40	12/31/2010	8.900	9.562	1
12/31/2011	10.531	9.923	70	12/31/2011	9.562	8.937	2
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.485	3	12/31/2007	N/A	16.623	0
12/31/2008	17.485	11.426	13	12/31/2008	16.623	10.775	1
12/31/2009	11.426	14.716	17	12/31/2009	10.775	13.768	2
12/31/2010	14.716	18.446	27	12/31/2010	13.768	17.119	1
12/31/2011	18.446	17.477	30	12/31/2011	17.119	16.091	0
AZL Franklin Templeton Founding Strategy Plus Fund
12/31/2009	N/A	10.218	36	12/31/2009	N/A	10.202	0
12/31/2010	10.218	11.085	535	12/31/2010	10.202	10.980	13
12/31/2011	11.085	10.731	695	12/31/2011	10.980	10.545	30
AZL Fusion Balanced Fund
12/31/2007	N/A	12.121	0	12/31/2007	N/A	11.780	10
12/31/2008	12.121	8.672	63	12/31/2008	11.780	8.361	13
12/31/2009	8.672	10.836	115	12/31/2009	8.361	10.364	27
12/31/2010	10.836	11.868	708	12/31/2010	10.364	11.261	42
12/31/2011	11.868	11.598	762	12/31/2011	11.261	10.917	36
AZL Fusion Conservative Fund
12/31/2009	N/A	10.154	0	12/31/2009	N/A	10.138	0
12/31/2010	10.154	11.111	184	12/31/2010	10.138	11.005	11
12/31/2011	11.111	11.027	305	12/31/2011	11.005	10.835	6
AZL Fusion Growth Fund
12/31/2007	N/A	12.813	15	12/31/2007	N/A	12.453	45
12/31/2008	12.813	7.715	81	12/31/2008	12.453	7.438	50
12/31/2009	7.715	10.057	65	12/31/2009	7.438	9.619	19
12/31/2010	10.057	11.197	66	12/31/2010	9.619	10.624	16
12/31/2011	11.197	10.553	72	12/31/2011	10.624	9.933	0
AZL Fusion Moderate Fund
12/31/2007	N/A	12.396	9	12/31/2007	N/A	12.047	11
12/31/2008	12.396	8.219	32	12/31/2008	12.047	7.924	25
12/31/2009	8.219	10.490	461	12/31/2009	7.924	10.033	103
12/31/2010	10.490	11.559	2578	12/31/2010	10.033	10.967	204
12/31/2011	11.559	11.075	3311	12/31/2011	10.967	10.424	175
AZL Gateway Fund
12/31/2010	N/A	10.332	71	12/31/2010	N/A	10.308	1
12/31/2011	10.332	10.501	299	12/31/2011	10.308	10.393	4

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M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Growth Index Strategy Fund
12/31/2009	N/A	10.067	56	12/31/2009	N/A	10.051	12
12/31/2010	10.067	11.259	1425	12/31/2010	10.051	11.152	21
12/31/2011	11.259	11.104	2047	12/31/2011	11.152	10.911	37
AZL International Index Fund
12/31/2009	N/A	9.761	17	12/31/2009	N/A	9.746	1
12/31/2010	9.761	10.310	25	12/31/2010	9.746	10.212	0
12/31/2011	10.310	8.868	44	12/31/2011	10.212	8.714	2
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.832	0	12/31/2007	N/A	12.335	1
12/31/2008	12.832	9.627	1	12/31/2008	12.335	9.180	8
12/31/2009	9.627	11.662	72	12/31/2009	9.180	11.032	17
12/31/2010	11.662	12.850	363	12/31/2010	11.032	12.059	18
12/31/2011	12.850	12.395	491	12/31/2011	12.059	11.540	27
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.291	2	12/31/2007	N/A	13.291	0
12/31/2008	14.291	9.462	14	12/31/2008	13.291	8.729	1
12/31/2009	9.462	11.537	10	12/31/2009	8.729	10.558	0
12/31/2010	11.537	12.783	13	12/31/2010	10.558	11.606	0
12/31/2011	12.783	12.361	15	12/31/2011	11.606	11.134	2
AZL Invesco International Equity Fund
12/31/2007	N/A	19.830	0	12/31/2007	N/A	18.646	5
12/31/2008	19.830	11.438	20	12/31/2008	18.646	10.668	6
12/31/2009	11.438	15.150	52	12/31/2009	10.668	14.019	8
12/31/2010	15.150	16.810	31	12/31/2010	14.019	15.431	13
12/31/2011	16.810	15.364	45	12/31/2011	15.431	13.991	30
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.359	1	12/31/2007	N/A	18.404	0
12/31/2008	19.359	13.637	5	12/31/2008	18.404	12.861	0
12/31/2009	13.637	16.987	14	12/31/2009	12.861	15.892	4
12/31/2010	16.987	17.747	14	12/31/2010	15.892	16.471	5
12/31/2011	17.747	15.154	17	12/31/2011	16.471	13.953	2
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	12.939	3	12/31/2007	N/A	12.438	1
12/31/2008	12.939	7.824	8	12/31/2008	12.438	7.461	3
12/31/2009	7.824	10.316	9	12/31/2009	7.461	9.759	2
12/31/2010	10.316	11.492	25	12/31/2010	9.759	10.784	1
12/31/2011	11.492	11.083	28	12/31/2011	10.784	10.319	0
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.871	0	12/31/2007	N/A	14.453	1
12/31/2008	14.871	8.782	14	12/31/2008	14.453	8.467	1
12/31/2009	8.782	13.147	18	12/31/2009	8.467	12.574	3
12/31/2010	13.147	14.391	20	12/31/2010	12.574	13.654	1
12/31/2011	14.391	13.877	27	12/31/2011	13.654	13.062	9
AZL Mid Cap Index Fund
12/31/2010	N/A	11.628	1	12/31/2010	N/A	11.601	0
12/31/2011	11.628	11.201	6	12/31/2011	11.601	11.086	1
AZL Money Market Fund
12/31/2007	N/A	11.125	9	12/31/2007	N/A	10.105	49
12/31/2008	11.125	11.238	51	12/31/2008	10.105	10.126	77
12/31/2009	11.238	11.106	120	12/31/2009	10.126	9.927	47
12/31/2010	11.106	10.952	580	12/31/2010	9.927	9.712	11
12/31/2011	10.952	10.801	158	12/31/2011	9.712	9.501	105

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

69

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.852	2	12/31/2007	N/A	10.663	0
12/31/2008	10.852	5.796	4	12/31/2008	10.663	5.650	1
12/31/2009	5.796	8.013	15	12/31/2009	5.650	7.748	2
12/31/2010	8.013	9.550	32	12/31/2010	7.748	9.161	1
12/31/2011	9.550	8.481	31	12/31/2011	9.161	8.071	8
AZL Morgan Stanley Mid Cap Growth Fund
12/31/2007	N/A	16.193	3	12/31/2007	N/A	15.059	5
12/31/2008	16.193	8.220	23	12/31/2008	15.059	7.583	7
12/31/2009	8.220	12.780	32	12/31/2009	7.583	11.696	5
12/31/2010	12.780	16.698	65	12/31/2010	11.696	15.160	4
12/31/2011	16.698	15.385	72	12/31/2011	15.160	13.857	4
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.772	0	12/31/2007	N/A	12.413	0
12/31/2008	12.772	7.135	2	12/31/2008	12.413	6.878	1
12/31/2009	7.135	9.244	2	12/31/2009	6.878	8.841	1
12/31/2010	9.244	11.744	5	12/31/2010	8.841	11.143	0
12/31/2011	11.744	10.957	6	12/31/2011	11.143	10.313	0
AZL S&P 500 Index Fund
12/31/2007	N/A	9.882	5	12/31/2007	N/A	9.817	4
12/31/2008	9.882	6.079	27	12/31/2008	9.817	5.991	12
12/31/2009	6.079	7.514	83	12/31/2009	5.991	7.346	45
12/31/2010	7.514	8.489	142	12/31/2010	7.346	8.234	10
12/31/2011	8.489	8.502	183	12/31/2011	8.234	8.180	26
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.455	10	12/31/2007	N/A	13.221	3
12/31/2008	13.455	6.384	43	12/31/2008	13.221	6.222	8
12/31/2009	6.384	10.813	28	12/31/2009	6.222	10.456	5
12/31/2010	10.813	11.985	38	12/31/2010	10.456	11.497	16
12/31/2011	11.985	9.778	40	12/31/2011	11.497	9.305	25
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.329	7	12/31/2007	N/A	9.268	2
12/31/2008	9.329	6.353	20	12/31/2008	9.268	6.261	3
12/31/2009	6.353	7.821	16	12/31/2009	6.261	7.646	8
12/31/2010	7.821	9.678	25	12/31/2010	7.646	9.386	6
12/31/2011	9.678	9.571	20	12/31/2011	9.386	9.209	2
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	21	12/31/2008	N/A	7.877	1
12/31/2009	7.919	9.443	373	12/31/2009	7.877	9.317	60
12/31/2010	9.443	10.220	2198	12/31/2010	9.317	10.004	116
12/31/2011	10.220	9.712	2856	12/31/2011	10.004	9.431	137
Davis VA Financial Portfolio
12/31/2007	N/A	15.832	0	12/31/2007	N/A	11.767	0
12/31/2008	15.832	8.373	8	12/31/2008	11.767	6.174	0
12/31/2009	8.373	11.657	6	12/31/2009	6.174	8.526	1
12/31/2010	11.657	12.771	5	12/31/2010	8.526	9.266	0
12/31/2011	12.771	11.592	5	12/31/2011	9.266	8.344	0
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	16	12/31/2011	N/A	10.298	2
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	78	12/31/2011	N/A	9.358	4

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

70

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin High Income Securities Fund
12/31/2007	N/A	25.387	0	12/31/2007	N/A	20.627	1
12/31/2008	25.387	19.180	1	12/31/2008	20.627	15.460	2
12/31/2009	19.180	26.989	24	12/31/2009	15.460	21.581	7
12/31/2010	26.989	30.142	91	12/31/2010	21.581	23.910	8
12/31/2011	30.142	31.080	128	12/31/2011	23.910	24.458	14
Franklin Income Securities Fund
12/31/2007	N/A	48.490	5	12/31/2007	N/A	39.399	1
12/31/2008	48.490	33.635	18	12/31/2008	39.399	27.110	1
12/31/2009	33.635	44.972	16	12/31/2009	27.110	35.960	6
12/31/2010	44.972	49.967	20	12/31/2010	35.960	39.636	4
12/31/2011	49.967	50.449	28	12/31/2011	39.636	39.700	13
Franklin Templeton VIP Founding Funds Allocation Fund
12/31/2007	N/A	9.246	37	12/31/2007	N/A	9.203	68
12/31/2008	9.246	5.847	142	12/31/2008	9.203	5.773	68
12/31/2009	5.847	7.510	108	12/31/2009	5.773	7.356	15
12/31/2010	7.510	8.165	65	12/31/2010	7.356	7.934	1
12/31/2011	8.165	7.927	64	12/31/2011	7.934	7.642	1
Franklin U.S. Government Fund
12/31/2007	N/A	26.205	1	12/31/2007	N/A	21.324	0
12/31/2008	26.205	27.800	2	12/31/2008	21.324	22.441	3
12/31/2009	27.800	28.262	16	12/31/2009	22.441	22.632	5
12/31/2010	28.262	29.342	80	12/31/2010	22.632	23.309	27
12/31/2011	29.342	30.578	74	12/31/2011	23.309	24.099	26
Mutual Shares Securities Fund
12/31/2007	N/A	24.148	6	12/31/2007	N/A	21.377	0
12/31/2008	24.148	14.975	27	12/31/2008	21.377	13.151	0
12/31/2009	14.975	18.614	31	12/31/2009	13.151	16.216	5
12/31/2010	18.614	20.410	34	12/31/2010	16.216	17.639	0
12/31/2011	20.410	19.917	50	12/31/2011	17.639	17.076	0
PIMCO EqS Pathfinder Portfolio
12/31/2010	N/A	10.280	1	12/31/2010	N/A	10.262	0
12/31/2011	10.280	9.659	114	12/31/2011	10.262	9.566	1
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	12.953	0	12/31/2007	N/A	13.320	0
12/31/2008	12.953	10.749	2	12/31/2008	13.320	10.965	0
12/31/2009	10.749	12.886	34	12/31/2009	10.965	13.041	5
12/31/2010	12.886	14.370	300	12/31/2010	13.041	14.427	19
12/31/2011	14.370	14.448	346	12/31/2011	14.427	14.390	26
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.816	1	12/31/2007	N/A	12.544	2
12/31/2008	12.816	7.103	7	12/31/2008	12.544	6.897	6
12/31/2009	7.103	9.913	19	12/31/2009	6.897	9.549	9
12/31/2010	9.913	12.173	45	12/31/2010	9.549	11.632	9
12/31/2011	12.173	11.097	50	12/31/2011	11.632	10.520	8
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.287	0	12/31/2007	N/A	12.027	0
12/31/2008	12.287	10.347	2	12/31/2008	12.027	10.047	1
12/31/2009	10.347	13.324	46	12/31/2009	10.047	12.835	3
12/31/2010	13.324	14.738	278	12/31/2010	12.835	14.084	40
12/31/2011	14.738	15.454	331	12/31/2011	14.084	14.650	32
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.814	4	12/31/2011	N/A	9.761	0

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

71

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.440	2	12/31/2007	N/A	10.219	1
12/31/2008	10.440	10.208	5	12/31/2008	10.219	9.912	6
12/31/2009	10.208	11.763	15	12/31/2009	9.912	11.331	8
12/31/2010	11.763	12.952	110	12/31/2010	11.331	12.377	7
12/31/2011	12.952	13.740	117	12/31/2011	12.377	13.026	7
PIMCO VIT Global Multi-Asset Portfolio
12/31/2009	N/A	10.011	27	12/31/2009	N/A	9.995	0
12/31/2010	10.011	10.992	403	12/31/2010	9.995	10.888	17
12/31/2011	10.992	10.652	555	12/31/2011	10.888	10.467	35
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.297	0	12/31/2007	N/A	13.346	1
12/31/2008	14.297	10.779	1	12/31/2008	13.346	9.982	2
12/31/2009	10.779	14.927	17	12/31/2009	9.982	13.713	4
12/31/2010	14.927	16.855	164	12/31/2010	13.713	15.360	12
12/31/2011	16.855	17.180	210	12/31/2011	15.360	15.532	27
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.324	0	12/31/2007	N/A	11.822	0
12/31/2008	12.324	11.295	10	12/31/2008	11.822	10.748	1
12/31/2009	11.295	13.187	25	12/31/2009	10.748	12.448	10
12/31/2010	13.187	14.058	201	12/31/2010	12.448	13.165	66
12/31/2011	14.058	15.482	284	12/31/2011	13.165	14.383	26
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	14.986	0	12/31/2007	N/A	12.923	0
12/31/2008	14.986	15.486	25	12/31/2008	12.923	13.248	6
12/31/2009	15.486	17.420	97	12/31/2009	13.248	14.783	26
12/31/2010	17.420	18.572	588	12/31/2010	14.783	15.635	43
12/31/2011	18.572	18.976	674	12/31/2011	15.635	15.848	54
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	13	12/31/2011	N/A	9.749	1
Templeton Global Bond Securities Fund
12/31/2007	N/A	32.376	2	12/31/2007	N/A	26.360	1
12/31/2008	32.376	33.906	8	12/31/2008	26.360	27.386	2
12/31/2009	33.906	39.681	29	12/31/2009	27.386	31.795	1
12/31/2010	39.681	44.783	112	12/31/2010	31.795	35.596	3
12/31/2011	44.783	43.777	150	12/31/2011	35.596	34.521	9
Templeton Growth Securities Fund
12/31/2007	N/A	29.538	6	12/31/2007	N/A	25.397	2
12/31/2008	29.538	16.799	16	12/31/2008	25.397	14.329	3
12/31/2009	16.799	21.718	11	12/31/2009	14.329	18.376	2
12/31/2010	21.718	23.000	16	12/31/2010	18.376	19.306	0
12/31/2011	23.000	21.099	21	12/31/2011	19.306	17.569	0

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

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APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.

Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.

The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Maximum Anniversary Value is $100,000.

Partial Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Maximum Anniversary Value (Maximum Anniversary Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$100,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 100,000)]
	– $5,000	=– $4,500	=– $5,202	=– $5,000	=– $5,000
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 95,000
Lifetime Plus Payments under Income Protector reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values, by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base.

The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector if you are the sole Covered Person, begin Lifetime Plus Payments at age 62 when the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base.

Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base
Before payment	$ 97,000	$ 85,500	$ 120,000
$4,800 payment		–[($4,800/ 97,000) x 85,500)]
	– $4,800	=– $4,231	no change
After payment	$ 92,200	$ 81,269	$ 120,000
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment on the next Benefit Anniversary.

Continuing from the annual maximum Lifetime Plus Payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.

Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800
$5,000 withdrawal		–[($5,000/ 92,000) x 81,269)]	–[($5,000/ 92,000) x 120,000)]	–[($5,000/ 92,000) x 4,800)]
	– $5,000	=– $4,417	=– $6,522	=– $261
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

73

APPENDIX D – LIFETIME BENEFITS

We previously offered two Lifetime Benefits. Lifetime Plus Benefit was available from August 31, 2007 through March 31, 2009. Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

	Current M&E Charge(1)	Maximum M&E Charge(1)
Additional M&E Charge for Optional Benefits(2)
Lifetime Plus Benefit (available before April 1, 2009)
Single Lifetime Plus Payments	0.70%	1.50%(3)
Joint Lifetime Plus Payments	0.85%	1.65%(4)
Lifetime Plus 8 Benefit (available from January 26, 2009 until March 31, 2009)
Single Lifetime Plus Payments	0.95%	1.60%(3)
Joint Lifetime Plus Payments	1.10%	1.75%(4)
Lifetime Plus 8 Benefit (available before January 26, 2009)
Single Lifetime Plus Payments(5)	0.80%	1.60%(3)
Joint Lifetime Plus Payments(6)	0.95%	1.75%(4)
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(3)	This is the maximum charge we could impose if you remove a Covered Person, if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(4)	This is the maximum charge we could impose if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(5)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.

(6)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

74

There are several important points to note about Lifetime Benefits.

•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Joint Lifetime Plus Payments are not available under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

•	If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under “Removing a Lifetime Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•
If you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries* upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)

*	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you select a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT

You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:

•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value); or

•	requesting a Full Annuitization.

COVERED PERSON(S)

We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the initial annual maximum lifetime payment. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

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For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. If you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

NOTE:

•
A person no longer qualifies as a Covered Person and is removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required here.

•
For non-spouse Joint Owners selecting single Lifetime Plus Payments: Upon the death of any Owner, we pay any applicable death benefit, and your Lifetime Benefit and any Lifetime Plus Payments end if the Contract Value is positive. This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

•
For joint Lifetime Plus Payments: Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. If at any time before this you are no longer spouses, you must immediately send us notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a Covered Person from the Contract. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

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LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin, the Benefit Base is the greater of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	Quarterly Anniversary Value, or

•
for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals. Each Contract Anniversary before the older Covered Person’s 81st birthday we automatically reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase).

•
for Lifetime Plus 8 Benefit, a quarterly simple interest of 2% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (8% Annual Increase).

We determine your payment percentage by using Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.

Lifetime Plus Payment Table for Lifetime Plus Benefit with single Lifetime Plus Payments
Age band of the Covered Person	Annual maximum Lifetime Plus Payment percentage
55 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus Benefit with joint Lifetime Plus Payments
Age band of the younger Covered Person	Annual maximum Lifetime Plus Payment percentage
60 - 69	5%
70 - 74	5.5%
75 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 8 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 69	5%
80+	6%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

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BENEFIT BASE

The Benefit Base determines your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:

•	the Quarterly Anniversary Value,

•	for Lifetime Plus Benefit, the 5% Annual Increase, or

•	for Lifetime Plus 8 Benefit, the 8% Annual Increase.

On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase or 8% Annual Increase that are based on Purchase Payments.

QUARTERLY ANNIVERSARY VALUE

While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

LIFETIME PLUS BENEFIT’S 5% ANNUAL INCREASE

While your Lifetime Plus Benefit is in effect, we only calculate the 5% Annual Increase before the Benefit Date.

If the rider effective date is the Issue Date, the 5% Annual Increase is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the 5% Annual Increase is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day we adjust the 5% Annual Increase as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

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If the rider effective date is the Issue Date and there are no resets, we calculate the 5% Annual Increase as follows.

On the first rider anniversary the 5% Annual Increase is equal to:

a + (0.05 x b)

Where:

a =	The 5% Annual Increase at the end of the prior Business Day; and

b =	Purchase Payments* received within 90 days of the Issue Date.

On the second and later rider anniversaries the 5% Annual Increase is equal to:

c + (0.05 x d)

Where:

c =	The 5% Annual Increase at the end of the prior Business Day; and

d =
Purchase Payments* received more than one year ago and at most 11 years ago. If there was no reset, on the 11th rider anniversary we exclude from “d” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the rider effective date occurs after the Issue Date or there are resets, we calculate the 5% Annual Increase as follows.

On the first rider anniversary (or first reset anniversary) the 5% Annual Increase is equal to:

e + (0.05 x f)

Where:

e =	The 5% Annual Increase at the end of the prior Business Day; and

f =	Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date).

On the second and later rider anniversaries (or second and later reset anniversaries) the 5% Annual Increase is equal to:

g + (0.05 x h)

Where:

g =	The 5% Annual Increase at the end of the prior Business Day; and

h =
Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date), plus total Purchase Payments* received more than one year ago and at most 11 years ago and after the rider effective date (or reset date). If there was no reset, on the 11th rider anniversary we exclude from “d” any Purchase Payments received within 90 days of the Issue Date. We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

*
Reduced by the percentage of any Contract Value withdrawn on or after the rider effective date (or reset date), determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

LIFETIME PLUS BENEFIT’S RESETS

While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, on each Contract Anniversary we compare the 5% Annual Increase to the Contract Value using the values determined at the end of the prior Business Day and increase the 5% Annual Increase to equal this Contract Value if it is greater (automatic reset). Upon an automatic reset, we reserve the right to declare a new additional M&E charge for Lifetime Plus Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to accept the M&E charge increase or opt out of future automatic resets. If you accept the change we increase your charge and you are eligible for future automatic resets. Any M&E charge change due to an automatic reset occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day.

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If you opt out of future automatic resets, we do not increase Lifetime Plus Benefit’s additional M&E charge, you do not receive any future automatic resets, you keep all previous resets (including this reset), and you can request manual resets in the future. After opting out of automatic resets, you can request a manual reset within 30 days following a Contract Anniversary by completing the appropriate form. Manual resets are only available on a Contract Anniversary if the Contract Value is greater than the 5% Annual Increase using the values determined at the end of the prior Business Day. We process your manual reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. Upon a manual reset, we reserve the right to declare a new additional M&E charge for Lifetime Plus Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change due to a manual reset occurs on the 30th day after the reset date, or on the next Business Day if the 30th day is not a Business Day.

If we change Lifetime Plus Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

When we process a reset (automatic or manual), we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date.

LIFETIME PLUS 8 BENEFIT’S 8% ANNUAL INCREASE

While your Lifetime Plus 8 Benefit is in effect, we only calculate the 8% Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the increase period, we apply a simple interest increase of 2% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). The increase period begins on the first Quarterly Anniversary that occurs on or after the sole Covered Person’s 60th birthday, or the younger joint Covered Person’s 65th birthday (the increase start date). The increase start date is the rider effective date if the Covered Person’s age requirement is met on that date. The increase period ends on the earlier of the Contract Anniversary that occurs 20 years after the increase start date, or on the Benefit Date.

On each Quarterly Anniversary, we compare the 8% Annual Increase to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). During the increase period, we do this comparison after applying any quarterly simple interest. We also then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the 8% Annual Increase, not just during the increase period. A reset may result in an increase to the additional M&E charge as described later in this appendix.

If the rider effective date is the Issue Date, both the 8% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 8% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the 8% Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary during the increase period, the 8% Annual Increase is equal to:

a + 0.02 (b – c)

Where:

a =	The 8% Annual Increase at the end of the prior Business Day;

b =	The increase base at the end of the prior Business Day; and

c =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

We then compare this 8% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 8% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur before, during and after the increase period.

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Upon a reset, we reserve the right to declare a new additional M&E charge for the Lifetime Plus 8 Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus 8 Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least a 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to Lifetime Plus 8 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus 8 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit with single Lifetime Plus Payments is age 55, and for joint payments it is age 60. The exercise age for Lifetime Plus 8 Benefit it is age 65.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

If your Contract Value reduces to zero for any reason other than a withdrawal while this benefit is in effect and before the Benefit Date, we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date. If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•
If you selected Lifetime Plus 8 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

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•
If you selected Lifetime Plus 8 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments and Cumulative Withdrawals do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

•
Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge subject to the maximum additional M&E charge stated at the beginning of this appendix.

NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, your benefit ends.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.

We deduct each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

Cumulative Withdrawal Benefit

Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.

You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

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The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge. Each Cumulative Withdrawal reduces your Contract Value, Withdrawal Charge Basis and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

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AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.

If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

We reserve the right to declare a new additional M&E charge for your Lifetime Benefit on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) if you receive an annual Lifetime Plus Payment increase. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if your Lifetime Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the annual payment increase. If you decline the payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increase. If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.

If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.

If your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.

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If your rider effective date is before January 26, 2009:

•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.

•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Federated Clover Small Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Oppenheimer Discovery Fund

AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A:
AZL Fusion Growth Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income Securities Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

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While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN A LIFETIME BENEFIT ENDS

Before the Benefit Date, your Lifetime Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
The date of death of all Covered Persons. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your benefit ends as of this date of death.

•	The older Covered Person’s 91st birthday.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

On and after the Benefit Date, your Lifetime Benefit ends on the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the total Contract Value.

•	The Business Day before the Income Date that you take a Full Annuitization (only available while your Contract Value is positive).

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100.

•	For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

•	For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
For single Lifetime Plus Payments where the Contract is jointly owned by spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit ends on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of the last surviving Covered Person. However, if a Covered Person dies and the surviving spouse who is also a Covered Person elects to receive the death benefit instead of continuing the Contract, then Lifetime Plus Payments stop and your benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your Lifetime Benefit ends as of this date of death.

•	When the Contract ends.

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APPENDIX E – TARGET DATE BENEFITS

We previously offered two Target Date Benefits. Target Date Retirement Benefit was available from May 1, 2008 through January 25, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Additional M&E Charge(1)
Optional Benefits(2)
Target Date 10 Benefit	0.55%
Target Date Retirement Benefit	0.40%
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

NOTE: Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth rider anniversary and under Target Date Retirement Benefit it is the seventh rider anniversary. Each rider anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent rider anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to note about Target Date Benefits.

•	Target Date Benefits do not guarantee Investment Option performance.

•	You cannot take a partial withdrawal from specific Investment Options if you select a Target Date Benefit.

•	If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under “Removing a Target Date Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
You can only make additional Purchase Payments and participate in the automatic investment plan for the first three rider years. In addition, the flexible rebalancing program is not available while your Target Date Benefit is in effect. These restrictions no longer apply once the benefit ends.

•	The Target Value does not lock in any Contract Value gains that occur between rider anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

REMOVING A TARGET DATE BENEFIT

You can remove a Target Date Benefit from your Contract once while the Contract Value is positive. If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector Benefit (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary.

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On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh rider anniversary, and under Target Date 10 Benefit it is the tenth rider anniversary. The latest date under both benefits is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent rider anniversary after the initial Target Value Date while your benefit is in effect.

For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.

If your Contract Value is less than the Target Value at the end of the last Business Day before each Target Value Date, we credit your Contract Value with the difference. This credit is available for immediate withdrawal, subject to any applicable withdrawal charge and penalty tax. This is the only day the Target Value is guaranteed to be available to you. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We allocate this credit to your selected Investment Options based on the percentage of Contract Value in each Investment Option on the date of the credit. We apply the credit to your Contract after we do any quarterly Contract Value rebalancing. For tax purposes, we treat the credit as earnings under the Contract. However, if the Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments less any payments withdrawn), then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 7, Expenses – Withdrawal Charge).

Initial Target Value Date Resets

You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if your Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the rider anniversary that we process your reset request. The earliest new initial Target Value Date is seven rider anniversaries after we process your request under Target Date Retirement Benefit, or ten rider anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding rider anniversary (or on the next Business Day if the anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a rider anniversary. If we receive your request outside this time period, we reject your request. The reset date is the rider anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

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TARGET VALUE

The Target Value determines if you receive a Contract Value credit on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.

At the end of each Business Day, we adjust the Target Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

TABLE 1: Investment Option Groups
Group A (1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Federated Clover Small Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Oppenheimer Discovery Fund

AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009:  AZL Fusion Growth Fund and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

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Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT Global Multi-Asset Portfolio

AZL Balanced Index Strategy Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.

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Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

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NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

WHEN A TARGET DATE BENEFIT ENDS

Your Target Date Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

APPENDIX F – QUARTERLY VALUE DEATH BENEFIT

Quarterly Value Death Benefit was available from August 31, 2007 through March 7, 2010. This benefit had an additional M&E charge of 0.30% during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. There is no additional M&E charge for this benefit during the Annuity Phase. The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge. You cannot remove the Quarterly Value Death Benefit from your Contract.

We determine the Quarterly Value Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.

*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

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The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center, both due proof of death and the death benefit payment election.

If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and there are multiple Beneficiaries, the Quarterly Anniversary Value does not increase as of the Business Day we receive the above required death claim documentation from the Beneficiary that first files claim. However, if the surviving spouse continues the Contract, the Quarterly Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.

The Quarterly Value Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•     When the Contract ends.

APPENDIX G – PREVIOUS VERSIONS OF INCOME PROTECTOR AND INVESTMENT PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.

INCOME PROTECTOR

Income Protector (01.12) – available from January 23, 2012 through April 29, 2012.

Income Protector (05.11) – available from May 2, 2011 through January 22, 2012.

Income Protector (05.10) – available from May 3, 2010 through April 29, 2011.

Income Protector (08.09) – available from July 22, 2009 through April 30, 2010.

For Income Protector (01.12) the current rider charge is 1.20% for both single and joint Lifetime Plus Payments. For Income Protector (05.11), (05.10) and (08.09) the current rider charge is 1.15% for single Lifetime Plus Payments and 1.30% for joint Lifetime Plus Payments.

For Income Protector (01.12), (05.11) and (05.10) the exercise age is age 60. For Income Protector (08.09) the exercise age is age 65.

For Income Protector (01.12) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table For Income Protector (01.12)
Age of the Covered Person for single Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage	Age of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%
For Income Protector (05.11) and (05.10) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (05.11) and (05.10)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%
65 - 79	4.5%
80+	5.5%

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For Income Protector (08.09) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	4.5%
80+	5.5%
For Income Protector (01.12), (05.11), (05.10) and (08.09) the Annual Increase percentage is 8%. For Income Protector (01.12) and (05.11) the number of guarantee years is 30. For Income Protector (05.10) and (08.09) the number of guarantee years is 20.

The available Investment Options for Income Protector (01.12), (05.11), (05.10) and (08.09) are as follows:

Income Protector available Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

For Income Protector (01.12), (05.11), (05.10) and (08.09), after an assignment or change of ownership a Covered Person is removed from the Contract if he or she is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required in section 2, Ownership, Annuitants, Covered Persons, and Payees.

Before the Benefit Date, Income Protector (01.12), (05.11), (05.10) and (08.09) end on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•	For non-spouse Joint Owners selecting single Lifetime Plus Payments, the date of death of the first Joint Owner. This means Income Protector ends even if the sole Covered Person is still alive.

•
The date of death of the last surviving Covered Person. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and Income Protector ends as of this date of death.

•	The older Covered Person’s 91st birthday.

•	The Business Day all Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated in section 2, Ownership, Annuitants, Covered Persons, and Payees.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

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On and after the Benefit Date, Income Protector (01.12), (05.11), (05.10) and (08.09) end on the earliest of the following.

•	The rider termination date we process your request to remove this benefit from your Contract (only available while your Contract Value is positive).

•	The Business Day you take an Excess Withdrawal of the total Contract Value.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment is less than $100.

•	The Benefit Anniversary that your annual maximum Lifetime Plus Payment is less than $100 due to an Excess Withdrawal.

•	The Business Day all Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated in section 2, Ownership, Annuitants, Covered Persons, and Payees.

•	For solely owned or non-individually owned Contracts with single Lifetime Plus Payments, the date of death of the Covered Person.

•	For Joint Owners with single Lifetime Plus Payments, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•
For non-spouse Joint Owners with single Lifetime Plus Payments, if the Contract Value has not been reduced to zero, the date of death of the first Joint Owner. This means Income Protector ends even if the sole Covered Person is still alive.

•
For spouse Joint Owners with single Lifetime Plus Payments, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, this benefit ends on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of the last surviving Covered Person. However, if a Covered Person dies and the surviving spouse who is also a Covered Person elects to receive the death benefit instead of continuing the Contract, then Lifetime Plus Payments and this benefit end as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and Income Protector ends as of this date of death.

•	When the Contract ends.

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INVESTMENT PROTECTOR

Investment Protector (01.12) – available from January 23, 2012 through July 6, 2012.

Investment Protector (05.10) – available from May 2, 2010 through January 22, 2012.

Investment Protector (08.09) – available from July 22, 2009 through April 30, 2010.

For Investment Protector (01.12) the current rider charge is 0.95%; for (05.10) the current rider charge is 0.90%; and for (08.09), the current rider charge is 0.80%.

For Investment Protector (01.12) and (05.10) the guarantee percentage we use to calculate the Target Value is 100%. For Investment Protector (08.09), the guarantee percentage we use to calculate the Target Value is 95%.

For Investment Protector (01.12), (05.10), and (08.09), the Investment Option Groups and information on Investment Option allocation and transfer restrictions and quarterly rebalancing is as follows:

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Federated Clover Small Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Oppenheimer Discovery Fund

AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Research Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio

AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.

TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

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100

Determining the Required Group Allocation

On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.

•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

101

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

If you need customer service (such as changes in Contract information, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.), please contact our Service Center at:

Allianz Life Insurance Company of New York

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

ADDRESSES FOR MAILING CHECKS

For a check for an additional Purchase Payment by regular mail please use this address:

Allianz Life Insurance Company of New York

NW5990

P.O. Box 1450

Minneapolis, MN 55485-5990

For a check for an additional Purchase Payment by overnight, certified or registered mail please use this address:

Allianz Life Insurance Company of New York

NW5990

1350 Energy Lane, Suite 200

St. Paul, MN 55108-5254

NOTE: Checks for additional Purchase Payments you send to the wrong address are forwarded to the 1350 Energy Lane address listed above, which may delay processing.

The Allianz VisionSM New York Variable Annuity Contract Prospectus – June 25, 2012

102

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ VISIONSM NEW YORK

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® OF NY VARIABLE ACCOUNT C

(THE SEPARATE ACCOUNT) AND

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

(ALLIANZ LIFE OF NEW YORK, WE, US, OUR)

APRIL 30, 2012

This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of New York

One Chase Manhattan Plaza, 37th Floor

New York, NY 10005-1423

(800) 624-0197

TABLE OF CONTENTS

Allianz Life of New York……………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	6	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	10
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	13
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	17
Corporations…………………………………………………...	8

VISNY(LEG)SAI-0412

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life of NY Variable Account C as of and for the year or period ended December 31, 2011 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the financial statements and supplemental schedules of Allianz Life Insurance Company of New York as of December 31, 2011 and 2010 and for each of the years in the three-year period ended December 31, 2011, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2011 financial statements and supplemental schedules of Allianz Life Insurance Company of New York refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Accounting Standards Board (FASB), as of January 1, 2009. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.

We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2009	$7,939,174.79	$0
2010	$16,040,641.24	$0
2011	$18,836,916.72	$0
Allianz Life Financial sells contracts issued by Allianz Life of New York primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 894 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 48 broker-dealer firms. These payments vary in amount. In 2011, the five firms receiving the largest payments, ranging from $769,664 to $4,297,627, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

Firm Name
LPL Financial Network
The Advisor Group Network
Wells Fargo Network
National Planning Holdings
HD Vest Investment Services

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract under Section 72(u) of the Code.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

Types of Qualified Contracts

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

PURCHASING A QUALIFIED CONTRACT

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Owner dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Owner’s date of death; and (b) if any Owner dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

WITHHOLDING

Annuity distribution recipients are generally subject to federal income tax withholding. Recipients can, however, generally choose not to have this tax withheld unless withholding is required in their state.

“Eligible rollover distributions” from qualified plans are subject to a mandatory 20% federal income tax withholding. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except required minimum distributions required by the Code, a series of substantially equal periodic payments made for life or ten years or more, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

DIVERSIFICATION

Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract’s underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury regulations (Treasury Reg. 1.817-5) amplify the Code’s diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to loose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

CONTRACTS OWNED BY NON-INDIVIDUALS

When a Non-Qualified Contract is owned by a non-individual (for example, certain entities other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year. We do not accept corporations as non-individual Owners.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

INCOME TAX WITHHOLDING

Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or

•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

MULTIPLE CONTRACTS

Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. The Contract’s tax basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than in their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s tax basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.

DEATH BENEFITS

Any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ACCUMULATION UNIT VALUES

Each Business Day we determine each subaccount’s accumulation unit value by multiplying the prior Business Day’s accumulation unit value by the net investment factor for the current Business Day. We calculate each accumulation unit value after regular trading on the New York Stock Exchange closes each Business Day. We determine the net investment factor by:

•	Adding declared distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV).

•	That result is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.

Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

Annuity Payments end upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

ANNUITY PAYMENT OPTIONS

The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. Under a Partial Annuitization, this Annuity Option is only available for variable payouts. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies after the guaranteed period has ended, the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies before the guaranteed period has ended, we make Annuity Payments during the remaining guaranteed period as follows based on who is still alive: Payee, any surviving Owner, the last surviving Owner’s Beneficiaries, or to last surviving Owner’s estate if there are no remaining or named Beneficiaries. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center, using the AIR as the interest rate for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment. There are no additional costs for a lump sum payment.

Option 3. Joint and Last Survivor Annuity. This Annuity Option is not available under a Partial Annuitization. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. This Annuity Option is not available under a Partial Annuitization. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. If the last surviving joint Annuitant dies after the guaranteed period has ended, the last payment is the one that is due before the last surviving joint Annuitant’s death. If the last surviving joint Annuitant dies before the guaranteed period has ended, we make Annuity Payments during the remaining guaranteed period as follows based on who is still alive: Payee, any surviving Owner, the last surviving Owner’s Beneficiaries, or to last surviving Owner’s estate if there are no remaining or named Beneficiaries. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center, using the selected AIR as the interest rate for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. We calculate the refund amount for each Investment Option as follows.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A) =	Annuity unit value of the Investment Option’s subaccount when due proof of the Annuitant’s death is received at our Service Center.

(B) =	The amount applied to variable Annuity Payments under this option on the Income Date.

(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D) =	The number of annuity units used in determining each variable Annuity Payment subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E) =	Dollar value of first variable Annuity Payment.

(F) =	Number of variable Annuity Payments made since the Income Date.

We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS

The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.

We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

We determine the annuity unit value on each Business Day as follows:

•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3% or 4.5% based on your selection.

Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2011 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2011 are also included in Part C of the Registration Statement and are incorporated herein by reference.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. If you have the Income Protector rider (05.12), Lifetime Plus Payments end as described in prospectus section 11.a, Income Protector. For all other Lifetime Benefits or Income Protector riders, Lifetime Plus Payments end as described here.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•
We pay a death benefit to the Beneficiary unless the surviving spouse continues the Contract.(1) If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues for the remainder of their lifetime.
			•	The Beneficiary becomes the Owner.
			•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If you selected a Lifetime Benefit or Income Protector with:		•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
	–	single Lifetime Plus Payments, the benefit ends; or		–	Annuity Option 1 or 3, payments end.
	–	joint Lifetime Plus Payments, the benefit ends unless the surviving spouse who is also a Covered Person continues the Contract.		–	Annuity Option 2 or 4, payments end on the earlier of the end of the guaranteed period or the payment of any lump sum.
				–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
			•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment option and due proof of death.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix A

UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.		•	The surviving Joint Owner becomes the sole Owner.
			•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	We pay a death benefit to the surviving Joint Owner.(1)		•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
•	If you selected a Lifetime Benefit or Income Protector with:			–	Annuity Option 1 or 3, payments end.
	–	single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit ends even if the Covered Person is still alive;		–	Annuity Option 2 or 4, payments end on the earlier of the end of the guaranteed period or the payment of any lump sum.
	–	single Lifetime Plus Payments and the Joint Owners were spouses, the benefit ends unless the surviving spouse who is also the Covered Person continues the Contract; or		–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
	–	joint Lifetime Plus Payments, the benefit ends unless the surviving spouse who is also a Covered Person continues the Contract.(2)	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the surviving Joint Owner is the deceased’s spouse, and continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries.

(2)	If the surviving spouse continues the Contract after the Benefit Date, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix A

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•	If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named.		•	Annuity Payments end or continue as follows.
				–	Annuity Option 1 or 3, payments end.
				–	Annuity Option 2 or 4, payments end on the earlier of the end of the guaranteed period or the payment of any lump sum.
				–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.		•	If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
			•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•	If the deceased Annuitant was a sole Owner, we pay a death benefit to the Beneficiary unless the surviving spouse continues the Contract.(1)
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2)

•	If you selected a Lifetime Benefit or Income Protector with:
	–	single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit ends;
	–	single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit ends, even if the Covered Person is still alive;
	–	single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit ends, unless the surviving spouse who is also the Covered Person continues the Contract;(3) or
	–	joint Lifetime Plus Payments, the benefit ends, unless the surviving spouse who is also a Covered Person continues the Contract.(3)
(1)
If the Beneficiary is the deceased’s spouse, and continues the Contract as the new Owner, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death.

(2)
If the surviving Joint Owner is the deceased’s spouse, and continues the Contract we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries.

(3)
If the surviving spouse continues the Contract after the Benefit Date, then Lifetime Plus Payments continue at the prior amount. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix A

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Option 3 payments end on the death of the surviving joint Annuitant. Under Annuity Option 4 payments end on the later of the death of the surviving joint Annuitant or the end of the guaranteed period. However, if both joint Annuitant’s die before the end of the guaranteed period and the Owner chooses to take a lump sum payment, Annuity Payments end with the lump sum payment.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix A

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.

This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.

Key to Benefit Option*		M&E Charge
VISB 1	Allianz Vision NY – Contract with Bonus Option	1.90%
VISB 10	Allianz Vision NY – Contract with Bonus Option and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with Bonus Option and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	3.00%
VISB 11	Allianz Vision NY – Contract with Bonus Option and single Lifetime Plus Payments under the Lifetime Plus 8 Benefit (before payments begin); Contract with Bonus Option and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.85%
VISB 12	Allianz Vision NY – Contract with Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	3.15%
VISB 13	Allianz Vision NY – Contract with Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	3.30%
VISB 14	Allianz Vision NY – Contract with Bonus Option and Target Date 10 Benefit (issued January 26, 2009 and after)	2.45%
VISB 3	Allianz Vision NY – Contract with Bonus Option, Quarterly Value Death Benefit and Target Date Retirement Benefit; Contract with Bonus Option and single Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.60%
VISB 4	Allianz Vision NY – Contract with Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.90%
VISB 5	Allianz Vision NY – Contract with Bonus Option and joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin); Contract with Bonus Option, Quarterly Value Death Benefit and Target Date 10 Benefit (issued January 26, 2009 and after)	2.75%
VISB 6	Allianz Vision NY – Contract with Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	3.05%
VISB 7	Allianz Vision NY – Contract with Bonus Option and Target Date Retirement Benefit	2.30%
VISB 9	Allianz Vision NY – Contract with Bonus Option and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin)	2.70%
VISC 1	Allianz Vision NY – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Target Date Retirement Benefit; Contract with No Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.45%
VISC 10	Allianz Vision NY – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	3.00%
VISC 11	Allianz Vision NY – Contract with No Withdrawal Option and Target Date 10 Benefit (issued January 26, 2009 and after)	2.30%

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Key to Benefit Option*		M&E Charge
VISC 12	Allianz Vision NY – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	3.15%
VISC 14	Allianz Vision NY – Contract with No Withdrawal Charge Option (issued July 22, 2009 and after)	1.75%
VISC 15	Allianz Vision NY – Contract with No Withdrawal Charge Option and Maximum Anniversary Death Benefit (issued July 22, 2009 and after)	2.05%
VISC 2	Allianz Vision NY – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.75%
VISC 3	Allianz Vision NY – Contract with No Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin); Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Target Date 10 Benefit (issued January 26, 2009 and after)	2.60%
VISC 4	Allianz Vision NY – Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.90%
VISC 5	Allianz Vision NY – Contract with No Withdrawal Charge Option andTarget Date Retirement Benefit	2.15%
VISC 7	Allianz Vision NY – Contract with No Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin)	2.55%
VISC 8	Allianz Vision NY – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.85%
VISC 9	Allianz Vision NY – Contract with No Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with No Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.70%
VISI 10	Allianz Vision NY –Contract with Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.50%
VISI 11	Allianz Vision NY – Contract with joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.35%
VISI 12	Allianz Vision NY – Contract with Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.65%
VISI 13	Allianz Vision NY – Contract with Target Date 10 Benefit (issued January 26, 2009 and after)	1.95%
VISI 14	Allianz Vision NY – Contract with Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.80%
VISI 2	Allianz Vision NY – Contract with Maximum Anniversary Death Benefit	1.70%
VISI 3	Allianz Vision NY – Contract with Quarterly Value Death Benefit and Target Date Retirement Benefit; Contract with single Lifetime Plus Payments under either Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.10%
VISI 4	Allianz Vision NY – Contract with Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.40%
VISI 5	Allianz Vision NY – Contract with joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin); Contract with Quarterly Value Death Benefit and Target Date 10 Benefit (issued January 26, 2009 and after)	2.25%
VISI 6	Allianz Vision NY – Contract with Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.55%

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Key to Benefit Option*		M&E Charge
VISI 7	Allianz Vision NY – Contract with Target Date Retirement Benefit	1.80%
VISI 9	Allianz Vision NY – Contract with single Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin)	2.20%
VISL 1	Allianz Vision NY – Contract with Short Withdrawal Charge Option	1.65%
VISL 10	Allianz Vision NY – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with Short Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.75%
VISL 11	Allianz Vision NY – Contract with Short Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with Short Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.60%
VISL 12	Allianz Vision NY – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin); Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	2.90%
VISL 13	Allianz Vision NY – Contract with Short Withdrawal Charge Option and and Target Date 10 Benefit (issued January 26, 2009 and after)	2.20%
VISL 14	Allianz Vision NY – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus 8 Benefit (issued January 26, 2009 and after)	3.05%
VISL 2	Allianz Vision NY – Contract with Short Withdrawal Charge Option and Maximum Anniversary Death Benefit	1.95%
VISL 3	Allianz Vision NY – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and Target Date Retirement Benefit; and Contract with Short Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.35%
VISL 4	Allianz Vision NY – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.65%
VISL 5	Allianz Vision NY – Contract with Short Withdrawal Charge Option and joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin); Contract Short Withdrawal Charge Option, Quarterly Value Death Benefit and Target Date 10 Benefit (issued January 26, 2009 and after)	2.50%
VISL 6	Allianz Vision NY – Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under Lifetime Plus Benefit or Lifetime Plus 8 Benefit (once payments begin)	2.80%
VISL 7	Allianz Vision NY – Contract with Short Withdrawal Charge Option and Target Date Retirement Benefit	2.05%
VISL 9	Allianz Vision NY – Contract with Short Withdrawal Charge Option and single Lifetime Plus Payments under Lifetime Plus 8 Benefit (before payments begin)	2.45%
The following Investment Options commenced operations under this Contract after December 31, 2011. Therefore, no AUV information is shown for them: AZL MVP Balanced Index Strategy Fund; AZL MVP BlackRock Global Allocation Fund; AZL MVP Fusion Balanced Fund; AZL MVP Moderate Fund; AZL MVP Growth Index Strategy Fund; AZL MVP Invesco Equity and Income Fund; PIMCO VIT Global Multi-Asset Managed Volatility Portfolio.

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Allianz AGIC Opportunity Fund
VISB 1  1.90%
                      12/31/2007              N/A              16.205 0
                      12/31/2008              16.205              8.402 1
                      12/31/2009              8.402              13.034 1
                      12/31/2010              13.034              15.191 0
                      12/31/2011              15.191              13.187 0
VISB 10  3.00%
                      12/31/2008              N/A              7.807 0
                      12/31/2009              7.807              11.979 3
                      12/31/2010              11.979              13.808 3
                      12/31/2011              13.808              11.855 0
VISB 11  2.85%
                      12/31/2008              N/A              7.886 0
                      12/31/2009              7.886              12.118 0
                      12/31/2010              12.118              13.989 0
                      12/31/2011              13.989              12.029 1
VISB 12  3.15%
                      12/31/2008              N/A              7.729 0
                      12/31/2009              7.729              11.842 0
                      12/31/2010              11.842              13.630 1
                      12/31/2011              13.630              11.685 0
VISB 13  3.30%
                      12/31/2009              N/A              11.706 0
                      12/31/2010              11.706              13.454 0
                      12/31/2011              13.454              11.516 0
VISB 14  2.45%
                      12/31/2009              N/A              12.496 0
                      12/31/2010              12.496              14.483 0
                      12/31/2011              14.483              12.503 0
VISB 3  2.60%
                      12/31/2007              N/A              15.574 0
                      12/31/2008              15.574              8.019 1
                      12/31/2009              8.019              12.352 5
                      12/31/2010              12.352              14.296 7
                      12/31/2011              14.296              12.323 10
VISB 4  2.90%
                      12/31/2007              N/A              15.065 0
                      12/31/2008              15.065              7.733 0
                      12/31/2009              7.733              11.877 0
                      12/31/2010              11.877              13.705 3
                      12/31/2011              13.705              11.778 0
VISB 5  2.75%
                      12/31/2007              N/A              15.442 0
                      12/31/2008              15.442              7.939 0
                      12/31/2009              7.939              12.211 0
                      12/31/2010              12.211              14.111 0
                      12/31/2011              14.111              12.146 0
VISB 6  3.05%
                      12/31/2007              N/A              14.938 0
                      12/31/2008              14.938              7.656 1
                      12/31/2009              7.656              11.741 3
                      12/31/2010              11.741              13.528 14
                      12/31/2011              13.528              11.609 8
VISB 7  2.30%
                      12/31/2008              N/A              8.181 0
                      12/31/2009              8.181              12.640 2
                      12/31/2010              12.640              14.673 1
                      12/31/2011              14.673              12.686 1
VISB 9  2.70%
                      12/31/2008              N/A              7.965 0
                      12/31/2009              7.965              12.258 0
                      12/31/2010              12.258              14.173 0
                      12/31/2011              14.173              12.205 0
VISC 1  2.45%
                      12/31/2008              N/A              8.099 1
                      12/31/2009              8.099              12.496 1
                      12/31/2010              12.496              14.483 1
                      12/31/2011              14.483              12.503 1
VISC 10  3.00%
                      12/31/2008              N/A              7.807 0
                      12/31/2009              7.807              11.979 0
                      12/31/2010              11.979              13.808 0
                      12/31/2011              13.808              11.855 0
VISC 11  2.30%
                      12/31/2009              N/A              12.640 0
                      12/31/2010              12.640              14.673 0
                      12/31/2011              14.673              12.686 0
VISC 12  3.15%
                      12/31/2009              N/A              11.842 0
                      12/31/2010              11.842              13.630 0
                      12/31/2011              13.630              11.685 0
VISC 14  1.75%
                      12/31/2009              N/A              13.175 0
                      12/31/2010              13.175              15.378 0
                      12/31/2011              15.378              13.369 0
VISC 15  2.05%
                      12/31/2009              N/A              12.885 0
                      12/31/2010              12.885              14.995 0
                      12/31/2011              14.995              12.997 0
VISC 2  2.75%
                      12/31/2008              N/A              7.939 0
                      12/31/2009              7.939              12.211 0
                      12/31/2010              12.211              14.111 0
                      12/31/2011              14.111              12.146 0
VISC 3  2.60%
                      12/31/2008              N/A              8.019 0
                      12/31/2009              8.019              12.352 0
                      12/31/2010              12.352              14.296 0
                      12/31/2011              14.296              12.323 0
VISC 4  2.90%
                      12/31/2008              N/A              7.860 0
                      12/31/2009              7.860              12.071 0
                      12/31/2010              12.071              13.929 0
                      12/31/2011              13.929              11.971 0
VISC 5  2.15%
                      12/31/2008              N/A              8.263 0
                      12/31/2009              8.263              12.787 0
                      12/31/2010              12.787              14.865 0
                      12/31/2011              14.865              12.872 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7  2.55%
                      12/31/2008              N/A              8.045 0
                      12/31/2009              8.045              12.400 0
                      12/31/2010              12.400              14.358 0
                      12/31/2011              14.358              12.383 0
VISC 8  2.85%
                      12/31/2008              N/A              7.886 0
                      12/31/2009              7.886              12.118 0
                      12/31/2010              12.118              13.989 2
                      12/31/2011              13.989              12.029 0
VISC 9  2.70%
                      12/31/2008              N/A              7.965 0
                      12/31/2009              7.965              12.258 0
                      12/31/2010              12.258              14.173 0
                      12/31/2011              14.173              12.205 0
VISI 10  2.50%
                      12/31/2008              N/A              8.072 6
                      12/31/2009              8.072              12.448 4
                      12/31/2010              12.448              14.421 9
                      12/31/2011              14.421              12.443 0
VISI 11  2.35%
                      12/31/2008              N/A              8.154 0
                      12/31/2009              8.154              12.592 1
                      12/31/2010              12.592              14.610 1
                      12/31/2011              14.610              12.625 1
VISI 12  2.65%
                      12/31/2008              N/A              7.992 0
                      12/31/2009              7.992              12.305 0
                      12/31/2010              12.305              14.234 2
                      12/31/2011              14.234              12.264 0
VISI 13  1.95%
                      12/31/2009              N/A              12.985 0
                      12/31/2010              12.985              15.126 0
                      12/31/2011              15.126              13.123 0
VISI 14  2.80%
                      12/31/2009              N/A              12.164 0
                      12/31/2010              12.164              14.050 0
                      12/31/2011              14.050              12.087 0
VISI 2  1.70%
                      12/31/2007              N/A              16.390 0
                      12/31/2008              16.390              8.515 0
                      12/31/2009              8.515              13.236 1
                      12/31/2010              13.236              15.457 2
                      12/31/2011              15.457              13.444 4
VISI 3  2.10%
                      12/31/2007              N/A              16.022 0
                      12/31/2008              16.022              8.291 15
                      12/31/2009              8.291              12.836 17
                      12/31/2010              12.836              14.930 17
                      12/31/2011              14.930              12.934 19
VISI 4  2.40%
                      12/31/2007              N/A              15.752 0
                      12/31/2008              15.752              8.126 1
                      12/31/2009              8.126              12.544 0
                      12/31/2010              12.544              14.546 6
                      12/31/2011              14.546              12.564 0
VISI 5  2.25%
                      12/31/2007              N/A              15.887 0
                      12/31/2008              15.887              8.208 0
                      12/31/2009              8.208              12.689 1
                      12/31/2010              12.689              14.737 1
                      12/31/2011              14.737              12.748 1
VISI 6  2.55%
                      12/31/2007              N/A              15.618 0
                      12/31/2008              15.618              8.045 0
                      12/31/2009              8.045              12.400 0
                      12/31/2010              12.400              14.358 1
                      12/31/2011              14.358              12.383 0
VISI 7  1.80%
                      12/31/2008              N/A              8.459 3
                      12/31/2009              8.459              13.135 4
                      12/31/2010              13.135              15.324 5
                      12/31/2011              15.324              13.315 4
VISI 9  2.20%
                      12/31/2008              N/A              8.103 0
                      12/31/2009              8.103              12.533 0
                      12/31/2010              12.533              14.563 0
                      12/31/2011              14.563              12.604 0
VISL 1  1.65%
                      12/31/2007              N/A              16.437 0
                      12/31/2008              16.437              8.544 3
                      12/31/2009              8.544              13.287 3
                      12/31/2010              13.287              15.525 2
                      12/31/2011              15.525              13.510 2
VISL 10  2.75%
                      12/31/2008              N/A              7.939 0
                      12/31/2009              7.939              12.211 0
                      12/31/2010              12.211              14.111 0
                      12/31/2011              14.111              12.146 0
VISL 11  2.60%
                      12/31/2008              N/A              8.019 0
                      12/31/2009              8.019              12.352 0
                      12/31/2010              12.352              14.296 0
                      12/31/2011              14.296              12.323 0
VISL 12  2.90%
                      12/31/2008              N/A              7.860 0
                      12/31/2009              7.860              12.071 0
                      12/31/2010              12.071              13.929 0
                      12/31/2011              13.929              11.971 0
VISL 13  2.20%
                      12/31/2009              N/A              12.533 1
                      12/31/2010              12.533              14.563 1
                      12/31/2011              14.563              12.604 0
VISL 14  3.05%
                      12/31/2009              N/A              11.741 0
                      12/31/2010              11.741              13.528 0
                      12/31/2011              13.528              11.609 0
VISL 2  1.95%
                      12/31/2007              N/A              16.159 0
                      12/31/2008              16.159              8.374 0
                      12/31/2009              8.374              12.985 0
                      12/31/2010              12.985              15.126 0
                      12/31/2011              15.126              13.123 6

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              15.797 0
                      12/31/2008              15.797              8.154 2
                      12/31/2009              8.154              12.592 1
                      12/31/2010              12.592              14.610 2
                      12/31/2011              14.610              12.625 2
VISL 4  2.65%
                      12/31/2007              N/A              15.530 0
                      12/31/2008              15.530              7.992 2
                      12/31/2009              7.992              12.305 1
                      12/31/2010              12.305              14.234 4
                      12/31/2011              14.234              12.264 1
VISL 5  2.50%
                      12/31/2007              N/A              15.663 0
                      12/31/2008              15.663              8.072 2
                      12/31/2009              8.072              12.448 1
                      12/31/2010              12.448              14.421 2
                      12/31/2011              14.421              12.443 2
VISL 6  2.80%
                      12/31/2007              N/A              15.398 0
                      12/31/2008              15.398              7.912 0
                      12/31/2009              7.912              12.164 0
                      12/31/2010              12.164              14.050 0
                      12/31/2011              14.050              12.087 0
VISL 7  2.05%
                      12/31/2008              N/A              8.319 0
                      12/31/2009              8.319              12.885 0
                      12/31/2010              12.885              14.995 0
                      12/31/2011              14.995              12.997 0
VISL 9  2.45%
                      12/31/2008              N/A              8.099 0
                      12/31/2009              8.099              12.496 0
                      12/31/2010              12.496              14.483 0
                      12/31/2011              14.483              12.503 1
AZL Balanced Index Strategy Fund
VISB 1  1.90%
                      12/31/2009              N/A              10.025 19
                      12/31/2010              10.025              10.869 102
                      12/31/2011              10.869              10.922 97
VISB 10  3.00%
                      12/31/2009              N/A              10.004 1
                      12/31/2010              10.004              10.727 1
                      12/31/2011              10.727              10.662 1
VISB 11  2.85%
                      12/31/2009              N/A              10.007 12
                      12/31/2010              10.007              10.747 13
                      12/31/2011              10.747              10.697 13
VISB 12  3.15%
                      12/31/2009              N/A              10.001 8
                      12/31/2010              10.001              10.708 8
                      12/31/2011              10.708              10.627 8
VISB 13  3.30%
                      12/31/2009              N/A              9.998 0
                      12/31/2010              9.998              10.689 0
                      12/31/2011              10.689              10.592 0
VISB 14  2.45%
                      12/31/2009              N/A              10.014 15
                      12/31/2010              10.014              10.798 11
                      12/31/2011              10.798              10.791 16
VISB 3  2.60%
                      12/31/2009              N/A              10.012 28
                      12/31/2010              10.012              10.779 30
                      12/31/2011              10.779              10.756 29
VISB 4  2.90%
                      12/31/2009              N/A              10.006 11
                      12/31/2010              10.006              10.740 10
                      12/31/2011              10.740              10.685 10
VISB 5  2.75%
                      12/31/2009              N/A              10.009 15
                      12/31/2010              10.009              10.759 15
                      12/31/2011              10.759              10.721 12
VISB 6  3.05%
                      12/31/2009              N/A              10.003 4
                      12/31/2010              10.003              10.721 4
                      12/31/2011              10.721              10.650 3
VISB 7  2.30%
                      12/31/2009              N/A              10.017 23
                      12/31/2010              10.017              10.817 22
                      12/31/2011              10.817              10.827 16
VISB 9  2.70%
                      12/31/2009              N/A              10.010 0
                      12/31/2010              10.010              10.766 0
                      12/31/2011              10.766              10.732 0
VISC 1  2.45%
                      12/31/2009              N/A              10.014 2
                      12/31/2010              10.014              10.798 1
                      12/31/2011              10.798              10.791 1
VISC 10  3.00%
                      12/31/2009              N/A              10.004 0
                      12/31/2010              10.004              10.727 0
                      12/31/2011              10.727              10.662 0
VISC 11  2.30%
                      12/31/2009              N/A              10.017 0
                      12/31/2010              10.017              10.817 1
                      12/31/2011              10.817              10.827 1
VISC 12  3.15%
                      12/31/2009              N/A              10.001 0
                      12/31/2010              10.001              10.708 0
                      12/31/2011              10.708              10.627 0
VISC 14  1.75%
                      12/31/2009              N/A              10.028 0
                      12/31/2010              10.028              10.888 9
                      12/31/2011              10.888              10.958 9
VISC 15  2.05%
                      12/31/2009              N/A              10.022 0
                      12/31/2010              10.022              10.850 18
                      12/31/2011              10.850              10.886 33
VISC 2  2.75%
                      12/31/2009              N/A              10.009 0
                      12/31/2010              10.009              10.759 0
                      12/31/2011              10.759              10.721 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3  2.60%
                      12/31/2009              N/A              10.012 0
                      12/31/2010              10.012              10.779 0
                      12/31/2011              10.779              10.756 0
VISC 4  2.90%
                      12/31/2009              N/A              10.006 0
                      12/31/2010              10.006              10.740 0
                      12/31/2011              10.740              10.685 0
VISC 5  2.15%
                      12/31/2009              N/A              10.020 0
                      12/31/2010              10.020              10.837 0
                      12/31/2011              10.837              10.862 0
VISC 7  2.55%
                      12/31/2009              N/A              10.013 0
                      12/31/2010              10.013              10.785 0
                      12/31/2011              10.785              10.768 0
VISC 8  2.85%
                      12/31/2009              N/A              10.007 0
                      12/31/2010              10.007              10.747 0
                      12/31/2011              10.747              10.697 0
VISC 9  2.70%
                      12/31/2009              N/A              10.010 0
                      12/31/2010              10.010              10.766 0
                      12/31/2011              10.766              10.732 0
VISI 10  2.50%
                      12/31/2009              N/A              10.013 8
                      12/31/2010              10.013              10.792 1
                      12/31/2011              10.792              10.779 1
VISI 11  2.35%
                      12/31/2009              N/A              10.016 33
                      12/31/2010              10.016              10.811 34
                      12/31/2011              10.811              10.815 42
VISI 12  2.65%
                      12/31/2009              N/A              10.011 13
                      12/31/2010              10.011              10.772 13
                      12/31/2011              10.772              10.744 13
VISI 13  1.95%
                      12/31/2009              N/A              10.024 41
                      12/31/2010              10.024              10.863 39
                      12/31/2011              10.863              10.910 45
VISI 14  2.80%
                      12/31/2009              N/A              10.008 0
                      12/31/2010              10.008              10.753 0
                      12/31/2011              10.753              10.709 0
VISI 2  1.70%
                      12/31/2009              N/A              10.029 50
                      12/31/2010              10.029              10.895 94
                      12/31/2011              10.895              10.970 100
VISI 3  2.10%
                      12/31/2009              N/A              10.021 50
                      12/31/2010              10.021              10.843 62
                      12/31/2011              10.843              10.874 63
VISI 4  2.40%
                      12/31/2009              N/A              10.015 21
                      12/31/2010              10.015              10.804 23
                      12/31/2011              10.804              10.803 22
VISI 5  2.25%
                      12/31/2009              N/A              10.018 85
                      12/31/2010              10.018              10.824 49
                      12/31/2011              10.824              10.839 48
VISI 6  2.55%
                      12/31/2009              N/A              10.013 10
                      12/31/2010              10.013              10.785 10
                      12/31/2011              10.785              10.768 10
VISI 7  1.80%
                      12/31/2009              N/A              10.027 69
                      12/31/2010              10.027              10.882 73
                      12/31/2011              10.882              10.946 104
VISI 9  2.20%
                      12/31/2009              N/A              10.019 0
                      12/31/2010              10.019              10.830 0
                      12/31/2011              10.830              10.850 1
VISL 1  1.65%
                      12/31/2009              N/A              10.030 9
                      12/31/2010              10.030              10.901 139
                      12/31/2011              10.901              10.982 213
VISL 10  2.75%
                      12/31/2009              N/A              10.009 15
                      12/31/2010              10.009              10.759 19
                      12/31/2011              10.759              10.721 14
VISL 11  2.60%
                      12/31/2009              N/A              10.012 0
                      12/31/2010              10.012              10.779 0
                      12/31/2011              10.779              10.756 0
VISL 12  2.90%
                      12/31/2009              N/A              10.006 0
                      12/31/2010              10.006              10.740 0
                      12/31/2011              10.740              10.685 0
VISL 13  2.20%
                      12/31/2009              N/A              10.019 2
                      12/31/2010              10.019              10.830 4
                      12/31/2011              10.830              10.850 6
VISL 14  3.05%
                      12/31/2009              N/A              10.003 0
                      12/31/2010              10.003              10.721 0
                      12/31/2011              10.721              10.650 0
VISL 2  1.95%
                      12/31/2009              N/A              10.024 11
                      12/31/2010              10.024              10.863 20
                      12/31/2011              10.863              10.910 40
VISL 3  2.35%
                      12/31/2009              N/A              10.016 47
                      12/31/2010              10.016              10.811 43
                      12/31/2011              10.811              10.815 46
VISL 4  2.65%
                      12/31/2009              N/A              10.011 0
                      12/31/2010              10.011              10.772 0
                      12/31/2011              10.772              10.744 0
VISL 5  2.50%
                      12/31/2009              N/A              10.013 7
                      12/31/2010              10.013              10.792 6
                      12/31/2011              10.792              10.779 8

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2009              N/A              10.008 0
                      12/31/2010              10.008              10.753 0
                      12/31/2011              10.753              10.709 0
VISL 7  2.05%
                      12/31/2009              N/A              10.022 12
                      12/31/2010              10.022              10.850 13
                      12/31/2011              10.850              10.886 9
VISL 9  2.45%
                      12/31/2009              N/A              10.014 0
                      12/31/2010              10.014              10.798 0
                      12/31/2011              10.798              10.791 0
AZL BlackRock Capital Appreciation Fund
VISB 1  1.90%
                      12/31/2007              N/A              12.936 6
                      12/31/2008              12.936              8.076 10
                      12/31/2009              8.076              10.733 20
                      12/31/2010              10.733              12.553 20
                      12/31/2011              12.553              11.195 18
VISB 10  3.00%
                      12/31/2008              N/A              7.756 0
                      12/31/2009              7.756              10.196 6
                      12/31/2010              10.196              11.794 2
                      12/31/2011              11.794              10.403 2
VISB 11  2.85%
                      12/31/2008              N/A              7.798 0
                      12/31/2009              7.798              10.267 13
                      12/31/2010              10.267              11.894 13
                      12/31/2011              11.894              10.507 14
VISB 12  3.15%
                      12/31/2008              N/A              7.714 0
                      12/31/2009              7.714              10.124 0
                      12/31/2010              10.124              11.694 0
                      12/31/2011              11.694              10.300 0
VISB 13  3.30%
                      12/31/2009              N/A              10.054 0
                      12/31/2010              10.054              11.595 0
                      12/31/2011              11.595              10.197 0
VISB 14  2.45%
                      12/31/2009              N/A              10.460 1
                      12/31/2010              10.460              12.167 2
                      12/31/2011              12.167              10.791 0
VISB 3  2.60%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              7.870 1
                      12/31/2009              7.870              10.387 52
                      12/31/2010              10.387              12.064 63
                      12/31/2011              12.064              10.684 64
VISB 4  2.90%
                      12/31/2007              N/A              12.505 0
                      12/31/2008              12.505              7.729 2
                      12/31/2009              7.729              10.170 9
                      12/31/2010              10.170              11.776 9
                      12/31/2011              11.776              10.398 7
VISB 5  2.75%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              7.827 1
                      12/31/2009              7.827              10.315 9
                      12/31/2010              10.315              11.961 9
                      12/31/2011              11.961              10.577 9
VISB 6  3.05%
                      12/31/2007              N/A              12.455 0
                      12/31/2008              12.455              7.686 0
                      12/31/2009              7.686              10.099 5
                      12/31/2010              10.099              11.676 14
                      12/31/2011              11.676              10.294 13
VISB 7  2.30%
                      12/31/2008              N/A              7.958 0
                      12/31/2009              7.958              10.534 7
                      12/31/2010              10.534              12.271 7
                      12/31/2011              12.271              10.900 6
VISB 9  2.70%
                      12/31/2008              N/A              7.842 0
                      12/31/2009              7.842              10.339 1
                      12/31/2010              10.339              11.995 3
                      12/31/2011              11.995              10.613 4
VISC 1  2.45%
                      12/31/2008              N/A              7.914 3
                      12/31/2009              7.914              10.460 3
                      12/31/2010              10.460              12.167 3
                      12/31/2011              12.167              10.791 3
VISC 10  3.00%
                      12/31/2008              N/A              7.756 0
                      12/31/2009              7.756              10.196 0
                      12/31/2010              10.196              11.794 0
                      12/31/2011              11.794              10.403 0
VISC 11  2.30%
                      12/31/2009              N/A              10.534 0
                      12/31/2010              10.534              12.271 0
                      12/31/2011              12.271              10.900 0
VISC 12  3.15%
                      12/31/2009              N/A              10.124 0
                      12/31/2010              10.124              11.694 0
                      12/31/2011              11.694              10.300 0
VISC 14  1.75%
                      12/31/2009              N/A              10.809 0
                      12/31/2010              10.809              12.660 5
                      12/31/2011              12.660              11.308 5
VISC 15  2.05%
                      12/31/2009              N/A              10.658 0
                      12/31/2010              10.658              12.447 0
                      12/31/2011              12.447              11.084 0
VISC 2  2.75%
                      12/31/2008              N/A              7.827 0
                      12/31/2009              7.827              10.315 0
                      12/31/2010              10.315              11.961 0
                      12/31/2011              11.961              10.577 0
VISC 3  2.60%
                      12/31/2008              N/A              7.870 0
                      12/31/2009              7.870              10.387 0
                      12/31/2010              10.387              12.064 0
                      12/31/2011              12.064              10.684 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              10.243 0
                      12/31/2010              10.243              11.860 0
                      12/31/2011              11.860              10.472 0
VISC 5  2.15%
                      12/31/2008              N/A              8.002 0
                      12/31/2009              8.002              10.609 0
                      12/31/2010              10.609              12.376 0
                      12/31/2011              12.376              11.010 0
VISC 7  2.55%
                      12/31/2008              N/A              7.885 0
                      12/31/2009              7.885              10.412 0
                      12/31/2010              10.412              12.098 0
                      12/31/2011              12.098              10.720 0
VISC 8  2.85%
                      12/31/2008              N/A              7.798 0
                      12/31/2009              7.798              10.267 0
                      12/31/2010              10.267              11.894 0
                      12/31/2011              11.894              10.507 0
VISC 9  2.70%
                      12/31/2008              N/A              7.842 0
                      12/31/2009              7.842              10.339 0
                      12/31/2010              10.339              11.995 0
                      12/31/2011              11.995              10.613 0
VISI 10  2.50%
                      12/31/2008              N/A              7.899 0
                      12/31/2009              7.899              10.436 0
                      12/31/2010              10.436              12.132 0
                      12/31/2011              12.132              10.755 0
VISI 11  2.35%
                      12/31/2008              N/A              7.943 0
                      12/31/2009              7.943              10.509 8
                      12/31/2010              10.509              12.236 3
                      12/31/2011              12.236              10.864 3
VISI 12  2.65%
                      12/31/2008              N/A              7.856 0
                      12/31/2009              7.856              10.363 0
                      12/31/2010              10.363              12.029 0
                      12/31/2011              12.029              10.648 0
VISI 13  1.95%
                      12/31/2009              N/A              10.708 45
                      12/31/2010              10.708              12.517 42
                      12/31/2011              12.517              11.158 29
VISI 14  2.80%
                      12/31/2009              N/A              10.291 0
                      12/31/2010              10.291              11.927 0
                      12/31/2011              11.927              10.542 0
VISI 2  1.70%
                      12/31/2007              N/A              13.005 0
                      12/31/2008              13.005              8.135 0
                      12/31/2009              8.135              10.834 18
                      12/31/2010              10.834              12.696 23
                      12/31/2011              12.696              11.345 41
VISI 3  2.10%
                      12/31/2007              N/A              12.867 0
                      12/31/2008              12.867              8.016 7
                      12/31/2009              8.016              10.633 77
                      12/31/2010              10.633              12.411 93
                      12/31/2011              12.411              11.046 89
VISI 4  2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 6
                      12/31/2009              7.929              10.485 24
                      12/31/2010              10.485              12.201 24
                      12/31/2011              12.201              10.827 24
VISI 5  2.25%
                      12/31/2007              N/A              12.815 0
                      12/31/2008              12.815              7.972 11
                      12/31/2009              7.972              10.559 22
                      12/31/2010              10.559              12.306 28
                      12/31/2011              12.306              10.936 28
VISI 6  2.55%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              7.885 0
                      12/31/2009              7.885              10.412 1
                      12/31/2010              10.412              12.098 1
                      12/31/2011              12.098              10.720 1
VISI 7  1.80%
                      12/31/2008              N/A              8.106 5
                      12/31/2009              8.106              10.784 53
                      12/31/2010              10.784              12.624 70
                      12/31/2011              12.624              11.270 70
VISI 9  2.20%
                      12/31/2008              N/A              7.930 0
                      12/31/2009              7.930              10.508 7
                      12/31/2010              10.508              12.253 7
                      12/31/2011              12.253              10.895 7
VISL 1  1.65%
                      12/31/2007              N/A              13.023 1
                      12/31/2008              13.023              8.150 2
                      12/31/2009              8.150              10.859 18
                      12/31/2010              10.859              12.732 22
                      12/31/2011              12.732              11.383 30
VISL 10  2.75%
                      12/31/2008              N/A              7.827 0
                      12/31/2009              7.827              10.315 0
                      12/31/2010              10.315              11.961 0
                      12/31/2011              11.961              10.577 0
VISL 11  2.60%
                      12/31/2008              N/A              7.870 0
                      12/31/2009              7.870              10.387 0
                      12/31/2010              10.387              12.064 0
                      12/31/2011              12.064              10.684 0
VISL 12  2.90%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              10.243 0
                      12/31/2010              10.243              11.860 0
                      12/31/2011              11.860              10.472 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13  2.20%
                      12/31/2009              N/A              10.508 3
                      12/31/2010              10.508              12.253 3
                      12/31/2011              12.253              10.895 3
VISL 14  3.05%
                      12/31/2009              N/A              10.099 0
                      12/31/2010              10.099              11.676 0
                      12/31/2011              11.676              10.294 0
VISL 2  1.95%
                      12/31/2007              N/A              12.918 0
                      12/31/2008              12.918              8.061 0
                      12/31/2009              8.061              10.708 5
                      12/31/2010              10.708              12.517 12
                      12/31/2011              12.517              11.158 19
VISL 3  2.35%
                      12/31/2007              N/A              12.781 0
                      12/31/2008              12.781              7.943 1
                      12/31/2009              7.943              10.509 14
                      12/31/2010              10.509              12.236 15
                      12/31/2011              12.236              10.864 20
VISL 4  2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 0
                      12/31/2009              7.856              10.363 0
                      12/31/2010              10.363              12.029 2
                      12/31/2011              12.029              10.648 1
VISL 5  2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 2
                      12/31/2009              7.899              10.436 6
                      12/31/2010              10.436              12.132 6
                      12/31/2011              12.132              10.755 6
VISL 6  2.80%
                      12/31/2007              N/A              12.628 0
                      12/31/2008              12.628              7.813 9
                      12/31/2009              7.813              10.291 12
                      12/31/2010              10.291              11.927 13
                      12/31/2011              11.927              10.542 13
VISL 7  2.05%
                      12/31/2008              N/A              8.032 5
                      12/31/2009              8.032              10.658 6
                      12/31/2010              10.658              12.447 6
                      12/31/2011              12.447              11.084 6
VISL 9  2.45%
                      12/31/2008              N/A              7.914 0
                      12/31/2009              7.914              10.460 2
                      12/31/2010              10.460              12.167 2
                      12/31/2011              12.167              10.791 2
AZL Columbia Mid Cap Value Fund
VISB 1  1.90%
                      12/31/2007              N/A              10.233 0
                      12/31/2008              10.233              4.804 0
                      12/31/2009              4.804              6.236 4
                      12/31/2010              6.236              7.505 17
                      12/31/2011              7.505              7.102 22
VISB 10  3.00%
                      12/31/2008              N/A              4.665 0
                      12/31/2009              4.665              5.989 0
                      12/31/2010              5.989              7.129 2
                      12/31/2011              7.129              6.672 2
VISB 11  2.85%
                      12/31/2008              N/A              4.683 0
                      12/31/2009              4.683              6.022 0
                      12/31/2010              6.022              7.179 0
                      12/31/2011              7.179              6.729 0
VISB 12  3.15%
                      12/31/2008              N/A              4.646 0
                      12/31/2009              4.646              5.956 0
                      12/31/2010              5.956              7.080 0
                      12/31/2011              7.080              6.616 0
VISB 13  3.30%
                      12/31/2009              N/A              5.924 0
                      12/31/2010              5.924              7.030 0
                      12/31/2011              7.030              6.560 0
VISB 14  2.45%
                      12/31/2009              N/A              6.111 2
                      12/31/2010              6.111              7.315 2
                      12/31/2011              7.315              6.883 0
VISB 3  2.60%
                      12/31/2007              N/A              10.113 0
                      12/31/2008              10.113              4.715 5
                      12/31/2009              4.715              6.078 7
                      12/31/2010              6.078              7.263 5
                      12/31/2011              7.263              6.825 5
VISB 4  2.90%
                      12/31/2007              N/A              10.021 0
                      12/31/2008              10.021              4.658 1
                      12/31/2009              4.658              5.986 3
                      12/31/2010              5.986              7.133 4
                      12/31/2011              7.133              6.682 3
VISB 5  2.75%
                      12/31/2007              N/A              10.088 0
                      12/31/2008              10.088              4.696 2
                      12/31/2009              4.696              6.044 3
                      12/31/2010              6.044              7.213 6
                      12/31/2011              7.213              6.767 6
VISB 6  3.05%
                      12/31/2007              N/A              9.996 0
                      12/31/2008              9.996              4.639 0
                      12/31/2009              4.639              5.953 0
                      12/31/2010              5.953              7.083 0
                      12/31/2011              7.083              6.626 0
VISB 7  2.30%
                      12/31/2008              N/A              4.753 0
                      12/31/2009              4.753              6.145 0
                      12/31/2010              6.145              7.366 0
                      12/31/2011              7.366              6.942 0
VISB 9  2.70%
                      12/31/2008              N/A              4.702 0
                      12/31/2009              4.702              6.055 0
                      12/31/2010              6.055              7.230 0
                      12/31/2011              7.230              6.786 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              4.734 0
                      12/31/2009              4.734              6.111 0
                      12/31/2010              6.111              7.315 0
                      12/31/2011              7.315              6.883 0
VISC 10  3.00%
                      12/31/2008              N/A              4.665 0
                      12/31/2009              4.665              5.989 0
                      12/31/2010              5.989              7.129 0
                      12/31/2011              7.129              6.672 0
VISC 11  2.30%
                      12/31/2009              N/A              6.145 1
                      12/31/2010              6.145              7.366 1
                      12/31/2011              7.366              6.942 1
VISC 12  3.15%
                      12/31/2009              N/A              5.956 0
                      12/31/2010              5.956              7.080 0
                      12/31/2011              7.080              6.616 0
VISC 14  1.75%
                      12/31/2009              N/A              6.271 0
                      12/31/2010              6.271              7.558 0
                      12/31/2011              7.558              7.162 1
VISC 15  2.05%
                      12/31/2009              N/A              6.202 0
                      12/31/2010              6.202              7.453 0
                      12/31/2011              7.453              7.042 0
VISC 2  2.75%
                      12/31/2008              N/A              4.696 0
                      12/31/2009              4.696              6.044 0
                      12/31/2010              6.044              7.213 0
                      12/31/2011              7.213              6.767 0
VISC 3  2.60%
                      12/31/2008              N/A              4.715 0
                      12/31/2009              4.715              6.078 0
                      12/31/2010              6.078              7.263 0
                      12/31/2011              7.263              6.825 0
VISC 4  2.90%
                      12/31/2008              N/A              4.677 0
                      12/31/2009              4.677              6.011 0
                      12/31/2010              6.011              7.162 0
                      12/31/2011              7.162              6.710 0
VISC 5  2.15%
                      12/31/2008              N/A              4.772 0
                      12/31/2009              4.772              6.179 0
                      12/31/2010              6.179              7.418 0
                      12/31/2011              7.418              7.002 0
VISC 7  2.55%
                      12/31/2008              N/A              4.721 0
                      12/31/2009              4.721              6.089 0
                      12/31/2010              6.089              7.280 0
                      12/31/2011              7.280              6.844 0
VISC 8  2.85%
                      12/31/2008              N/A              4.683 0
                      12/31/2009              4.683              6.022 0
                      12/31/2010              6.022              7.179 0
                      12/31/2011              7.179              6.729 0
VISC 9  2.70%
                      12/31/2008              N/A              4.702 0
                      12/31/2009              4.702              6.055 0
                      12/31/2010              6.055              7.230 0
                      12/31/2011              7.230              6.786 0
VISI 10  2.50%
                      12/31/2008              N/A              4.727 0
                      12/31/2009              4.727              6.100 0
                      12/31/2010              6.100              7.298 0
                      12/31/2011              7.298              6.864 0
VISI 11  2.35%
                      12/31/2008              N/A              4.746 2
                      12/31/2009              4.746              6.134 6
                      12/31/2010              6.134              7.349 2
                      12/31/2011              7.349              6.923 2
VISI 12  2.65%
                      12/31/2008              N/A              4.708 0
                      12/31/2009              4.708              6.066 0
                      12/31/2010              6.066              7.246 0
                      12/31/2011              7.246              6.806 0
VISI 13  1.95%
                      12/31/2009              N/A              6.225 26
                      12/31/2010              6.225              7.488 27
                      12/31/2011              7.488              7.082 25
VISI 14  2.80%
                      12/31/2009              N/A              6.033 0
                      12/31/2010              6.033              7.196 0
                      12/31/2011              7.196              6.748 0
VISI 2  1.70%
                      12/31/2007              N/A              10.267 0
                      12/31/2008              10.267              4.830 0
                      12/31/2009              4.830              6.282 1
                      12/31/2010              6.282              7.576 7
                      12/31/2011              7.576              7.183 16
VISI 3  2.10%
                      12/31/2007              N/A              10.198 0
                      12/31/2008              10.198              4.778 13
                      12/31/2009              4.778              6.191 38
                      12/31/2010              6.191              7.435 49
                      12/31/2011              7.435              7.021 57
VISI 4  2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 11
                      12/31/2009              4.740              6.123 19
                      12/31/2010              6.123              7.332 18
                      12/31/2011              7.332              6.903 17
VISI 5  2.25%
                      12/31/2007              N/A              10.173 0
                      12/31/2008              10.173              4.759 2
                      12/31/2009              4.759              6.156 3
                      12/31/2010              6.156              7.383 7
                      12/31/2011              7.383              6.962 8
VISI 6  2.55%
                      12/31/2007              N/A              10.122 0
                      12/31/2008              10.122              4.721 0
                      12/31/2009              4.721              6.089 0
                      12/31/2010              6.089              7.280 0
                      12/31/2011              7.280              6.844 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7  1.80%
                      12/31/2008              N/A              4.817 7
                      12/31/2009              4.817              6.259 25
                      12/31/2010              6.259              7.541 27
                      12/31/2011              7.541              7.142 22
VISI 9  2.20%
                      12/31/2008              N/A              4.746 0
                      12/31/2009              4.746              6.142 0
                      12/31/2010              6.142              7.370 0
                      12/31/2011              7.370              6.953 0
VISL 1  1.65%
                      12/31/2007              N/A              10.276 2
                      12/31/2008              10.276              4.836 5
                      12/31/2009              4.836              6.294 3
                      12/31/2010              6.294              7.594 26
                      12/31/2011              7.594              7.203 42
VISL 10  2.75%
                      12/31/2008              N/A              4.696 0
                      12/31/2009              4.696              6.044 0
                      12/31/2010              6.044              7.213 0
                      12/31/2011              7.213              6.767 0
VISL 11  2.60%
                      12/31/2008              N/A              4.715 0
                      12/31/2009              4.715              6.078 0
                      12/31/2010              6.078              7.263 0
                      12/31/2011              7.263              6.825 0
VISL 12  2.90%
                      12/31/2008              N/A              4.677 12
                      12/31/2009              4.677              6.011 13
                      12/31/2010              6.011              7.162 12
                      12/31/2011              7.162              6.710 11
VISL 13  2.20%
                      12/31/2009              N/A              6.142 3
                      12/31/2010              6.142              7.370 3
                      12/31/2011              7.370              6.953 3
VISL 14  3.05%
                      12/31/2009              N/A              5.953 0
                      12/31/2010              5.953              7.083 0
                      12/31/2011              7.083              6.626 0
VISL 2  1.95%
                      12/31/2007              N/A              10.224 0
                      12/31/2008              10.224              4.798 3
                      12/31/2009              4.798              6.225 5
                      12/31/2010              6.225              7.488 17
                      12/31/2011              7.488              7.082 18
VISL 3  2.35%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              4.746 9
                      12/31/2009              4.746              6.134 12
                      12/31/2010              6.134              7.349 11
                      12/31/2011              7.349              6.923 12
VISL 4  2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 0
                      12/31/2009              4.708              6.066 0
                      12/31/2010              6.066              7.246 2
                      12/31/2011              7.246              6.806 1
VISL 5  2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 3
                      12/31/2009              4.727              6.100 6
                      12/31/2010              6.100              7.298 4
                      12/31/2011              7.298              6.864 4
VISL 6  2.80%
                      12/31/2007              N/A              10.079 0
                      12/31/2008              10.079              4.689 1
                      12/31/2009              4.689              6.033 3
                      12/31/2010              6.033              7.196 4
                      12/31/2011              7.196              6.748 2
VISL 7  2.05%
                      12/31/2008              N/A              4.785 1
                      12/31/2009              4.785              6.202 3
                      12/31/2010              6.202              7.453 3
                      12/31/2011              7.453              7.042 5
VISL 9  2.45%
                      12/31/2008              N/A              4.734 0
                      12/31/2009              4.734              6.111 2
                      12/31/2010              6.111              7.315 2
                      12/31/2011              7.315              6.883 2
AZL Columbia Small Cap Value Fund
VISB 1  1.90%
                      12/31/2007              N/A              12.213 0
                      12/31/2008              12.213              8.138 0
                      12/31/2009              8.138              9.956 0
                      12/31/2010              9.956              12.302 5
                      12/31/2011              12.302              11.321 7
VISB 10  3.00%
                      12/31/2008              N/A              7.730 0
                      12/31/2009              7.730              9.354 1
                      12/31/2010              9.354              11.432 5
                      12/31/2011              11.432              10.406 1
VISB 11  2.85%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              9.434 5
                      12/31/2010              9.434              11.546 4
                      12/31/2011              11.546              10.525 4
VISB 12  3.15%
                      12/31/2008              N/A              7.676 0
                      12/31/2009              7.676              9.275 0
                      12/31/2010              9.275              11.318 1
                      12/31/2011              11.318              10.287 0
VISB 13  3.30%
                      12/31/2009              N/A              9.197 0
                      12/31/2010              9.197              11.205 0
                      12/31/2011              11.205              10.169 0
VISB 14  2.45%
                      12/31/2009              N/A              9.650 0
                      12/31/2010              9.650              11.858 0
                      12/31/2011              11.858              10.853 0
VISB 3  2.60%
                      12/31/2007              N/A              11.903 0
                      12/31/2008              11.903              7.876 9
                      12/31/2009              7.876              9.568 2
                      12/31/2010              9.568              11.740 1
                      12/31/2011              11.740              10.729 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4  2.90%
                      12/31/2007              N/A              11.654 0
                      12/31/2008              11.654              7.688 1
                      12/31/2009              7.688              9.312 1
                      12/31/2010              9.312              11.392 6
                      12/31/2011              11.392              10.379 3
VISB 5  2.75%
                      12/31/2007              N/A              11.838 0
                      12/31/2008              11.838              7.821 1
                      12/31/2009              7.821              9.487 2
                      12/31/2010              9.487              11.623 4
                      12/31/2011              11.623              10.606 4
VISB 6  3.05%
                      12/31/2007              N/A              11.591 0
                      12/31/2008              11.591              7.634 0
                      12/31/2009              7.634              9.233 0
                      12/31/2010              9.233              11.278 7
                      12/31/2011              11.278              10.261 0
VISB 7  2.30%
                      12/31/2008              N/A              7.987 0
                      12/31/2009              7.987              9.733 0
                      12/31/2010              9.733              11.978 0
                      12/31/2011              11.978              10.979 0
VISB 9  2.70%
                      12/31/2008              N/A              7.839 0
                      12/31/2009              7.839              9.514 0
                      12/31/2010              9.514              11.662 0
                      12/31/2011              11.662              10.647 0
VISC 1  2.45%
                      12/31/2008              N/A              7.931 0
                      12/31/2009              7.931              9.650 0
                      12/31/2010              9.650              11.858 0
                      12/31/2011              11.858              10.853 0
VISC 10  3.00%
                      12/31/2008              N/A              7.730 0
                      12/31/2009              7.730              9.354 0
                      12/31/2010              9.354              11.432 0
                      12/31/2011              11.432              10.406 0
VISC 11  2.30%
                      12/31/2009              N/A              9.733 1
                      12/31/2010              9.733              11.978 1
                      12/31/2011              11.978              10.979 1
VISC 12  3.15%
                      12/31/2009              N/A              9.275 0
                      12/31/2010              9.275              11.318 0
                      12/31/2011              11.318              10.287 0
VISC 14  1.75%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              12.416 0
                      12/31/2011              12.416              11.443 0
VISC 15  2.05%
                      12/31/2009              N/A              9.872 0
                      12/31/2010              9.872              12.180 0
                      12/31/2011              12.180              11.192 0
VISC 2  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.487 0
                      12/31/2010              9.487              11.623 0
                      12/31/2011              11.623              10.606 0
VISC 3  2.60%
                      12/31/2008              N/A              7.876 0
                      12/31/2009              7.876              9.568 0
                      12/31/2010              9.568              11.740 0
                      12/31/2011              11.740              10.729 0
VISC 4  2.90%
                      12/31/2008              N/A              7.766 0
                      12/31/2009              7.766              9.407 0
                      12/31/2010              9.407              11.507 0
                      12/31/2011              11.507              10.485 0
VISC 5  2.15%
                      12/31/2008              N/A              8.043 0
                      12/31/2009              8.043              9.816 0
                      12/31/2010              9.816              12.099 0
                      12/31/2011              12.099              11.106 0
VISC 7  2.55%
                      12/31/2008              N/A              7.894 0
                      12/31/2009              7.894              9.596 0
                      12/31/2010              9.596              11.779 0
                      12/31/2011              11.779              10.770 0
VISC 8  2.85%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              9.434 0
                      12/31/2010              9.434              11.546 2
                      12/31/2011              11.546              10.525 0
VISC 9  2.70%
                      12/31/2008              N/A              7.839 0
                      12/31/2009              7.839              9.514 0
                      12/31/2010              9.514              11.662 0
                      12/31/2011              11.662              10.647 0
VISI 10  2.50%
                      12/31/2008              N/A              7.913 0
                      12/31/2009              7.913              9.623 1
                      12/31/2010              9.623              11.819 5
                      12/31/2011              11.819              10.812 1
VISI 11  2.35%
                      12/31/2008              N/A              7.968 0
                      12/31/2009              7.968              9.705 2
                      12/31/2010              9.705              11.938 0
                      12/31/2011              11.938              10.937 0
VISI 12  2.65%
                      12/31/2008              N/A              7.857 0
                      12/31/2009              7.857              9.541 0
                      12/31/2010              9.541              11.701 3
                      12/31/2011              11.701              10.688 0
VISI 13  1.95%
                      12/31/2009              N/A              9.928 17
                      12/31/2010              9.928              12.261 16
                      12/31/2011              12.261              11.277 12
VISI 14  2.80%
                      12/31/2009              N/A              9.460 0
                      12/31/2010              9.460              11.584 0
                      12/31/2011              11.584              10.566 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2  1.70%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              8.214 0
                      12/31/2009              8.214              10.070 4
                      12/31/2010              10.070              12.467 9
                      12/31/2011              12.467              11.496 10
VISI 3  2.10%
                      12/31/2007              N/A              12.124 0
                      12/31/2008              12.124              8.062 7
                      12/31/2009              8.062              9.844 23
                      12/31/2010              9.844              12.139 22
                      12/31/2011              12.139              11.148 25
VISI 4  2.40%
                      12/31/2007              N/A              11.991 0
                      12/31/2008              11.991              7.950 1
                      12/31/2009              7.950              9.678 1
                      12/31/2010              9.678              11.898 9
                      12/31/2011              11.898              10.895 2
VISI 5  2.25%
                      12/31/2007              N/A              12.057 0
                      12/31/2008              12.057              8.006 0
                      12/31/2009              8.006              9.760 1
                      12/31/2010              9.760              12.018 1
                      12/31/2011              12.018              11.021 1
VISI 6  2.55%
                      12/31/2007              N/A              11.925 0
                      12/31/2008              11.925              7.894 0
                      12/31/2009              7.894              9.596 0
                      12/31/2010              9.596              11.779 1
                      12/31/2011              11.779              10.770 1
VISI 7  1.80%
                      12/31/2008              N/A              8.176 4
                      12/31/2009              8.176              10.013 14
                      12/31/2010              10.013              12.384 12
                      12/31/2011              12.384              11.408 13
VISI 9  2.20%
                      12/31/2008              N/A              7.943 0
                      12/31/2009              7.943              9.689 0
                      12/31/2010              9.689              11.936 0
                      12/31/2011              11.936              10.952 0
VISL 1  1.65%
                      12/31/2007              N/A              12.326 0
                      12/31/2008              12.326              8.233 0
                      12/31/2009              8.233              10.098 2
                      12/31/2010              10.098              12.509 4
                      12/31/2011              12.509              11.540 6
VISL 10  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.487 0
                      12/31/2010              9.487              11.623 0
                      12/31/2011              11.623              10.606 0
VISL 11  2.60%
                      12/31/2008              N/A              7.876 0
                      12/31/2009              7.876              9.568 0
                      12/31/2010              9.568              11.740 0
                      12/31/2011              11.740              10.729 0
VISL 12  2.90%
                      12/31/2008              N/A              7.766 0
                      12/31/2009              7.766              9.407 0
                      12/31/2010              9.407              11.507 0
                      12/31/2011              11.507              10.485 0
VISL 13  2.20%
                      12/31/2009              N/A              9.689 16
                      12/31/2010              9.689              11.936 17
                      12/31/2011              11.936              10.952 12
VISL 14  3.05%
                      12/31/2009              N/A              9.233 0
                      12/31/2010              9.233              11.278 0
                      12/31/2011              11.278              10.261 0
VISL 2  1.95%
                      12/31/2007              N/A              12.191 0
                      12/31/2008              12.191              8.119 0
                      12/31/2009              8.119              9.928 0
                      12/31/2010              9.928              12.261 0
                      12/31/2011              12.261              11.277 1
VISL 3  2.35%
                      12/31/2007              N/A              12.013 0
                      12/31/2008              12.013              7.968 0
                      12/31/2009              7.968              9.705 4
                      12/31/2010              9.705              11.938 10
                      12/31/2011              11.938              10.937 13
VISL 4  2.65%
                      12/31/2007              N/A              11.881 0
                      12/31/2008              11.881              7.857 0
                      12/31/2009              7.857              9.541 0
                      12/31/2010              9.541              11.701 4
                      12/31/2011              11.701              10.688 0
VISL 5  2.50%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              7.913 0
                      12/31/2009              7.913              9.623 0
                      12/31/2010              9.623              11.819 0
                      12/31/2011              11.819              10.812 0
VISL 6  2.80%
                      12/31/2007              N/A              11.816 0
                      12/31/2008              11.816              7.802 0
                      12/31/2009              7.802              9.460 0
                      12/31/2010              9.460              11.584 0
                      12/31/2011              11.584              10.566 0
VISL 7  2.05%
                      12/31/2008              N/A              8.081 2
                      12/31/2009              8.081              9.872 8
                      12/31/2010              9.872              12.180 7
                      12/31/2011              12.180              11.192 8
VISL 9  2.45%
                      12/31/2008              N/A              7.931 0
                      12/31/2009              7.931              9.650 0
                      12/31/2010              9.650              11.858 0
                      12/31/2011              11.858              10.853 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Davis New York Venture Fund
VISB 1  1.90%
                      12/31/2007              N/A              13.143 8
                      12/31/2008              13.143              7.672 11
                      12/31/2009              7.672              9.924 15
                      12/31/2010              9.924              10.910 12
                      12/31/2011              10.910              10.256 6
VISB 10  3.00%
                      12/31/2008              N/A              7.091 0
                      12/31/2009              7.091              9.072 0
                      12/31/2010              9.072              9.864 0
                      12/31/2011              9.864              9.172 0
VISB 11  2.85%
                      12/31/2008              N/A              7.167 0
                      12/31/2009              7.167              9.183 4
                      12/31/2010              9.183              10.000 0
                      12/31/2011              10.000              9.312 0
VISB 12  3.15%
                      12/31/2008              N/A              7.015 0
                      12/31/2009              7.015              8.962 0
                      12/31/2010              8.962              9.730 0
                      12/31/2011              9.730              9.033 0
VISB 13  3.30%
                      12/31/2009              N/A              8.853 0
                      12/31/2010              8.853              9.597 0
                      12/31/2011              9.597              8.896 0
VISB 14  2.45%
                      12/31/2009              N/A              9.488 7
                      12/31/2010              9.488              10.374 7
                      12/31/2011              10.374              9.698 7
VISB 3  2.60%
                      12/31/2007              N/A              12.588 0
                      12/31/2008              12.588              7.297 30
                      12/31/2009              7.297              9.373 25
                      12/31/2010              9.373              10.232 34
                      12/31/2011              10.232              9.552 32
VISB 4  2.90%
                      12/31/2007              N/A              12.142 0
                      12/31/2008              12.142              7.017 4
                      12/31/2009              7.017              8.986 5
                      12/31/2010              8.986              9.781 8
                      12/31/2011              9.781              9.103 7
VISB 5  2.75%
                      12/31/2007              N/A              12.472 0
                      12/31/2008              12.472              7.219 3
                      12/31/2009              7.219              9.259 5
                      12/31/2010              9.259              10.092 11
                      12/31/2011              10.092              9.407 11
VISB 6  3.05%
                      12/31/2007              N/A              12.030 0
                      12/31/2008              12.030              6.942 0
                      12/31/2009              6.942              8.877 1
                      12/31/2010              8.877              9.647 1
                      12/31/2011              9.647              8.965 1
VISB 7  2.30%
                      12/31/2008              N/A              7.456 9
                      12/31/2009              7.456              9.605 9
                      12/31/2010              9.605              10.517 9
                      12/31/2011              10.517              9.847 8
VISB 9  2.70%
                      12/31/2008              N/A              7.245 2
                      12/31/2009              7.245              9.296 2
                      12/31/2010              9.296              10.139 0
                      12/31/2011              10.139              9.455 0
VISC 1  2.45%
                      12/31/2008              N/A              7.376 3
                      12/31/2009              7.376              9.488 3
                      12/31/2010              9.488              10.374 2
                      12/31/2011              10.374              9.698 2
VISC 10  3.00%
                      12/31/2008              N/A              7.091 0
                      12/31/2009              7.091              9.072 0
                      12/31/2010              9.072              9.864 0
                      12/31/2011              9.864              9.172 0
VISC 11  2.30%
                      12/31/2009              N/A              9.605 2
                      12/31/2010              9.605              10.517 2
                      12/31/2011              10.517              9.847 2
VISC 12  3.15%
                      12/31/2009              N/A              8.962 0
                      12/31/2010              8.962              9.730 0
                      12/31/2011              9.730              9.033 0
VISC 14  1.75%
                      12/31/2009              N/A              10.039 0
                      12/31/2010              10.039              11.053 0
                      12/31/2011              11.053              10.405 1
VISC 15  2.05%
                      12/31/2009              N/A              9.804 0
                      12/31/2010              9.804              10.762 0
                      12/31/2011              10.762              10.101 0
VISC 2  2.75%
                      12/31/2008              N/A              7.219 0
                      12/31/2009              7.219              9.259 0
                      12/31/2010              9.259              10.092 0
                      12/31/2011              10.092              9.407 0
VISC 3  2.60%
                      12/31/2008              N/A              7.297 0
                      12/31/2009              7.297              9.373 0
                      12/31/2010              9.373              10.232 0
                      12/31/2011              10.232              9.552 0
VISC 4  2.90%
                      12/31/2008              N/A              7.142 0
                      12/31/2009              7.142              9.146 0
                      12/31/2010              9.146              9.954 0
                      12/31/2011              9.954              9.265 0
VISC 5  2.15%
                      12/31/2008              N/A              7.536 0
                      12/31/2009              7.536              9.724 0
                      12/31/2010              9.724              10.664 0
                      12/31/2011              10.664              9.999 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7  2.55%
                      12/31/2008              N/A              7.323 0
                      12/31/2009              7.323              9.411 0
                      12/31/2010              9.411              10.279 0
                      12/31/2011              10.279              9.600 0
VISC 8  2.85%
                      12/31/2008              N/A              7.167 0
                      12/31/2009              7.167              9.183 0
                      12/31/2010              9.183              10.000 0
                      12/31/2011              10.000              9.312 0
VISC 9  2.70%
                      12/31/2008              N/A              7.245 0
                      12/31/2009              7.245              9.296 0
                      12/31/2010              9.296              10.139 0
                      12/31/2011              10.139              9.455 0
VISI 10  2.50%
                      12/31/2008              N/A              7.349 7
                      12/31/2009              7.349              9.450 8
                      12/31/2010              9.450              10.326 6
                      12/31/2011              10.326              9.649 0
VISI 11  2.35%
                      12/31/2008              N/A              7.429 3
                      12/31/2009              7.429              9.566 9
                      12/31/2010              9.566              10.469 7
                      12/31/2011              10.469              9.797 8
VISI 12  2.65%
                      12/31/2008              N/A              7.271 0
                      12/31/2009              7.271              9.334 0
                      12/31/2010              9.334              10.185 0
                      12/31/2011              10.185              9.503 0
VISI 13  1.95%
                      12/31/2009              N/A              9.884 28
                      12/31/2010              9.884              10.860 26
                      12/31/2011              10.860              10.204 29
VISI 14  2.80%
                      12/31/2009              N/A              9.221 0
                      12/31/2010              9.221              10.046 0
                      12/31/2011              10.046              9.359 0
VISI 2  1.70%
                      12/31/2007              N/A              13.306 1
                      12/31/2008              13.306              7.783 6
                      12/31/2009              7.783              10.088 14
                      12/31/2010              10.088              11.112 18
                      12/31/2011              11.112              10.467 22
VISI 3  2.10%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              7.563 29
                      12/31/2009              7.563              9.763 69
                      12/31/2010              9.763              10.712 88
                      12/31/2011              10.712              10.050 91
VISI 4  2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 14
                      12/31/2009              7.402              9.527 24
                      12/31/2010              9.527              10.421 27
                      12/31/2011              10.421              9.748 25
VISI 5  2.25%
                      12/31/2007              N/A              12.863 0
                      12/31/2008              12.863              7.482 3
                      12/31/2009              7.482              9.644 8
                      12/31/2010              9.644              10.566 10
                      12/31/2011              10.566              9.898 10
VISI 6  2.55%
                      12/31/2007              N/A              12.627 0
                      12/31/2008              12.627              7.323 0
                      12/31/2009              7.323              9.411 1
                      12/31/2010              9.411              10.279 1
                      12/31/2011              10.279              9.600 1
VISI 7  1.80%
                      12/31/2008              N/A              7.728 13
                      12/31/2009              7.728              10.006 54
                      12/31/2010              10.006              11.011 58
                      12/31/2011              11.011              10.361 56
VISI 9  2.20%
                      12/31/2008              N/A              7.378 0
                      12/31/2009              7.378              9.515 2
                      12/31/2010              9.515              10.429 2
                      12/31/2011              10.429              9.774 3
VISL 1  1.65%
                      12/31/2007              N/A              13.347 8
                      12/31/2008              13.347              7.811 14
                      12/31/2009              7.811              10.129 8
                      12/31/2010              10.129              11.163 15
                      12/31/2011              11.163              10.520 20
VISL 10  2.75%
                      12/31/2008              N/A              7.219 0
                      12/31/2009              7.219              9.259 2
                      12/31/2010              9.259              10.092 2
                      12/31/2011              10.092              9.407 2
VISL 11  2.60%
                      12/31/2008              N/A              7.297 0
                      12/31/2009              7.297              9.373 0
                      12/31/2010              9.373              10.232 0
                      12/31/2011              10.232              9.552 0
VISL 12  2.90%
                      12/31/2008              N/A              7.142 3
                      12/31/2009              7.142              9.146 3
                      12/31/2010              9.146              9.954 3
                      12/31/2011              9.954              9.265 3
VISL 13  2.20%
                      12/31/2009              N/A              9.515 4
                      12/31/2010              9.515              10.429 5
                      12/31/2011              10.429              9.774 5
VISL 14  3.05%
                      12/31/2009              N/A              8.877 0
                      12/31/2010              8.877              9.647 0
                      12/31/2011              9.647              8.965 0
VISL 2  1.95%
                      12/31/2007              N/A              13.103 0
                      12/31/2008              13.103              7.645 1
                      12/31/2009              7.645              9.884 3
                      12/31/2010              9.884              10.860 3
                      12/31/2011              10.860              10.204 18

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              12.784 0
                      12/31/2008              12.784              7.429 28
                      12/31/2009              7.429              9.566 35
                      12/31/2010              9.566              10.469 35
                      12/31/2011              10.469              9.797 35
VISL 4  2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 3
                      12/31/2009              7.271              9.334 3
                      12/31/2010              9.334              10.185 3
                      12/31/2011              10.185              9.503 3
VISL 5  2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 12
                      12/31/2009              7.349              9.450 25
                      12/31/2010              9.450              10.326 25
                      12/31/2011              10.326              9.649 25
VISL 6  2.80%
                      12/31/2007              N/A              12.434 0
                      12/31/2008              12.434              7.193 23
                      12/31/2009              7.193              9.221 24
                      12/31/2010              9.221              10.046 24
                      12/31/2011              10.046              9.359 23
VISL 7  2.05%
                      12/31/2008              N/A              7.591 9
                      12/31/2009              7.591              9.804 14
                      12/31/2010              9.804              10.762 13
                      12/31/2011              10.762              10.101 13
VISL 9  2.45%
                      12/31/2008              N/A              7.376 3
                      12/31/2009              7.376              9.488 8
                      12/31/2010              9.488              10.374 9
                      12/31/2011              10.374              9.698 9
AZL Dreyfus Research Growth Fund
VISB 1  1.90%
                      12/31/2007              N/A              11.176 0
                      12/31/2008              11.176              6.400 0
                      12/31/2009              6.400              8.463 0
                      12/31/2010              8.463              10.207 13
                      12/31/2011              10.207              9.695 7
VISB 10  3.00%
                      12/31/2008              N/A              5.916 0
                      12/31/2009              5.916              7.736 0
                      12/31/2010              7.736              9.229 5
                      12/31/2011              9.229              8.670 0
VISB 11  2.85%
                      12/31/2008              N/A              5.979 0
                      12/31/2009              5.979              7.831 0
                      12/31/2010              7.831              9.356 0
                      12/31/2011              9.356              8.803 0
VISB 12  3.15%
                      12/31/2008              N/A              5.852 0
                      12/31/2009              5.852              7.642 0
                      12/31/2010              7.642              9.103 1
                      12/31/2011              9.103              8.539 0
VISB 13  3.30%
                      12/31/2009              N/A              7.549 0
                      12/31/2010              7.549              8.978 0
                      12/31/2011              8.978              8.410 0
VISB 14  2.45%
                      12/31/2009              N/A              8.091 4
                      12/31/2010              8.091              9.705 4
                      12/31/2011              9.705              9.168 4
VISB 3  2.60%
                      12/31/2007              N/A              10.704 0
                      12/31/2008              10.704              6.087 1
                      12/31/2009              6.087              7.992 2
                      12/31/2010              7.992              9.573 29
                      12/31/2011              9.573              9.029 1
VISB 4  2.90%
                      12/31/2007              N/A              10.325 0
                      12/31/2008              10.325              5.854 0
                      12/31/2009              5.854              7.663 1
                      12/31/2010              7.663              9.151 6
                      12/31/2011              9.151              8.606 2
VISB 5  2.75%
                      12/31/2007              N/A              10.606 0
                      12/31/2008              10.606              6.022 1
                      12/31/2009              6.022              7.895 3
                      12/31/2010              7.895              9.442 7
                      12/31/2011              9.442              8.893 4
VISB 6  3.05%
                      12/31/2007              N/A              10.230 0
                      12/31/2008              10.230              5.791 0
                      12/31/2009              5.791              7.570 0
                      12/31/2010              7.570              9.026 9
                      12/31/2011              9.026              8.475 0
VISB 7  2.30%
                      12/31/2008              N/A              6.219 0
                      12/31/2009              6.219              8.191 0
                      12/31/2010              8.191              9.839 0
                      12/31/2011              9.839              9.309 0
VISB 9  2.70%
                      12/31/2008              N/A              6.044 0
                      12/31/2009              6.044              7.927 0
                      12/31/2010              7.927              9.485 0
                      12/31/2011              9.485              8.938 0
VISC 1  2.45%
                      12/31/2008              N/A              6.153 5
                      12/31/2009              6.153              8.091 4
                      12/31/2010              8.091              9.705 0
                      12/31/2011              9.705              9.168 0
VISC 10  3.00%
                      12/31/2008              N/A              5.916 0
                      12/31/2009              5.916              7.736 0
                      12/31/2010              7.736              9.229 0
                      12/31/2011              9.229              8.670 0
VISC 11  2.30%
                      12/31/2009              N/A              8.191 0
                      12/31/2010              8.191              9.839 0
                      12/31/2011              9.839              9.309 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12  3.15%
                      12/31/2009              N/A              7.642 0
                      12/31/2010              7.642              9.103 0
                      12/31/2011              9.103              8.539 0
VISC 14  1.75%
                      12/31/2009              N/A              8.560 1
                      12/31/2010              8.560              10.340 1
                      12/31/2011              10.340              9.837 1
VISC 15  2.05%
                      12/31/2009              N/A              8.360 0
                      12/31/2010              8.360              10.068 0
                      12/31/2011              10.068              9.549 0
VISC 2  2.75%
                      12/31/2008              N/A              6.022 0
                      12/31/2009              6.022              7.895 0
                      12/31/2010              7.895              9.442 0
                      12/31/2011              9.442              8.893 0
VISC 3  2.60%
                      12/31/2008              N/A              6.087 0
                      12/31/2009              6.087              7.992 0
                      12/31/2010              7.992              9.573 0
                      12/31/2011              9.573              9.029 0
VISC 4  2.90%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.799 0
                      12/31/2010              7.799              9.313 0
                      12/31/2011              9.313              8.758 0
VISC 5  2.15%
                      12/31/2008              N/A              6.287 0
                      12/31/2009              6.287              8.292 0
                      12/31/2010              8.292              9.976 0
                      12/31/2011              9.976              9.452 0
VISC 7  2.55%
                      12/31/2008              N/A              6.109 0
                      12/31/2009              6.109              8.025 0
                      12/31/2010              8.025              9.617 0
                      12/31/2011              9.617              9.075 0
VISC 8  2.85%
                      12/31/2008              N/A              5.979 0
                      12/31/2009              5.979              7.831 0
                      12/31/2010              7.831              9.356 2
                      12/31/2011              9.356              8.803 0
VISC 9  2.70%
                      12/31/2008              N/A              6.044 0
                      12/31/2009              6.044              7.927 0
                      12/31/2010              7.927              9.485 0
                      12/31/2011              9.485              8.938 0
VISI 10  2.50%
                      12/31/2008              N/A              6.131 0
                      12/31/2009              6.131              8.058 0
                      12/31/2010              8.058              9.661 10
                      12/31/2011              9.661              9.122 0
VISI 11  2.35%
                      12/31/2008              N/A              6.197 0
                      12/31/2009              6.197              8.157 0
                      12/31/2010              8.157              9.794 0
                      12/31/2011              9.794              9.262 0

VISI 12  2.65%
                      12/31/2008              N/A              6.065 0
                      12/31/2009              6.065              7.960 0
                      12/31/2010              7.960              9.529 3
                      12/31/2011              9.529              8.984 0
VISI 13  1.95%
                      12/31/2009              N/A              8.428 7
                      12/31/2010              8.428              10.160 7
                      12/31/2011              10.160              9.646 7
VISI 14  2.80%
                      12/31/2009              N/A              7.863 0
                      12/31/2010              7.863              9.399 0
                      12/31/2011              9.399              8.848 0
VISI 2  1.70%
                      12/31/2007              N/A              11.315 0
                      12/31/2008              11.315              6.493 1
                      12/31/2009              6.493              8.602 1
                      12/31/2010              8.602              10.396 1
                      12/31/2011              10.396              9.895 8
VISI 3  2.10%
                      12/31/2007              N/A              11.039 0
                      12/31/2008              11.039              6.309 0
                      12/31/2009              6.309              8.326 2
                      12/31/2010              8.326              10.022 8
                      12/31/2011              10.022              9.500 5
VISI 4  2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 2
                      12/31/2009              6.175              8.124 2
                      12/31/2010              8.124              9.750 10
                      12/31/2011              9.750              9.215 1
VISI 5  2.25%
                      12/31/2007              N/A              10.938 0
                      12/31/2008              10.938              6.242 2
                      12/31/2009              6.242              8.224 5
                      12/31/2010              8.224              9.885 4
                      12/31/2011              9.885              9.357 4
VISI 6  2.55%
                      12/31/2007              N/A              10.737 0
                      12/31/2008              10.737              6.109 0
                      12/31/2009              6.109              8.025 0
                      12/31/2010              8.025              9.617 1
                      12/31/2011              9.617              9.075 0
VISI 7  1.80%
                      12/31/2008              N/A              6.447 2
                      12/31/2009              6.447              8.532 3
                      12/31/2010              8.532              10.301 8
                      12/31/2011              10.301              9.795 4
VISI 9  2.20%
                      12/31/2008              N/A              6.155 0
                      12/31/2009              6.155              8.114 0
                      12/31/2010              8.114              9.757 0
                      12/31/2011              9.757              9.240 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1  1.65%
                      12/31/2007              N/A              11.350 0
                      12/31/2008              11.350              6.516 1
                      12/31/2009              6.516              8.637 1
                      12/31/2010              8.637              10.444 5
                      12/31/2011              10.444              9.945 9
VISL 10  2.75%
                      12/31/2008              N/A              6.022 0
                      12/31/2009              6.022              7.895 0
                      12/31/2010              7.895              9.442 1
                      12/31/2011              9.442              8.893 0
VISL 11  2.60%
                      12/31/2008              N/A              6.087 0
                      12/31/2009              6.087              7.992 0
                      12/31/2010              7.992              9.573 0
                      12/31/2011              9.573              9.029 0
VISL 12  2.90%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.799 0
                      12/31/2010              7.799              9.313 0
                      12/31/2011              9.313              8.758 0
VISL 13  2.20%
                      12/31/2009              N/A              8.114 1
                      12/31/2010              8.114              9.757 2
                      12/31/2011              9.757              9.240 4
VISL 14  3.05%
                      12/31/2009              N/A              7.570 0
                      12/31/2010              7.570              9.026 0
                      12/31/2011              9.026              8.475 0
VISL 2  1.95%
                      12/31/2007              N/A              11.142 0
                      12/31/2008              11.142              6.377 1
                      12/31/2009              6.377              8.428 0
                      12/31/2010              8.428              10.160 1
                      12/31/2011              10.160              9.646 18
VISL 3  2.35%
                      12/31/2007              N/A              10.870 0
                      12/31/2008              10.870              6.197 3
                      12/31/2009              6.197              8.157 6
                      12/31/2010              8.157              9.794 7
                      12/31/2011              9.794              9.262 9
VISL 4  2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 0
                      12/31/2009              6.065              7.960 0
                      12/31/2010              7.960              9.529 5
                      12/31/2011              9.529              8.984 0
VISL 5  2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 0
                      12/31/2009              6.131              8.058 0
                      12/31/2010              8.058              9.661 2
                      12/31/2011              9.661              9.122 1
VISL 6  2.80%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              6.000 0
                      12/31/2009              6.000              7.863 0
                      12/31/2010              7.863              9.399 0
                      12/31/2011              9.399              8.848 0
VISL 7  2.05%
                      12/31/2008              N/A              6.332 3
                      12/31/2009              6.332              8.360 2
                      12/31/2010              8.360              10.068 1
                      12/31/2011              10.068              9.549 2
VISL 9  2.45%
                      12/31/2008              N/A              6.153 2
                      12/31/2009              6.153              8.091 4
                      12/31/2010              8.091              9.705 4
                      12/31/2011              9.705              9.168 4
AZL Eaton Vance Large Cap Value Fund
VISB 1  1.90%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              7.500 2
                      12/31/2009              7.500              9.312 2
                      12/31/2010              9.312              10.034 3
                      12/31/2011              10.034              9.407 5
VISB 10  3.00%
                      12/31/2008              N/A              6.893 0
                      12/31/2009              6.893              8.464 0
                      12/31/2010              8.464              9.021 0
                      12/31/2011              9.021              8.365 0
VISB 11  2.85%
                      12/31/2008              N/A              6.973 0
                      12/31/2009              6.973              8.575 0
                      12/31/2010              8.575              9.153 0
                      12/31/2011              9.153              8.500 0
VISB 12  3.15%
                      12/31/2008              N/A              6.814 0
                      12/31/2009              6.814              8.354 0
                      12/31/2010              8.354              8.891 0
                      12/31/2011              8.891              8.232 0
VISB 13  3.30%
                      12/31/2009              N/A              8.246 0
                      12/31/2010              8.246              8.763 0
                      12/31/2011              8.763              8.101 0
VISB 14  2.45%
                      12/31/2009              N/A              8.878 1
                      12/31/2010              8.878              9.514 1
                      12/31/2011              9.514              8.871 0
VISB 3  2.60%
                      12/31/2007              N/A              11.432 0
                      12/31/2008              11.432              7.108 0
                      12/31/2009              7.108              8.763 1
                      12/31/2010              8.763              9.377 3
                      12/31/2011              9.377              8.730 3

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4  2.90%
                      12/31/2007              N/A              10.993 0
                      12/31/2008              10.993              6.814 0
                      12/31/2009              6.814              8.375 0
                      12/31/2010              8.375              8.935 0
                      12/31/2011              8.935              8.294 0
VISB 5  2.75%
                      12/31/2007              N/A              11.318 0
                      12/31/2008              11.318              7.027 1
                      12/31/2009              7.027              8.649 1
                      12/31/2010              8.649              9.242 1
                      12/31/2011              9.242              8.591 1
VISB 6  3.05%
                      12/31/2007              N/A              10.883 0
                      12/31/2008              10.883              6.736 0
                      12/31/2009              6.736              8.267 0
                      12/31/2010              8.267              8.806 0
                      12/31/2011              8.806              8.162 0
VISB 7  2.30%
                      12/31/2008              N/A              7.274 0
                      12/31/2009              7.274              8.994 0
                      12/31/2010              8.994              9.653 0
                      12/31/2011              9.653              9.014 0
VISB 9  2.70%
                      12/31/2008              N/A              7.054 0
                      12/31/2009              7.054              8.687 0
                      12/31/2010              8.687              9.286 0
                      12/31/2011              9.286              8.637 0
VISC 1  2.45%
                      12/31/2008              N/A              7.190 0
                      12/31/2009              7.190              8.878 0
                      12/31/2010              8.878              9.514 0
                      12/31/2011              9.514              8.871 0
VISC 10  3.00%
                      12/31/2008              N/A              6.893 0
                      12/31/2009              6.893              8.464 0
                      12/31/2010              8.464              9.021 0
                      12/31/2011              9.021              8.365 0
VISC 11  2.30%
                      12/31/2009              N/A              8.994 0
                      12/31/2010              8.994              9.653 0
                      12/31/2011              9.653              9.014 0
VISC 12  3.15%
                      12/31/2009              N/A              8.354 0
                      12/31/2010              8.354              8.891 0
                      12/31/2011              8.891              8.232 0
VISC 14  1.75%
                      12/31/2009              N/A              9.426 0
                      12/31/2010              9.426              10.173 0
                      12/31/2011              10.173              9.551 0
VISC 15  2.05%
                      12/31/2009              N/A              9.191 0
                      12/31/2010              9.191              9.889 0
                      12/31/2011              9.889              9.258 0
VISC 2  2.75%
                      12/31/2008              N/A              7.026 0
                      12/31/2009              7.026              8.649 0
                      12/31/2010              8.649              9.242 0
                      12/31/2011              9.242              8.591 0
VISC 3  2.60%
                      12/31/2008              N/A              7.108 0
                      12/31/2009              7.108              8.763 0
                      12/31/2010              8.763              9.377 0
                      12/31/2011              9.377              8.730 0
VISC 4  2.90%
                      12/31/2008              N/A              6.946 0
                      12/31/2009              6.946              8.538 0
                      12/31/2010              8.538              9.108 0
                      12/31/2011              9.108              8.455 0
VISC 5  2.15%
                      12/31/2008              N/A              7.358 0
                      12/31/2009              7.358              9.112 0
                      12/31/2010              9.112              9.794 0
                      12/31/2011              9.794              9.159 0
VISC 7  2.55%
                      12/31/2008              N/A              7.135 0
                      12/31/2009              7.135              8.801 0
                      12/31/2010              8.801              9.422 0
                      12/31/2011              9.422              8.776 0
VISC 8  2.85%
                      12/31/2008              N/A              6.973 0
                      12/31/2009              6.973              8.575 0
                      12/31/2010              8.575              9.153 0
                      12/31/2011              9.153              8.500 0
VISC 9  2.70%
                      12/31/2008              N/A              7.054 0
                      12/31/2009              7.054              8.687 0
                      12/31/2010              8.687              9.286 0
                      12/31/2011              9.286              8.637 0
VISI 10  2.50%
                      12/31/2008              N/A              7.163 0
                      12/31/2009              7.163              8.839 1
                      12/31/2010              8.839              9.468 1
                      12/31/2011              9.468              8.823 1
VISI 11  2.35%
                      12/31/2008              N/A              7.246 0
                      12/31/2009              7.246              8.955 2
                      12/31/2010              8.955              9.606 2
                      12/31/2011              9.606              8.966 2
VISI 12  2.65%
                      12/31/2008              N/A              7.081 0
                      12/31/2009              7.081              8.725 0
                      12/31/2010              8.725              9.331 0
                      12/31/2011              9.331              8.683 0
VISI 13  1.95%
                      12/31/2009              N/A              9.271 3
                      12/31/2010              9.271              9.986 4
                      12/31/2011              9.986              9.357 4

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 14  2.80%
                      12/31/2009              N/A              8.612 0
                      12/31/2010              8.612              9.197 0
                      12/31/2011              9.197              8.545 0
VISI 2  1.70%
                      12/31/2007              N/A              12.140 0
                      12/31/2008              12.140              7.616 0
                      12/31/2009              7.616              9.475 0
                      12/31/2010              9.475              10.230 7
                      12/31/2011              10.230              9.610 11
VISI 3  2.10%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              7.386 19
                      12/31/2009              7.386              9.151 43
                      12/31/2010              9.151              9.842 44
                      12/31/2011              9.842              9.208 45
VISI 4  2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 1
                      12/31/2009              7.218              8.916 1
                      12/31/2010              8.916              9.560 1
                      12/31/2011              9.560              8.918 1
VISI 5  2.25%
                      12/31/2007              N/A              11.703 0
                      12/31/2008              11.703              7.301 7
                      12/31/2009              7.301              9.033 10
                      12/31/2010              9.033              9.700 10
                      12/31/2011              9.700              9.062 11
VISI 6  2.55%
                      12/31/2007              N/A              11.471 0
                      12/31/2008              11.471              7.135 0
                      12/31/2009              7.135              8.801 0
                      12/31/2010              8.801              9.422 0
                      12/31/2011              9.422              8.776 0
VISI 7  1.80%
                      12/31/2008              N/A              7.558 5
                      12/31/2009              7.558              9.393 17
                      12/31/2010              9.393              10.132 16
                      12/31/2011              10.132              9.508 16
VISI 9  2.20%
                      12/31/2008              N/A              7.190 0
                      12/31/2009              7.190              8.900 0
                      12/31/2010              8.900              9.562 0
                      12/31/2011              9.562              8.937 0
VISL 1  1.65%
                      12/31/2007              N/A              12.181 0
                      12/31/2008              12.181              7.646 0
                      12/31/2009              7.646              9.516 2
                      12/31/2010              9.516              10.280 18
                      12/31/2011              10.280              9.661 21
VISL 10  2.75%
                      12/31/2008              N/A              7.026 0
                      12/31/2009              7.026              8.649 0
                      12/31/2010              8.649              9.242 0
                      12/31/2011              9.242              8.591 0
VISL 11  2.60%
                      12/31/2008              N/A              7.108 0
                      12/31/2009              7.108              8.763 0
                      12/31/2010              8.763              9.377 0
                      12/31/2011              9.377              8.730 0
VISL 12  2.90%
                      12/31/2008              N/A              6.946 0
                      12/31/2009              6.946              8.538 0
                      12/31/2010              8.538              9.108 0
                      12/31/2011              9.108              8.455 0
VISL 13  2.20%
                      12/31/2009              N/A              8.900 0
                      12/31/2010              8.900              9.562 0
                      12/31/2011              9.562              8.937 0
VISL 14  3.05%
                      12/31/2009              N/A              8.267 0
                      12/31/2010              8.267              8.806 0
                      12/31/2011              8.806              8.162 0
VISL 2  1.95%
                      12/31/2007              N/A              11.939 0
                      12/31/2008              11.939              7.472 1
                      12/31/2009              7.472              9.271 2
                      12/31/2010              9.271              9.986 3
                      12/31/2011              9.986              9.357 3
VISL 3  2.35%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              7.246 3
                      12/31/2009              7.246              8.955 4
                      12/31/2010              8.955              9.606 5
                      12/31/2011              9.606              8.966 4
VISL 4  2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 0
                      12/31/2009              7.081              8.725 0
                      12/31/2010              8.725              9.331 0
                      12/31/2011              9.331              8.683 0
VISL 5  2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 2
                      12/31/2009              7.163              8.839 3
                      12/31/2010              8.839              9.468 3
                      12/31/2011              9.468              8.823 3
VISL 6  2.80%
                      12/31/2007              N/A              11.281 0
                      12/31/2008              11.281              7.000 0
                      12/31/2009              7.000              8.612 0
                      12/31/2010              8.612              9.197 0
                      12/31/2011              9.197              8.545 0
VISL 7  2.05%
                      12/31/2008              N/A              7.414 0
                      12/31/2009              7.414              9.191 1
                      12/31/2010              9.191              9.889 1
                      12/31/2011              9.889              9.258 1
VISL 9  2.45%
                      12/31/2008              N/A              7.190 0
                      12/31/2009              7.190              8.878 1
                      12/31/2010              8.878              9.514 1
                      12/31/2011              9.514              8.871 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Federated Clover Small Value Fund
VISB 1  1.90%
                      12/31/2007              N/A              17.081 0
                      12/31/2008              17.081              11.106 3
                      12/31/2009              11.106              14.233 7
                      12/31/2010              14.233              17.751 12
                      12/31/2011              17.751              16.735 15
VISB 10  3.00%
                      12/31/2008              N/A              10.434 1
                      12/31/2009              10.434              13.225 1
                      12/31/2010              13.225              16.313 1
                      12/31/2011              16.313              15.212 1
VISB 11  2.85%
                      12/31/2008              N/A              10.523 0
                      12/31/2009              10.523              13.358 2
                      12/31/2010              13.358              16.502 0
                      12/31/2011              16.502              15.411 0
VISB 12  3.15%
                      12/31/2008              N/A              10.345 0
                      12/31/2009              10.345              13.093 0
                      12/31/2010              13.093              16.127 0
                      12/31/2011              16.127              15.015 0
VISB 13  3.30%
                      12/31/2009              N/A              12.963 0
                      12/31/2010              12.963              15.942 0
                      12/31/2011              15.942              14.821 0
VISB 14  2.45%
                      12/31/2009              N/A              13.720 5
                      12/31/2010              13.720              17.017 5
                      12/31/2011              17.017              15.955 3
VISB 3  2.60%
                      12/31/2007              N/A              16.532 0
                      12/31/2008              16.532              10.673 12
                      12/31/2009              10.673              13.583 4
                      12/31/2010              13.583              16.822 4
                      12/31/2011              16.822              15.749 4
VISB 4  2.90%
                      12/31/2007              N/A              16.088 0
                      12/31/2008              16.088              10.356 2
                      12/31/2009              10.356              13.139 2
                      12/31/2010              13.139              16.224 4
                      12/31/2011              16.224              15.143 3
VISB 5  2.75%
                      12/31/2007              N/A              16.416 0
                      12/31/2008              16.416              10.583 0
                      12/31/2009              10.583              13.448 1
                      12/31/2010              13.448              16.630 1
                      12/31/2011              16.630              15.545 1
VISB 6  3.05%
                      12/31/2007              N/A              15.975 0
                      12/31/2008              15.975              10.268 1
                      12/31/2009              10.268              13.008 0
                      12/31/2010              13.008              16.038 3
                      12/31/2011              16.038              14.947 3
VISB 7  2.30%
                      12/31/2008              N/A              10.857 7
                      12/31/2009              10.857              13.858 5
                      12/31/2010              13.858              17.214 4
                      12/31/2011              17.214              16.164 4
VISB 9  2.70%
                      12/31/2008              N/A              10.613 0
                      12/31/2009              10.613              13.493 1
                      12/31/2010              13.493              16.693 0
                      12/31/2011              16.693              15.613 0
VISC 1  2.45%
                      12/31/2008              N/A              10.765 2
                      12/31/2009              10.765              13.720 2
                      12/31/2010              13.720              17.017 1
                      12/31/2011              17.017              15.955 1
VISC 10  3.00%
                      12/31/2008              N/A              10.434 0
                      12/31/2009              10.434              13.225 0
                      12/31/2010              13.225              16.313 0
                      12/31/2011              16.313              15.212 0
VISC 11  2.30%
                      12/31/2009              N/A              13.858 0
                      12/31/2010              13.858              17.214 0
                      12/31/2011              17.214              16.164 0
VISC 12  3.15%
                      12/31/2009              N/A              13.093 0
                      12/31/2010              13.093              16.127 0
                      12/31/2011              16.127              15.015 0
VISC 14  1.75%
                      12/31/2009              N/A              14.365 0
                      12/31/2010              14.365              17.942 0
                      12/31/2011              17.942              16.941 0
VISC 15  2.05%
                      12/31/2009              N/A              14.091 0
                      12/31/2010              14.091              17.548 0
                      12/31/2011              17.548              16.519 0
VISC 2  2.75%
                      12/31/2008              N/A              10.583 0
                      12/31/2009              10.583              13.448 0
                      12/31/2010              13.448              16.629 0
                      12/31/2011              16.629              15.545 0
VISC 3  2.60%
                      12/31/2008              N/A              10.673 0
                      12/31/2009              10.673              13.583 0
                      12/31/2010              13.583              16.822 0
                      12/31/2011              16.822              15.749 0
VISC 4  2.90%
                      12/31/2008              N/A              10.493 0
                      12/31/2009              10.493              13.314 0
                      12/31/2010              13.314              16.439 0
                      12/31/2011              16.439              15.344 0
VISC 5  2.15%
                      12/31/2008              N/A              10.950 0
                      12/31/2009              10.950              13.998 0
                      12/31/2010              13.998              17.413 0
                      12/31/2011              17.413              16.376 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7  2.55%
                      12/31/2008              N/A              10.704 0
                      12/31/2009              10.704              13.629 0
                      12/31/2010              13.629              16.887 0
                      12/31/2011              16.887              15.817 0
VISC 8  2.85%
                      12/31/2008              N/A              10.523 0
                      12/31/2009              10.523              13.358 0
                      12/31/2010              13.358              16.502 0
                      12/31/2011              16.502              15.411 0
VISC 9  2.70%
                      12/31/2008              N/A              10.613 0
                      12/31/2009              10.613              13.493 0
                      12/31/2010              13.493              16.693 0
                      12/31/2011              16.693              15.613 0
VISI 10  2.50%
                      12/31/2008              N/A              10.734 1
                      12/31/2009              10.734              13.674 0
                      12/31/2010              13.674              16.952 1
                      12/31/2011              16.952              15.886 1
VISI 11  2.35%
                      12/31/2008              N/A              10.826 1
                      12/31/2009              10.826              13.812 1
                      12/31/2010              13.812              17.148 1
                      12/31/2011              17.148              16.094 1
VISI 12  2.65%
                      12/31/2008              N/A              10.643 0
                      12/31/2009              10.643              13.538 0
                      12/31/2010              13.538              16.758 0
                      12/31/2011              16.758              15.681 0
VISI 13  1.95%
                      12/31/2009              N/A              14.186 14
                      12/31/2010              14.186              17.683 14
                      12/31/2011              17.683              16.662 14
VISI 14  2.80%
                      12/31/2009              N/A              13.403 0
                      12/31/2010              13.403              16.566 0
                      12/31/2011              16.566              15.478 0
VISI 2  1.70%
                      12/31/2007              N/A              17.242 1
                      12/31/2008              17.242              11.233 2
                      12/31/2009              11.233              14.425 3
                      12/31/2010              14.425              18.026 3
                      12/31/2011              18.026              17.028 6
VISI 3  2.10%
                      12/31/2007              N/A              16.923 0
                      12/31/2008              16.923              10.981 17
                      12/31/2009              10.981              14.044 28
                      12/31/2010              14.044              17.480 25
                      12/31/2011              17.480              16.447 25
VISI 4  2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 5
                      12/31/2009              10.795              13.766 6
                      12/31/2010              13.766              17.082 5
                      12/31/2011              17.082              16.025 5
VISI 5  2.25%
                      12/31/2007              N/A              16.804 0
                      12/31/2008              16.804              10.888 6
                      12/31/2009              10.888              13.904 8
                      12/31/2010              13.904              17.280 8
                      12/31/2011              17.280              16.234 8
VISI 6  2.55%
                      12/31/2007              N/A              16.570 0
                      12/31/2008              16.570              10.704 1
                      12/31/2009              10.704              13.629 1
                      12/31/2010              13.629              16.887 1
                      12/31/2011              16.887              15.817 1
VISI 7  1.80%
                      12/31/2008              N/A              11.169 29
                      12/31/2009              11.169              14.329 41
                      12/31/2010              14.329              17.888 40
                      12/31/2011              17.888              16.881 38
VISI 9  2.20%
                      12/31/2008              N/A              10.775 0
                      12/31/2009              10.775              13.768 3
                      12/31/2010              13.768              17.119 2
                      12/31/2011              17.119              16.091 2
VISL 1  1.65%
                      12/31/2007              N/A              17.282 1
                      12/31/2008              17.282              11.265 5
                      12/31/2009              11.265              14.473 5
                      12/31/2010              14.473              18.095 9
                      12/31/2011              18.095              17.102 10
VISL 10  2.75%
                      12/31/2008              N/A              10.583 0
                      12/31/2009              10.583              13.448 0
                      12/31/2010              13.448              16.629 0
                      12/31/2011              16.629              15.545 0
VISL 11  2.60%
                      12/31/2008              N/A              10.673 0
                      12/31/2009              10.673              13.583 0
                      12/31/2010              13.583              16.822 0
                      12/31/2011              16.822              15.749 0
VISL 12  2.90%
                      12/31/2008              N/A              10.493 1
                      12/31/2009              10.493              13.314 1
                      12/31/2010              13.314              16.439 1
                      12/31/2011              16.439              15.344 1
VISL 13  2.20%
                      12/31/2009              N/A              13.768 0
                      12/31/2010              13.768              17.119 0
                      12/31/2011              17.119              16.091 0
VISL 14  3.05%
                      12/31/2009              N/A              13.008 0
                      12/31/2010              13.008              16.038 0
                      12/31/2011              16.038              14.947 0
VISL 2  1.95%
                      12/31/2007              N/A              17.042 0
                      12/31/2008              17.042              11.075 2
                      12/31/2009              11.075              14.186 2
                      12/31/2010              14.186              17.683 1
                      12/31/2011              17.683              16.662 7

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              16.726 0
                      12/31/2008              16.726              10.826 3
                      12/31/2009              10.826              13.812 4
                      12/31/2010              13.812              17.148 3
                      12/31/2011              17.148              16.094 3
VISL 4  2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 3
                      12/31/2009              10.643              13.538 5
                      12/31/2010              13.538              16.758 5
                      12/31/2011              16.758              15.681 5
VISL 5  2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 2
                      12/31/2009              10.734              13.674 2
                      12/31/2010              13.674              16.952 2
                      12/31/2011              16.952              15.886 2
VISL 6  2.80%
                      12/31/2007              N/A              16.378 0
                      12/31/2008              16.378              10.553 1
                      12/31/2009              10.553              13.403 2
                      12/31/2010              13.403              16.566 2
                      12/31/2011              16.566              15.478 1
VISL 7  2.05%
                      12/31/2008              N/A              11.012 1
                      12/31/2009              11.012              14.091 3
                      12/31/2010              14.091              17.548 2
                      12/31/2011              17.548              16.519 2
VISL 9  2.45%
                      12/31/2008              N/A              10.765 1
                      12/31/2009              10.765              13.720 3
                      12/31/2010              13.720              17.017 3
                      12/31/2011              17.017              15.955 2
AZL Franklin Templeton Founding Strategy Plus Fund
VISB 1  1.90%
                      12/31/2009              N/A              10.208 0
                      12/31/2010              10.208              11.020 68
                      12/31/2011              11.020              10.614 97
VISB 10  3.00%
                      12/31/2009              N/A              10.187 0
                      12/31/2010              10.187              10.876 2
                      12/31/2011              10.876              10.362 5
VISB 11  2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 0
                      12/31/2011              10.896              10.396 2
VISB 12  3.15%
                      12/31/2009              N/A              10.184 0
                      12/31/2010              10.184              10.857 0
                      12/31/2011              10.857              10.328 0
VISB 13  3.30%
                      12/31/2009              N/A              10.181 0
                      12/31/2010              10.181              10.837 0
                      12/31/2011              10.837              10.294 0
VISB 14  2.45%
                      12/31/2009              N/A              10.197 0
                      12/31/2010              10.197              10.948 0
                      12/31/2011              10.948              10.487 0
VISB 3  2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 25
                      12/31/2011              10.928              10.453 62
VISB 4  2.90%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.889 0
                      12/31/2011              10.889              10.385 0
VISB 5  2.75%
                      12/31/2009              N/A              10.191 0
                      12/31/2010              10.191              10.909 0
                      12/31/2011              10.909              10.419 5
VISB 6  3.05%
                      12/31/2009              N/A              10.186 0
                      12/31/2010              10.186              10.870 0
                      12/31/2011              10.870              10.350 0
VISB 7  2.30%
                      12/31/2009              N/A              10.200 0
                      12/31/2010              10.200              10.967 0
                      12/31/2011              10.967              10.522 0
VISB 9  2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 0
                      12/31/2011              10.915              10.430 0
VISC 1  2.45%
                      12/31/2009              N/A              10.197 0
                      12/31/2010              10.197              10.948 0
                      12/31/2011              10.948              10.487 1
VISC 10  3.00%
                      12/31/2009              N/A              10.187 0
                      12/31/2010              10.187              10.876 0
                      12/31/2011              10.876              10.362 0
VISC 11  2.30%
                      12/31/2009              N/A              10.200 0
                      12/31/2010              10.200              10.967 0
                      12/31/2011              10.967              10.522 0
VISC 12  3.15%
                      12/31/2009              N/A              10.184 0
                      12/31/2010              10.184              10.857 0
                      12/31/2011              10.857              10.328 0
VISC 14  1.75%
                      12/31/2009              N/A              10.211 0
                      12/31/2010              10.211              11.039 6
                      12/31/2011              11.039              10.649 8
VISC 15  2.05%
                      12/31/2009              N/A              10.205 0
                      12/31/2010              10.205              11.000 8
                      12/31/2011              11.000              10.580 11
VISC 2  2.75%
                      12/31/2009              N/A              10.191 0
                      12/31/2010              10.191              10.909 0
                      12/31/2011              10.909              10.419 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3  2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 0
                      12/31/2011              10.928              10.453 0
VISC 4  2.90%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.889 0
                      12/31/2011              10.889              10.385 0
VISC 5  2.15%
                      12/31/2009              N/A              10.203 0
                      12/31/2010              10.203              10.987 0
                      12/31/2011              10.987              10.556 0
VISC 7  2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 0
                      12/31/2011              10.935              10.464 0
VISC 8  2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 3
                      12/31/2011              10.896              10.396 11
VISC 9  2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 0
                      12/31/2011              10.915              10.430 0
VISI 10  2.50%
                      12/31/2009              N/A              10.196 0
                      12/31/2010              10.196              10.941 0
                      12/31/2011              10.941              10.476 0
VISI 11  2.35%
                      12/31/2009              N/A              10.199 0
                      12/31/2010              10.199              10.961 2
                      12/31/2011              10.961              10.510 2
VISI 12  2.65%
                      12/31/2009              N/A              10.193 0
                      12/31/2010              10.193              10.922 0
                      12/31/2011              10.922              10.442 1
VISI 13  1.95%
                      12/31/2009              N/A              10.207 0
                      12/31/2010              10.207              11.013 0
                      12/31/2011              11.013              10.603 0
VISI 14  2.80%
                      12/31/2009              N/A              10.190 0
                      12/31/2010              10.190              10.902 0
                      12/31/2011              10.902              10.407 0
VISI 2  1.70%
                      12/31/2009              N/A              10.212 22
                      12/31/2010              10.212              11.046 135
                      12/31/2011              11.046              10.661 176
VISI 3  2.10%
                      12/31/2009              N/A              10.204 0
                      12/31/2010              10.204              10.993 5
                      12/31/2011              10.993              10.568 9
VISI 4  2.40%
                      12/31/2009              N/A              10.198 0
                      12/31/2010              10.198              10.954 1
                      12/31/2011              10.954              10.499 0
VISI 5  2.25%
                      12/31/2009              N/A              10.201 0
                      12/31/2010              10.201              10.974 2
                      12/31/2011              10.974              10.533 4
VISI 6  2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 0
                      12/31/2011              10.935              10.464 1
VISI 7  1.80%
                      12/31/2009              N/A              10.210 0
                      12/31/2010              10.210              11.033 4
                      12/31/2011              11.033              10.638 17
VISI 9  2.20%
                      12/31/2009              N/A              10.202 0
                      12/31/2010              10.202              10.980 0
                      12/31/2011              10.980              10.545 8
VISL 1  1.65%
                      12/31/2009              N/A              10.213 3
                      12/31/2010              10.213              11.052 211
                      12/31/2011              11.052              10.673 340
VISL 10  2.75%
                      12/31/2009              N/A              10.191 0
                      12/31/2010              10.191              10.909 0
                      12/31/2011              10.909              10.419 0
VISL 11  2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 0
                      12/31/2011              10.928              10.453 0
VISL 12  2.90%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.889 11
                      12/31/2011              10.889              10.385 12
VISL 13  2.20%
                      12/31/2009              N/A              10.202 0
                      12/31/2010              10.202              10.980 0
                      12/31/2011              10.980              10.545 0
VISL 14  3.05%
                      12/31/2009              N/A              10.186 0
                      12/31/2010              10.186              10.870 0
                      12/31/2011              10.870              10.350 0
VISL 2  1.95%
                      12/31/2009              N/A              10.207 9
                      12/31/2010              10.207              11.013 37
                      12/31/2011              11.013              10.603 67
VISL 3  2.35%
                      12/31/2009              N/A              10.199 0
                      12/31/2010              10.199              10.961 0
                      12/31/2011              10.961              10.510 0
VISL 4  2.65%
                      12/31/2009              N/A              10.193 0
                      12/31/2010              10.193              10.922 1
                      12/31/2011              10.922              10.442 6
VISL 5  2.50%
                      12/31/2009              N/A              10.196 0
                      12/31/2010              10.196              10.941 0
                      12/31/2011              10.941              10.476 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2009              N/A              10.190 0
                      12/31/2010              10.190              10.902 0
                      12/31/2011              10.902              10.407 3
VISL 7  2.05%
                      12/31/2009              N/A              10.205 0
                      12/31/2010              10.205              11.000 0
                      12/31/2011              11.000              10.580 0
VISL 9  2.45%
                      12/31/2009              N/A              10.197 0
                      12/31/2010              10.197              10.948 0
                      12/31/2011              10.948              10.487 0
AZL Fusion Balanced Fund
VISB 1  1.90%
                      12/31/2007              N/A              11.960 47
                      12/31/2008              11.960              8.514 95
                      12/31/2009              8.514              10.586 63
                      12/31/2010              10.586              11.536 308
                      12/31/2011              11.536              11.217 404
VISB 10  3.00%
                      12/31/2008              N/A              8.177 0
                      12/31/2009              8.177              10.056 0
                      12/31/2010              10.056              10.839 7
                      12/31/2011              10.839              10.424 3
VISB 11  2.85%
                      12/31/2008              N/A              8.222 0
                      12/31/2009              8.222              10.125 29
                      12/31/2010              10.125              10.930 30
                      12/31/2011              10.930              10.528 31
VISB 12  3.15%
                      12/31/2008              N/A              8.132 0
                      12/31/2009              8.132              9.985 8
                      12/31/2010              9.985              10.747 10
                      12/31/2011              10.747              10.320 8
VISB 13  3.30%
                      12/31/2009              N/A              9.916 0
                      12/31/2010              9.916              10.656 0
                      12/31/2011              10.656              10.218 0
VISB 14  2.45%
                      12/31/2009              N/A              10.317 35
                      12/31/2010              10.317              11.181 35
                      12/31/2011              11.181              10.813 41
VISB 3  2.60%
                      12/31/2007              N/A              11.739 0
                      12/31/2008              11.739              8.298 24
                      12/31/2009              8.298              10.245 88
                      12/31/2010              10.245              11.087 89
                      12/31/2011              11.087              10.705 92
VISB 4  2.90%
                      12/31/2007              N/A              11.562 0
                      12/31/2008              11.562              8.149 23
                      12/31/2009              8.149              10.030 26
                      12/31/2010              10.030              10.822 13
                      12/31/2011              10.822              10.419 14
VISB 5  2.75%
                      12/31/2007              N/A              11.692 0
                      12/31/2008              11.692              8.252 2
                      12/31/2009              8.252              10.173 5
                      12/31/2010              10.173              10.993 46
                      12/31/2011              10.993              10.599 42
VISB 6  3.05%
                      12/31/2007              N/A              11.516 0
                      12/31/2008              11.516              8.104 0
                      12/31/2009              8.104              9.960 0
                      12/31/2010              9.960              10.731 19
                      12/31/2011              10.731              10.315 11
VISB 7  2.30%
                      12/31/2008              N/A              8.390 25
                      12/31/2009              8.390              10.389 64
                      12/31/2010              10.389              11.277 62
                      12/31/2011              11.277              10.922 57
VISB 9  2.70%
                      12/31/2008              N/A              8.267 0
                      12/31/2009              8.267              10.197 0
                      12/31/2010              10.197              11.024 0
                      12/31/2011              11.024              10.634 0
VISC 1  2.45%
                      12/31/2008              N/A              8.344 0
                      12/31/2009              8.344              10.317 0
                      12/31/2010              10.317              11.181 0
                      12/31/2011              11.181              10.813 0
VISC 10  3.00%
                      12/31/2008              N/A              8.177 0
                      12/31/2009              8.177              10.056 0
                      12/31/2010              10.056              10.839 0
                      12/31/2011              10.839              10.424 0
VISC 11  2.30%
                      12/31/2009              N/A              10.389 1
                      12/31/2010              10.389              11.277 1
                      12/31/2011              11.277              10.922 2
VISC 12  3.15%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.747 0
                      12/31/2011              10.747              10.320 0
VISC 14  1.75%
                      12/31/2009              N/A              10.660 0
                      12/31/2010              10.660              11.635 9
                      12/31/2011              11.635              11.330 9
VISC 15  2.05%
                      12/31/2009              N/A              10.512 15
                      12/31/2010              10.512              11.439 26
                      12/31/2011              11.439              11.106 24
VISC 2  2.75%
                      12/31/2008              N/A              8.252 4
                      12/31/2009              8.252              10.173 5
                      12/31/2010              10.173              10.993 0
                      12/31/2011              10.993              10.599 0
VISC 3  2.60%
                      12/31/2008              N/A              8.298 0
                      12/31/2009              8.298              10.245 0
                      12/31/2010              10.245              11.087 0
                      12/31/2011              11.087              10.705 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              8.207 0
                      12/31/2009              8.207              10.102 0
                      12/31/2010              10.102              10.899 0
                      12/31/2011              10.899              10.493 0
VISC 5  2.15%
                      12/31/2008              N/A              8.437 0
                      12/31/2009              8.437              10.463 0
                      12/31/2010              10.463              11.374 0
                      12/31/2011              11.374              11.032 0
VISC 7  2.55%
                      12/31/2008              N/A              8.313 0
                      12/31/2009              8.313              10.269 0
                      12/31/2010              10.269              11.118 0
                      12/31/2011              11.118              10.741 0
VISC 8  2.85%
                      12/31/2008              N/A              8.222 6
                      12/31/2009              8.222              10.125 9
                      12/31/2010              10.125              10.930 11
                      12/31/2011              10.930              10.528 7
VISC 9  2.70%
                      12/31/2008              N/A              8.267 0
                      12/31/2009              8.267              10.197 0
                      12/31/2010              10.197              11.024 0
                      12/31/2011              11.024              10.634 0
VISI 10  2.50%
                      12/31/2008              N/A              8.328 0
                      12/31/2009              8.328              10.293 16
                      12/31/2010              10.293              11.150 47
                      12/31/2011              11.150              10.777 31
VISI 11  2.35%
                      12/31/2008              N/A              8.374 0
                      12/31/2009              8.374              10.365 30
                      12/31/2010              10.365              11.245 52
                      12/31/2011              11.245              10.886 40
VISI 12  2.65%
                      12/31/2008              N/A              8.283 0
                      12/31/2009              8.283              10.221 30
                      12/31/2010              10.221              11.055 19
                      12/31/2011              11.055              10.670 17
VISI 13  1.95%
                      12/31/2009              N/A              10.561 117
                      12/31/2010              10.561              11.503 132
                      12/31/2011              11.503              11.180 160
VISI 14  2.80%
                      12/31/2009              N/A              10.149 0
                      12/31/2010              10.149              10.961 0
                      12/31/2011              10.961              10.563 0
VISI 2  1.70%
                      12/31/2007              N/A              12.025 0
                      12/31/2008              12.025              8.577 1
                      12/31/2009              8.577              10.685 47
                      12/31/2010              10.685              11.668 140
                      12/31/2011              11.668              11.368 133
VISI 3  2.10%
                      12/31/2007              N/A              11.897 0
                      12/31/2008              11.897              8.452 133
                      12/31/2009              8.452              10.487 252
                      12/31/2010              10.487              11.406 272
                      12/31/2011              11.406              11.069 272
VISI 4  2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 10
                      12/31/2009              8.359              10.341 16
                      12/31/2010              10.341              11.213 23
                      12/31/2011              11.213              10.849 15
VISI 5  2.25%
                      12/31/2007              N/A              11.849 0
                      12/31/2008              11.849              8.405 6
                      12/31/2009              8.405              10.414 65
                      12/31/2010              10.414              11.309 73
                      12/31/2011              11.309              10.958 71
VISI 6  2.55%
                      12/31/2007              N/A              11.754 0
                      12/31/2008              11.754              8.313 1
                      12/31/2009              8.313              10.269 12
                      12/31/2010              10.269              11.118 12
                      12/31/2011              11.118              10.741 11
VISI 7  1.80%
                      12/31/2008              N/A              8.546 38
                      12/31/2009              8.546              10.635 73
                      12/31/2010              10.635              11.602 139
                      12/31/2011              11.602              11.293 134
VISI 9  2.20%
                      12/31/2008              N/A              8.361 0
                      12/31/2009              8.361              10.364 9
                      12/31/2010              10.364              11.261 9
                      12/31/2011              11.261              10.917 9
VISL 1  1.65%
                      12/31/2007              N/A              12.041 21
                      12/31/2008              12.041              8.593 44
                      12/31/2009              8.593              10.710 15
                      12/31/2010              10.710              11.701 488
                      12/31/2011              11.701              11.406 531
VISL 10  2.75%
                      12/31/2008              N/A              8.252 19
                      12/31/2009              8.252              10.173 21
                      12/31/2010              10.173              10.993 43
                      12/31/2011              10.993              10.599 42
VISL 11  2.60%
                      12/31/2008              N/A              8.298 0
                      12/31/2009              8.298              10.245 9
                      12/31/2010              10.245              11.087 9
                      12/31/2011              11.087              10.705 8
VISL 12  2.90%
                      12/31/2008              N/A              8.207 0
                      12/31/2009              8.207              10.102 17
                      12/31/2010              10.102              10.899 21
                      12/31/2011              10.899              10.493 24

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13  2.20%
                      12/31/2009              N/A              10.364 27
                      12/31/2010              10.364              11.261 26
                      12/31/2011              11.261              10.917 26
VISL 14  3.05%
                      12/31/2009              N/A              9.960 0
                      12/31/2010              9.960              10.731 0
                      12/31/2011              10.731              10.315 0
VISL 2  1.95%
                      12/31/2007              N/A              11.944 0
                      12/31/2008              11.944              8.499 0
                      12/31/2009              8.499              10.561 21
                      12/31/2010              10.561              11.503 116
                      12/31/2011              11.503              11.180 268
VISL 3  2.35%
                      12/31/2007              N/A              11.817 0
                      12/31/2008              11.817              8.374 60
                      12/31/2009              8.374              10.365 153
                      12/31/2010              10.365              11.245 148
                      12/31/2011              11.245              10.886 186
VISL 4  2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 5
                      12/31/2009              8.283              10.221 5
                      12/31/2010              10.221              11.055 9
                      12/31/2011              11.055              10.670 5
VISL 5  2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 10
                      12/31/2009              8.328              10.293 13
                      12/31/2010              10.293              11.150 15
                      12/31/2011              11.150              10.777 17
VISL 6  2.80%
                      12/31/2007              N/A              11.676 0
                      12/31/2008              11.676              8.237 1
                      12/31/2009              8.237              10.149 26
                      12/31/2010              10.149              10.961 37
                      12/31/2011              10.961              10.563 25
VISL 7  2.05%
                      12/31/2008              N/A              8.468 5
                      12/31/2009              8.468              10.512 17
                      12/31/2010              10.512              11.439 20
                      12/31/2011              11.439              11.106 21
VISL 9  2.45%
                      12/31/2008              N/A              8.344 11
                      12/31/2009              8.344              10.317 12
                      12/31/2010              10.317              11.181 41
                      12/31/2011              11.181              10.813 41
AZL Fusion Conservative Fund
VISB 1  1.90%
                      12/31/2009              N/A              10.144 5
                      12/31/2010              10.144              11.044 93
                      12/31/2011              11.044              10.907 114
VISB 10  3.00%
                      12/31/2009              N/A              10.123 0
                      12/31/2010              10.123              10.901 0
                      12/31/2011              10.901              10.647 0
VISB 11  2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 0
                      12/31/2011              10.920              10.682 0
VISB 12  3.15%
                      12/31/2009              N/A              10.120 0
                      12/31/2010              10.120              10.881 0
                      12/31/2011              10.881              10.612 0
VISB 13  3.30%
                      12/31/2009              N/A              10.117 0
                      12/31/2010              10.117              10.862 0
                      12/31/2011              10.862              10.578 0
VISB 14  2.45%
                      12/31/2009              N/A              10.133 0
                      12/31/2010              10.133              10.972 0
                      12/31/2011              10.972              10.776 0
VISB 3  2.60%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.953 3
                      12/31/2011              10.953              10.741 25
VISB 4  2.90%
                      12/31/2009              N/A              10.125 0
                      12/31/2010              10.125              10.914 5
                      12/31/2011              10.914              10.671 0
VISB 5  2.75%
                      12/31/2009              N/A              10.128 0
                      12/31/2010              10.128              10.933 0
                      12/31/2011              10.933              10.706 0
VISB 6  3.05%
                      12/31/2009              N/A              10.122 0
                      12/31/2010              10.122              10.894 0
                      12/31/2011              10.894              10.636 0
VISB 7  2.30%
                      12/31/2009              N/A              10.136 0
                      12/31/2010              10.136              10.992 0
                      12/31/2011              10.992              10.812 0
VISB 9  2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 0
                      12/31/2011              10.940              10.717 0
VISC 1  2.45%
                      12/31/2009              N/A              10.133 0
                      12/31/2010              10.133              10.972 0
                      12/31/2011              10.972              10.776 0
VISC 10  3.00%
                      12/31/2009              N/A              10.123 0
                      12/31/2010              10.123              10.901 0
                      12/31/2011              10.901              10.647 0
VISC 11  2.30%
                      12/31/2009              N/A              10.136 0
                      12/31/2010              10.136              10.992 0
                      12/31/2011              10.992              10.812 0
VISC 12  3.15%
                      12/31/2009              N/A              10.120 0
                      12/31/2010              10.120              10.881 0
                      12/31/2011              10.881              10.612 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 14  1.75%
                      12/31/2009              N/A              10.147 0
                      12/31/2010              10.147              11.064 10
                      12/31/2011              11.064              10.943 10
VISC 15  2.05%
                      12/31/2009              N/A              10.141 0
                      12/31/2010              10.141              11.025 0
                      12/31/2011              11.025              10.871 3
VISC 2  2.75%
                      12/31/2009              N/A              10.128 0
                      12/31/2010              10.128              10.933 0
                      12/31/2011              10.933              10.706 0
VISC 3  2.60%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.953 0
                      12/31/2011              10.953              10.741 0
VISC 4  2.90%
                      12/31/2009              N/A              10.125 0
                      12/31/2010              10.125              10.914 0
                      12/31/2011              10.914              10.671 0
VISC 5  2.15%
                      12/31/2009              N/A              10.139 0
                      12/31/2010              10.139              11.012 0
                      12/31/2011              11.012              10.847 0
VISC 7  2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 0
                      12/31/2011              10.959              10.753 0
VISC 8  2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 0
                      12/31/2011              10.920              10.682 0
VISC 9  2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 0
                      12/31/2011              10.940              10.717 0
VISI 10  2.50%
                      12/31/2009              N/A              10.132 0
                      12/31/2010              10.132              10.966 0
                      12/31/2011              10.966              10.764 0
VISI 11  2.35%
                      12/31/2009              N/A              10.135 0
                      12/31/2010              10.135              10.985 2
                      12/31/2011              10.985              10.800 2
VISI 12  2.65%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.946 0
                      12/31/2011              10.946              10.729 0
VISI 13  1.95%
                      12/31/2009              N/A              10.143 0
                      12/31/2010              10.143              11.038 0
                      12/31/2011              11.038              10.895 0
VISI 14  2.80%
                      12/31/2009              N/A              10.127 0
                      12/31/2010              10.127              10.927 0
                      12/31/2011              10.927              10.694 0
VISI 2  1.70%
                      12/31/2009              N/A              10.148 0
                      12/31/2010              10.148              11.071 26
                      12/31/2011              11.071              10.955 39
VISI 3  2.10%
                      12/31/2009              N/A              10.140 0
                      12/31/2010              10.140              11.018 2
                      12/31/2011              11.018              10.859 0
VISI 4  2.40%
                      12/31/2009              N/A              10.134 0
                      12/31/2010              10.134              10.979 0
                      12/31/2011              10.979              10.788 0
VISI 5  2.25%
                      12/31/2009              N/A              10.137 0
                      12/31/2010              10.137              10.999 1
                      12/31/2011              10.999              10.824 1
VISI 6  2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 0
                      12/31/2011              10.959              10.753 0
VISI 7  1.80%
                      12/31/2009              N/A              10.146 0
                      12/31/2010              10.146              11.058 0
                      12/31/2011              11.058              10.931 0
VISI 9  2.20%
                      12/31/2009              N/A              10.138 0
                      12/31/2010              10.138              11.005 0
                      12/31/2011              11.005              10.835 0
VISL 1  1.65%
                      12/31/2009              N/A              10.149 1
                      12/31/2010              10.149              11.077 84
                      12/31/2011              11.077              10.967 118
VISL 10  2.75%
                      12/31/2009              N/A              10.128 0
                      12/31/2010              10.128              10.933 0
                      12/31/2011              10.933              10.706 0
VISL 11  2.60%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.953 6
                      12/31/2011              10.953              10.741 3
VISL 12  2.90%
                      12/31/2009              N/A              10.125 4
                      12/31/2010              10.125              10.914 0
                      12/31/2011              10.914              10.671 0
VISL 13  2.20%
                      12/31/2009              N/A              10.138 0
                      12/31/2010              10.138              11.005 3
                      12/31/2011              11.005              10.835 1
VISL 14  3.05%
                      12/31/2009              N/A              10.122 0
                      12/31/2010              10.122              10.894 0
                      12/31/2011              10.894              10.636 0
VISL 2  1.95%
                      12/31/2009              N/A              10.143 0
                      12/31/2010              10.143              11.038 7
                      12/31/2011              11.038              10.895 20

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2009              N/A              10.135 0
                      12/31/2010              10.135              10.985 0
                      12/31/2011              10.985              10.800 0
VISL 4  2.65%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.946 0
                      12/31/2011              10.946              10.729 0
VISL 5  2.50%
                      12/31/2009              N/A              10.132 0
                      12/31/2010              10.132              10.966 0
                      12/31/2011              10.966              10.764 6
VISL 6  2.80%
                      12/31/2009              N/A              10.127 0
                      12/31/2010              10.127              10.927 0
                      12/31/2011              10.927              10.694 0
VISL 7  2.05%
                      12/31/2009              N/A              10.141 0
                      12/31/2010              10.141              11.025 0
                      12/31/2011              11.025              10.871 0
VISL 9  2.45%
                      12/31/2009              N/A              10.133 0
                      12/31/2010              10.133              10.972 0
                      12/31/2011              10.972              10.776 0
AZL Fusion Growth Fund
VISB 1  1.90%
                      12/31/2007              N/A              12.643 17
                      12/31/2008              12.643              7.574 29
                      12/31/2009              7.574              9.825 11
                      12/31/2010              9.825              10.884 15
                      12/31/2011              10.884              10.206 7
VISB 10  3.00%
                      12/31/2008              N/A              7.275 17
                      12/31/2009              7.275              9.333 17
                      12/31/2010              9.333              10.226 20
                      12/31/2011              10.226              9.485 20
VISB 11  2.85%
                      12/31/2008              N/A              7.314 0
                      12/31/2009              7.314              9.398 1
                      12/31/2010              9.398              10.312 1
                      12/31/2011              10.312              9.579 1
VISB 12  3.15%
                      12/31/2008              N/A              7.235 0
                      12/31/2009              7.235              9.268 0
                      12/31/2010              9.268              10.139 0
                      12/31/2011              10.139              9.390 0
VISB 13  3.30%
                      12/31/2009              N/A              9.203 0
                      12/31/2010              9.203              10.053 0
                      12/31/2011              10.053              9.297 0
VISB 14  2.45%
                      12/31/2009              N/A              9.575 1
                      12/31/2010              9.575              10.549 1
                      12/31/2011              10.549              9.838 1
VISB 3  2.60%
                      12/31/2007              N/A              12.408 0
                      12/31/2008              12.408              7.382 15
                      12/31/2009              7.382              9.508 46
                      12/31/2010              9.508              10.460 49
                      12/31/2011              10.460              9.740 50
VISB 4  2.90%
                      12/31/2007              N/A              12.222 0
                      12/31/2008              12.222              7.249 59
                      12/31/2009              7.249              9.309 66
                      12/31/2010              9.309              10.210 19
                      12/31/2011              10.210              9.480 15
VISB 5  2.75%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.341 9
                      12/31/2009              7.341              9.442 26
                      12/31/2010              9.442              10.371 25
                      12/31/2011              10.371              9.643 24
VISB 6  3.05%
                      12/31/2007              N/A              12.173 0
                      12/31/2008              12.173              7.209 6
                      12/31/2009              7.209              9.244 17
                      12/31/2010              9.244              10.124 13
                      12/31/2011              10.124              9.385 16
VISB 7  2.30%
                      12/31/2008              N/A              7.464 1
                      12/31/2009              7.464              9.642 1
                      12/31/2010              9.642              10.639 1
                      12/31/2011              10.639              9.937 1
VISB 9  2.70%
                      12/31/2008              N/A              7.355 0
                      12/31/2009              7.355              9.464 19
                      12/31/2010              9.464              10.400 31
                      12/31/2011              10.400              9.676 41
VISC 1  2.45%
                      12/31/2008              N/A              7.423 45
                      12/31/2009              7.423              9.575 43
                      12/31/2010              9.575              10.549 42
                      12/31/2011              10.549              9.838 40
VISC 10  3.00%
                      12/31/2008              N/A              7.275 0
                      12/31/2009              7.275              9.333 0
                      12/31/2010              9.333              10.226 0
                      12/31/2011              10.226              9.485 0
VISC 11  2.30%
                      12/31/2009              N/A              9.642 0
                      12/31/2010              9.642              10.639 0
                      12/31/2011              10.639              9.937 0
VISC 12  3.15%
                      12/31/2009              N/A              9.268 0
                      12/31/2010              9.268              10.139 0
                      12/31/2011              10.139              9.390 0
VISC 14  1.75%
                      12/31/2009              N/A              9.894 0
                      12/31/2010              9.894              10.977 0
                      12/31/2011              10.977              10.309 2

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 15  2.05%
                      12/31/2009              N/A              9.756 0
                      12/31/2010              9.756              10.792 0
                      12/31/2011              10.792              10.105 0
VISC 2  2.75%
                      12/31/2008              N/A              7.341 0
                      12/31/2009              7.341              9.442 0
                      12/31/2010              9.442              10.371 0
                      12/31/2011              10.371              9.643 0
VISC 3  2.60%
                      12/31/2008              N/A              7.382 0
                      12/31/2009              7.382              9.508 0
                      12/31/2010              9.508              10.459 0
                      12/31/2011              10.459              9.740 0
VISC 4  2.90%
                      12/31/2008              N/A              7.301 0
                      12/31/2009              7.301              9.376 0
                      12/31/2010              9.376              10.283 0
                      12/31/2011              10.283              9.547 0
VISC 5  2.15%
                      12/31/2008              N/A              7.505 0
                      12/31/2009              7.505              9.711 0
                      12/31/2010              9.711              10.731 0
                      12/31/2011              10.731              10.038 0
VISC 7  2.55%
                      12/31/2008              N/A              7.395 18
                      12/31/2009              7.395              9.530 20
                      12/31/2010              9.530              10.489 20
                      12/31/2011              10.489              9.773 20
VISC 8  2.85%
                      12/31/2008              N/A              7.314 0
                      12/31/2009              7.314              9.398 0
                      12/31/2010              9.398              10.312 0
                      12/31/2011              10.312              9.579 0
VISC 9  2.70%
                      12/31/2008              N/A              7.355 0
                      12/31/2009              7.355              9.464 0
                      12/31/2010              9.464              10.400 0
                      12/31/2011              10.400              9.676 0
VISI 10  2.50%
                      12/31/2008              N/A              7.409 1
                      12/31/2009              7.409              9.553 0
                      12/31/2010              9.553              10.519 1
                      12/31/2011              10.519              9.806 0
VISI 11  2.35%
                      12/31/2008              N/A              7.450 0
                      12/31/2009              7.450              9.620 4
                      12/31/2010              9.620              10.609 4
                      12/31/2011              10.609              9.904 4
VISI 12  2.65%
                      12/31/2008              N/A              7.368 0
                      12/31/2009              7.368              9.486 0
                      12/31/2010              9.486              10.430 0
                      12/31/2011              10.430              9.708 0
VISI 13  1.95%
                      12/31/2009              N/A              9.802 30
                      12/31/2010              9.802              10.853 31
                      12/31/2011              10.853              10.172 30
VISI 14  2.80%
                      12/31/2009              N/A              9.420 0
                      12/31/2010              9.420              10.341 0
                      12/31/2011              10.341              9.611 0
VISI 2  1.70%
                      12/31/2007              N/A              12.711 3
                      12/31/2008              12.711              7.630 25
                      12/31/2009              7.630              9.917 61
                      12/31/2010              9.917              11.008 41
                      12/31/2011              11.008              10.343 45
VISI 3  2.10%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              7.519 71
                      12/31/2009              7.519              9.733 100
                      12/31/2010              9.733              10.761 138
                      12/31/2011              10.761              10.071 128
VISI 4  2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 56
                      12/31/2009              7.436              9.597 62
                      12/31/2010              9.597              10.579 70
                      12/31/2011              10.579              9.871 70
VISI 5  2.25%
                      12/31/2007              N/A              12.525 0
                      12/31/2008              12.525              7.477 11
                      12/31/2009              7.477              9.665 16
                      12/31/2010              9.665              10.669 11
                      12/31/2011              10.669              9.971 9
VISI 6  2.55%
                      12/31/2007              N/A              12.425 0
                      12/31/2008              12.425              7.395 0
                      12/31/2009              7.395              9.530 4
                      12/31/2010              9.530              10.489 5
                      12/31/2011              10.489              9.773 5
VISI 7  1.80%
                      12/31/2008              N/A              7.602 17
                      12/31/2009              7.602              9.871 36
                      12/31/2010              9.871              10.946 35
                      12/31/2011              10.946              10.275 34
VISI 9  2.20%
                      12/31/2008              N/A              7.438 2
                      12/31/2009              7.438              9.619 2
                      12/31/2010              9.619              10.624 3
                      12/31/2011              10.624              9.933 3
VISL 1  1.65%
                      12/31/2007              N/A              12.728 6
                      12/31/2008              12.728              7.644 78
                      12/31/2009              7.644              9.940 62
                      12/31/2010              9.940              11.039 16
                      12/31/2011              11.039              10.378 20
VISL 10  2.75%
                      12/31/2008              N/A              7.341 0
                      12/31/2009              7.341              9.442 0
                      12/31/2010              9.442              10.371 0
                      12/31/2011              10.371              9.643 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 11  2.60%
                      12/31/2008              N/A              7.382 0
                      12/31/2009              7.382              9.508 0
                      12/31/2010              9.508              10.459 0
                      12/31/2011              10.459              9.740 0
VISL 12  2.90%
                      12/31/2008              N/A              7.301 2
                      12/31/2009              7.301              9.376 2
                      12/31/2010              9.376              10.283 2
                      12/31/2011              10.283              9.547 2
VISL 13  2.20%
                      12/31/2009              N/A              9.619 6
                      12/31/2010              9.619              10.624 2
                      12/31/2011              10.624              9.933 1
VISL 14  3.05%
                      12/31/2009              N/A              9.244 0
                      12/31/2010              9.244              10.124 0
                      12/31/2011              10.124              9.385 0
VISL 2  1.95%
                      12/31/2007              N/A              12.626 8
                      12/31/2008              12.626              7.560 75
                      12/31/2009              7.560              9.802 74
                      12/31/2010              9.802              10.853 19
                      12/31/2011              10.853              10.172 19
VISL 3  2.35%
                      12/31/2007              N/A              12.492 0
                      12/31/2008              12.492              7.450 57
                      12/31/2009              7.450              9.620 79
                      12/31/2010              9.620              10.609 125
                      12/31/2011              10.609              9.904 121
VISL 4  2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 17
                      12/31/2009              7.368              9.486 14
                      12/31/2010              9.486              10.430 26
                      12/31/2011              10.430              9.708 26
VISL 5  2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 21
                      12/31/2009              7.409              9.553 34
                      12/31/2010              9.553              10.519 32
                      12/31/2011              10.519              9.806 102
VISL 6  2.80%
                      12/31/2007              N/A              12.342 0
                      12/31/2008              12.342              7.328 12
                      12/31/2009              7.328              9.420 14
                      12/31/2010              9.420              10.341 54
                      12/31/2011              10.341              9.611 49
VISL 7  2.05%
                      12/31/2008              N/A              7.533 1
                      12/31/2009              7.533              9.756 3
                      12/31/2010              9.756              10.792 3
                      12/31/2011              10.792              10.105 2
VISL 9  2.45%
                      12/31/2008              N/A              7.423 0
                      12/31/2009              7.423              9.575 16
                      12/31/2010              9.575              10.549 16
                      12/31/2011              10.549              9.838 16
AZL Fusion Moderate Fund
VISB 1  1.90%
                      12/31/2007              N/A              12.231 27
                      12/31/2008              12.231              8.070 40
                      12/31/2009              8.070              10.247 54
                      12/31/2010              10.247              11.235 536
                      12/31/2011              11.235              10.711 714
VISB 10  3.00%
                      12/31/2008              N/A              7.750 0
                      12/31/2009              7.750              9.734 1
                      12/31/2010              9.734              10.556 14
                      12/31/2011              10.556              9.954 6
VISB 11  2.85%
                      12/31/2008              N/A              7.793 0
                      12/31/2009              7.793              9.802 35
                      12/31/2010              9.802              10.645 34
                      12/31/2011              10.645              10.053 33
VISB 12  3.15%
                      12/31/2008              N/A              7.708 0
                      12/31/2009              7.708              9.666 7
                      12/31/2010              9.666              10.467 10
                      12/31/2011              10.467              9.855 7
VISB 13  3.30%
                      12/31/2009              N/A              9.599 2
                      12/31/2010              9.599              10.378 2
                      12/31/2011              10.378              9.757 2
VISB 14  2.45%
                      12/31/2009              N/A              9.987 9
                      12/31/2010              9.987              10.890 9
                      12/31/2011              10.890              10.325 13
VISB 3  2.60%
                      12/31/2007              N/A              12.004 0
                      12/31/2008              12.004              7.865 28
                      12/31/2009              7.865              9.917 84
                      12/31/2010              9.917              10.798 87
                      12/31/2011              10.798              10.222 87
VISB 4  2.90%
                      12/31/2007              N/A              11.824 0
                      12/31/2008              11.824              7.723 86
                      12/31/2009              7.723              9.710 148
                      12/31/2010              9.710              10.540 135
                      12/31/2011              10.540              9.949 126
VISB 5  2.75%
                      12/31/2007              N/A              11.956 0
                      12/31/2008              11.956              7.821 0
                      12/31/2009              7.821              9.848 30
                      12/31/2010              9.848              10.706 29
                      12/31/2011              10.706              10.121 28
VISB 6  3.05%
                      12/31/2007              N/A              11.777 0
                      12/31/2008              11.777              7.681 0
                      12/31/2009              7.681              9.642 1
                      12/31/2010              9.642              10.451 30
                      12/31/2011              10.451              9.850 10

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7  2.30%
                      12/31/2008              N/A              7.952 2
                      12/31/2009              7.952              10.057 7
                      12/31/2010              10.057              10.983 16
                      12/31/2011              10.983              10.429 5
VISB 9  2.70%
                      12/31/2008              N/A              7.836 3
                      12/31/2009              7.836              9.871 3
                      12/31/2010              9.871              10.736 0
                      12/31/2011              10.736              10.154 0
VISC 1  2.45%
                      12/31/2008              N/A              7.908 16
                      12/31/2009              7.908              9.987 14
                      12/31/2010              9.987              10.890 13
                      12/31/2011              10.890              10.325 13
VISC 10  3.00%
                      12/31/2008              N/A              7.750 0
                      12/31/2009              7.750              9.734 6
                      12/31/2010              9.734              10.556 6
                      12/31/2011              10.556              9.954 6
VISC 11  2.30%
                      12/31/2009              N/A              10.057 0
                      12/31/2010              10.057              10.983 0
                      12/31/2011              10.983              10.429 0
VISC 12  3.15%
                      12/31/2009              N/A              9.666 0
                      12/31/2010              9.666              10.467 0
                      12/31/2011              10.467              9.855 0
VISC 14  1.75%
                      12/31/2009              N/A              10.320 0
                      12/31/2010              10.320              11.331 33
                      12/31/2011              11.331              10.819 46
VISC 15  2.05%
                      12/31/2009              N/A              10.176 18
                      12/31/2010              10.176              11.140 16
                      12/31/2011              11.140              10.605 16
VISC 2  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.848 0
                      12/31/2010              9.848              10.706 0
                      12/31/2011              10.706              10.121 0
VISC 3  2.60%
                      12/31/2008              N/A              7.865 0
                      12/31/2009              7.865              9.917 0
                      12/31/2010              9.917              10.798 0
                      12/31/2011              10.798              10.222 0
VISC 4  2.90%
                      12/31/2008              N/A              7.778 0
                      12/31/2009              7.778              9.779 0
                      12/31/2010              9.779              10.615 0
                      12/31/2011              10.615              10.020 0
VISC 5  2.15%
                      12/31/2008              N/A              7.996 0
                      12/31/2009              7.996              10.129 0
                      12/31/2010              10.129              11.077 0
                      12/31/2011              11.077              10.535 0
VISC 7  2.55%
                      12/31/2008              N/A              7.879 0
                      12/31/2009              7.879              9.941 0
                      12/31/2010              9.941              10.828 0
                      12/31/2011              10.828              10.257 0
VISC 8  2.85%
                      12/31/2008              N/A              7.793 0
                      12/31/2009              7.793              9.802 0
                      12/31/2010              9.802              10.645 4
                      12/31/2011              10.645              10.053 0
VISC 9  2.70%
                      12/31/2008              N/A              7.836 0
                      12/31/2009              7.836              9.871 4
                      12/31/2010              9.871              10.736 17
                      12/31/2011              10.736              10.154 18
VISI 10  2.50%
                      12/31/2008              N/A              7.894 0
                      12/31/2009              7.894              9.964 23
                      12/31/2010              9.964              10.859 33
                      12/31/2011              10.859              10.291 20
VISI 11  2.35%
                      12/31/2008              N/A              7.937 0
                      12/31/2009              7.937              10.034 67
                      12/31/2010              10.034              10.952 91
                      12/31/2011              10.952              10.394 77
VISI 12  2.65%
                      12/31/2008              N/A              7.850 0
                      12/31/2009              7.850              9.894 34
                      12/31/2010              9.894              10.767 45
                      12/31/2011              10.767              10.188 43
VISI 13  1.95%
                      12/31/2009              N/A              10.223 29
                      12/31/2010              10.223              11.203 29
                      12/31/2011              11.203              10.676 29
VISI 14  2.80%
                      12/31/2009              N/A              9.825 0
                      12/31/2010              9.825              10.676 0
                      12/31/2011              10.676              10.087 0
VISI 2  1.70%
                      12/31/2007              N/A              12.297 0
                      12/31/2008              12.297              8.129 4
                      12/31/2009              8.129              10.344 125
                      12/31/2010              10.344              11.364 509
                      12/31/2011              11.364              10.855 713
VISI 3  2.10%
                      12/31/2007              N/A              12.166 0
                      12/31/2008              12.166              8.011 65
                      12/31/2009              8.011              10.152 132
                      12/31/2010              10.152              11.108 160
                      12/31/2011              11.108              10.569 165
VISI 4  2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 16
                      12/31/2009              7.923              10.011 34
                      12/31/2010              10.011              10.921 59
                      12/31/2011              10.921              10.360 36

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              12.117 0
                      12/31/2008              12.117              7.966 38
                      12/31/2009              7.966              10.081 80
                      12/31/2010              10.081              11.014 96
                      12/31/2011              11.014              10.464 104
VISI 6  2.55%
                      12/31/2007              N/A              12.020 0
                      12/31/2008              12.020              7.879 0
                      12/31/2009              7.879              9.941 0
                      12/31/2010              9.941              10.828 1
                      12/31/2011              10.828              10.257 0
VISI 7  1.80%
                      12/31/2008              N/A              8.100 6
                      12/31/2009              8.100              10.296 9
                      12/31/2010              10.296              11.300 9
                      12/31/2011              11.300              10.783 8
VISI 9  2.20%
                      12/31/2008              N/A              7.924 35
                      12/31/2009              7.924              10.033 47
                      12/31/2010              10.033              10.967 16
                      12/31/2011              10.967              10.424 23
VISL 1  1.65%
                      12/31/2007              N/A              12.313 37
                      12/31/2008              12.313              8.144 52
                      12/31/2009              8.144              10.368 123
                      12/31/2010              10.368              11.396 1451
                      12/31/2011              11.396              10.892 1747
VISL 10  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.848 14
                      12/31/2010              9.848              10.706 27
                      12/31/2011              10.706              10.121 26
VISL 11  2.60%
                      12/31/2008              N/A              7.865 0
                      12/31/2009              7.865              9.917 62
                      12/31/2010              9.917              10.798 51
                      12/31/2011              10.798              10.222 48
VISL 12  2.90%
                      12/31/2008              N/A              7.778 0
                      12/31/2009              7.778              9.779 6
                      12/31/2010              9.779              10.615 6
                      12/31/2011              10.615              10.020 7
VISL 13  2.20%
                      12/31/2009              N/A              10.033 7
                      12/31/2010              10.033              10.967 3
                      12/31/2011              10.967              10.424 3
VISL 14  3.05%
                      12/31/2009              N/A              9.642 0
                      12/31/2010              9.642              10.451 0
                      12/31/2011              10.451              9.850 0
VISL 2  1.95%
                      12/31/2007              N/A              12.215 0
                      12/31/2008              12.215              8.055 3
                      12/31/2009              8.055              10.223 216
                      12/31/2010              10.223              11.203 392
                      12/31/2011              11.203              10.676 397
VISL 3  2.35%
                      12/31/2007              N/A              12.085 0
                      12/31/2008              12.085              7.937 157
                      12/31/2009              7.937              10.034 224
                      12/31/2010              10.034              10.952 237
                      12/31/2011              10.952              10.394 156
VISL 4  2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 11
                      12/31/2009              7.850              9.894 19
                      12/31/2010              9.894              10.767 24
                      12/31/2011              10.767              10.188 15
VISL 5  2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 35
                      12/31/2009              7.894              9.964 156
                      12/31/2010              9.964              10.859 150
                      12/31/2011              10.859              10.291 62
VISL 6  2.80%
                      12/31/2007              N/A              11.940 0
                      12/31/2008              11.940              7.807 0
                      12/31/2009              7.807              9.825 2
                      12/31/2010              9.825              10.676 3
                      12/31/2011              10.676              10.087 17
VISL 7  2.05%
                      12/31/2008              N/A              8.026 3
                      12/31/2009              8.026              10.176 17
                      12/31/2010              10.176              11.140 23
                      12/31/2011              11.140              10.605 14
VISL 9  2.45%
                      12/31/2008              N/A              7.908 4
                      12/31/2009              7.908              9.987 3
                      12/31/2010              9.987              10.890 9
                      12/31/2011              10.890              10.325 9
AZL Gateway Fund
VISB 1  1.90%
                      12/31/2010              N/A              10.317 0
                      12/31/2011              10.317              10.433 4
VISB 10  3.00%
                      12/31/2010              N/A              10.284 0
                      12/31/2011              10.284              10.287 0
VISB 11  2.85%
                      12/31/2010              N/A              10.289 0
                      12/31/2011              10.289              10.306 0
VISB 12  3.15%
                      12/31/2010              N/A              10.280 0
                      12/31/2011              10.280              10.267 0
VISB 13  3.30%
                      12/31/2010              N/A              10.275 0
                      12/31/2011              10.275              10.247 0
VISB 14  2.45%
                      12/31/2010              N/A              10.301 0
                      12/31/2011              10.301              10.360 0
VISB 3  2.60%
                      12/31/2010              N/A              10.296 0
                      12/31/2011              10.296              10.340 9

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4  2.90%
                      12/31/2010              N/A              10.287 0
                      12/31/2011              10.287              10.300 10
VISB 5  2.75%
                      12/31/2010              N/A              10.292 0
                      12/31/2011              10.292              10.320 1
VISB 6  3.05%
                      12/31/2010              N/A              10.283 0
                      12/31/2011              10.283              10.280 0
VISB 7  2.30%
                      12/31/2010              N/A              10.305 0
                      12/31/2011              10.305              10.380 0
VISB 9  2.70%
                      12/31/2010              N/A              10.293 0
                      12/31/2011              10.293              10.326 0
VISC 1  2.45%
                      12/31/2010              N/A              10.301 0
                      12/31/2011              10.301              10.360 0
VISC 10  3.00%
                      12/31/2010              N/A              10.284 0
                      12/31/2011              10.284              10.287 0
VISC 11  2.30%
                      12/31/2010              N/A              10.305 0
                      12/31/2011              10.305              10.380 0
VISC 12  3.15%
                      12/31/2010              N/A              10.280 0
                      12/31/2011              10.280              10.267 0
VISC 14  1.75%
                      12/31/2010              N/A              10.322 0
                      12/31/2011              10.322              10.454 2
VISC 15  2.05%
                      12/31/2010              N/A              10.313 0
                      12/31/2011              10.313              10.413 0
VISC 2  2.75%
                      12/31/2010              N/A              10.292 0
                      12/31/2011              10.292              10.320 0
VISC 3  2.60%
                      12/31/2010              N/A              10.296 0
                      12/31/2011              10.296              10.340 0
VISC 4  2.90%
                      12/31/2010              N/A              10.287 0
                      12/31/2011              10.287              10.300 0
VISC 5  2.15%
                      12/31/2010              N/A              10.310 0
                      12/31/2011              10.310              10.400 0
VISC 7  2.55%
                      12/31/2010              N/A              10.298 0
                      12/31/2011              10.298              10.346 0
VISC 8  2.85%
                      12/31/2010              N/A              10.289 0
                      12/31/2011              10.289              10.306 0
VISC 9  2.70%
                      12/31/2010              N/A              10.293 0
                      12/31/2011              10.293              10.326 0
VISI 10  2.50%
                      12/31/2010              N/A              10.299 0
                      12/31/2011              10.299              10.353 0
VISI 11  2.35%
                      12/31/2010              N/A              10.304 0
                      12/31/2011              10.304              10.373 0
VISI 12  2.65%
                      12/31/2010              N/A              10.295 0
                      12/31/2011              10.295              10.333 0
VISI 13  1.95%
                      12/31/2010              N/A              10.316 0
                      12/31/2011              10.316              10.427 0
VISI 14  2.80%
                      12/31/2010              N/A              10.290 0
                      12/31/2011              10.290              10.313 0
VISI 2  1.70%
                      12/31/2010              N/A              10.323 3
                      12/31/2011              10.323              10.460 13
VISI 3  2.10%
                      12/31/2010              N/A              10.311 0
                      12/31/2011              10.311              10.407 0
VISI 4  2.40%
                      12/31/2010              N/A              10.302 0
                      12/31/2011              10.302              10.366 0
VISI 5  2.25%
                      12/31/2010              N/A              10.307 0
                      12/31/2011              10.307              10.386 0
VISI 6  2.55%
                      12/31/2010              N/A              10.298 0
                      12/31/2011              10.298              10.346 0
VISI 7  1.80%
                      12/31/2010              N/A              10.320 0
                      12/31/2011              10.320              10.447 0
VISI 9  2.20%
                      12/31/2010              N/A              10.308 0
                      12/31/2011              10.308              10.393 0
VISL 1  1.65%
                      12/31/2010              N/A              10.325 4
                      12/31/2011              10.325              10.467 6
VISL 10  2.75%
                      12/31/2010              N/A              10.292 0
                      12/31/2011              10.292              10.320 0
VISL 11  2.60%
                      12/31/2010              N/A              10.296 0
                      12/31/2011              10.296              10.340 0
VISL 12  2.90%
                      12/31/2010              N/A              10.287 0
                      12/31/2011              10.287              10.300 0
VISL 13  2.20%
                      12/31/2010              N/A              10.308 0
                      12/31/2011              10.308              10.393 0
VISL 14  3.05%
                      12/31/2010              N/A              10.283 0
                      12/31/2011              10.283              10.280 0
VISL 2  1.95%
                      12/31/2010              N/A              10.316 1
                      12/31/2011              10.316              10.427 1
VISL 3  2.35%
                      12/31/2010              N/A              10.304 0
                      12/31/2011              10.304              10.373 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4  2.65%
                      12/31/2010              N/A              10.295 0
                      12/31/2011              10.295              10.333 0
VISL 5  2.50%
                      12/31/2010              N/A              10.299 0
                      12/31/2011              10.299              10.353 0
VISL 6  2.80%
                      12/31/2010              N/A              10.290 0
                      12/31/2011              10.290              10.313 0
VISL 7  2.05%
                      12/31/2010              N/A              10.313 0
                      12/31/2011              10.313              10.413 0
VISL 9  2.45%
                      12/31/2010              N/A              10.301 0
                      12/31/2011              10.301              10.360 0
AZL Growth Index Strategy Fund
VISB 1  1.90%
                      12/31/2009              N/A              10.057 26
                      12/31/2010              10.057              11.192 153
                      12/31/2011              11.192              10.983 233
VISB 10  3.00%
                      12/31/2009              N/A              10.036 4
                      12/31/2010              10.036              11.046 6
                      12/31/2011              11.046              10.722 7
VISB 11  2.85%
                      12/31/2009              N/A              10.039 1
                      12/31/2010              10.039              11.066 1
                      12/31/2011              11.066              10.757 1
VISB 12  3.15%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              11.026 0
                      12/31/2011              11.026              10.686 1
VISB 13  3.30%
                      12/31/2009              N/A              10.030 0
                      12/31/2010              10.030              11.007 0
                      12/31/2011              11.007              10.651 1
VISB 14  2.45%
                      12/31/2009              N/A              10.046 2
                      12/31/2010              10.046              11.119 2
                      12/31/2011              11.119              10.851 1
VISB 3  2.60%
                      12/31/2009              N/A              10.044 73
                      12/31/2010              10.044              11.099 88
                      12/31/2011              11.099              10.816 80
VISB 4  2.90%
                      12/31/2009              N/A              10.038 1
                      12/31/2010              10.038              11.059 1
                      12/31/2011              11.059              10.745 4
VISB 5  2.75%
                      12/31/2009              N/A              10.041 4
                      12/31/2010              10.041              11.079 4
                      12/31/2011              11.079              10.780 4
VISB 6  3.05%
                      12/31/2009              N/A              10.035 0
                      12/31/2010              10.035              11.039 0
                      12/31/2011              11.039              10.710 5
VISB 7  2.30%
                      12/31/2009              N/A              10.049 1
                      12/31/2010              10.049              11.139 1
                      12/31/2011              11.139              10.887 1
VISB 9  2.70%
                      12/31/2009              N/A              10.042 2
                      12/31/2010              10.042              11.086 2
                      12/31/2011              11.086              10.792 2
VISC 1  2.45%
                      12/31/2009              N/A              10.046 13
                      12/31/2010              10.046              11.119 11
                      12/31/2011              11.119              10.851 10
VISC 10  3.00%
                      12/31/2009              N/A              10.036 0
                      12/31/2010              10.036              11.046 0
                      12/31/2011              11.046              10.722 0
VISC 11  2.30%
                      12/31/2009              N/A              10.049 0
                      12/31/2010              10.049              11.139 0
                      12/31/2011              11.139              10.887 0
VISC 12  3.15%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              11.026 0
                      12/31/2011              11.026              10.686 0
VISC 14  1.75%
                      12/31/2009              N/A              10.060 0
                      12/31/2010              10.060              11.212 9
                      12/31/2011              11.212              11.019 20
VISC 15  2.05%
                      12/31/2009              N/A              10.054 0
                      12/31/2010              10.054              11.172 0
                      12/31/2011              11.172              10.947 7
VISC 2  2.75%
                      12/31/2009              N/A              10.041 0
                      12/31/2010              10.041              11.079 0
                      12/31/2011              11.079              10.780 0
VISC 3  2.60%
                      12/31/2009              N/A              10.044 0
                      12/31/2010              10.044              11.099 0
                      12/31/2011              11.099              10.816 0
VISC 4  2.90%
                      12/31/2009              N/A              10.038 0
                      12/31/2010              10.038              11.059 0
                      12/31/2011              11.059              10.745 0
VISC 5  2.15%
                      12/31/2009              N/A              10.052 0
                      12/31/2010              10.052              11.159 0
                      12/31/2011              11.159              10.923 0
VISC 7  2.55%
                      12/31/2009              N/A              10.045 0
                      12/31/2010              10.045              11.105 0
                      12/31/2011              11.105              10.828 0
VISC 8  2.85%
                      12/31/2009              N/A              10.039 0
                      12/31/2010              10.039              11.066 0
                      12/31/2011              11.066              10.757 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9  2.70%
                      12/31/2009              N/A              10.042 0
                      12/31/2010              10.042              11.086 0
                      12/31/2011              11.086              10.792 0
VISI 10  2.50%
                      12/31/2009              N/A              10.045 17
                      12/31/2010              10.045              11.112 19
                      12/31/2011              11.112              10.840 24
VISI 11  2.35%
                      12/31/2009              N/A              10.048 6
                      12/31/2010              10.048              11.132 5
                      12/31/2011              11.132              10.875 9
VISI 12  2.65%
                      12/31/2009              N/A              10.043 0
                      12/31/2010              10.043              11.092 0
                      12/31/2011              11.092              10.804 4
VISI 13  1.95%
                      12/31/2009              N/A              10.056 23
                      12/31/2010              10.056              11.185 19
                      12/31/2011              11.185              10.971 28
VISI 14  2.80%
                      12/31/2009              N/A              10.040 0
                      12/31/2010              10.040              11.072 0
                      12/31/2011              11.072              10.769 3
VISI 2  1.70%
                      12/31/2009              N/A              10.061 38
                      12/31/2010              10.061              11.219 196
                      12/31/2011              11.219              11.031 350
VISI 3  2.10%
                      12/31/2009              N/A              10.053 61
                      12/31/2010              10.053              11.165 77
                      12/31/2011              11.165              10.935 74
VISI 4  2.40%
                      12/31/2009              N/A              10.047 11
                      12/31/2010              10.047              11.125 27
                      12/31/2011              11.125              10.863 29
VISI 5  2.25%
                      12/31/2009              N/A              10.050 67
                      12/31/2010              10.050              11.145 75
                      12/31/2011              11.145              10.899 86
VISI 6  2.55%
                      12/31/2009              N/A              10.045 9
                      12/31/2010              10.045              11.105 9
                      12/31/2011              11.105              10.828 10
VISI 7  1.80%
                      12/31/2009              N/A              10.059 19
                      12/31/2010              10.059              11.205 21
                      12/31/2011              11.205              11.007 21
VISI 9  2.20%
                      12/31/2009              N/A              10.051 25
                      12/31/2010              10.051              11.152 25
                      12/31/2011              11.152              10.911 30
VISL 1  1.65%
                      12/31/2009              N/A              10.062 40
                      12/31/2010              10.062              11.225 601
                      12/31/2011              11.225              11.043 883
VISL 10  2.75%
                      12/31/2009              N/A              10.041 0
                      12/31/2010              10.041              11.079 0
                      12/31/2011              11.079              10.780 0
VISL 11  2.60%
                      12/31/2009              N/A              10.044 0
                      12/31/2010              10.044              11.099 0
                      12/31/2011              11.099              10.816 0
VISL 12  2.90%
                      12/31/2009              N/A              10.038 0
                      12/31/2010              10.038              11.059 0
                      12/31/2011              11.059              10.745 5
VISL 13  2.20%
                      12/31/2009              N/A              10.051 0
                      12/31/2010              10.051              11.152 0
                      12/31/2011              11.152              10.911 0
VISL 14  3.05%
                      12/31/2009              N/A              10.035 0
                      12/31/2010              10.035              11.039 0
                      12/31/2011              11.039              10.710 0
VISL 2  1.95%
                      12/31/2009              N/A              10.056 33
                      12/31/2010              10.056              11.185 207
                      12/31/2011              11.185              10.971 373
VISL 3  2.35%
                      12/31/2009              N/A              10.048 78
                      12/31/2010              10.048              11.132 76
                      12/31/2011              11.132              10.875 66
VISL 4  2.65%
                      12/31/2009              N/A              10.043 1
                      12/31/2010              10.043              11.092 9
                      12/31/2011              11.092              10.804 3
VISL 5  2.50%
                      12/31/2009              N/A              10.045 24
                      12/31/2010              10.045              11.112 26
                      12/31/2011              11.112              10.840 15
VISL 6  2.80%
                      12/31/2009              N/A              10.040 6
                      12/31/2010              10.040              11.072 6
                      12/31/2011              11.072              10.769 8
VISL 7  2.05%
                      12/31/2009              N/A              10.054 9
                      12/31/2010              10.054              11.172 8
                      12/31/2011              11.172              10.947 1
VISL 9  2.45%
                      12/31/2009              N/A              10.046 1
                      12/31/2010              10.046              11.119 1
                      12/31/2011              11.119              10.851 1
AZL International Index Fund
VISB 1  1.90%
                      12/31/2009              N/A              9.751 1
                      12/31/2010              9.751              10.249 2
                      12/31/2011              10.249              8.771 15
VISB 10  3.00%
                      12/31/2009              N/A              9.731 0
                      12/31/2010              9.731              10.115 0
                      12/31/2011              10.115              8.563 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 11  2.85%
                      12/31/2009              N/A              9.733 4
                      12/31/2010              9.733              10.133 5
                      12/31/2011              10.133              8.591 5
VISB 12  3.15%
                      12/31/2009              N/A              9.728 0
                      12/31/2010              9.728              10.097 0
                      12/31/2011              10.097              8.535 0
VISB 13  3.30%
                      12/31/2009              N/A              9.725 0
                      12/31/2010              9.725              10.079 0
                      12/31/2011              10.079              8.507 0
VISB 14  2.45%
                      12/31/2009              N/A              9.741 1
                      12/31/2010              9.741              10.182 1
                      12/31/2011              10.182              8.667 0
VISB 3  2.60%
                      12/31/2009              N/A              9.738 7
                      12/31/2010              9.738              10.163 6
                      12/31/2011              10.163              8.638 6
VISB 4  2.90%
                      12/31/2009              N/A              9.732 1
                      12/31/2010              9.732              10.127 1
                      12/31/2011              10.127              8.582 1
VISB 5  2.75%
                      12/31/2009              N/A              9.735 3
                      12/31/2010              9.735              10.145 3
                      12/31/2011              10.145              8.610 4
VISB 6  3.05%
                      12/31/2009              N/A              9.730 0
                      12/31/2010              9.730              10.109 0
                      12/31/2011              10.109              8.553 0
VISB 7  2.30%
                      12/31/2009              N/A              9.744 8
                      12/31/2010              9.744              10.200 7
                      12/31/2011              10.200              8.695 6
VISB 9  2.70%
                      12/31/2009              N/A              9.736 0
                      12/31/2010              9.736              10.151 0
                      12/31/2011              10.151              8.619 0
VISC 1  2.45%
                      12/31/2009              N/A              9.741 0
                      12/31/2010              9.741              10.182 0
                      12/31/2011              10.182              8.667 0
VISC 10  3.00%
                      12/31/2009              N/A              9.731 0
                      12/31/2010              9.731              10.115 0
                      12/31/2011              10.115              8.563 0
VISC 11  2.30%
                      12/31/2009              N/A              9.744 0
                      12/31/2010              9.744              10.200 0
                      12/31/2011              10.200              8.695 0
VISC 12  3.15%
                      12/31/2009              N/A              9.728 0
                      12/31/2010              9.728              10.097 0
                      12/31/2011              10.097              8.535 0
VISC 14  1.75%
                      12/31/2009              N/A              9.754 0
                      12/31/2010              9.754              10.267 0
                      12/31/2011              10.267              8.800 0
VISC 15  2.05%
                      12/31/2009              N/A              9.748 0
                      12/31/2010              9.748              10.230 0
                      12/31/2011              10.230              8.743 0
VISC 2  2.75%
                      12/31/2009              N/A              9.735 0
                      12/31/2010              9.735              10.145 0
                      12/31/2011              10.145              8.610 0
VISC 3  2.60%
                      12/31/2009              N/A              9.738 0
                      12/31/2010              9.738              10.163 0
                      12/31/2011              10.163              8.638 0
VISC 4  2.90%
                      12/31/2009              N/A              9.732 0
                      12/31/2010              9.732              10.127 0
                      12/31/2011              10.127              8.582 0
VISC 5  2.15%
                      12/31/2009              N/A              9.746 0
                      12/31/2010              9.746              10.218 0
                      12/31/2011              10.218              8.724 0
VISC 7  2.55%
                      12/31/2009              N/A              9.739 0
                      12/31/2010              9.739              10.170 0
                      12/31/2011              10.170              8.648 0
VISC 8  2.85%
                      12/31/2009              N/A              9.733 0
                      12/31/2010              9.733              10.133 0
                      12/31/2011              10.133              8.591 0
VISC 9  2.70%
                      12/31/2009              N/A              9.736 0
                      12/31/2010              9.736              10.151 0
                      12/31/2011              10.151              8.619 0
VISI 10  2.50%
                      12/31/2009              N/A              9.740 0
                      12/31/2010              9.740              10.176 0
                      12/31/2011              10.176              8.657 0
VISI 11  2.35%
                      12/31/2009              N/A              9.743 0
                      12/31/2010              9.743              10.194 0
                      12/31/2011              10.194              8.686 0
VISI 12  2.65%
                      12/31/2009              N/A              9.737 0
                      12/31/2010              9.737              10.157 0
                      12/31/2011              10.157              8.629 0
VISI 13  1.95%
                      12/31/2009              N/A              9.750 5
                      12/31/2010              9.750              10.243 7
                      12/31/2011              10.243              8.762 7
VISI 14  2.80%
                      12/31/2009              N/A              9.734 0
                      12/31/2010              9.734              10.139 0
                      12/31/2011              10.139              8.600 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2  1.70%
                      12/31/2009              N/A              9.755 4
                      12/31/2010              9.755              10.273 5
                      12/31/2011              10.273              8.810 7
VISI 3  2.10%
                      12/31/2009              N/A              9.747 35
                      12/31/2010              9.747              10.224 53
                      12/31/2011              10.224              8.733 49
VISI 4  2.40%
                      12/31/2009              N/A              9.742 4
                      12/31/2010              9.742              10.188 7
                      12/31/2011              10.188              8.676 7
VISI 5  2.25%
                      12/31/2009              N/A              9.745 6
                      12/31/2010              9.745              10.206 6
                      12/31/2011              10.206              8.705 5
VISI 6  2.55%
                      12/31/2009              N/A              9.739 0
                      12/31/2010              9.739              10.170 0
                      12/31/2011              10.170              8.648 0
VISI 7  1.80%
                      12/31/2009              N/A              9.753 13
                      12/31/2010              9.753              10.261 14
                      12/31/2011              10.261              8.791 22
VISI 9  2.20%
                      12/31/2009              N/A              9.746 2
                      12/31/2010              9.746              10.212 2
                      12/31/2011              10.212              8.714 2
VISL 1  1.65%
                      12/31/2009              N/A              9.756 1
                      12/31/2010              9.756              10.279 8
                      12/31/2011              10.279              8.820 10
VISL 10  2.75%
                      12/31/2009              N/A              9.735 0
                      12/31/2010              9.735              10.145 0
                      12/31/2011              10.145              8.610 0
VISL 11  2.60%
                      12/31/2009              N/A              9.738 0
                      12/31/2010              9.738              10.163 0
                      12/31/2011              10.163              8.638 0
VISL 12  2.90%
                      12/31/2009              N/A              9.732 30
                      12/31/2010              9.732              10.127 30
                      12/31/2011              10.127              8.582 33
VISL 13  2.20%
                      12/31/2009              N/A              9.746 0
                      12/31/2010              9.746              10.212 0
                      12/31/2011              10.212              8.714 0
VISL 14  3.05%
                      12/31/2009              N/A              9.730 0
                      12/31/2010              9.730              10.109 0
                      12/31/2011              10.109              8.553 0
VISL 2  1.95%
                      12/31/2009              N/A              9.750 0
                      12/31/2010              9.750              10.243 0
                      12/31/2011              10.243              8.762 2
VISL 3  2.35%
                      12/31/2009              N/A              9.743 20
                      12/31/2010              9.743              10.194 20
                      12/31/2011              10.194              8.686 20
VISL 4  2.65%
                      12/31/2009              N/A              9.737 0
                      12/31/2010              9.737              10.157 0
                      12/31/2011              10.157              8.629 0
VISL 5  2.50%
                      12/31/2009              N/A              9.740 1
                      12/31/2010              9.740              10.176 1
                      12/31/2011              10.176              8.657 1
VISL 6  2.80%
                      12/31/2009              N/A              9.734 2
                      12/31/2010              9.734              10.139 2
                      12/31/2011              10.139              8.600 2
VISL 7  2.05%
                      12/31/2009              N/A              9.748 0
                      12/31/2010              9.748              10.230 0
                      12/31/2011              10.230              8.743 0
VISL 9  2.45%
                      12/31/2009              N/A              9.741 0
                      12/31/2010              9.741              10.182 0
                      12/31/2011              10.182              8.667 0
AZL Invesco Equity and Income Fund
VISB 1  1.90%
                      12/31/2007              N/A              12.599 3
                      12/31/2008              12.599              9.404 15
                      12/31/2009              9.404              11.335 29
                      12/31/2010              11.335              12.428 67
                      12/31/2011              12.428              11.929 82
VISB 10  3.00%
                      12/31/2008              N/A              8.934 3
                      12/31/2009              8.934              10.650 2
                      12/31/2010              10.650              11.549 8
                      12/31/2011              11.549              10.964 18
VISB 11  2.85%
                      12/31/2008              N/A              8.996 0
                      12/31/2009              8.996              10.740 7
                      12/31/2010              10.740              11.664 15
                      12/31/2011              11.664              11.090 16
VISB 12  3.15%
                      12/31/2008              N/A              8.871 0
                      12/31/2009              8.871              10.560 0
                      12/31/2010              10.560              11.434 1
                      12/31/2011              11.434              10.839 4
VISB 13  3.30%
                      12/31/2009              N/A              10.471 1
                      12/31/2010              10.471              11.320 1
                      12/31/2011              11.320              10.715 7
VISB 14  2.45%
                      12/31/2009              N/A              10.987 2
                      12/31/2010              10.987              11.980 2
                      12/31/2011              11.980              11.436 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3  2.60%
                      12/31/2007              N/A              12.279 0
                      12/31/2008              12.279              9.101 17
                      12/31/2009              9.101              10.894 2
                      12/31/2010              10.894              11.861 17
                      12/31/2011              11.861              11.305 17
VISB 4  2.90%
                      12/31/2007              N/A              12.022 0
                      12/31/2008              12.022              8.884 0
                      12/31/2009              8.884              10.602 5
                      12/31/2010              10.602              11.509 11
                      12/31/2011              11.509              10.937 23
VISB 5  2.75%
                      12/31/2007              N/A              12.211 0
                      12/31/2008              12.211              9.038 1
                      12/31/2009              9.038              10.802 5
                      12/31/2010              10.802              11.742 5
                      12/31/2011              11.742              11.176 5
VISB 6  3.05%
                      12/31/2007              N/A              11.956 0
                      12/31/2008              11.956              8.822 0
                      12/31/2009              8.822              10.513 2
                      12/31/2010              10.513              11.394 2
                      12/31/2011              11.394              10.812 24
VISB 7  2.30%
                      12/31/2008              N/A              9.230 0
                      12/31/2009              9.230              11.081 1
                      12/31/2010              11.081              12.101 1
                      12/31/2011              12.101              11.568 1
VISB 9  2.70%
                      12/31/2008              N/A              9.059 0
                      12/31/2009              9.059              10.832 0
                      12/31/2010              10.832              11.782 0
                      12/31/2011              11.782              11.219 0
VISC 1  2.45%
                      12/31/2008              N/A              9.165 0
                      12/31/2009              9.165              10.987 0
                      12/31/2010              10.987              11.980 0
                      12/31/2011              11.980              11.436 0
VISC 10  3.00%
                      12/31/2008              N/A              8.934 0
                      12/31/2009              8.934              10.650 0
                      12/31/2010              10.650              11.549 0
                      12/31/2011              11.549              10.964 0
VISC 11  2.30%
                      12/31/2009              N/A              11.081 0
                      12/31/2010              11.081              12.101 0
                      12/31/2011              12.101              11.568 0
VISC 12  3.15%
                      12/31/2009              N/A              10.560 0
                      12/31/2010              10.560              11.434 0
                      12/31/2011              11.434              10.839 0
VISC 14  1.75%
                      12/31/2009              N/A              11.423 0
                      12/31/2010              11.423              12.543 2
                      12/31/2011              12.543              12.057 3
VISC 15  2.05%
                      12/31/2009              N/A              11.240 1
                      12/31/2010              11.240              12.305 1
                      12/31/2011              12.305              11.793 3
VISC 2  2.75%
                      12/31/2008              N/A              9.038 0
                      12/31/2009              9.038              10.802 0
                      12/31/2010              10.802              11.742 0
                      12/31/2011              11.742              11.176 0
VISC 3  2.60%
                      12/31/2008              N/A              9.101 0
                      12/31/2009              9.101              10.894 0
                      12/31/2010              10.894              11.861 0
                      12/31/2011              11.861              11.305 0
VISC 4  2.90%
                      12/31/2008              N/A              8.975 0
                      12/31/2009              8.975              10.710 0
                      12/31/2010              10.710              11.625 0
                      12/31/2011              11.625              11.048 0
VISC 5  2.15%
                      12/31/2008              N/A              9.295 0
                      12/31/2009              9.295              11.176 0
                      12/31/2010              11.176              12.223 0
                      12/31/2011              12.223              11.703 0
VISC 7  2.55%
                      12/31/2008              N/A              9.123 0
                      12/31/2009              9.123              10.925 0
                      12/31/2010              10.925              11.900 0
                      12/31/2011              11.900              11.349 0
VISC 8  2.85%
                      12/31/2008              N/A              8.996 0
                      12/31/2009              8.996              10.740 0
                      12/31/2010              10.740              11.664 0
                      12/31/2011              11.664              11.090 7
VISC 9  2.70%
                      12/31/2008              N/A              9.059 0
                      12/31/2009              9.059              10.832 0
                      12/31/2010              10.832              11.782 0
                      12/31/2011              11.782              11.219 0
VISI 10  2.50%
                      12/31/2008              N/A              9.144 0
                      12/31/2009              9.144              10.956 0
                      12/31/2010              10.956              11.940 0
                      12/31/2011              11.940              11.392 17
VISI 11  2.35%
                      12/31/2008              N/A              9.208 0
                      12/31/2009              9.208              11.050 36
                      12/31/2010              11.050              12.060 36
                      12/31/2011              12.060              11.524 32
VISI 12  2.65%
                      12/31/2008              N/A              9.080 0
                      12/31/2009              9.080              10.863 17
                      12/31/2010              10.863              11.821 20
                      12/31/2011              11.821              11.262 37

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13  1.95%
                      12/31/2009              N/A              11.303 10
                      12/31/2010              11.303              12.387 10
                      12/31/2011              12.387              11.883 10
VISI 14  2.80%
                      12/31/2009              N/A              10.771 2
                      12/31/2010              10.771              11.703 2
                      12/31/2011              11.703              11.133 16
VISI 2  1.70%
                      12/31/2007              N/A              12.691 0
                      12/31/2008              12.691              9.492 3
                      12/31/2009              9.492              11.465 53
                      12/31/2010              11.465              12.595 114
                      12/31/2011              12.595              12.113 184
VISI 3  2.10%
                      12/31/2007              N/A              12.506 0
                      12/31/2008              12.506              9.317 31
                      12/31/2009              9.317              11.207 63
                      12/31/2010              11.207              12.263 80
                      12/31/2011              12.263              11.747 86
VISI 4  2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 0
                      12/31/2009              9.187              11.018 2
                      12/31/2010              11.018              12.020 4
                      12/31/2011              12.020              11.480 25
VISI 5  2.25%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              9.252 5
                      12/31/2009              9.252              11.112 17
                      12/31/2010              11.112              12.141 12
                      12/31/2011              12.141              11.613 12
VISI 6  2.55%
                      12/31/2007              N/A              12.301 0
                      12/31/2008              12.301              9.123 0
                      12/31/2009              9.123              10.925 0
                      12/31/2010              10.925              11.900 0
                      12/31/2011              11.900              11.349 7
VISI 7  1.80%
                      12/31/2008              N/A              9.448 25
                      12/31/2009              9.448              11.400 35
                      12/31/2010              11.400              12.511 40
                      12/31/2011              12.511              12.021 32
VISI 9  2.20%
                      12/31/2008              N/A              9.180 0
                      12/31/2009              9.180              11.032 0
                      12/31/2010              11.032              12.059 0
                      12/31/2011              12.059              11.540 0
VISL 1  1.65%
                      12/31/2007              N/A              12.715 1
                      12/31/2008              12.715              9.515 1
                      12/31/2009              9.515              11.497 16
                      12/31/2010              11.497              12.637 124
                      12/31/2011              12.637              12.160 165
VISL 10  2.75%
                      12/31/2008              N/A              9.038 0
                      12/31/2009              9.038              10.802 2
                      12/31/2010              10.802              11.742 2
                      12/31/2011              11.742              11.176 3
VISL 11  2.60%
                      12/31/2008              N/A              9.101 0
                      12/31/2009              9.101              10.894 0
                      12/31/2010              10.894              11.861 0
                      12/31/2011              11.861              11.305 0
VISL 12  2.90%
                      12/31/2008              N/A              8.975 0
                      12/31/2009              8.975              10.710 7
                      12/31/2010              10.710              11.625 7
                      12/31/2011              11.625              11.048 7
VISL 13  2.20%
                      12/31/2009              N/A              11.032 9
                      12/31/2010              11.032              12.059 11
                      12/31/2011              12.059              11.540 10
VISL 14  3.05%
                      12/31/2009              N/A              10.513 0
                      12/31/2010              10.513              11.394 0
                      12/31/2011              11.394              10.812 0
VISL 2  1.95%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              9.382 0
                      12/31/2009              9.382              11.303 10
                      12/31/2010              11.303              12.387 21
                      12/31/2011              12.387              11.883 55
VISL 3  2.35%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              9.208 3
                      12/31/2009              9.208              11.050 176
                      12/31/2010              11.050              12.060 167
                      12/31/2011              12.060              11.524 158
VISL 4  2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 0
                      12/31/2009              9.080              10.863 0
                      12/31/2010              10.863              11.821 0
                      12/31/2011              11.821              11.262 10
VISL 5  2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 1
                      12/31/2009              9.144              10.956 7
                      12/31/2010              10.956              11.940 7
                      12/31/2011              11.940              11.392 7
VISL 6  2.80%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              9.017 0
                      12/31/2009              9.017              10.771 0
                      12/31/2010              10.771              11.703 3
                      12/31/2011              11.703              11.133 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.05%
                      12/31/2008              N/A              9.339 5
                      12/31/2009              9.339              11.240 12
                      12/31/2010              11.240              12.305 12
                      12/31/2011              12.305              11.793 12
VISL 9  2.45%
                      12/31/2008              N/A              9.165 0
                      12/31/2009              9.165              10.987 0
                      12/31/2010              10.987              11.980 0
                      12/31/2011              11.980              11.436 0
AZL Invesco Growth and Income Fund
VISB 1  1.90%
                      12/31/2007              N/A              13.822 1
                      12/31/2008              13.822              9.106 1
                      12/31/2009              9.106              11.047 2
                      12/31/2010              11.047              12.179 4
                      12/31/2011              12.179              11.719 7
VISB 10  3.00%
                      12/31/2008              N/A              8.368 0
                      12/31/2009              8.368              10.041 2
                      12/31/2010              10.041              10.950 0
                      12/31/2011              10.950              10.421 0
VISB 11  2.85%
                      12/31/2008              N/A              8.465 0
                      12/31/2009              8.465              10.173 8
                      12/31/2010              10.173              11.110 10
                      12/31/2011              11.110              10.589 11
VISB 12  3.15%
                      12/31/2008              N/A              8.272 0
                      12/31/2009              8.272              9.911 0
                      12/31/2010              9.911              10.792 0
                      12/31/2011              10.792              10.255 0
VISB 13  3.30%
                      12/31/2009              N/A              9.783 0
                      12/31/2010              9.783              10.636 0
                      12/31/2011              10.636              10.092 0
VISB 14  2.45%
                      12/31/2009              N/A              10.532 1
                      12/31/2010              10.532              11.548 1
                      12/31/2011              11.548              11.051 0
VISB 3  2.60%
                      12/31/2007              N/A              13.191 0
                      12/31/2008              13.191              8.629 1
                      12/31/2009              8.629              10.396 1
                      12/31/2010              10.396              11.382 4
                      12/31/2011              11.382              10.875 4
VISB 4  2.90%
                      12/31/2007              N/A              12.684 0
                      12/31/2008              12.684              8.272 0
                      12/31/2009              8.272              9.936 0
                      12/31/2010              9.936              10.846 0
                      12/31/2011              10.846              10.332 0
VISB 5  2.75%
                      12/31/2007              N/A              13.060 0
                      12/31/2008              13.060              8.530 1
                      12/31/2009              8.530              10.261 3
                      12/31/2010              10.261              11.218 7
                      12/31/2011              11.218              10.702 6
VISB 6  3.05%
                      12/31/2007              N/A              12.557 0
                      12/31/2008              12.557              8.178 0
                      12/31/2009              8.178              9.807 0
                      12/31/2010              9.807              10.689 0
                      12/31/2011              10.689              10.168 0
VISB 7  2.30%
                      12/31/2008              N/A              8.830 0
                      12/31/2009              8.830              10.670 0
                      12/31/2010              10.670              11.717 0
                      12/31/2011              11.717              11.229 0
VISB 9  2.70%
                      12/31/2008              N/A              8.563 0
                      12/31/2009              8.563              10.306 4
                      12/31/2010              10.306              11.272 6
                      12/31/2011              11.272              10.760 7
VISC 1  2.45%
                      12/31/2008              N/A              8.729 0
                      12/31/2009              8.729              10.532 0
                      12/31/2010              10.532              11.548 0
                      12/31/2011              11.548              11.051 0
VISC 10  3.00%
                      12/31/2008              N/A              8.368 0
                      12/31/2009              8.368              10.041 0
                      12/31/2010              10.041              10.950 0
                      12/31/2011              10.950              10.421 0
VISC 11  2.30%
                      12/31/2009              N/A              10.670 0
                      12/31/2010              10.670              11.717 0
                      12/31/2011              11.717              11.229 0
VISC 12  3.15%
                      12/31/2009              N/A              9.911 0
                      12/31/2010              9.911              10.792 0
                      12/31/2011              10.792              10.255 0
VISC 14  1.75%
                      12/31/2009              N/A              11.182 0
                      12/31/2010              11.182              12.348 1
                      12/31/2011              12.348              11.899 1
VISC 15  2.05%
                      12/31/2009              N/A              10.904 0
                      12/31/2010              10.904              12.004 0
                      12/31/2011              12.004              11.533 0
VISC 2  2.75%
                      12/31/2008              N/A              8.530 0
                      12/31/2009              8.530              10.261 0
                      12/31/2010              10.261              11.218 0
                      12/31/2011              11.218              10.702 0
VISC 3  2.60%
                      12/31/2008              N/A              8.629 0
                      12/31/2009              8.629              10.396 0
                      12/31/2010              10.396              11.382 0
                      12/31/2011              11.382              10.875 0
VISC 4  2.90%
                      12/31/2008              N/A              8.433 0
                      12/31/2009              8.433              10.128 0
                      12/31/2010              10.128              11.056 0
                      12/31/2011              11.056              10.532 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5  2.15%
                      12/31/2008              N/A              8.932 0
                      12/31/2009              8.932              10.810 0
                      12/31/2010              10.810              11.888 0
                      12/31/2011              11.888              11.410 0
VISC 7  2.55%
                      12/31/2008              N/A              8.662 0
                      12/31/2009              8.662              10.441 0
                      12/31/2010              10.441              11.437 0
                      12/31/2011              11.437              10.933 0
VISC 8  2.85%
                      12/31/2008              N/A              8.465 0
                      12/31/2009              8.465              10.173 0
                      12/31/2010              10.173              11.110 0
                      12/31/2011              11.110              10.589 0
VISC 9  2.70%
                      12/31/2008              N/A              8.563 0
                      12/31/2009              8.563              10.306 0
                      12/31/2010              10.306              11.272 0
                      12/31/2011              11.272              10.760 0
VISI 10  2.50%
                      12/31/2008              N/A              8.696 0
                      12/31/2009              8.696              10.486 0
                      12/31/2010              10.486              11.492 0
                      12/31/2011              11.492              10.992 4
VISI 11  2.35%
                      12/31/2008              N/A              8.796 0
                      12/31/2009              8.796              10.624 3
                      12/31/2010              10.624              11.660 2
                      12/31/2011              11.660              11.169 2
VISI 12  2.65%
                      12/31/2008              N/A              8.596 0
                      12/31/2009              8.596              10.351 0
                      12/31/2010              10.351              11.327 0
                      12/31/2011              11.327              10.817 0
VISI 13  1.95%
                      12/31/2009              N/A              10.999 20
                      12/31/2010              10.999              12.121 20
                      12/31/2011              12.121              11.657 7
VISI 14  2.80%
                      12/31/2009              N/A              10.217 0
                      12/31/2010              10.217              11.164 0
                      12/31/2011              11.164              10.645 0
VISI 2  1.70%
                      12/31/2007              N/A              14.008 0
                      12/31/2008              14.008              9.246 0
                      12/31/2009              9.246              11.240 2
                      12/31/2010              11.240              12.418 6
                      12/31/2011              12.418              11.972 8
VISI 3  2.10%
                      12/31/2007              N/A              13.639 0
                      12/31/2008              13.639              8.967 9
                      12/31/2009              8.967              10.857 11
                      12/31/2010              10.857              11.946 18
                      12/31/2011              11.946              11.471 17
VISI 4  2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 1
                      12/31/2009              8.763              10.578 1
                      12/31/2010              10.578              11.604 1
                      12/31/2011              11.604              11.110 1
VISI 5  2.25%
                      12/31/2007              N/A              13.503 0
                      12/31/2008              13.503              8.864 3
                      12/31/2009              8.864              10.716 2
                      12/31/2010              10.716              11.774 2
                      12/31/2011              11.774              11.289 2
VISI 6  2.55%
                      12/31/2007              N/A              13.235 0
                      12/31/2008              13.235              8.662 0
                      12/31/2009              8.662              10.441 0
                      12/31/2010              10.441              11.437 0
                      12/31/2011              11.437              10.933 0
VISI 7  1.80%
                      12/31/2008              N/A              9.176 0
                      12/31/2009              9.176              11.143 9
                      12/31/2010              11.143              12.298 10
                      12/31/2011              12.298              11.845 9
VISI 9  2.20%
                      12/31/2008              N/A              8.729 0
                      12/31/2009              8.729              10.558 0
                      12/31/2010              10.558              11.606 0
                      12/31/2011              11.606              11.134 1
VISL 1  1.65%
                      12/31/2007              N/A              14.055 0
                      12/31/2008              14.055              9.282 0
                      12/31/2009              9.282              11.289 6
                      12/31/2010              11.289              12.478 10
                      12/31/2011              12.478              12.036 10
VISL 10  2.75%
                      12/31/2008              N/A              8.530 0
                      12/31/2009              8.530              10.261 0
                      12/31/2010              10.261              11.218 0
                      12/31/2011              11.218              10.702 0
VISL 11  2.60%
                      12/31/2008              N/A              8.629 0
                      12/31/2009              8.629              10.396 4
                      12/31/2010              10.396              11.382 4
                      12/31/2011              11.382              10.875 0
VISL 12  2.90%
                      12/31/2008              N/A              8.433 18
                      12/31/2009              8.433              10.128 19
                      12/31/2010              10.128              11.056 19
                      12/31/2011              11.056              10.532 19
VISL 13  2.20%
                      12/31/2009              N/A              10.558 0
                      12/31/2010              10.558              11.606 1
                      12/31/2011              11.606              11.134 2
VISL 14  3.05%
                      12/31/2009              N/A              9.807 0
                      12/31/2010              9.807              10.689 0
                      12/31/2011              10.689              10.168 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2  1.95%
                      12/31/2007              N/A              13.776 0
                      12/31/2008              13.776              9.071 1
                      12/31/2009              9.071              10.999 1
                      12/31/2010              10.999              12.121 0
                      12/31/2011              12.121              11.657 0
VISL 3  2.35%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              8.796 8
                      12/31/2009              8.796              10.624 15
                      12/31/2010              10.624              11.660 16
                      12/31/2011              11.660              11.169 13
VISL 4  2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 0
                      12/31/2009              8.596              10.351 0
                      12/31/2010              10.351              11.327 1
                      12/31/2011              11.327              10.817 1
VISL 5  2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 3
                      12/31/2009              8.696              10.486 7
                      12/31/2010              10.486              11.492 4
                      12/31/2011              11.492              10.992 4
VISL 6  2.80%
                      12/31/2007              N/A              13.016 0
                      12/31/2008              13.016              8.498 0
                      12/31/2009              8.498              10.217 0
                      12/31/2010              10.217              11.164 0
                      12/31/2011              11.164              10.645 0
VISL 7  2.05%
                      12/31/2008              N/A              9.001 0
                      12/31/2009              9.001              10.904 1
                      12/31/2010              10.904              12.004 1
                      12/31/2011              12.004              11.533 1
VISL 9  2.45%
                      12/31/2008              N/A              8.729 1
                      12/31/2009              8.729              10.532 1
                      12/31/2010              10.532              11.548 1
                      12/31/2011              11.548              11.051 1
AZL Invesco International Equity Fund
VISB 1  1.90%
                      12/31/2007              N/A              19.276 4
                      12/31/2008              19.276              11.062 6
                      12/31/2009              11.062              14.579 11
                      12/31/2010              14.579              16.096 6
                      12/31/2011              16.096              14.639 7
VISB 10  3.00%
                      12/31/2008              N/A              10.279 1
                      12/31/2009              10.279              13.399 4
                      12/31/2010              13.399              14.631 6
                      12/31/2011              14.631              13.161 3
VISB 11  2.85%
                      12/31/2008              N/A              10.382 0
                      12/31/2009              10.382              13.554 1
                      12/31/2010              13.554              14.822 2
                      12/31/2011              14.822              13.353 3
VISB 12  3.15%
                      12/31/2008              N/A              10.176 0
                      12/31/2009              10.176              13.245 1
                      12/31/2010              13.245              14.442 1
                      12/31/2011              14.442              12.971 0
VISB 13  3.30%
                      12/31/2009              N/A              13.094 2
                      12/31/2010              13.094              14.255 0
                      12/31/2011              14.255              12.784 0
VISB 14  2.45%
                      12/31/2009              N/A              13.977 1
                      12/31/2010              13.977              15.346 1
                      12/31/2011              15.346              13.880 0
VISB 3  2.60%
                      12/31/2007              N/A              18.525 0
                      12/31/2008              18.525              10.557 5
                      12/31/2009              10.557              13.817 8
                      12/31/2010              13.817              15.148 15
                      12/31/2011              15.148              13.680 17
VISB 4  2.90%
                      12/31/2007              N/A              17.920 0
                      12/31/2008              17.920              10.181 1
                      12/31/2009              10.181              13.285 11
                      12/31/2010              13.285              14.521 9
                      12/31/2011              14.521              13.075 7
VISB 5  2.75%
                      12/31/2007              N/A              18.368 0
                      12/31/2008              18.368              10.452 4
                      12/31/2009              10.452              13.658 4
                      12/31/2010              13.658              14.952 4
                      12/31/2011              14.952              13.483 4
VISB 6  3.05%
                      12/31/2007              N/A              17.768 0
                      12/31/2008              17.768              10.080 0
                      12/31/2009              10.080              13.133 7
                      12/31/2010              13.133              14.333 9
                      12/31/2011              14.333              12.887 3
VISB 7  2.30%
                      12/31/2008              N/A              10.770 4
                      12/31/2009              10.770              14.138 11
                      12/31/2010              14.138              15.547 11
                      12/31/2011              15.547              14.083 10
VISB 9  2.70%
                      12/31/2008              N/A              10.487 0
                      12/31/2009              10.487              13.711 2
                      12/31/2010              13.711              15.017 2
                      12/31/2011              15.017              13.548 2
VISC 1  2.45%
                      12/31/2008              N/A              10.663 0
                      12/31/2009              10.663              13.977 0
                      12/31/2010              13.977              15.346 0
                      12/31/2011              15.346              13.880 0
VISC 10  3.00%
                      12/31/2008              N/A              10.279 0
                      12/31/2009              10.279              13.399 0
                      12/31/2010              13.399              14.631 0
                      12/31/2011              14.631              13.161 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11  2.30%
                      12/31/2009              N/A              14.138 0
                      12/31/2010              14.138              15.547 0
                      12/31/2011              15.547              14.083 0
VISC 12  3.15%
                      12/31/2009              N/A              13.245 0
                      12/31/2010              13.245              14.442 0
                      12/31/2011              14.442              12.971 0
VISC 14  1.75%
                      12/31/2009              N/A              14.737 0
                      12/31/2010              14.737              16.294 3
                      12/31/2011              16.294              14.841 4
VISC 15  2.05%
                      12/31/2009              N/A              14.412 0
                      12/31/2010              14.412              15.888 0
                      12/31/2011              15.888              14.428 0
VISC 2  2.75%
                      12/31/2008              N/A              10.452 0
                      12/31/2009              10.452              13.658 0
                      12/31/2010              13.658              14.952 0
                      12/31/2011              14.952              13.483 0
VISC 3  2.60%
                      12/31/2008              N/A              10.557 0
                      12/31/2009              10.557              13.817 0
                      12/31/2010              13.817              15.148 0
                      12/31/2011              15.148              13.680 0
VISC 4  2.90%
                      12/31/2008              N/A              10.347 0
                      12/31/2009              10.347              13.502 0
                      12/31/2010              13.502              14.758 0
                      12/31/2011              14.758              13.289 0
VISC 5  2.15%
                      12/31/2008              N/A              10.879 0
                      12/31/2009              10.879              14.302 0
                      12/31/2010              14.302              15.751 0
                      12/31/2011              15.751              14.289 0
VISC 7  2.55%
                      12/31/2008              N/A              10.592 0
                      12/31/2009              10.592              13.870 0
                      12/31/2010              13.870              15.213 0
                      12/31/2011              15.213              13.746 0
VISC 8  2.85%
                      12/31/2008              N/A              10.382 0
                      12/31/2009              10.382              13.554 2
                      12/31/2010              13.554              14.822 1
                      12/31/2011              14.822              13.353 0
VISC 9  2.70%
                      12/31/2008              N/A              10.487 0
                      12/31/2009              10.487              13.711 0
                      12/31/2010              13.711              15.017 0
                      12/31/2011              15.017              13.548 0
VISI 10  2.50%
                      12/31/2008              N/A              10.628 0
                      12/31/2009              10.628              13.923 8
                      12/31/2010              13.923              15.280 6
                      12/31/2011              15.280              13.813 1
VISI 11  2.35%
                      12/31/2008              N/A              10.735 0
                      12/31/2009              10.735              14.084 5
                      12/31/2010              14.084              15.480 3
                      12/31/2011              15.480              14.015 3
VISI 12  2.65%
                      12/31/2008              N/A              10.522 0
                      12/31/2009              10.522              13.764 7
                      12/31/2010              13.764              15.082 2
                      12/31/2011              15.082              13.614 0
VISI 13  1.95%
                      12/31/2009              N/A              14.524 25
                      12/31/2010              14.524              16.027 29
                      12/31/2011              16.027              14.568 33
VISI 14  2.80%
                      12/31/2009              N/A              13.606 2
                      12/31/2010              13.606              14.887 0
                      12/31/2011              14.887              13.418 0
VISI 2  1.70%
                      12/31/2007              N/A              19.496 1
                      12/31/2008              19.496              11.211 3
                      12/31/2009              11.211              14.805 9
                      12/31/2010              14.805              16.378 9
                      12/31/2011              16.378              14.925 9
VISI 3  2.10%
                      12/31/2007              N/A              19.058 0
                      12/31/2008              19.058              10.915 4
                      12/31/2009              10.915              14.357 32
                      12/31/2010              14.357              15.819 58
                      12/31/2011              15.819              14.358 57
VISI 4  2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 4
                      12/31/2009              10.699              14.030 18
                      12/31/2010              14.030              15.413 19
                      12/31/2011              15.413              13.947 14
VISI 5  2.25%
                      12/31/2007              N/A              18.897 0
                      12/31/2008              18.897              10.806 2
                      12/31/2009              10.806              14.193 18
                      12/31/2010              14.193              15.615 24
                      12/31/2011              15.615              14.151 23
VISI 6  2.55%
                      12/31/2007              N/A              18.578 0
                      12/31/2008              18.578              10.592 1
                      12/31/2009              10.592              13.870 3
                      12/31/2010              13.870              15.213 3
                      12/31/2011              15.213              13.746 3
VISI 7  1.80%
                      12/31/2008              N/A              11.136 4
                      12/31/2009              11.136              14.692 21
                      12/31/2010              14.692              16.236 21
                      12/31/2011              16.236              14.781 19

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9  2.20%
                      12/31/2008              N/A              10.668 0
                      12/31/2009              10.668              14.019 3
                      12/31/2010              14.019              15.431 3
                      12/31/2011              15.431              13.991 3
VISL 1  1.65%
                      12/31/2007              N/A              19.551 1
                      12/31/2008              19.551              11.248 9
                      12/31/2009              11.248              14.862 13
                      12/31/2010              14.862              16.449 7
                      12/31/2011              16.449              14.997 7
VISL 10  2.75%
                      12/31/2008              N/A              10.452 0
                      12/31/2009              10.452              13.658 0
                      12/31/2010              13.658              14.952 0
                      12/31/2011              14.952              13.483 0
VISL 11  2.60%
                      12/31/2008              N/A              10.557 0
                      12/31/2009              10.557              13.817 0
                      12/31/2010              13.817              15.148 0
                      12/31/2011              15.148              13.680 0
VISL 12  2.90%
                      12/31/2008              N/A              10.347 0
                      12/31/2009              10.347              13.502 0
                      12/31/2010              13.502              14.758 0
                      12/31/2011              14.758              13.289 0
VISL 13  2.20%
                      12/31/2009              N/A              14.019 0
                      12/31/2010              14.019              15.431 2
                      12/31/2011              15.431              13.991 2
VISL 14  3.05%
                      12/31/2009              N/A              13.133 0
                      12/31/2010              13.133              14.333 0
                      12/31/2011              14.333              12.887 0
VISL 2  1.95%
                      12/31/2007              N/A              19.221 0
                      12/31/2008              19.221              11.025 0
                      12/31/2009              11.025              14.524 1
                      12/31/2010              14.524              16.027 4
                      12/31/2011              16.027              14.568 4
VISL 3  2.35%
                      12/31/2007              N/A              18.790 0
                      12/31/2008              18.790              10.735 9
                      12/31/2009              10.735              14.084 21
                      12/31/2010              14.084              15.480 22
                      12/31/2011              15.480              14.015 21
VISL 4  2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 0
                      12/31/2009              10.522              13.764 4
                      12/31/2010              13.764              15.082 5
                      12/31/2011              15.082              13.614 2
VISL 5  2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 2
                      12/31/2009              10.628              13.923 5
                      12/31/2010              13.923              15.280 6
                      12/31/2011              15.280              13.813 5
VISL 6  2.80%
                      12/31/2007              N/A              18.316 0
                      12/31/2008              18.316              10.417 12
                      12/31/2009              10.417              13.606 14
                      12/31/2010              13.606              14.887 14
                      12/31/2011              14.887              13.418 14
VISL 7  2.05%
                      12/31/2008              N/A              10.952 0
                      12/31/2009              10.952              14.412 1
                      12/31/2010              14.412              15.888 1
                      12/31/2011              15.888              14.428 1
VISL 9  2.45%
                      12/31/2008              N/A              10.663 1
                      12/31/2009              10.663              13.977 4
                      12/31/2010              13.977              15.346 4
                      12/31/2011              15.346              13.880 4
AZL JPMorgan International Opportunities Fund
VISB 1  1.90%
                      12/31/2007              N/A              18.912 3
                      12/31/2008              18.912              13.255 3
                      12/31/2009              13.255              16.429 4
                      12/31/2010              16.429              17.079 6
                      12/31/2011              17.079              14.511 9
VISB 10  3.00%
                      12/31/2008              N/A              12.453 0
                      12/31/2009              12.453              15.265 0
                      12/31/2010              15.265              15.695 0
                      12/31/2011              15.695              13.190 0
VISB 11  2.85%
                      12/31/2008              N/A              12.559 0
                      12/31/2009              12.559              15.419 2
                      12/31/2010              15.419              15.877 1
                      12/31/2011              15.877              13.363 1
VISB 12  3.15%
                      12/31/2008              N/A              12.347 0
                      12/31/2009              12.347              15.113 0
                      12/31/2010              15.113              15.516 0
                      12/31/2011              15.516              13.020 0
VISB 13  3.30%
                      12/31/2009              N/A              14.963 0
                      12/31/2010              14.963              15.338 0
                      12/31/2011              15.338              12.851 0
VISB 14  2.45%
                      12/31/2009              N/A              15.837 1
                      12/31/2010              15.837              16.372 1
                      12/31/2011              16.372              13.835 0
VISB 3  2.60%
                      12/31/2007              N/A              18.303 0
                      12/31/2008              18.303              12.739 1
                      12/31/2009              12.739              15.679 10
                      12/31/2010              15.679              16.185 10
                      12/31/2011              16.185              13.656 10
VISB 4  2.90%
                      12/31/2007              N/A              17.812 0
                      12/31/2008              17.812              12.359 0
                      12/31/2009              12.359              15.166 1
                      12/31/2010              15.166              15.609 1
                      12/31/2011              15.609              13.131 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5  2.75%
                      12/31/2007              N/A              18.176 0
                      12/31/2008              18.176              12.631 1
                      12/31/2009              12.631              15.522 6
                      12/31/2010              15.522              16.000 6
                      12/31/2011              16.000              13.479 7
VISB 6  3.05%
                      12/31/2007              N/A              17.687 0
                      12/31/2008              17.687              12.255 0
                      12/31/2009              12.255              15.015 1
                      12/31/2010              15.015              15.430 2
                      12/31/2011              15.430              12.961 1
VISB 7  2.30%
                      12/31/2008              N/A              12.958 0
                      12/31/2009              12.958              15.996 2
                      12/31/2010              15.996              16.562 2
                      12/31/2011              16.562              14.016 2
VISB 9  2.70%
                      12/31/2008              N/A              12.667 0
                      12/31/2009              12.667              15.574 3
                      12/31/2010              15.574              16.061 3
                      12/31/2011              16.061              13.538 3
VISC 1  2.45%
                      12/31/2008              N/A              12.848 0
                      12/31/2009              12.848              15.837 0
                      12/31/2010              15.837              16.372 0
                      12/31/2011              16.372              13.835 0
VISC 10  3.00%
                      12/31/2008              N/A              12.453 0
                      12/31/2009              12.453              15.265 0
                      12/31/2010              15.265              15.695 0
                      12/31/2011              15.695              13.190 0
VISC 11  2.30%
                      12/31/2009              N/A              15.996 0
                      12/31/2010              15.996              16.562 0
                      12/31/2011              16.562              14.016 0
VISC 12  3.15%
                      12/31/2009              N/A              15.113 0
                      12/31/2010              15.113              15.516 0
                      12/31/2011              15.516              13.020 0
VISC 14  1.75%
                      12/31/2009              N/A              16.581 0
                      12/31/2010              16.581              17.263 0
                      12/31/2011              17.263              14.689 0
VISC 15  2.05%
                      12/31/2009              N/A              16.265 0
                      12/31/2010              16.265              16.883 0
                      12/31/2011              16.883              14.323 0
VISC 2  2.75%
                      12/31/2008              N/A              12.631 0
                      12/31/2009              12.631              15.522 0
                      12/31/2010              15.522              16.000 0
                      12/31/2011              16.000              13.479 0
VISC 3  2.60%
                      12/31/2008              N/A              12.739 0
                      12/31/2009              12.739              15.679 0
                      12/31/2010              15.679              16.185 0
                      12/31/2011              16.185              13.656 0
VISC 4  2.90%
                      12/31/2008              N/A              12.524 0
                      12/31/2009              12.524              15.368 0
                      12/31/2010              15.368              15.816 0
                      12/31/2011              15.816              13.305 0
VISC 5  2.15%
                      12/31/2008              N/A              13.068 0
                      12/31/2009              13.068              16.157 0
                      12/31/2010              16.157              16.754 0
                      12/31/2011              16.754              14.200 0
VISC 7  2.55%
                      12/31/2008              N/A              12.775 0
                      12/31/2009              12.775              15.731 0
                      12/31/2010              15.731              16.247 0
                      12/31/2011              16.247              13.715 0
VISC 8  2.85%
                      12/31/2008              N/A              12.559 0
                      12/31/2009              12.559              15.419 0
                      12/31/2010              15.419              15.877 0
                      12/31/2011              15.877              13.363 0
VISC 9  2.70%
                      12/31/2008              N/A              12.667 0
                      12/31/2009              12.667              15.574 0
                      12/31/2010              15.574              16.061 0
                      12/31/2011              16.061              13.538 0
VISI 10  2.50%
                      12/31/2008              N/A              12.811 0
                      12/31/2009              12.811              15.784 1
                      12/31/2010              15.784              16.310 1
                      12/31/2011              16.310              13.775 1
VISI 11  2.35%
                      12/31/2008              N/A              12.921 1
                      12/31/2009              12.921              15.943 2
                      12/31/2010              15.943              16.499 2
                      12/31/2011              16.499              13.955 2
VISI 12  2.65%
                      12/31/2008              N/A              12.703 0
                      12/31/2009              12.703              15.626 0
                      12/31/2010              15.626              16.123 0
                      12/31/2011              16.123              13.597 0
VISI 13  1.95%
                      12/31/2009              N/A              16.374 14
                      12/31/2010              16.374              17.013 13
                      12/31/2011              17.013              14.448 7
VISI 14  2.80%
                      12/31/2009              N/A              15.471 0
                      12/31/2010              15.471              15.938 0
                      12/31/2011              15.938              13.421 0
VISI 2  1.70%
                      12/31/2007              N/A              19.090 1
                      12/31/2008              19.090              13.407 2
                      12/31/2009              13.407              16.650 8
                      12/31/2010              16.650              17.343 6
                      12/31/2011              17.343              14.765 6

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3  2.10%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              13.105 12
                      12/31/2009              13.105              16.211 49
                      12/31/2010              16.211              16.818 59
                      12/31/2011              16.818              14.261 62
VISI 4  2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 3
                      12/31/2009              12.884              15.890 6
                      12/31/2010              15.890              16.435 9
                      12/31/2011              16.435              13.895 10
VISI 5  2.25%
                      12/31/2007              N/A              18.605 0
                      12/31/2008              18.605              12.994 2
                      12/31/2009              12.994              16.049 6
                      12/31/2010              16.049              16.626 7
                      12/31/2011              16.626              14.077 7
VISI 6  2.55%
                      12/31/2007              N/A              18.346 0
                      12/31/2008              18.346              12.775 0
                      12/31/2009              12.775              15.731 0
                      12/31/2010              15.731              16.247 1
                      12/31/2011              16.247              13.715 1
VISI 7  1.80%
                      12/31/2008              N/A              13.331 20
                      12/31/2009              13.331              16.539 34
                      12/31/2010              16.539              17.210 30
                      12/31/2011              17.210              14.637 30
VISI 9  2.20%
                      12/31/2008              N/A              12.861 1
                      12/31/2009              12.861              15.892 1
                      12/31/2010              15.892              16.471 1
                      12/31/2011              16.471              13.953 1
VISL 1  1.65%
                      12/31/2007              N/A              19.135 0
                      12/31/2008              19.135              13.445 0
                      12/31/2009              13.445              16.706 3
                      12/31/2010              16.706              17.410 8
                      12/31/2011              17.410              14.829 9
VISL 10  2.75%
                      12/31/2008              N/A              12.631 0
                      12/31/2009              12.631              15.522 0
                      12/31/2010              15.522              16.000 0
                      12/31/2011              16.000              13.479 0
VISL 11  2.60%
                      12/31/2008              N/A              12.739 0
                      12/31/2009              12.739              15.679 0
                      12/31/2010              15.679              16.185 0
                      12/31/2011              16.185              13.656 0
VISL 12  2.90%
                      12/31/2008              N/A              12.524 0
                      12/31/2009              12.524              15.368 0
                      12/31/2010              15.368              15.816 0
                      12/31/2011              15.816              13.305 0
VISL 13  2.20%
                      12/31/2009              N/A              15.892 1
                      12/31/2010              15.892              16.471 2
                      12/31/2011              16.471              13.953 2
VISL 14  3.05%
                      12/31/2009              N/A              15.015 0
                      12/31/2010              15.015              15.430 0
                      12/31/2011              15.430              12.961 0
VISL 2  1.95%
                      12/31/2007              N/A              18.868 0
                      12/31/2008              18.868              13.218 1
                      12/31/2009              13.218              16.374 2
                      12/31/2010              16.374              17.013 1
                      12/31/2011              17.013              14.448 15
VISL 3  2.35%
                      12/31/2007              N/A              18.519 0
                      12/31/2008              18.519              12.921 4
                      12/31/2009              12.921              15.943 16
                      12/31/2010              15.943              16.499 14
                      12/31/2011              16.499              13.955 15
VISL 4  2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 1
                      12/31/2009              12.703              15.626 2
                      12/31/2010              15.626              16.123 3
                      12/31/2011              16.123              13.597 4
VISL 5  2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 0
                      12/31/2009              12.811              15.784 4
                      12/31/2010              15.784              16.310 5
                      12/31/2011              16.310              13.775 5
VISL 6  2.80%
                      12/31/2007              N/A              18.133 0
                      12/31/2008              18.133              12.595 0
                      12/31/2009              12.595              15.471 1
                      12/31/2010              15.471              15.938 1
                      12/31/2011              15.938              13.421 1
VISL 7  2.05%
                      12/31/2008              N/A              13.143 0
                      12/31/2009              13.143              16.265 4
                      12/31/2010              16.265              16.883 4
                      12/31/2011              16.883              14.323 5
VISL 9  2.45%
                      12/31/2008              N/A              12.848 0
                      12/31/2009              12.848              15.837 0
                      12/31/2010              15.837              16.372 0
                      12/31/2011              16.372              13.835 0
AZL JPMorgan U.S. Equity Fund
VISB 1  1.90%
                      12/31/2007              N/A              12.704 0
                      12/31/2008              12.704              7.643 1
                      12/31/2009              7.643              10.027 2
                      12/31/2010              10.027              11.115 2
                      12/31/2011              11.115              10.666 3

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10  3.00%
                      12/31/2008              N/A              7.261 0
                      12/31/2009              7.261              9.422 0
                      12/31/2010              9.422              10.329 0
                      12/31/2011              10.329              9.804 0
VISB 11  2.85%
                      12/31/2008              N/A              7.311 0
                      12/31/2009              7.311              9.501 0
                      12/31/2010              9.501              10.432 0
                      12/31/2011              10.432              9.917 0
VISB 12  3.15%
                      12/31/2008              N/A              7.210 0
                      12/31/2009              7.210              9.342 0
                      12/31/2010              9.342              10.226 0
                      12/31/2011              10.226              9.692 0
VISB 13  3.30%
                      12/31/2009              N/A              9.263 0
                      12/31/2010              9.263              10.124 0
                      12/31/2011              10.124              9.581 0
VISB 14  2.45%
                      12/31/2009              N/A              9.719 1
                      12/31/2010              9.719              10.714 1
                      12/31/2011              10.714              10.226 1
VISB 3  2.60%
                      12/31/2007              N/A              12.382 0
                      12/31/2008              12.382              7.397 4
                      12/31/2009              7.397              9.637 5
                      12/31/2010              9.637              10.607 6
                      12/31/2011              10.607              10.109 6
VISB 4  2.90%
                      12/31/2007              N/A              12.123 0
                      12/31/2008              12.123              7.221 0
                      12/31/2009              7.221              9.379 2
                      12/31/2010              9.379              10.292 2
                      12/31/2011              10.292              9.779 1
VISB 5  2.75%
                      12/31/2007              N/A              12.314 0
                      12/31/2008              12.314              7.345 1
                      12/31/2009              7.345              9.555 1
                      12/31/2010              9.555              10.502 1
                      12/31/2011              10.502              9.993 1
VISB 6  3.05%
                      12/31/2007              N/A              12.056 0
                      12/31/2008              12.056              7.170 0
                      12/31/2009              7.170              9.300 1
                      12/31/2010              9.300              10.190 1
                      12/31/2011              10.190              9.668 0
VISB 7  2.30%
                      12/31/2008              N/A              7.501 3
                      12/31/2009              7.501              9.802 3
                      12/31/2010              9.802              10.822 3
                      12/31/2011              10.822              10.344 3
VISB 9  2.70%
                      12/31/2008              N/A              7.363 0
                      12/31/2009              7.363              9.582 0
                      12/31/2010              9.582              10.537 0
                      12/31/2011              10.537              10.031 0
VISC 1  2.45%
                      12/31/2008              N/A              7.449 0
                      12/31/2009              7.449              9.719 0
                      12/31/2010              9.719              10.714 0
                      12/31/2011              10.714              10.226 0
VISC 10  3.00%
                      12/31/2008              N/A              7.261 0
                      12/31/2009              7.261              9.422 0
                      12/31/2010              9.422              10.329 0
                      12/31/2011              10.329              9.804 0
VISC 11  2.30%
                      12/31/2009              N/A              9.802 1
                      12/31/2010              9.802              10.822 1
                      12/31/2011              10.822              10.344 1
VISC 12  3.15%
                      12/31/2009              N/A              9.342 0
                      12/31/2010              9.342              10.226 0
                      12/31/2011              10.226              9.692 0
VISC 14  1.75%
                      12/31/2009              N/A              10.105 0
                      12/31/2010              10.105              11.217 0
                      12/31/2011              11.217              10.781 0
VISC 15  2.05%
                      12/31/2009              N/A              9.943 0
                      12/31/2010              9.943              11.004 0
                      12/31/2011              11.004              10.545 0
VISC 2  2.75%
                      12/31/2008              N/A              7.345 0
                      12/31/2009              7.345              9.555 0
                      12/31/2010              9.555              10.502 0
                      12/31/2011              10.502              9.993 0
VISC 3  2.60%
                      12/31/2008              N/A              7.397 0
                      12/31/2009              7.397              9.637 0
                      12/31/2010              9.637              10.607 0
                      12/31/2011              10.607              10.109 0
VISC 4  2.90%
                      12/31/2008              N/A              7.294 0
                      12/31/2009              7.294              9.474 0
                      12/31/2010              9.474              10.397 0
                      12/31/2011              10.397              9.879 0
VISC 5  2.15%
                      12/31/2008              N/A              7.555 0
                      12/31/2009              7.555              9.887 0
                      12/31/2010              9.887              10.931 0
                      12/31/2011              10.931              10.464 0
VISC 7  2.55%
                      12/31/2008              N/A              7.414 0
                      12/31/2009              7.414              9.664 0
                      12/31/2010              9.664              10.643 0
                      12/31/2011              10.643              10.147 0
VISC 8  2.85%
                      12/31/2008              N/A              7.311 0
                      12/31/2009              7.311              9.501 0
                      12/31/2010              9.501              10.432 0
                      12/31/2011              10.432              9.917 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9  2.70%
                      12/31/2008              N/A              7.363 0
                      12/31/2009              7.363              9.582 0
                      12/31/2010              9.582              10.537 0
                      12/31/2011              10.537              10.031 0
VISI 10  2.50%
                      12/31/2008              N/A              7.432 0
                      12/31/2009              7.432              9.692 1
                      12/31/2010              9.692              10.678 1
                      12/31/2011              10.678              10.186 1
VISI 11  2.35%
                      12/31/2008              N/A              7.484 1
                      12/31/2009              7.484              9.775 1
                      12/31/2010              9.775              10.786 1
                      12/31/2011              10.786              10.304 1
VISI 12  2.65%
                      12/31/2008              N/A              7.380 0
                      12/31/2009              7.380              9.610 0
                      12/31/2010              9.610              10.572 0
                      12/31/2011              10.572              10.070 0
VISI 13  1.95%
                      12/31/2009              N/A              9.999 2
                      12/31/2010              9.999              11.078 2
                      12/31/2011              11.078              10.626 2
VISI 14  2.80%
                      12/31/2009              N/A              9.528 0
                      12/31/2010              9.528              10.467 0
                      12/31/2011              10.467              9.955 0
VISI 2  1.70%
                      12/31/2007              N/A              12.798 2
                      12/31/2008              12.798              7.715 3
                      12/31/2009              7.715              10.142 6
                      12/31/2010              10.142              11.264 0
                      12/31/2011              11.264              10.831 2
VISI 3  2.10%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.572 12
                      12/31/2009              7.572              9.914 23
                      12/31/2010              9.914              10.967 21
                      12/31/2011              10.967              10.504 20
VISI 4  2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 5
                      12/31/2009              7.467              9.747 10
                      12/31/2010              9.747              10.750 12
                      12/31/2011              10.750              10.265 11
VISI 5  2.25%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.519 8
                      12/31/2009              7.519              9.830 10
                      12/31/2010              9.830              10.858 14
                      12/31/2011              10.858              10.384 14
VISI 6  2.55%
                      12/31/2007              N/A              12.404 0
                      12/31/2008              12.404              7.414 0
                      12/31/2009              7.414              9.664 2
                      12/31/2010              9.664              10.643 2
                      12/31/2011              10.643              10.147 2
VISI 7  1.80%
                      12/31/2008              N/A              7.679 9
                      12/31/2009              7.679              10.085 21
                      12/31/2010              10.085              11.189 22
                      12/31/2011              11.189              10.749 19
VISI 9  2.20%
                      12/31/2008              N/A              7.461 2
                      12/31/2009              7.461              9.759 2
                      12/31/2010              9.759              10.784 2
                      12/31/2011              10.784              10.319 2
VISL 1  1.65%
                      12/31/2007              N/A              12.821 1
                      12/31/2008              12.821              7.733 5
                      12/31/2009              7.733              10.171 3
                      12/31/2010              10.171              11.302 4
                      12/31/2011              11.302              10.873 4
VISL 10  2.75%
                      12/31/2008              N/A              7.345 0
                      12/31/2009              7.345              9.555 0
                      12/31/2010              9.555              10.502 0
                      12/31/2011              10.502              9.993 0
VISL 11  2.60%
                      12/31/2008              N/A              7.397 0
                      12/31/2009              7.397              9.637 0
                      12/31/2010              9.637              10.607 0
                      12/31/2011              10.607              10.109 0
VISL 12  2.90%
                      12/31/2008              N/A              7.294 0
                      12/31/2009              7.294              9.474 0
                      12/31/2010              9.474              10.397 0
                      12/31/2011              10.397              9.879 0
VISL 13  2.20%
                      12/31/2009              N/A              9.759 1
                      12/31/2010              9.759              10.784 2
                      12/31/2011              10.784              10.319 0
VISL 14  3.05%
                      12/31/2009              N/A              9.300 0
                      12/31/2010              9.300              10.190 0
                      12/31/2011              10.190              9.668 0
VISL 2  1.95%
                      12/31/2007              N/A              12.681 0
                      12/31/2008              12.681              7.625 0
                      12/31/2009              7.625              9.999 0
                      12/31/2010              9.999              11.078 1
                      12/31/2011              11.078              10.626 1
VISL 3  2.35%
                      12/31/2007              N/A              12.496 0
                      12/31/2008              12.496              7.484 5
                      12/31/2009              7.484              9.775 7
                      12/31/2010              9.775              10.786 5
                      12/31/2011              10.786              10.304 3
VISL 4  2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 0
                      12/31/2009              7.380              9.610 0
                      12/31/2010              9.610              10.572 0
                      12/31/2011              10.572              10.070 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5  2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 0
                      12/31/2009              7.432              9.692 2
                      12/31/2010              9.692              10.678 1
                      12/31/2011              10.678              10.186 1
VISL 6  2.80%
                      12/31/2007              N/A              12.291 0
                      12/31/2008              12.291              7.328 2
                      12/31/2009              7.328              9.528 2
                      12/31/2010              9.528              10.467 1
                      12/31/2011              10.467              9.955 1
VISL 7  2.05%
                      12/31/2008              N/A              7.590 0
                      12/31/2009              7.590              9.943 1
                      12/31/2010              9.943              11.004 0
                      12/31/2011              11.004              10.545 0
VISL 9  2.45%
                      12/31/2008              N/A              7.449 0
                      12/31/2009              7.449              9.719 1
                      12/31/2010              9.719              10.714 1
                      12/31/2011              10.714              10.226 1
AZL MFS Investors Trust Fund
VISB 1  1.90%
                      12/31/2007              N/A              14.674 5
                      12/31/2008              14.674              8.622 5
                      12/31/2009              8.622              12.843 23
                      12/31/2010              12.843              13.989 6
                      12/31/2011              13.989              13.422 26
VISB 10  3.00%
                      12/31/2008              N/A              8.281 0
                      12/31/2009              8.281              12.200 0
                      12/31/2010              12.200              13.143 0
                      12/31/2011              13.143              12.473 0
VISB 11  2.85%
                      12/31/2008              N/A              8.326 0
                      12/31/2009              8.326              12.285 1
                      12/31/2010              12.285              13.254 1
                      12/31/2011              13.254              12.597 1
VISB 12  3.15%
                      12/31/2008              N/A              8.236 0
                      12/31/2009              8.236              12.115 0
                      12/31/2010              12.115              13.032 0
                      12/31/2011              13.032              12.349 0
VISB 13  3.30%
                      12/31/2009              N/A              12.030 0
                      12/31/2010              12.030              12.921 0
                      12/31/2011              12.921              12.226 0
VISB 14  2.45%
                      12/31/2009              N/A              12.517 9
                      12/31/2010              12.517              13.559 9
                      12/31/2011              13.559              12.938 8
VISB 3  2.60%
                      12/31/2007              N/A              14.401 0
                      12/31/2008              14.401              8.403 5
                      12/31/2009              8.403              12.429 10
                      12/31/2010              12.429              13.444 6
                      12/31/2011              13.444              12.809 5
VISB 4  2.90%
                      12/31/2007              N/A              14.185 0
                      12/31/2008              14.185              8.252 1
                      12/31/2009              8.252              12.169 1
                      12/31/2010              12.169              13.123 1
                      12/31/2011              13.123              12.466 2
VISB 5  2.75%
                      12/31/2007              N/A              14.344 0
                      12/31/2008              14.344              8.357 3
                      12/31/2009              8.357              12.342 10
                      12/31/2010              12.342              13.330 10
                      12/31/2011              13.330              12.682 10
VISB 6  3.05%
                      12/31/2007              N/A              14.128 0
                      12/31/2008              14.128              8.207 0
                      12/31/2009              8.207              12.084 1
                      12/31/2010              12.084              13.012 3
                      12/31/2011              13.012              12.342 3
VISB 7  2.30%
                      12/31/2008              N/A              8.497 16
                      12/31/2009              8.497              12.605 18
                      12/31/2010              12.605              13.675 18
                      12/31/2011              13.675              13.068 16
VISB 9  2.70%
                      12/31/2008              N/A              8.372 0
                      12/31/2009              8.372              12.371 2
                      12/31/2010              12.371              13.368 2
                      12/31/2011              13.368              12.724 2
VISC 1  2.45%
                      12/31/2008              N/A              8.450 0
                      12/31/2009              8.450              12.517 0
                      12/31/2010              12.517              13.559 0
                      12/31/2011              13.559              12.938 0
VISC 10  3.00%
                      12/31/2008              N/A              8.281 0
                      12/31/2009              8.281              12.200 0
                      12/31/2010              12.200              13.143 0
                      12/31/2011              13.143              12.473 0
VISC 11  2.30%
                      12/31/2009              N/A              12.605 2
                      12/31/2010              12.605              13.675 2
                      12/31/2011              13.675              13.068 1
VISC 12  3.15%
                      12/31/2009              N/A              12.115 0
                      12/31/2010              12.115              13.032 0
                      12/31/2011              13.032              12.349 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 14  1.75%
                      12/31/2009              N/A              12.933 0
                      12/31/2010              12.933              14.108 0
                      12/31/2011              14.108              13.557 0
VISC 15  2.05%
                      12/31/2009              N/A              12.754 0
                      12/31/2010              12.754              13.871 0
                      12/31/2011              13.871              13.289 0
VISC 2  2.75%
                      12/31/2008              N/A              8.357 0
                      12/31/2009              8.357              12.342 0
                      12/31/2010              12.342              13.330 0
                      12/31/2011              13.330              12.682 0
VISC 3  2.60%
                      12/31/2008              N/A              8.403 0
                      12/31/2009              8.403              12.429 0
                      12/31/2010              12.429              13.444 0
                      12/31/2011              13.444              12.809 0
VISC 4  2.90%
                      12/31/2008              N/A              8.311 0
                      12/31/2009              8.311              12.256 0
                      12/31/2010              12.256              13.217 0
                      12/31/2011              13.217              12.555 0
VISC 5  2.15%
                      12/31/2008              N/A              8.544 0
                      12/31/2009              8.544              12.694 0
                      12/31/2010              12.694              13.792 0
                      12/31/2011              13.792              13.200 0
VISC 7  2.55%
                      12/31/2008              N/A              8.419 0
                      12/31/2009              8.419              12.458 0
                      12/31/2010              12.458              13.482 0
                      12/31/2011              13.482              12.852 0
VISC 8  2.85%
                      12/31/2008              N/A              8.326 0
                      12/31/2009              8.326              12.285 0
                      12/31/2010              12.285              13.254 0
                      12/31/2011              13.254              12.597 0
VISC 9  2.70%
                      12/31/2008              N/A              8.372 0
                      12/31/2009              8.372              12.371 0
                      12/31/2010              12.371              13.368 0
                      12/31/2011              13.368              12.724 0
VISI 10  2.50%
                      12/31/2008              N/A              8.434 2
                      12/31/2009              8.434              12.487 8
                      12/31/2010              12.487              13.520 10
                      12/31/2011              13.520              12.895 7
VISI 11  2.35%
                      12/31/2008              N/A              8.481 0
                      12/31/2009              8.481              12.575 5
                      12/31/2010              12.575              13.636 0
                      12/31/2011              13.636              13.025 0
VISI 12  2.65%
                      12/31/2008              N/A              8.388 0
                      12/31/2009              8.388              12.400 0
                      12/31/2010              12.400              13.406 0
                      12/31/2011              13.406              12.767 0
VISI 13  1.95%
                      12/31/2009              N/A              12.813 31
                      12/31/2010              12.813              13.949 35
                      12/31/2011              13.949              13.377 33
VISI 14  2.80%
                      12/31/2009              N/A              12.313 0
                      12/31/2010              12.313              13.292 0
                      12/31/2011              13.292              12.639 0
VISI 2  1.70%
                      12/31/2007              N/A              14.752 0
                      12/31/2008              14.752              8.686 0
                      12/31/2009              8.686              12.964 6
                      12/31/2010              12.964              14.148 10
                      12/31/2011              14.148              13.602 12
VISI 3  2.10%
                      12/31/2007              N/A              14.595 0
                      12/31/2008              14.595              8.559 10
                      12/31/2009              8.559              12.723 30
                      12/31/2010              12.723              13.831 36
                      12/31/2011              13.831              13.244 34
VISI 4  2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 1
                      12/31/2009              8.465              12.546 1
                      12/31/2010              12.546              13.597 2
                      12/31/2011              13.597              12.981 1
VISI 5  2.25%
                      12/31/2007              N/A              14.537 0
                      12/31/2008              14.537              8.512 6
                      12/31/2009              8.512              12.634 8
                      12/31/2010              12.634              13.713 12
                      12/31/2011              13.713              13.112 12
VISI 6  2.55%
                      12/31/2007              N/A              14.421 0
                      12/31/2008              14.421              8.419 2
                      12/31/2009              8.419              12.458 3
                      12/31/2010              12.458              13.482 3
                      12/31/2011              13.482              12.852 3
VISI 7  1.80%
                      12/31/2008              N/A              8.654 19
                      12/31/2009              8.654              12.903 38
                      12/31/2010              12.903              14.069 39
                      12/31/2011              14.069              13.512 33
VISI 9  2.20%
                      12/31/2008              N/A              8.467 0
                      12/31/2009              8.467              12.574 2
                      12/31/2010              12.574              13.654 2
                      12/31/2011              13.654              13.062 3

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1  1.65%
                      12/31/2007              N/A              14.772 2
                      12/31/2008              14.772              8.702 5
                      12/31/2009              8.702              12.994 3
                      12/31/2010              12.994              14.189 5
                      12/31/2011              14.189              13.648 10
VISL 10  2.75%
                      12/31/2008              N/A              8.357 0
                      12/31/2009              8.357              12.342 0
                      12/31/2010              12.342              13.330 0
                      12/31/2011              13.330              12.682 0
VISL 11  2.60%
                      12/31/2008              N/A              8.403 0
                      12/31/2009              8.403              12.429 0
                      12/31/2010              12.429              13.444 0
                      12/31/2011              13.444              12.809 0
VISL 12  2.90%
                      12/31/2008              N/A              8.311 0
                      12/31/2009              8.311              12.256 0
                      12/31/2010              12.256              13.217 0
                      12/31/2011              13.217              12.555 0
VISL 13  2.20%
                      12/31/2009              N/A              12.574 4
                      12/31/2010              12.574              13.654 4
                      12/31/2011              13.654              13.062 4
VISL 14  3.05%
                      12/31/2009              N/A              12.084 0
                      12/31/2010              12.084              13.012 0
                      12/31/2011              13.012              12.342 0
VISL 2  1.95%
                      12/31/2007              N/A              14.654 0
                      12/31/2008              14.654              8.607 4
                      12/31/2009              8.607              12.813 5
                      12/31/2010              12.813              13.949 5
                      12/31/2011              13.949              13.377 4
VISL 3  2.35%
                      12/31/2007              N/A              14.498 0
                      12/31/2008              14.498              8.481 7
                      12/31/2009              8.481              12.575 7
                      12/31/2010              12.575              13.636 10
                      12/31/2011              13.636              13.025 9
VISL 4  2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 4
                      12/31/2009              8.388              12.400 8
                      12/31/2010              12.400              13.406 9
                      12/31/2011              13.406              12.767 9
VISL 5  2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 10
                      12/31/2009              8.434              12.487 8
                      12/31/2010              12.487              13.520 7
                      12/31/2011              13.520              12.895 7
VISL 6  2.80%
                      12/31/2007              N/A              14.325 0
                      12/31/2008              14.325              8.342 4
                      12/31/2009              8.342              12.313 7
                      12/31/2010              12.313              13.292 7
                      12/31/2011              13.292              12.639 6
VISL 7  2.05%
                      12/31/2008              N/A              8.575 5
                      12/31/2009              8.575              12.754 5
                      12/31/2010              12.754              13.871 4
                      12/31/2011              13.871              13.289 5
VISL 9  2.45%
                      12/31/2008              N/A              8.450 0
                      12/31/2009              8.450              12.517 0
                      12/31/2010              12.517              13.559 1
                      12/31/2011              13.559              12.938 1
AZL Mid Cap Index Fund
VISB 1  1.90%
                      12/31/2010              N/A              11.611 0
                      12/31/2011              11.611              11.129 1
VISB 10  3.00%
                      12/31/2010              N/A              11.574 0
                      12/31/2011              11.574              10.972 0
VISB 11  2.85%
                      12/31/2010              N/A              11.579 0
                      12/31/2011              11.579              10.993 0
VISB 12  3.15%
                      12/31/2010              N/A              11.569 0
                      12/31/2011              11.569              10.951 0
VISB 14  2.45%
                      12/31/2010              N/A              11.592 0
                      12/31/2011              11.592              11.050 0
VISB 3  2.60%
                      12/31/2010              N/A              11.587 0
                      12/31/2011              11.587              11.029 0
VISB 4  2.90%
                      12/31/2010              N/A              11.577 0
                      12/31/2011              11.577              10.986 0
VISB 5  2.75%
                      12/31/2010              N/A              11.582 0
                      12/31/2011              11.582              11.007 1
VISB 6  3.05%
                      12/31/2010              N/A              11.572 0
                      12/31/2011              11.572              10.965 0
VISB 7  2.30%
                      12/31/2010              N/A              11.597 0
                      12/31/2011              11.597              11.071 0
VISB 9  2.70%
                      12/31/2010              N/A              11.584 0
                      12/31/2011              11.584              11.015 0
VISC 1  2.45%
                      12/31/2010              N/A              11.592 0
                      12/31/2011              11.592              11.050 0
VISC 10  3.00%
                      12/31/2010              N/A              11.574 0
                      12/31/2011              11.574              10.972 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11  2.30%
                      12/31/2010              N/A              11.597 0
                      12/31/2011              11.597              11.071 0
VISC 14  1.75%
                      12/31/2010              N/A              11.616 0
                      12/31/2011              11.616              11.150 0
VISC 15  2.05%
                      12/31/2010              N/A              11.606 0
                      12/31/2011              11.606              11.107 0
VISC 2  2.75%
                      12/31/2010              N/A              11.582 0
                      12/31/2011              11.582              11.007 0
VISC 3  2.60%
                      12/31/2010              N/A              11.587 0
                      12/31/2011              11.587              11.029 0
VISC 4  2.90%
                      12/31/2010              N/A              11.577 0
                      12/31/2011              11.577              10.986 0
VISC 5  2.15%
                      12/31/2010              N/A              11.602 0
                      12/31/2011              11.602              11.093 0
VISC 7  2.55%
                      12/31/2010              N/A              11.589 0
                      12/31/2011              11.589              11.036 0
VISC 8  2.85%
                      12/31/2010              N/A              11.579 0
                      12/31/2011              11.579              10.993 0
VISC 9  2.70%
                      12/31/2010              N/A              11.584 0
                      12/31/2011              11.584              11.015 0
VISI 10  2.50%
                      12/31/2010              N/A              11.591 0
                      12/31/2011              11.591              11.043 0
VISI 11  2.35%
                      12/31/2010              N/A              11.596 0
                      12/31/2011              11.596              11.064 0
VISI 12  2.65%
                      12/31/2010              N/A              11.586 0
                      12/31/2011              11.586              11.022 0
VISI 13  1.95%
                      12/31/2010              N/A              11.609 0
                      12/31/2011              11.609              11.121 0
VISI 2  1.70%
                      12/31/2010              N/A              11.618 1
                      12/31/2011              11.618              11.157 1
VISI 3  2.10%
                      12/31/2010              N/A              11.604 0
                      12/31/2011              11.604              11.100 0
VISI 4  2.40%
                      12/31/2010              N/A              11.594 0
                      12/31/2011              11.594              11.057 0
VISI 5  2.25%
                      12/31/2010              N/A              11.599 0
                      12/31/2011              11.599              11.079 4
VISI 6  2.55%
                      12/31/2010              N/A              11.589 0
                      12/31/2011              11.589              11.036 0
VISI 7  1.80%
                      12/31/2010              N/A              11.614 0
                      12/31/2011              11.614              11.143 1
VISI 9  2.20%
                      12/31/2010              N/A              11.601 0
                      12/31/2011              11.601              11.086 0
VISL 1  1.65%
                      12/31/2010              N/A              11.619 1
                      12/31/2011              11.619              11.165 5
VISL 10  2.75%
                      12/31/2010              N/A              11.582 0
                      12/31/2011              11.582              11.007 1
VISL 11  2.60%
                      12/31/2010              N/A              11.587 0
                      12/31/2011              11.587              11.029 0
VISL 12  2.90%
                      12/31/2010              N/A              11.577 0
                      12/31/2011              11.577              10.986 0
VISL 13  2.20%
                      12/31/2010              N/A              11.601 1
                      12/31/2011              11.601              11.086 1
VISL 2  1.95%
                      12/31/2010              N/A              11.609 0
                      12/31/2011              11.609              11.121 19
VISL 3  2.35%
                      12/31/2010              N/A              11.596 0
                      12/31/2011              11.596              11.064 1
VISL 4  2.65%
                      12/31/2010              N/A              11.586 0
                      12/31/2011              11.586              11.022 0
VISL 5  2.50%
                      12/31/2010              N/A              11.591 0
                      12/31/2011              11.591              11.043 0
VISL 6  2.80%
                      12/31/2010              N/A              11.581 0
                      12/31/2011              11.581              11.000 0
VISL 7  2.05%
                      12/31/2010              N/A              11.606 6
                      12/31/2011              11.606              11.107 6
VISL 9  2.45%
                      12/31/2010              N/A              11.592 0
                      12/31/2011              11.592              11.050 0
AZL Money Market Fund
VISB 1  1.90%
                      12/31/2007              N/A              10.318 47
                      12/31/2008              10.318              10.370 125
                      12/31/2009              10.370              10.197 144
                      12/31/2010              10.197              10.006 262
                      12/31/2011              10.006              9.819 127
VISB 10  3.00%
                      12/31/2008              N/A              9.743 7
                      12/31/2009              9.743              9.475 3
                      12/31/2010              9.475              9.196 2
                      12/31/2011              9.196              8.925 6

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 11  2.85%
                      12/31/2008              N/A              9.874 8
                      12/31/2009              9.874              9.617 8
                      12/31/2010              9.617              9.348 1
                      12/31/2011              9.348              9.086 2
VISB 12  3.15%
                      12/31/2008              N/A              9.613 11
                      12/31/2009              9.613              9.335 0
                      12/31/2010              9.335              9.046 0
                      12/31/2011              9.046              8.767 2
VISB 13  3.30%
                      12/31/2009              N/A              8.996 0
                      12/31/2010              8.996              8.705 0
                      12/31/2011              8.705              8.423 4
VISB 14  2.45%
                      12/31/2009              N/A              10.007 0
                      12/31/2010              10.007              9.765 0
                      12/31/2011              9.765              9.530 0
VISB 3  2.60%
                      12/31/2007              N/A              9.828 0
                      12/31/2008              9.828              9.809 86
                      12/31/2009              9.809              9.578 181
                      12/31/2010              9.578              9.333 141
                      12/31/2011              9.333              9.094 102
VISB 4  2.90%
                      12/31/2007              N/A              9.625 0
                      12/31/2008              9.625              9.577 21
                      12/31/2009              9.577              9.324 20
                      12/31/2010              9.324              9.058 20
                      12/31/2011              9.058              8.800 27
VISB 5  2.75%
                      12/31/2007              N/A              9.726 0
                      12/31/2008              9.726              9.692 2
                      12/31/2009              9.692              9.450 13
                      12/31/2010              9.450              9.194 6
                      12/31/2011              9.194              8.946 4
VISB 6  3.05%
                      12/31/2007              N/A              9.525 0
                      12/31/2008              9.525              9.464 197
                      12/31/2009              9.464              9.200 0
                      12/31/2010              9.200              8.924 8
                      12/31/2011              8.924              8.657 21
VISB 7  2.30%
                      12/31/2008              N/A              10.046 1
                      12/31/2009              10.046              9.839 18
                      12/31/2010              9.839              9.616 11
                      12/31/2011              9.616              9.398 8
VISB 9  2.70%
                      12/31/2008              N/A              10.007 0
                      12/31/2009              10.007              9.762 0
                      12/31/2010              9.762              9.502 15
                      12/31/2011              9.502              9.250 0
VISC 1  2.45%
                      12/31/2008              N/A              10.233 3
                      12/31/2009              10.233              10.007 4
                      12/31/2010              10.007              9.765 4
                      12/31/2011              9.765              9.530 0
VISC 10  3.00%
                      12/31/2008              N/A              9.743 0
                      12/31/2009              9.743              9.475 0
                      12/31/2010              9.475              9.196 0
                      12/31/2011              9.196              8.925 0
VISC 11  2.30%
                      12/31/2009              N/A              9.839 0
                      12/31/2010              9.839              9.616 0
                      12/31/2011              9.616              9.398 0
VISC 12  3.15%
                      12/31/2009              N/A              9.335 0
                      12/31/2010              9.335              9.046 0
                      12/31/2011              9.046              8.767 0
VISC 14  1.75%
                      12/31/2009              N/A              10.718 0
                      12/31/2010              10.718              10.533 18
                      12/31/2011              10.533              10.351 0
VISC 15  2.05%
                      12/31/2009              N/A              10.412 0
                      12/31/2010              10.412              10.202 0
                      12/31/2011              10.202              9.995 1
VISC 2  2.75%
                      12/31/2008              N/A              9.962 13
                      12/31/2009              9.962              9.713 0
                      12/31/2010              9.713              9.451 0
                      12/31/2011              9.451              9.195 0
VISC 3  2.60%
                      12/31/2008              N/A              10.097 0
                      12/31/2009              10.097              9.859 0
                      12/31/2010              9.859              9.607 0
                      12/31/2011              9.607              9.361 0
VISC 4  2.90%
                      12/31/2008              N/A              9.830 0
                      12/31/2009              9.830              9.570 0
                      12/31/2010              9.570              9.297 0
                      12/31/2011              9.297              9.032 0
VISC 5  2.15%
                      12/31/2008              N/A              10.510 0
                      12/31/2009              10.510              10.309 0
                      12/31/2010              10.309              10.091 0
                      12/31/2011              10.091              9.877 0
VISC 7  2.55%
                      12/31/2008              N/A              10.142 0
                      12/31/2009              10.142              9.908 0
                      12/31/2010              9.908              9.659 0
                      12/31/2011              9.659              9.417 0
VISC 8  2.85%
                      12/31/2008              N/A              9.874 1
                      12/31/2009              9.874              9.617 5
                      12/31/2010              9.617              9.348 4
                      12/31/2011              9.348              9.086 4
VISC 9  2.70%
                      12/31/2008              N/A              10.007 0
                      12/31/2009              10.007              9.762 0
                      12/31/2010              9.762              9.502 0
                      12/31/2011              9.502              9.250 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.50%
                      12/31/2008              N/A              10.187 54
                      12/31/2009              10.187              9.957 27
                      12/31/2010              9.957              9.712 30
                      12/31/2011              9.712              9.473 23
VISI 11  2.35%
                      12/31/2008              N/A              10.325 0
                      12/31/2009              10.325              10.107 9
                      12/31/2010              10.107              9.873 24
                      12/31/2011              9.873              9.644 21
VISI 12  2.65%
                      12/31/2008              N/A              10.052 19
                      12/31/2009              10.052              9.810 9
                      12/31/2010              9.810              9.554 10
                      12/31/2011              9.554              9.305 18
VISI 13  1.95%
                      12/31/2009              N/A              10.516 9
                      12/31/2010              10.516              10.314 6
                      12/31/2011              10.314              10.115 4
VISI 14  2.80%
                      12/31/2009              N/A              9.665 0
                      12/31/2010              9.665              9.399 0
                      12/31/2011              9.399              9.140 8
VISI 2  1.70%
                      12/31/2007              N/A              10.864 0
                      12/31/2008              10.864              10.941 17
                      12/31/2009              10.941              10.780 15
                      12/31/2010              10.780              10.599 10
                      12/31/2011              10.599              10.421 35
VISI 3  2.10%
                      12/31/2007              N/A              10.525 0
                      12/31/2008              10.525              10.557 91
                      12/31/2009              10.557              10.361 159
                      12/31/2010              10.361              10.146 112
                      12/31/2011              10.146              9.936 51
VISI 4  2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 87
                      12/31/2009              10.279              10.057 19
                      12/31/2010              10.057              9.819 32
                      12/31/2011              9.819              9.587 40
VISI 5  2.25%
                      12/31/2007              N/A              10.401 0
                      12/31/2008              10.401              10.417 11
                      12/31/2009              10.417              10.208 60
                      12/31/2010              10.208              9.981 93
                      12/31/2011              9.981              9.760 68
VISI 6  2.55%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              10.142 14
                      12/31/2009              10.142              9.908 4
                      12/31/2010              9.908              9.659 2
                      12/31/2011              9.659              9.417 5
VISI 7  1.80%
                      12/31/2008              N/A              10.844 82
                      12/31/2009              10.844              10.674 203
                      12/31/2010              10.674              10.484 134
                      12/31/2011              10.484              10.298 164
VISI 9  2.20%
                      12/31/2008              N/A              10.126 18
                      12/31/2009              10.126              9.927 19
                      12/31/2010              9.927              9.712 51
                      12/31/2011              9.712              9.501 51
VISL 1  1.65%
                      12/31/2007              N/A              10.907 0
                      12/31/2008              10.907              10.990 24
                      12/31/2009              10.990              10.834 37
                      12/31/2010              10.834              10.657 118
                      12/31/2011              10.657              10.484 315
VISL 10  2.75%
                      12/31/2008              N/A              9.962 56
                      12/31/2009              9.962              9.713 24
                      12/31/2010              9.713              9.451 8
                      12/31/2011              9.451              9.195 15
VISL 11  2.60%
                      12/31/2008              N/A              10.097 0
                      12/31/2009              10.097              9.859 3
                      12/31/2010              9.859              9.607 4
                      12/31/2011              9.607              9.361 15
VISL 12  2.90%
                      12/31/2008              N/A              9.830 0
                      12/31/2009              9.830              9.570 1
                      12/31/2010              9.570              9.297 1
                      12/31/2011              9.297              9.032 0
VISL 13  2.20%
                      12/31/2009              N/A              9.927 21
                      12/31/2010              9.927              9.712 9
                      12/31/2011              9.712              9.501 19
VISL 14  3.05%
                      12/31/2009              N/A              9.200 0
                      12/31/2010              9.200              8.924 0
                      12/31/2011              8.924              8.657 0
VISL 2  1.95%
                      12/31/2007              N/A              10.651 12
                      12/31/2008              10.651              10.700 36
                      12/31/2009              10.700              10.516 21
                      12/31/2010              10.516              10.314 14
                      12/31/2011              10.314              10.115 203
VISL 3  2.35%
                      12/31/2007              N/A              10.318 0
                      12/31/2008              10.318              10.325 43
                      12/31/2009              10.325              10.107 31
                      12/31/2010              10.107              9.873 80
                      12/31/2011              9.873              9.644 63
VISL 4  2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 100
                      12/31/2009              10.052              9.810 78
                      12/31/2010              9.810              9.554 76
                      12/31/2011              9.554              9.305 78
VISL 5  2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 19
                      12/31/2009              10.187              9.957 7
                      12/31/2010              9.957              9.712 15
                      12/31/2011              9.712              9.473 13

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              9.957 0
                      12/31/2008              9.957              9.918 5
                      12/31/2009              9.918              9.665 1
                      12/31/2010              9.665              9.399 12
                      12/31/2011              9.399              9.140 5
VISL 7  2.05%
                      12/31/2008              N/A              10.605 1
                      12/31/2009              10.605              10.412 37
                      12/31/2010              10.412              10.202 3
                      12/31/2011              10.202              9.995 6
VISL 9  2.45%
                      12/31/2008              N/A              10.233 35
                      12/31/2009              10.233              10.007 22
                      12/31/2010              10.007              9.765 0
                      12/31/2011              9.765              9.530 0
AZL Morgan Stanley Global Real Estate Fund
VISB 1  1.90%
                      12/31/2007              N/A              10.761 4
                      12/31/2008              10.761              5.719 7
                      12/31/2009              5.719              7.867 4
                      12/31/2010              7.867              9.329 4
                      12/31/2011              9.329              8.244 4
VISB 10  3.00%
                      12/31/2008              N/A              5.554 0
                      12/31/2009              5.554              7.555 0
                      12/31/2010              7.555              8.862 0
                      12/31/2011              8.862              7.746 0
VISB 11  2.85%
                      12/31/2008              N/A              5.575 0
                      12/31/2009              5.575              7.597 3
                      12/31/2010              7.597              8.923 3
                      12/31/2011              8.923              7.811 3
VISB 12  3.15%
                      12/31/2008              N/A              5.531 0
                      12/31/2009              5.531              7.514 0
                      12/31/2010              7.514              8.800 0
                      12/31/2011              8.800              7.680 0
VISB 13  3.30%
                      12/31/2009              N/A              7.473 0
                      12/31/2010              7.473              8.738 0
                      12/31/2011              8.738              7.615 0
VISB 14  2.45%
                      12/31/2009              N/A              7.709 0
                      12/31/2010              7.709              9.092 0
                      12/31/2011              9.092              7.990 0
VISB 3  2.60%
                      12/31/2007              N/A              10.636 0
                      12/31/2008              10.636              5.613 11
                      12/31/2009              5.613              7.667 12
                      12/31/2010              7.667              9.028 14
                      12/31/2011              9.028              7.923 13
VISB 4  2.90%
                      12/31/2007              N/A              10.539 0
                      12/31/2008              10.539              5.545 1
                      12/31/2009              5.545              7.552 1
                      12/31/2010              7.552              8.866 1
                      12/31/2011              8.866              7.757 1
VISB 5  2.75%
                      12/31/2007              N/A              10.609 0
                      12/31/2008              10.609              5.590 7
                      12/31/2009              5.590              7.625 11
                      12/31/2010              7.625              8.965 10
                      12/31/2011              8.965              7.856 10
VISB 6  3.05%
                      12/31/2007              N/A              10.512 0
                      12/31/2008              10.512              5.523 5
                      12/31/2009              5.523              7.510 4
                      12/31/2010              7.510              8.804 5
                      12/31/2011              8.804              7.691 5
VISB 7  2.30%
                      12/31/2008              N/A              5.658 2
                      12/31/2009              5.658              7.752 3
                      12/31/2010              7.752              9.156 2
                      12/31/2011              9.156              8.059 2
VISB 9  2.70%
                      12/31/2008              N/A              5.598 0
                      12/31/2009              5.598              7.639 3
                      12/31/2010              7.639              8.986 3
                      12/31/2011              8.986              7.878 3
VISC 1  2.45%
                      12/31/2008              N/A              5.635 0
                      12/31/2009              5.635              7.709 0
                      12/31/2010              7.709              9.092 0
                      12/31/2011              9.092              7.990 0
VISC 10  3.00%
                      12/31/2008              N/A              5.554 0
                      12/31/2009              5.554              7.555 0
                      12/31/2010              7.555              8.862 0
                      12/31/2011              8.862              7.746 0
VISC 11  2.30%
                      12/31/2009              N/A              7.752 0
                      12/31/2010              7.752              9.156 0
                      12/31/2011              9.156              8.059 0
VISC 12  3.15%
                      12/31/2009              N/A              7.514 0
                      12/31/2010              7.514              8.800 0
                      12/31/2011              8.800              7.680 0
VISC 14  1.75%
                      12/31/2009              N/A              7.910 1
                      12/31/2010              7.910              9.395 1
                      12/31/2011              9.395              8.314 0
VISC 15  2.05%
                      12/31/2009              N/A              7.824 0
                      12/31/2010              7.824              9.264 0
                      12/31/2011              9.264              8.174 0
VISC 2  2.75%
                      12/31/2008              N/A              5.590 0
                      12/31/2009              5.590              7.625 0
                      12/31/2010              7.625              8.965 0
                      12/31/2011              8.965              7.856 0
VISC 3  2.60%
                      12/31/2008              N/A              5.613 0
                      12/31/2009              5.613              7.667 0
                      12/31/2010              7.667              9.028 0
                      12/31/2011              9.028              7.923 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              5.568 0
                      12/31/2009              5.568              7.583 0
                      12/31/2010              7.583              8.902 0
                      12/31/2011              8.902              7.789 0
VISC 5  2.15%
                      12/31/2008              N/A              5.681 0
                      12/31/2009              5.681              7.795 0
                      12/31/2010              7.795              9.221 0
                      12/31/2011              9.221              8.128 0
VISC 7  2.55%
                      12/31/2008              N/A              5.620 0
                      12/31/2009              5.620              7.681 0
                      12/31/2010              7.681              9.049 0
                      12/31/2011              9.049              7.945 0
VISC 8  2.85%
                      12/31/2008              N/A              5.575 0
                      12/31/2009              5.575              7.597 0
                      12/31/2010              7.597              8.923 0
                      12/31/2011              8.923              7.811 0
VISC 9  2.70%
                      12/31/2008              N/A              5.598 0
                      12/31/2009              5.598              7.639 0
                      12/31/2010              7.639              8.986 0
                      12/31/2011              8.986              7.878 0
VISI 10  2.50%
                      12/31/2008              N/A              5.628 0
                      12/31/2009              5.628              7.695 0
                      12/31/2010              7.695              9.071 3
                      12/31/2011              9.071              7.968 1
VISI 11  2.35%
                      12/31/2008              N/A              5.651 0
                      12/31/2009              5.651              7.738 0
                      12/31/2010              7.738              9.135 0
                      12/31/2011              9.135              8.036 0
VISI 12  2.65%
                      12/31/2008              N/A              5.605 0
                      12/31/2009              5.605              7.653 0
                      12/31/2010              7.653              9.007 0
                      12/31/2011              9.007              7.900 0
VISI 13  1.95%
                      12/31/2009              N/A              7.852 10
                      12/31/2010              7.852              9.307 10
                      12/31/2011              9.307              8.221 11
VISI 14  2.80%
                      12/31/2009              N/A              7.611 0
                      12/31/2010              7.611              8.944 0
                      12/31/2011              8.944              7.833 0
VISI 2  1.70%
                      12/31/2007              N/A              10.797 1
                      12/31/2008              10.797              5.750 1
                      12/31/2009              5.750              7.925 1
                      12/31/2010              7.925              9.417 2
                      12/31/2011              9.417              8.338 7
VISI 3  2.10%
                      12/31/2007              N/A              10.725 0
                      12/31/2008              10.725              5.689 14
                      12/31/2009              5.689              7.809 29
                      12/31/2010              7.809              9.242 31
                      12/31/2011              9.242              8.151 30
VISI 4  2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 5
                      12/31/2009              5.643              7.723 9
                      12/31/2010              7.723              9.113 7
                      12/31/2011              9.113              8.013 7
VISI 5  2.25%
                      12/31/2007              N/A              10.698 0
                      12/31/2008              10.698              5.666 9
                      12/31/2009              5.666              7.766 9
                      12/31/2010              7.766              9.177 11
                      12/31/2011              9.177              8.082 17
VISI 6  2.55%
                      12/31/2007              N/A              10.645 0
                      12/31/2008              10.645              5.620 1
                      12/31/2009              5.620              7.681 1
                      12/31/2010              7.681              9.049 1
                      12/31/2011              9.049              7.945 1
VISI 7  1.80%
                      12/31/2008              N/A              5.735 12
                      12/31/2009              5.735              7.896 17
                      12/31/2010              7.896              9.373 16
                      12/31/2011              9.373              8.291 18
VISI 9  2.20%
                      12/31/2008              N/A              5.650 0
                      12/31/2009              5.650              7.748 3
                      12/31/2010              7.748              9.161 3
                      12/31/2011              9.161              8.071 2
VISL 1  1.65%
                      12/31/2007              N/A              10.806 1
                      12/31/2008              10.806              5.758 3
                      12/31/2009              5.758              7.940 2
                      12/31/2010              7.940              9.439 5
                      12/31/2011              9.439              8.362 6
VISL 10  2.75%
                      12/31/2008              N/A              5.590 0
                      12/31/2009              5.590              7.625 0
                      12/31/2010              7.625              8.965 0
                      12/31/2011              8.965              7.856 0
VISL 11  2.60%
                      12/31/2008              N/A              5.613 0
                      12/31/2009              5.613              7.667 0
                      12/31/2010              7.667              9.028 0
                      12/31/2011              9.028              7.923 0
VISL 12  2.90%
                      12/31/2008              N/A              5.568 7
                      12/31/2009              5.568              7.583 6
                      12/31/2010              7.583              8.902 6
                      12/31/2011              8.902              7.789 6

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13  2.20%
                      12/31/2009              N/A              7.748 0
                      12/31/2010              7.748              9.161 1
                      12/31/2011              9.161              8.071 1
VISL 14  3.05%
                      12/31/2009              N/A              7.510 0
                      12/31/2010              7.510              8.804 0
                      12/31/2011              8.804              7.691 0
VISL 2  1.95%
                      12/31/2007              N/A              10.752 0
                      12/31/2008              10.752              5.711 3
                      12/31/2009              5.711              7.852 4
                      12/31/2010              7.852              9.307 3
                      12/31/2011              9.307              8.221 4
VISL 3  2.35%
                      12/31/2007              N/A              10.680 0
                      12/31/2008              10.680              5.651 8
                      12/31/2009              5.651              7.738 8
                      12/31/2010              7.738              9.135 5
                      12/31/2011              9.135              8.036 5
VISL 4  2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 0
                      12/31/2009              5.605              7.653 0
                      12/31/2010              7.653              9.007 1
                      12/31/2011              9.007              7.900 1
VISL 5  2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 1
                      12/31/2009              5.628              7.695 1
                      12/31/2010              7.695              9.071 1
                      12/31/2011              9.071              7.968 1
VISL 6  2.80%
                      12/31/2007              N/A              10.600 0
                      12/31/2008              10.600              5.583 1
                      12/31/2009              5.583              7.611 3
                      12/31/2010              7.611              8.944 2
                      12/31/2011              8.944              7.833 1
VISL 7  2.05%
                      12/31/2008              N/A              5.696 1
                      12/31/2009              5.696              7.824 1
                      12/31/2010              7.824              9.264 0
                      12/31/2011              9.264              8.174 0
VISL 9  2.45%
                      12/31/2008              N/A              5.635 2
                      12/31/2009              5.635              7.709 3
                      12/31/2010              7.709              9.092 3
                      12/31/2011              9.092              7.990 3
AZL Morgan Stanley Mid Cap Growth fund
VISB 1  1.90%
                      12/31/2007              N/A              15.661 1
                      12/31/2008              15.661              7.910 7
                      12/31/2009              7.910              12.237 8
                      12/31/2010              12.237              15.909 22
                      12/31/2011              15.909              14.585 16
VISB 10  3.00%
                      12/31/2008              N/A              7.270 1
                      12/31/2009              7.270              11.123 4
                      12/31/2010              11.123              14.303 6
                      12/31/2011              14.303              12.969 3
VISB 11  2.85%
                      12/31/2008              N/A              7.354 0
                      12/31/2009              7.354              11.269 0
                      12/31/2010              11.269              14.512 0
                      12/31/2011              14.512              13.179 1
VISB 12  3.15%
                      12/31/2008              N/A              7.187 0
                      12/31/2009              7.187              10.979 0
                      12/31/2010              10.979              14.096 1
                      12/31/2011              14.096              12.763 0
VISB 13  3.30%
                      12/31/2009              N/A              10.837 0
                      12/31/2010              10.837              13.893 0
                      12/31/2011              13.893              12.561 0
VISB 14  2.45%
                      12/31/2009              N/A              11.667 2
                      12/31/2010              11.667              15.084 7
                      12/31/2011              15.084              13.754 4
VISB 3  2.60%
                      12/31/2007              N/A              14.946 0
                      12/31/2008              14.946              7.497 16
                      12/31/2009              7.497              11.516 14
                      12/31/2010              11.516              14.867 22
                      12/31/2011              14.867              13.535 21
VISB 4  2.90%
                      12/31/2007              N/A              14.372 0
                      12/31/2008              14.372              7.187 0
                      12/31/2009              7.187              11.007 4
                      12/31/2010              11.007              14.167 6
                      12/31/2011              14.167              12.859 3
VISB 5  2.75%
                      12/31/2007              N/A              14.797 0
                      12/31/2008              14.797              7.411 4
                      12/31/2009              7.411              11.367 7
                      12/31/2010              11.367              14.653 10
                      12/31/2011              14.653              13.320 9
VISB 6  3.05%
                      12/31/2007              N/A              14.228 0
                      12/31/2008              14.228              7.104 0
                      12/31/2009              7.104              10.864 4
                      12/31/2010              10.864              13.963 22
                      12/31/2011              13.963              12.655 15
VISB 7  2.30%
                      12/31/2008              N/A              7.671 2
                      12/31/2009              7.671              11.820 4
                      12/31/2010              11.820              15.305 11
                      12/31/2011              15.305              13.976 9
VISB 9  2.70%
                      12/31/2008              N/A              7.439 0
                      12/31/2009              7.439              11.416 0
                      12/31/2010              11.416              14.724 2
                      12/31/2011              14.724              13.391 3

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              7.583 0
                      12/31/2009              7.583              11.667 0
                      12/31/2010              11.667              15.084 0
                      12/31/2011              15.084              13.754 0
VISC 10  3.00%
                      12/31/2008              N/A              7.270 0
                      12/31/2009              7.270              11.123 0
                      12/31/2010              11.123              14.303 0
                      12/31/2011              14.303              12.969 0
VISC 11  2.30%
                      12/31/2009              N/A              11.820 0
                      12/31/2010              11.820              15.305 1
                      12/31/2011              15.305              13.976 0
VISC 12  3.15%
                      12/31/2009              N/A              10.979 0
                      12/31/2010              10.979              14.096 0
                      12/31/2011              14.096              12.763 0
VISC 14  1.75%
                      12/31/2009              N/A              12.388 1
                      12/31/2010              12.388              16.129 6
                      12/31/2011              16.129              14.809 6
VISC 15  2.05%
                      12/31/2009              N/A              12.079 0
                      12/31/2010              12.079              15.680 0
                      12/31/2011              15.680              14.354 0
VISC 2  2.75%
                      12/31/2008              N/A              7.411 0
                      12/31/2009              7.411              11.367 0
                      12/31/2010              11.367              14.653 1
                      12/31/2011              14.653              13.320 1
VISC 3  2.60%
                      12/31/2008              N/A              7.497 0
                      12/31/2009              7.497              11.516 0
                      12/31/2010              11.516              14.867 0
                      12/31/2011              14.867              13.535 0
VISC 4  2.90%
                      12/31/2008              N/A              7.326 0
                      12/31/2009              7.326              11.220 0
                      12/31/2010              11.220              14.442 0
                      12/31/2011              14.442              13.109 0
VISC 5  2.15%
                      12/31/2008              N/A              7.760 0
                      12/31/2009              7.760              11.975 0
                      12/31/2010              11.975              15.529 0
                      12/31/2011              15.529              14.201 0
VISC 7  2.55%
                      12/31/2008              N/A              7.525 0
                      12/31/2009              7.525              11.566 0
                      12/31/2010              11.566              14.939 0
                      12/31/2011              14.939              13.608 0
VISC 8  2.85%
                      12/31/2008              N/A              7.354 0
                      12/31/2009              7.354              11.269 0
                      12/31/2010              11.269              14.512 2
                      12/31/2011              14.512              13.179 0
VISC 9  2.70%
                      12/31/2008              N/A              7.439 0
                      12/31/2009              7.439              11.416 0
                      12/31/2010              11.416              14.724 0
                      12/31/2011              14.724              13.391 0
VISI 10  2.50%
                      12/31/2008              N/A              7.554 1
                      12/31/2009              7.554              11.616 1
                      12/31/2010              11.616              15.012 6
                      12/31/2011              15.012              13.680 2
VISI 11  2.35%
                      12/31/2008              N/A              7.642 0
                      12/31/2009              7.642              11.769 3
                      12/31/2010              11.769              15.231 1
                      12/31/2011              15.231              13.901 1
VISI 12  2.65%
                      12/31/2008              N/A              7.468 0
                      12/31/2009              7.468              11.466 0
                      12/31/2010              11.466              14.795 2
                      12/31/2011              14.795              13.463 0
VISI 13  1.95%
                      12/31/2009              N/A              12.184 12
                      12/31/2010              12.184              15.832 27
                      12/31/2011              15.832              14.508 24
VISI 14  2.80%
                      12/31/2009              N/A              11.318 0
                      12/31/2010              11.318              14.582 0
                      12/31/2011              14.582              13.249 0
VISI 2  1.70%
                      12/31/2007              N/A              15.872 1
                      12/31/2008              15.872              8.033 3
                      12/31/2009              8.033              12.451 7
                      12/31/2010              12.451              16.220 11
                      12/31/2011              16.220              14.900 20
VISI 3  2.10%
                      12/31/2007              N/A              15.454 0
                      12/31/2008              15.454              7.790 61
                      12/31/2009              7.790              12.027 89
                      12/31/2010              12.027              15.604 111
                      12/31/2011              15.604              14.277 107
VISI 4  2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 2
                      12/31/2009              7.613              11.718 6
                      12/31/2010              11.718              15.158 16
                      12/31/2011              15.158              13.827 10
VISI 5  2.25%
                      12/31/2007              N/A              15.300 0
                      12/31/2008              15.300              7.701 5
                      12/31/2009              7.701              11.871 6
                      12/31/2010              11.871              15.379 11
                      12/31/2011              15.379              14.050 11
VISI 6  2.55%
                      12/31/2007              N/A              14.996 0
                      12/31/2008              14.996              7.525 0
                      12/31/2009              7.525              11.566 2
                      12/31/2010              11.566              14.939 2
                      12/31/2011              14.939              13.608 2

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7  1.80%
                      12/31/2008              N/A              7.971 12
                      12/31/2009              7.971              12.344 22
                      12/31/2010              12.344              16.064 48
                      12/31/2011              16.064              14.742 51
VISI 9  2.20%
                      12/31/2008              N/A              7.583 0
                      12/31/2009              7.583              11.696 3
                      12/31/2010              11.696              15.160 3
                      12/31/2011              15.160              13.857 3
VISL 1  1.65%
                      12/31/2007              N/A              15.925 1
                      12/31/2008              15.925              8.064 3
                      12/31/2009              8.064              12.506 10
                      12/31/2010              12.506              16.299 16
                      12/31/2011              16.299              14.980 22
VISL 10  2.75%
                      12/31/2008              N/A              7.411 0
                      12/31/2009              7.411              11.367 0
                      12/31/2010              11.367              14.653 0
                      12/31/2011              14.653              13.320 0
VISL 11  2.60%
                      12/31/2008              N/A              7.497 0
                      12/31/2009              7.497              11.516 0
                      12/31/2010              11.516              14.867 0
                      12/31/2011              14.867              13.535 0
VISL 12  2.90%
                      12/31/2008              N/A              7.326 0
                      12/31/2009              7.326              11.220 0
                      12/31/2010              11.220              14.442 0
                      12/31/2011              14.442              13.109 0
VISL 13  2.20%
                      12/31/2009              N/A              11.696 1
                      12/31/2010              11.696              15.160 1
                      12/31/2011              15.160              13.857 0
VISL 14  3.05%
                      12/31/2009              N/A              10.864 0
                      12/31/2010              10.864              13.963 0
                      12/31/2011              13.963              12.655 0
VISL 2  1.95%
                      12/31/2007              N/A              15.609 0
                      12/31/2008              15.609              7.880 0
                      12/31/2009              7.880              12.184 1
                      12/31/2010              12.184              15.832 5
                      12/31/2011              15.832              14.508 5
VISL 3  2.35%
                      12/31/2007              N/A              15.198 0
                      12/31/2008              15.198              7.642 10
                      12/31/2009              7.642              11.769 10
                      12/31/2010              11.769              15.231 17
                      12/31/2011              15.231              13.901 19
VISL 4  2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 0
                      12/31/2009              7.468              11.466 0
                      12/31/2010              11.466              14.795 8
                      12/31/2011              14.795              13.463 6
VISL 5  2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 4
                      12/31/2009              7.554              11.616 4
                      12/31/2010              11.616              15.012 5
                      12/31/2011              15.012              13.680 7
VISL 6  2.80%
                      12/31/2007              N/A              14.748 0
                      12/31/2008              14.748              7.382 1
                      12/31/2009              7.382              11.318 1
                      12/31/2010              11.318              14.582 3
                      12/31/2011              14.582              13.249 3
VISL 7  2.05%
                      12/31/2008              N/A              7.820 1
                      12/31/2009              7.820              12.079 1
                      12/31/2010              12.079              15.680 1
                      12/31/2011              15.680              14.354 1
VISL 9  2.45%
                      12/31/2008              N/A              7.583 3
                      12/31/2009              7.583              11.667 3
                      12/31/2010              11.667              15.084 4
                      12/31/2011              15.084              13.754 5
AZL Oppenheimer Discovery Fund
VISB 1  1.90%
                      12/31/2007              N/A              12.602 0
                      12/31/2008              12.602              7.005 0
                      12/31/2009              7.005              9.031 0
                      12/31/2010              9.031              11.415 5
                      12/31/2011              11.415              10.597 6
VISB 10  3.00%
                      12/31/2008              N/A              6.727 0
                      12/31/2009              6.727              8.579 0
                      12/31/2010              8.579              10.725 1
                      12/31/2011              10.725              9.848 1
VISB 11  2.85%
                      12/31/2008              N/A              6.764 0
                      12/31/2009              6.764              8.638 1
                      12/31/2010              8.638              10.816 1
                      12/31/2011              10.816              9.946 1
VISB 12  3.15%
                      12/31/2008              N/A              6.691 0
                      12/31/2009              6.691              8.519 0
                      12/31/2010              8.519              10.634 0
                      12/31/2011              10.634              9.750 0
VISB 13  3.30%
                      12/31/2009              N/A              8.459 0
                      12/31/2010              8.459              10.544 0
                      12/31/2011              10.544              9.653 0
VISB 14  2.45%
                      12/31/2009              N/A              8.801 7
                      12/31/2010              8.801              11.064 5
                      12/31/2011              11.064              10.215 4
VISB 3  2.60%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              6.827 5
                      12/31/2009              6.827              8.740 5
                      12/31/2010              8.740              10.971 4
                      12/31/2011              10.971              10.113 4

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4  2.90%
                      12/31/2007              N/A              12.183 0
                      12/31/2008              12.183              6.704 0
                      12/31/2009              6.704              8.557 0
                      12/31/2010              8.557              10.709 0
                      12/31/2011              10.709              9.842 0
VISB 5  2.75%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              6.789 1
                      12/31/2009              6.789              8.679 2
                      12/31/2010              8.679              10.878 1
                      12/31/2011              10.878              10.012 1
VISB 6  3.05%
                      12/31/2007              N/A              12.134 0
                      12/31/2008              12.134              6.667 0
                      12/31/2009              6.667              8.497 0
                      12/31/2010              8.497              10.618 0
                      12/31/2011              10.618              9.744 0
VISB 7  2.30%
                      12/31/2008              N/A              6.902 3
                      12/31/2009              6.902              8.863 3
                      12/31/2010              8.863              11.159 2
                      12/31/2011              11.159              10.318 2
VISB 9  2.70%
                      12/31/2008              N/A              6.801 0
                      12/31/2009              6.801              8.699 2
                      12/31/2010              8.699              10.908 1
                      12/31/2011              10.908              10.046 1
VISC 1  2.45%
                      12/31/2008              N/A              6.864 0
                      12/31/2009              6.864              8.801 0
                      12/31/2010              8.801              11.064 0
                      12/31/2011              11.064              10.215 0
VISC 10  3.00%
                      12/31/2008              N/A              6.727 0
                      12/31/2009              6.727              8.579 0
                      12/31/2010              8.579              10.725 0
                      12/31/2011              10.725              9.848 0
VISC 11  2.30%
                      12/31/2009              N/A              8.863 0
                      12/31/2010              8.863              11.159 0
                      12/31/2011              11.159              10.318 0
VISC 12  3.15%
                      12/31/2009              N/A              8.519 0
                      12/31/2010              8.519              10.634 0
                      12/31/2011              10.634              9.750 0
VISC 14  1.75%
                      12/31/2009              N/A              9.094 0
                      12/31/2010              9.094              11.513 0
                      12/31/2011              11.513              10.704 0
VISC 15  2.05%
                      12/31/2009              N/A              8.968 0
                      12/31/2010              8.968              11.319 0
                      12/31/2011              11.319              10.492 0
VISC 2  2.75%
                      12/31/2008              N/A              6.789 0
                      12/31/2009              6.789              8.679 0
                      12/31/2010              8.679              10.878 0
                      12/31/2011              10.878              10.012 0
VISC 3  2.60%
                      12/31/2008              N/A              6.827 0
                      12/31/2009              6.827              8.740 0
                      12/31/2010              8.740              10.971 0
                      12/31/2011              10.971              10.113 0
VISC 4  2.90%
                      12/31/2008              N/A              6.752 0
                      12/31/2009              6.752              8.618 0
                      12/31/2010              8.618              10.785 0
                      12/31/2011              10.785              9.913 0
VISC 5  2.15%
                      12/31/2008              N/A              6.941 0
                      12/31/2009              6.941              8.926 0
                      12/31/2010              8.926              11.255 0
                      12/31/2011              11.255              10.422 0
VISC 7  2.55%
                      12/31/2008              N/A              6.839 0
                      12/31/2009              6.839              8.760 0
                      12/31/2010              8.760              11.002 0
                      12/31/2011              11.002              10.147 0
VISC 8  2.85%
                      12/31/2008              N/A              6.764 0
                      12/31/2009              6.764              8.638 0
                      12/31/2010              8.638              10.816 0
                      12/31/2011              10.816              9.946 0
VISC 9  2.70%
                      12/31/2008              N/A              6.801 0
                      12/31/2009              6.801              8.699 0
                      12/31/2010              8.699              10.908 0
                      12/31/2011              10.908              10.046 0
VISI 10  2.50%
                      12/31/2008              N/A              6.852 0
                      12/31/2009              6.852              8.781 0
                      12/31/2010              8.781              11.033 0
                      12/31/2011              11.033              10.181 0
VISI 11  2.35%
                      12/31/2008              N/A              6.890 0
                      12/31/2009              6.890              8.843 0
                      12/31/2010              8.843              11.127 0
                      12/31/2011              11.127              10.283 0
VISI 12  2.65%
                      12/31/2008              N/A              6.814 0
                      12/31/2009              6.814              8.719 0
                      12/31/2010              8.719              10.940 0
                      12/31/2011              10.940              10.080 0
VISI 13  1.95%
                      12/31/2009              N/A              9.010 6
                      12/31/2010              9.010              11.383 5
                      12/31/2011              11.383              10.562 5

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 14  2.80%
                      12/31/2009              N/A              8.658 0
                      12/31/2010              8.658              10.847 0
                      12/31/2011              10.847              9.979 0
VISI 2  1.70%
                      12/31/2007              N/A              12.670 0
                      12/31/2008              12.670              7.056 0
                      12/31/2009              7.056              9.116 0
                      12/31/2010              9.116              11.546 3
                      12/31/2011              11.546              10.739 3
VISI 3  2.10%
                      12/31/2007              N/A              12.535 0
                      12/31/2008              12.535              6.953 2
                      12/31/2009              6.953              8.947 30
                      12/31/2010              8.947              11.286 30
                      12/31/2011              11.286              10.456 26
VISI 4  2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 1
                      12/31/2009              6.877              8.822 2
                      12/31/2010              8.822              11.096 2
                      12/31/2011              11.096              10.249 1
VISI 5  2.25%
                      12/31/2007              N/A              12.485 0
                      12/31/2008              12.485              6.915 4
                      12/31/2009              6.915              8.884 3
                      12/31/2010              8.884              11.191 3
                      12/31/2011              11.191              10.352 2
VISI 6  2.55%
                      12/31/2007              N/A              12.385 0
                      12/31/2008              12.385              6.839 0
                      12/31/2009              6.839              8.760 1
                      12/31/2010              8.760              11.002 1
                      12/31/2011              11.002              10.147 1
VISI 7  1.80%
                      12/31/2008              N/A              7.031 10
                      12/31/2009              7.031              9.073 12
                      12/31/2010              9.073              11.481 11
                      12/31/2011              11.481              10.668 9
VISI 9  2.20%
                      12/31/2008              N/A              6.878 0
                      12/31/2009              6.878              8.841 0
                      12/31/2010              8.841              11.143 0
                      12/31/2011              11.143              10.313 0
VISL 1  1.65%
                      12/31/2007              N/A              12.687 0
                      12/31/2008              12.687              7.069 1
                      12/31/2009              7.069              9.137 2
                      12/31/2010              9.137              11.579 2
                      12/31/2011              11.579              10.775 7
VISL 10  2.75%
                      12/31/2008              N/A              6.789 0
                      12/31/2009              6.789              8.679 0
                      12/31/2010              8.679              10.878 0
                      12/31/2011              10.878              10.012 0
VISL 11  2.60%
                      12/31/2008              N/A              6.827 0
                      12/31/2009              6.827              8.740 0
                      12/31/2010              8.740              10.971 0
                      12/31/2011              10.971              10.113 0
VISL 12  2.90%
                      12/31/2008              N/A              6.752 0
                      12/31/2009              6.752              8.618 0
                      12/31/2010              8.618              10.785 0
                      12/31/2011              10.785              9.913 0
VISL 13  2.20%
                      12/31/2009              N/A              8.841 0
                      12/31/2010              8.841              11.143 0
                      12/31/2011              11.143              10.313 0
VISL 14  3.05%
                      12/31/2009              N/A              8.497 0
                      12/31/2010              8.497              10.618 0
                      12/31/2011              10.618              9.744 0
VISL 2  1.95%
                      12/31/2007              N/A              12.585 0
                      12/31/2008              12.585              6.992 1
                      12/31/2009              6.992              9.010 2
                      12/31/2010              9.010              11.383 7
                      12/31/2011              11.383              10.562 7
VISL 3  2.35%
                      12/31/2007              N/A              12.452 0
                      12/31/2008              12.452              6.890 5
                      12/31/2009              6.890              8.843 8
                      12/31/2010              8.843              11.127 5
                      12/31/2011              11.127              10.283 5
VISL 4  2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 0
                      12/31/2009              6.814              8.719 0
                      12/31/2010              8.719              10.940 0
                      12/31/2011              10.940              10.080 0
VISL 5  2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 1
                      12/31/2009              6.852              8.781 3
                      12/31/2010              8.781              11.033 1
                      12/31/2011              11.033              10.181 1
VISL 6  2.80%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              6.777 1
                      12/31/2009              6.777              8.658 2
                      12/31/2010              8.658              10.847 1
                      12/31/2011              10.847              9.979 2
VISL 7  2.05%
                      12/31/2008              N/A              6.966 6
                      12/31/2009              6.966              8.968 1
                      12/31/2010              8.968              11.319 1
                      12/31/2011              11.319              10.492 1
VISL 9  2.45%
                      12/31/2008              N/A              6.864 1
                      12/31/2009              6.864              8.801 3
                      12/31/2010              8.801              11.064 3
                      12/31/2011              11.064              10.215 3

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL S&P 500 Index Fund
VISB 1  1.90%
                      12/31/2007              N/A              9.849 0
                      12/31/2008              9.849              6.028 12
                      12/31/2009              6.028              7.414 26
                      12/31/2010              7.414              8.335 18
                      12/31/2011              8.335              8.305 24
VISB 10  3.00%
                      12/31/2008              N/A              5.918 0
                      12/31/2009              5.918              7.199 10
                      12/31/2010              7.199              8.005 0
                      12/31/2011              8.005              7.889 0
VISB 11  2.85%
                      12/31/2008              N/A              5.933 0
                      12/31/2009              5.933              7.228 38
                      12/31/2010              7.228              8.049 38
                      12/31/2011              8.049              7.945 36
VISB 12  3.15%
                      12/31/2008              N/A              5.903 0
                      12/31/2009              5.903              7.170 3
                      12/31/2010              7.170              7.961 0
                      12/31/2011              7.961              7.834 0
VISB 13  3.30%
                      12/31/2009              N/A              7.142 6
                      12/31/2010              7.142              7.917 0
                      12/31/2011              7.917              7.780 0
VISB 14  2.45%
                      12/31/2009              N/A              7.306 6
                      12/31/2010              7.306              8.168 3
                      12/31/2011              8.168              8.095 2
VISB 3  2.60%
                      12/31/2007              N/A              9.803 0
                      12/31/2008              9.803              5.958 5
                      12/31/2009              5.958              7.277 47
                      12/31/2010              7.277              8.123 55
                      12/31/2011              8.123              8.038 50
VISB 4  2.90%
                      12/31/2007              N/A              9.771 0
                      12/31/2008              9.771              5.921 0
                      12/31/2009              5.921              7.210 15
                      12/31/2010              7.210              8.025 25
                      12/31/2011              8.025              7.917 24
VISB 5  2.75%
                      12/31/2007              N/A              9.793 0
                      12/31/2008              9.793              5.943 1
                      12/31/2009              5.943              7.248 38
                      12/31/2010              7.248              8.079 35
                      12/31/2011              8.079              7.982 32
VISB 6  3.05%
                      12/31/2007              N/A              9.762 0
                      12/31/2008              9.762              5.906 4
                      12/31/2009              5.906              7.181 32
                      12/31/2010              7.181              7.981 19
                      12/31/2011              7.981              7.862 19
VISB 7  2.30%
                      12/31/2008              N/A              5.988 7
                      12/31/2009              5.988              7.335 11
                      12/31/2010              7.335              8.213 10
                      12/31/2011              8.213              8.152 7
VISB 9  2.70%
                      12/31/2008              N/A              5.948 0
                      12/31/2009              5.948              7.257 9
                      12/31/2010              7.257              8.093 9
                      12/31/2011              8.093              8.001 8
VISC 1  2.45%
                      12/31/2008              N/A              5.973 0
                      12/31/2009              5.973              7.306 0
                      12/31/2010              7.306              8.168 0
                      12/31/2011              8.168              8.095 0
VISC 10  3.00%
                      12/31/2008              N/A              5.918 0
                      12/31/2009              5.918              7.199 0
                      12/31/2010              7.199              8.005 0
                      12/31/2011              8.005              7.889 0
VISC 11  2.30%
                      12/31/2009              N/A              7.335 0
                      12/31/2010              7.335              8.213 0
                      12/31/2011              8.213              8.152 0
VISC 12  3.15%
                      12/31/2009              N/A              7.170 0
                      12/31/2010              7.170              7.961 0
                      12/31/2011              7.961              7.834 0
VISC 14  1.75%
                      12/31/2009              N/A              7.444 0
                      12/31/2010              7.444              8.381 0
                      12/31/2011              8.381              8.364 0
VISC 15  2.05%
                      12/31/2009              N/A              7.385 0
                      12/31/2010              7.385              8.289 0
                      12/31/2011              8.289              8.247 0
VISC 2  2.75%
                      12/31/2008              N/A              5.943 0
                      12/31/2009              5.943              7.248 1
                      12/31/2010              7.248              8.079 1
                      12/31/2011              8.079              7.982 1
VISC 3  2.60%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.277 0
                      12/31/2010              7.277              8.123 0
                      12/31/2011              8.123              8.038 0
VISC 4  2.90%
                      12/31/2008              N/A              5.928 0
                      12/31/2009              5.928              7.219 0
                      12/31/2010              7.219              8.034 0
                      12/31/2011              8.034              7.926 0
VISC 5  2.15%
                      12/31/2008              N/A              6.003 0
                      12/31/2009              6.003              7.365 0
                      12/31/2010              7.365              8.259 0
                      12/31/2011              8.259              8.209 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7  2.55%
                      12/31/2008              N/A              5.963 0
                      12/31/2009              5.963              7.286 0
                      12/31/2010              7.286              8.138 0
                      12/31/2011              8.138              8.057 0
VISC 8  2.85%
                      12/31/2008              N/A              5.933 0
                      12/31/2009              5.933              7.228 6
                      12/31/2010              7.228              8.049 0
                      12/31/2011              8.049              7.945 0
VISC 9  2.70%
                      12/31/2008              N/A              5.948 0
                      12/31/2009              5.948              7.257 0
                      12/31/2010              7.257              8.093 0
                      12/31/2011              8.093              8.001 0
VISI 10  2.50%
                      12/31/2008              N/A              5.968 11
                      12/31/2009              5.968              7.296 36
                      12/31/2010              7.296              8.153 20
                      12/31/2011              8.153              8.076 2
VISI 11  2.35%
                      12/31/2008              N/A              5.983 0
                      12/31/2009              5.983              7.326 4
                      12/31/2010              7.326              8.198 4
                      12/31/2011              8.198              8.133 4
VISI 12  2.65%
                      12/31/2008              N/A              5.953 0
                      12/31/2009              5.953              7.267 26
                      12/31/2010              7.267              8.108 0
                      12/31/2011              8.108              8.019 0
VISI 13  1.95%
                      12/31/2009              N/A              7.404 112
                      12/31/2010              7.404              8.320 99
                      12/31/2011              8.320              8.286 98
VISI 14  2.80%
                      12/31/2009              N/A              7.238 6
                      12/31/2010              7.238              8.064 0
                      12/31/2011              8.064              7.963 0
VISI 2  1.70%
                      12/31/2007              N/A              9.862 0
                      12/31/2008              9.862              6.048 4
                      12/31/2009              6.048              7.454 10
                      12/31/2010              7.454              8.396 14
                      12/31/2011              8.396              8.383 19
VISI 3  2.10%
                      12/31/2007              N/A              9.836 0
                      12/31/2008              9.836              6.008 16
                      12/31/2009              6.008              7.375 91
                      12/31/2010              7.375              8.274 130
                      12/31/2011              8.274              8.228 124
VISI 4  2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 10
                      12/31/2009              5.978              7.316 46
                      12/31/2010              7.316              8.183 12
                      12/31/2011              8.183              8.114 11
VISI 5  2.25%
                      12/31/2007              N/A              9.826 0
                      12/31/2008              9.826              5.993 26
                      12/31/2009              5.993              7.345 83
                      12/31/2010              7.345              8.228 79
                      12/31/2011              8.228              8.171 70
VISI 6  2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 1
                      12/31/2009              5.963              7.286 3
                      12/31/2010              7.286              8.138 1
                      12/31/2011              8.138              8.057 1
VISI 7  1.80%
                      12/31/2008              N/A              6.038 69
                      12/31/2009              6.038              7.434 185
                      12/31/2010              7.434              8.366 229
                      12/31/2011              8.366              8.344 251
VISI 9  2.20%
                      12/31/2008              N/A              5.991 0
                      12/31/2009              5.991              7.346 19
                      12/31/2010              7.346              8.234 19
                      12/31/2011              8.234              8.180 11
VISL 1  1.65%
                      12/31/2007              N/A              9.865 0
                      12/31/2008              9.865              6.053 4
                      12/31/2009              6.053              7.464 17
                      12/31/2010              7.464              8.412 26
                      12/31/2011              8.412              8.403 44
VISL 10  2.75%
                      12/31/2008              N/A              5.943 0
                      12/31/2009              5.943              7.248 1
                      12/31/2010              7.248              8.079 0
                      12/31/2011              8.079              7.982 0
VISL 11  2.60%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.277 28
                      12/31/2010              7.277              8.123 28
                      12/31/2011              8.123              8.038 28
VISL 12  2.90%
                      12/31/2008              N/A              5.928 3
                      12/31/2009              5.928              7.219 3
                      12/31/2010              7.219              8.034 3
                      12/31/2011              8.034              7.926 2
VISL 13  2.20%
                      12/31/2009              N/A              7.346 24
                      12/31/2010              7.346              8.234 24
                      12/31/2011              8.234              8.180 22
VISL 14  3.05%
                      12/31/2009              N/A              7.181 0
                      12/31/2010              7.181              7.981 0
                      12/31/2011              7.981              7.862 0
VISL 2  1.95%
                      12/31/2007              N/A              9.846 0
                      12/31/2008              9.846              6.023 5
                      12/31/2009              6.023              7.404 5
                      12/31/2010              7.404              8.320 6
                      12/31/2011              8.320              8.286 13

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 20
                      12/31/2009              5.983              7.326 48
                      12/31/2010              7.326              8.198 49
                      12/31/2011              8.198              8.133 43
VISL 4  2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 0
                      12/31/2009              5.953              7.267 14
                      12/31/2010              7.267              8.108 5
                      12/31/2011              8.108              8.019 5
VISL 5  2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 0
                      12/31/2009              5.968              7.296 4
                      12/31/2010              7.296              8.153 3
                      12/31/2011              8.153              8.076 3
VISL 6  2.80%
                      12/31/2007              N/A              9.790 0
                      12/31/2008              9.790              5.938 5
                      12/31/2009              5.938              7.238 11
                      12/31/2010              7.238              8.064 11
                      12/31/2011              8.064              7.963 10
VISL 7  2.05%
                      12/31/2008              N/A              6.013 1
                      12/31/2009              6.013              7.385 4
                      12/31/2010              7.385              8.289 8
                      12/31/2011              8.289              8.247 8
VISL 9  2.45%
                      12/31/2008              N/A              5.973 0
                      12/31/2009              5.973              7.306 0
                      12/31/2010              7.306              8.168 0
                      12/31/2011              8.168              8.095 0
AZL Schroder Emerging Markets Equity Fund
VISB 1  1.90%
                      12/31/2007              N/A              13.343 6
                      12/31/2008              13.343              6.299 10
                      12/31/2009              6.299              10.616 5
                      12/31/2010              10.616              11.708 8
                      12/31/2011              11.708              9.504 8
VISB 10  3.00%
                      12/31/2008              N/A              6.116 0
                      12/31/2009              6.116              10.196 5
                      12/31/2010              10.196              11.122 1
                      12/31/2011              11.122              8.929 1
VISB 11  2.85%
                      12/31/2008              N/A              6.140 0
                      12/31/2009              6.140              10.251 1
                      12/31/2010              10.251              11.199 3
                      12/31/2011              11.199              9.005 4
VISB 12  3.15%
                      12/31/2008              N/A              6.092 0
                      12/31/2009              6.092              10.140 1
                      12/31/2010              10.140              11.044 0
                      12/31/2011              11.044              8.854 0
VISB 13  3.30%
                      12/31/2009              N/A              10.084 2
                      12/31/2010              10.084              10.967 0
                      12/31/2011              10.967              8.779 0
VISB 14  2.45%
                      12/31/2009              N/A              10.404 1
                      12/31/2010              10.404              11.411 1
                      12/31/2011              11.411              9.212 0
VISB 3  2.60%
                      12/31/2007              N/A              13.187 0
                      12/31/2008              13.187              6.182 10
                      12/31/2009              6.182              10.346 16
                      12/31/2010              10.346              11.331 15
                      12/31/2011              11.331              9.134 16
VISB 4  2.90%
                      12/31/2007              N/A              13.067 0
                      12/31/2008              13.067              6.107 2
                      12/31/2009              6.107              10.191 9
                      12/31/2010              10.191              11.127 5
                      12/31/2011              11.127              8.942 6
VISB 5  2.75%
                      12/31/2007              N/A              13.154 0
                      12/31/2008              13.154              6.157 4
                      12/31/2009              6.157              10.289 8
                      12/31/2010              10.289              11.252 7
                      12/31/2011              11.252              9.056 8
VISB 6  3.05%
                      12/31/2007              N/A              13.035 0
                      12/31/2008              13.035              6.083 0
                      12/31/2009              6.083              10.135 12
                      12/31/2010              10.135              11.049 11
                      12/31/2011              11.049              8.867 12
VISB 7  2.30%
                      12/31/2008              N/A              6.232 4
                      12/31/2009              6.232              10.461 5
                      12/31/2010              10.461              11.491 5
                      12/31/2011              11.491              9.290 5
VISB 9  2.70%
                      12/31/2008              N/A              6.165 0
                      12/31/2009              6.165              10.308 2
                      12/31/2010              10.308              11.278 3
                      12/31/2011              11.278              9.082 4
VISC 1  2.45%
                      12/31/2008              N/A              6.207 4
                      12/31/2009              6.207              10.404 2
                      12/31/2010              10.404              11.411 1
                      12/31/2011              11.411              9.212 1
VISC 10  3.00%
                      12/31/2008              N/A              6.116 0
                      12/31/2009              6.116              10.196 0
                      12/31/2010              10.196              11.122 0
                      12/31/2011              11.122              8.929 0
VISC 11  2.30%
                      12/31/2009              N/A              10.461 1
                      12/31/2010              10.461              11.491 1
                      12/31/2011              11.491              9.290 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12  3.15%
                      12/31/2009              N/A              10.140 0
                      12/31/2010              10.140              11.044 0
                      12/31/2011              11.044              8.854 0
VISC 14  1.75%
                      12/31/2009              N/A              10.675 0
                      12/31/2010              10.675              11.791 4
                      12/31/2011              11.791              9.585 3
VISC 15  2.05%
                      12/31/2009              N/A              10.558 0
                      12/31/2010              10.558              11.627 0
                      12/31/2011              11.627              9.424 0
VISC 2  2.75%
                      12/31/2008              N/A              6.157 0
                      12/31/2009              6.157              10.289 0
                      12/31/2010              10.289              11.252 0
                      12/31/2011              11.252              9.056 1
VISC 3  2.60%
                      12/31/2008              N/A              6.182 0
                      12/31/2009              6.182              10.346 0
                      12/31/2010              10.346              11.331 0
                      12/31/2011              11.331              9.134 0
VISC 4  2.90%
                      12/31/2008              N/A              6.132 0
                      12/31/2009              6.132              10.233 0
                      12/31/2010              10.233              11.173 0
                      12/31/2011              11.173              8.979 0
VISC 5  2.15%
                      12/31/2008              N/A              6.257 0
                      12/31/2009              6.257              10.519 0
                      12/31/2010              10.519              11.573 0
                      12/31/2011              11.573              9.370 0
VISC 7  2.55%
                      12/31/2008              N/A              6.190 0
                      12/31/2009              6.190              10.365 0
                      12/31/2010              10.365              11.357 0
                      12/31/2011              11.357              9.160 0
VISC 8  2.85%
                      12/31/2008              N/A              6.140 0
                      12/31/2009              6.140              10.251 2
                      12/31/2010              10.251              11.199 3
                      12/31/2011              11.199              9.005 3
VISC 9  2.70%
                      12/31/2008              N/A              6.165 0
                      12/31/2009              6.165              10.308 0
                      12/31/2010              10.308              11.278 0
                      12/31/2011              11.278              9.082 0
VISI 10  2.50%
                      12/31/2008              N/A              6.198 0
                      12/31/2009              6.198              10.384 6
                      12/31/2010              10.384              11.384 0
                      12/31/2011              11.384              9.186 0
VISI 11  2.35%
                      12/31/2008              N/A              6.223 1
                      12/31/2009              6.223              10.442 3
                      12/31/2010              10.442              11.464 2
                      12/31/2011              11.464              9.264 2
VISI 12  2.65%
                      12/31/2008              N/A              6.173 0
                      12/31/2009              6.173              10.327 9
                      12/31/2010              10.327              11.304 0
                      12/31/2011              11.304              9.108 0
VISI 13  1.95%
                      12/31/2009              N/A              10.597 5
                      12/31/2010              10.597              11.681 6
                      12/31/2011              11.681              9.477 7
VISI 14  2.80%
                      12/31/2009              N/A              10.270 2
                      12/31/2010              10.270              11.225 0
                      12/31/2011              11.225              9.030 0
VISI 2  1.70%
                      12/31/2007              N/A              13.388 1
                      12/31/2008              13.388              6.333 7
                      12/31/2009              6.333              10.695 10
                      12/31/2010              10.695              11.818 16
                      12/31/2011              11.818              9.612 27
VISI 3  2.10%
                      12/31/2007              N/A              13.298 0
                      12/31/2008              13.298              6.265 13
                      12/31/2009              6.265              10.538 24
                      12/31/2010              10.538              11.599 38
                      12/31/2011              11.599              9.397 39
VISI 4  2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 2
                      12/31/2009              6.215              10.423 20
                      12/31/2010              10.423              11.437 8
                      12/31/2011              11.437              9.238 9
VISI 5  2.25%
                      12/31/2007              N/A              13.265 0
                      12/31/2008              13.265              6.240 17
                      12/31/2009              6.240              10.480 26
                      12/31/2010              10.480              11.518 26
                      12/31/2011              11.518              9.317 31
VISI 6  2.55%
                      12/31/2007              N/A              13.198 0
                      12/31/2008              13.198              6.190 0
                      12/31/2009              6.190              10.365 1
                      12/31/2010              10.365              11.357 0
                      12/31/2011              11.357              9.160 0
VISI 7  1.80%
                      12/31/2008              N/A              6.316 7
                      12/31/2009              6.316              10.656 14
                      12/31/2010              10.656              11.763 23
                      12/31/2011              11.763              9.558 26
VISI 9  2.20%
                      12/31/2008              N/A              6.222 0
                      12/31/2009              6.222              10.456 1
                      12/31/2010              10.456              11.497 1
                      12/31/2011              11.497              9.305 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1  1.65%
                      12/31/2007              N/A              13.399 6
                      12/31/2008              13.399              6.341 18
                      12/31/2009              6.341              10.714 7
                      12/31/2010              10.714              11.846 16
                      12/31/2011              11.846              9.640 18
VISL 10  2.75%
                      12/31/2008              N/A              6.157 0
                      12/31/2009              6.157              10.289 0
                      12/31/2010              10.289              11.252 1
                      12/31/2011              11.252              9.056 1
VISL 11  2.60%
                      12/31/2008              N/A              6.182 0
                      12/31/2009              6.182              10.346 2
                      12/31/2010              10.346              11.331 2
                      12/31/2011              11.331              9.134 0
VISL 12  2.90%
                      12/31/2008              N/A              6.132 9
                      12/31/2009              6.132              10.233 7
                      12/31/2010              10.233              11.173 7
                      12/31/2011              11.173              8.979 8
VISL 13  2.20%
                      12/31/2009              N/A              10.456 3
                      12/31/2010              10.456              11.497 2
                      12/31/2011              11.497              9.305 2
VISL 14  3.05%
                      12/31/2009              N/A              10.135 0
                      12/31/2010              10.135              11.049 0
                      12/31/2011              11.049              8.867 0
VISL 2  1.95%
                      12/31/2007              N/A              13.332 0
                      12/31/2008              13.332              6.290 2
                      12/31/2009              6.290              10.597 3
                      12/31/2010              10.597              11.681 7
                      12/31/2011              11.681              9.477 10
VISL 3  2.35%
                      12/31/2007              N/A              13.243 0
                      12/31/2008              13.243              6.223 11
                      12/31/2009              6.223              10.442 14
                      12/31/2010              10.442              11.464 20
                      12/31/2011              11.464              9.264 24
VISL 4  2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 0
                      12/31/2009              6.173              10.327 5
                      12/31/2010              10.327              11.304 3
                      12/31/2011              11.304              9.108 3
VISL 5  2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 3
                      12/31/2009              6.198              10.384 4
                      12/31/2010              10.384              11.384 4
                      12/31/2011              11.384              9.186 5
VISL 6  2.80%
                      12/31/2007              N/A              13.143 0
                      12/31/2008              13.143              6.149 14
                      12/31/2009              6.149              10.270 14
                      12/31/2010              10.270              11.225 14
                      12/31/2011              11.225              9.030 15
VISL 7  2.05%
                      12/31/2008              N/A              6.274 2
                      12/31/2009              6.274              10.558 3
                      12/31/2010              10.558              11.627 4
                      12/31/2011              11.627              9.424 4
VISL 9  2.45%
                      12/31/2008              N/A              6.207 0
                      12/31/2009              6.207              10.404 1
                      12/31/2010              10.404              11.411 1
                      12/31/2011              11.411              9.212 1
AZL Small Cap Stock Index Fund
VISB 1  1.90%
                      12/31/2007              N/A              9.298 5
                      12/31/2008              9.298              6.300 11
                      12/31/2009              6.300              7.717 10
                      12/31/2010              7.717              9.501 20
                      12/31/2011              9.501              9.350 8
VISB 10  3.00%
                      12/31/2008              N/A              6.185 0
                      12/31/2009              6.185              7.493 8
                      12/31/2010              7.493              9.125 1
                      12/31/2011              9.125              8.882 1
VISB 11  2.85%
                      12/31/2008              N/A              6.200 0
                      12/31/2009              6.200              7.523 0
                      12/31/2010              7.523              9.175 0
                      12/31/2011              9.175              8.944 0
VISB 12  3.15%
                      12/31/2008              N/A              6.169 0
                      12/31/2009              6.169              7.463 2
                      12/31/2010              7.463              9.075 0
                      12/31/2011              9.075              8.820 0
VISB 13  3.30%
                      12/31/2009              N/A              7.433 4
                      12/31/2010              7.433              9.025 0
                      12/31/2011              9.025              8.758 0
VISB 14  2.45%
                      12/31/2009              N/A              7.604 0
                      12/31/2010              7.604              9.311 0
                      12/31/2011              9.311              9.113 0
VISB 3  2.60%
                      12/31/2007              N/A              9.254 0
                      12/31/2008              9.254              6.226 4
                      12/31/2009              6.226              7.574 4
                      12/31/2010              7.574              9.260 8
                      12/31/2011              9.260              9.050 8

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4  2.90%
                      12/31/2007              N/A              9.225 0
                      12/31/2008              9.225              6.188 1
                      12/31/2009              6.188              7.504 11
                      12/31/2010              7.504              9.148 5
                      12/31/2011              9.148              8.913 4
VISB 5  2.75%
                      12/31/2007              N/A              9.245 0
                      12/31/2008              9.245              6.211 1
                      12/31/2009              6.211              7.543 7
                      12/31/2010              7.543              9.209 7
                      12/31/2011              9.209              8.986 7
VISB 6  3.05%
                      12/31/2007              N/A              9.216 0
                      12/31/2008              9.216              6.172 0
                      12/31/2009              6.172              7.474 17
                      12/31/2010              7.474              9.097 0
                      12/31/2011              9.097              8.851 0
VISB 7  2.30%
                      12/31/2008              N/A              6.258 6
                      12/31/2009              6.258              7.635 2
                      12/31/2010              7.635              9.363 2
                      12/31/2011              9.363              9.177 2
VISB 9  2.70%
                      12/31/2008              N/A              6.216 0
                      12/31/2009              6.216              7.553 0
                      12/31/2010              7.553              9.226 3
                      12/31/2011              9.226              9.007 4
VISC 1  2.45%
                      12/31/2008              N/A              6.242 0
                      12/31/2009              6.242              7.604 0
                      12/31/2010              7.604              9.311 0
                      12/31/2011              9.311              9.113 0
VISC 10  3.00%
                      12/31/2008              N/A              6.185 0
                      12/31/2009              6.185              7.493 0
                      12/31/2010              7.493              9.125 0
                      12/31/2011              9.125              8.882 0
VISC 11  2.30%
                      12/31/2009              N/A              7.635 1
                      12/31/2010              7.635              9.363 1
                      12/31/2011              9.363              9.177 0
VISC 12  3.15%
                      12/31/2009              N/A              7.463 0
                      12/31/2010              7.463              9.075 0
                      12/31/2011              9.075              8.820 0
VISC 14  1.75%
                      12/31/2009              N/A              7.748 0
                      12/31/2010              7.748              9.554 0
                      12/31/2011              9.554              9.416 0
VISC 15  2.05%
                      12/31/2009              N/A              7.686 0
                      12/31/2010              7.686              9.449 0
                      12/31/2011              9.449              9.285 0
VISC 2  2.75%
                      12/31/2008              N/A              6.211 0
                      12/31/2009              6.211              7.543 1
                      12/31/2010              7.543              9.209 1
                      12/31/2011              9.209              8.986 1
VISC 3  2.60%
                      12/31/2008              N/A              6.226 0
                      12/31/2009              6.226              7.574 0
                      12/31/2010              7.574              9.260 0
                      12/31/2011              9.260              9.050 0
VISC 4  2.90%
                      12/31/2008              N/A              6.195 0
                      12/31/2009              6.195              7.513 0
                      12/31/2010              7.513              9.159 0
                      12/31/2011              9.159              8.924 0
VISC 5  2.15%
                      12/31/2008              N/A              6.273 0
                      12/31/2009              6.273              7.665 0
                      12/31/2010              7.665              9.415 0
                      12/31/2011              9.415              9.242 0
VISC 7  2.55%
                      12/31/2008              N/A              6.232 0
                      12/31/2009              6.232              7.584 0
                      12/31/2010              7.584              9.277 0
                      12/31/2011              9.277              9.071 0
VISC 8  2.85%
                      12/31/2008              N/A              6.200 0
                      12/31/2009              6.200              7.523 4
                      12/31/2010              7.523              9.175 0
                      12/31/2011              9.175              8.944 0
VISC 9  2.70%
                      12/31/2008              N/A              6.216 0
                      12/31/2009              6.216              7.553 0
                      12/31/2010              7.553              9.226 0
                      12/31/2011              9.226              9.007 0
VISI 10  2.50%
                      12/31/2008              N/A              6.237 0
                      12/31/2009              6.237              7.594 12
                      12/31/2010              7.594              9.294 0
                      12/31/2011              9.294              9.092 0
VISI 11  2.35%
                      12/31/2008              N/A              6.252 0
                      12/31/2009              6.252              7.624 0
                      12/31/2010              7.624              9.346 0
                      12/31/2011              9.346              9.156 0
VISI 12  2.65%
                      12/31/2008              N/A              6.221 0
                      12/31/2009              6.221              7.563 19
                      12/31/2010              7.563              9.243 0
                      12/31/2011              9.243              9.028 0
VISI 13  1.95%
                      12/31/2009              N/A              7.706 13
                      12/31/2010              7.706              9.484 13
                      12/31/2011              9.484              9.329 14

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 14  2.80%
                      12/31/2009              N/A              7.533 5
                      12/31/2010              7.533              9.192 0
                      12/31/2011              9.192              8.965 0
VISI 2  1.70%
                      12/31/2007              N/A              9.310 3
                      12/31/2008              9.310              6.321 10
                      12/31/2009              6.321              7.758 7
                      12/31/2010              7.758              9.571 10
                      12/31/2011              9.571              9.438 12
VISI 3  2.10%
                      12/31/2007              N/A              9.285 0
                      12/31/2008              9.285              6.279 7
                      12/31/2009              6.279              7.676 10
                      12/31/2010              7.676              9.432 25
                      12/31/2011              9.432              9.263 23
VISI 4  2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 3
                      12/31/2009              6.247              7.614 22
                      12/31/2010              7.614              9.328 5
                      12/31/2011              9.328              9.134 4
VISI 5  2.25%
                      12/31/2007              N/A              9.276 0
                      12/31/2008              9.276              6.263 5
                      12/31/2009              6.263              7.645 22
                      12/31/2010              7.645              9.380 20
                      12/31/2011              9.380              9.199 8
VISI 6  2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 1
                      12/31/2009              6.232              7.584 7
                      12/31/2010              7.584              9.277 5
                      12/31/2011              9.277              9.071 5
VISI 7  1.80%
                      12/31/2008              N/A              6.310 14
                      12/31/2009              6.310              7.737 29
                      12/31/2010              7.737              9.536 33
                      12/31/2011              9.536              9.394 40
VISI 9  2.20%
                      12/31/2008              N/A              6.261 0
                      12/31/2009              6.261              7.646 6
                      12/31/2010              7.646              9.386 5
                      12/31/2011              9.386              9.209 5
VISL 1  1.65%
                      12/31/2007              N/A              9.314 0
                      12/31/2008              9.314              6.326 0
                      12/31/2009              6.326              7.768 1
                      12/31/2010              7.768              9.589 3
                      12/31/2011              9.589              9.460 5
VISL 10  2.75%
                      12/31/2008              N/A              6.211 0
                      12/31/2009              6.211              7.543 1
                      12/31/2010              7.543              9.209 0
                      12/31/2011              9.209              8.986 0
VISL 11  2.60%
                      12/31/2008              N/A              6.226 0
                      12/31/2009              6.226              7.574 0
                      12/31/2010              7.574              9.260 0
                      12/31/2011              9.260              9.050 0
VISL 12  2.90%
                      12/31/2008              N/A              6.195 5
                      12/31/2009              6.195              7.513 6
                      12/31/2010              7.513              9.159 5
                      12/31/2011              9.159              8.924 5
VISL 13  2.20%
                      12/31/2009              N/A              7.646 0
                      12/31/2010              7.646              9.386 1
                      12/31/2011              9.386              9.209 1
VISL 14  3.05%
                      12/31/2009              N/A              7.474 0
                      12/31/2010              7.474              9.097 0
                      12/31/2011              9.097              8.851 0
VISL 2  1.95%
                      12/31/2007              N/A              9.295 0
                      12/31/2008              9.295              6.294 1
                      12/31/2009              6.294              7.706 0
                      12/31/2010              7.706              9.484 1
                      12/31/2011              9.484              9.329 3
VISL 3  2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 10
                      12/31/2009              6.252              7.624 16
                      12/31/2010              7.624              9.346 9
                      12/31/2011              9.346              9.156 6
VISL 4  2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 0
                      12/31/2009              6.221              7.563 8
                      12/31/2010              7.563              9.243 0
                      12/31/2011              9.243              9.028 0
VISL 5  2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 1
                      12/31/2009              6.237              7.594 4
                      12/31/2010              7.594              9.294 1
                      12/31/2011              9.294              9.092 1
VISL 6  2.80%
                      12/31/2007              N/A              9.242 0
                      12/31/2008              9.242              6.206 13
                      12/31/2009              6.206              7.533 15
                      12/31/2010              7.533              9.192 12
                      12/31/2011              9.192              8.965 12
VISL 7  2.05%
                      12/31/2008              N/A              6.284 8
                      12/31/2009              6.284              7.686 11
                      12/31/2010              7.686              9.449 5
                      12/31/2011              9.449              9.285 5
VISL 9  2.45%
                      12/31/2008              N/A              6.242 0
                      12/31/2009              6.242              7.604 0
                      12/31/2010              7.604              9.311 0
                      12/31/2011              9.311              9.113 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
BlackRock Global Allocation V.I. Fund
VISB 1  1.90%
                      12/31/2008              N/A              7.893 1
                      12/31/2009              7.893              9.364 162
                      12/31/2010              9.364              10.085 490
                      12/31/2011              10.085              9.535 586
VISB 10  3.00%
                      12/31/2008              N/A              7.835 0
                      12/31/2009              7.835              9.194 0
                      12/31/2010              9.194              9.793 0
                      12/31/2011              9.793              9.158 0
VISB 11  2.85%
                      12/31/2008              N/A              7.843 0
                      12/31/2009              7.843              9.217 31
                      12/31/2010              9.217              9.832 61
                      12/31/2011              9.832              9.209 63
VISB 12  3.15%
                      12/31/2008              N/A              12.590 0
                      12/31/2009              12.590              14.751 19
                      12/31/2010              14.751              15.689 20
                      12/31/2011              15.689              14.650 20
VISB 13  3.30%
                      12/31/2009              N/A              9.148 0
                      12/31/2010              9.148              9.714 6
                      12/31/2011              9.714              9.058 0
VISB 14  2.45%
                      12/31/2009              N/A              9.278 19
                      12/31/2010              9.278              9.938 19
                      12/31/2011              9.938              9.345 18
VISB 3  2.60%
                      12/31/2008              N/A              7.856 20
                      12/31/2009              7.856              9.255 26
                      12/31/2010              9.255              9.898 21
                      12/31/2011              9.898              9.293 22
VISB 4  2.90%
                      12/31/2008              N/A              7.840 2
                      12/31/2009              7.840              9.209 40
                      12/31/2010              9.209              9.819 60
                      12/31/2011              9.819              9.192 58
VISB 5  2.75%
                      12/31/2008              N/A              7.848 0
                      12/31/2009              7.848              9.232 9
                      12/31/2010              9.232              9.858 10
                      12/31/2011              9.858              9.242 10
VISB 6  3.05%
                      12/31/2008              N/A              7.832 0
                      12/31/2009              7.832              9.186 0
                      12/31/2010              9.186              9.780 4
                      12/31/2011              9.780              9.141 0
VISB 7  2.30%
                      12/31/2008              N/A              7.872 18
                      12/31/2009              7.872              9.302 32
                      12/31/2010              9.302              9.978 33
                      12/31/2011              9.978              9.396 29
VISB 9  2.70%
                      12/31/2008              N/A              7.851 0
                      12/31/2009              7.851              9.240 12
                      12/31/2010              9.240              9.871 38
                      12/31/2011              9.871              9.259 30
VISC 1  2.45%
                      12/31/2008              N/A              7.864 6
                      12/31/2009              7.864              9.278 5
                      12/31/2010              9.278              9.938 4
                      12/31/2011              9.938              9.345 3
VISC 10  3.00%
                      12/31/2008              N/A              7.835 0
                      12/31/2009              7.835              9.194 0
                      12/31/2010              9.194              9.793 0
                      12/31/2011              9.793              9.158 0
VISC 11  2.30%
                      12/31/2009              N/A              9.302 1
                      12/31/2010              9.302              9.978 1
                      12/31/2011              9.978              9.396 1
VISC 12  3.15%
                      12/31/2009              N/A              14.751 0
                      12/31/2010              14.751              15.689 0
                      12/31/2011              15.689              14.650 0
VISC 14  1.75%
                      12/31/2009              N/A              9.388 4
                      12/31/2010              9.388              10.125 19
                      12/31/2011              10.125              9.588 20
VISC 15  2.05%
                      12/31/2009              N/A              9.341 2
                      12/31/2010              9.341              10.044 4
                      12/31/2011              10.044              9.483 1
VISC 2  2.75%
                      12/31/2008              N/A              7.848 0
                      12/31/2009              7.848              9.232 0
                      12/31/2010              9.232              9.858 0
                      12/31/2011              9.858              9.242 0
VISC 3  2.60%
                      12/31/2008              N/A              7.856 0
                      12/31/2009              7.856              9.255 0
                      12/31/2010              9.255              9.898 0
                      12/31/2011              9.898              9.293 0
VISC 4  2.90%
                      12/31/2008              N/A              7.840 0
                      12/31/2009              7.840              9.209 0
                      12/31/2010              9.209              9.819 0
                      12/31/2011              9.819              9.192 0
VISC 5  2.15%
                      12/31/2008              N/A              7.880 0
                      12/31/2009              7.880              9.325 0
                      12/31/2010              9.325              10.018 0
                      12/31/2011              10.018              9.448 0
VISC 7  2.55%
                      12/31/2008              N/A              7.858 0
                      12/31/2009              7.858              9.263 0
                      12/31/2010              9.263              9.911 0
                      12/31/2011              9.911              9.310 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8  2.85%
                      12/31/2008              N/A              7.843 0
                      12/31/2009              7.843              9.217 0
                      12/31/2010              9.217              9.832 2
                      12/31/2011              9.832              9.209 2
VISC 9  2.70%
                      12/31/2008              N/A              7.851 0
                      12/31/2009              7.851              9.240 0
                      12/31/2010              9.240              9.871 0
                      12/31/2011              9.871              9.259 0
VISI 10  2.50%
                      12/31/2008              N/A              7.861 11
                      12/31/2009              7.861              9.271 21
                      12/31/2010              9.271              9.924 13
                      12/31/2011              9.924              9.328 29
VISI 11  2.35%
                      12/31/2008              N/A              7.869 2
                      12/31/2009              7.869              9.294 63
                      12/31/2010              9.294              9.964 65
                      12/31/2011              9.964              9.379 70
VISI 12  2.65%
                      12/31/2008              N/A              7.853 0
                      12/31/2009              7.853              9.248 13
                      12/31/2010              9.248              9.885 30
                      12/31/2011              9.885              9.276 15
VISI 13  1.95%
                      12/31/2009              N/A              9.356 84
                      12/31/2010              9.356              10.071 78
                      12/31/2011              10.071              9.518 79
VISI 14  2.80%
                      12/31/2009              N/A              9.224 0
                      12/31/2010              9.224              9.845 11
                      12/31/2011              9.845              9.225 0
VISI 2  1.70%
                      12/31/2008              N/A              7.903 4
                      12/31/2009              7.903              9.396 158
                      12/31/2010              9.396              10.139 443
                      12/31/2011              10.139              9.605 562
VISI 3  2.10%
                      12/31/2008              N/A              7.882 35
                      12/31/2009              7.882              9.333 170
                      12/31/2010              9.333              10.031 166
                      12/31/2011              10.031              9.465 172
VISI 4  2.40%
                      12/31/2008              N/A              7.866 5
                      12/31/2009              7.866              9.286 34
                      12/31/2010              9.286              9.951 42
                      12/31/2011              9.951              9.362 30
VISI 5  2.25%
                      12/31/2008              N/A              7.874 11
                      12/31/2009              7.874              9.310 65
                      12/31/2010              9.310              9.991 64
                      12/31/2011              9.991              9.414 64
VISI 6  2.55%
                      12/31/2008              N/A              7.858 1
                      12/31/2009              7.858              9.263 1
                      12/31/2010              9.263              9.911 1
                      12/31/2011              9.911              9.310 1
VISI 7  1.80%
                      12/31/2008              N/A              7.898 23
                      12/31/2009              7.898              9.380 111
                      12/31/2010              9.380              10.112 159
                      12/31/2011              10.112              9.570 137
VISI 9  2.20%
                      12/31/2008              N/A              7.877 0
                      12/31/2009              7.877              9.317 11
                      12/31/2010              9.317              10.004 12
                      12/31/2011              10.004              9.431 22
VISL 1  1.65%
                      12/31/2008              N/A              7.906 0
                      12/31/2009              7.906              9.403 94
                      12/31/2010              9.403              10.152 1131
                      12/31/2011              10.152              9.623 1589
VISL 10  2.75%
                      12/31/2008              N/A              7.848 0
                      12/31/2009              7.848              9.232 1
                      12/31/2010              9.232              9.858 2
                      12/31/2011              9.858              9.242 2
VISL 11  2.60%
                      12/31/2008              N/A              7.856 0
                      12/31/2009              7.856              9.255 5
                      12/31/2010              9.255              9.898 7
                      12/31/2011              9.898              9.293 8
VISL 12  2.90%
                      12/31/2008              N/A              7.840 0
                      12/31/2009              7.840              9.209 68
                      12/31/2010              9.209              9.819 69
                      12/31/2011              9.819              9.192 72
VISL 13  2.20%
                      12/31/2009              N/A              9.317 27
                      12/31/2010              9.317              10.004 23
                      12/31/2011              10.004              9.431 23
VISL 14  3.05%
                      12/31/2009              N/A              9.186 52
                      12/31/2010              9.186              9.780 52
                      12/31/2011              9.780              9.141 52
VISL 2  1.95%
                      12/31/2008              N/A              7.890 0
                      12/31/2009              7.890              9.356 128
                      12/31/2010              9.356              10.071 269
                      12/31/2011              10.071              9.518 446
VISL 3  2.35%
                      12/31/2008              N/A              7.869 59
                      12/31/2009              7.869              9.294 155
                      12/31/2010              9.294              9.964 158
                      12/31/2011              9.964              9.379 153

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4  2.65%
                      12/31/2008              N/A              7.853 8
                      12/31/2009              7.853              9.248 15
                      12/31/2010              9.248              9.885 15
                      12/31/2011              9.885              9.276 18
VISL 5  2.50%
                      12/31/2008              N/A              7.861 11
                      12/31/2009              7.861              9.271 38
                      12/31/2010              9.271              9.924 49
                      12/31/2011              9.924              9.328 51
VISL 6  2.80%
                      12/31/2008              N/A              7.845 0
                      12/31/2009              7.845              9.224 3
                      12/31/2010              9.224              9.845 8
                      12/31/2011              9.845              9.225 9
VISL 7  2.05%
                      12/31/2008              N/A              7.885 38
                      12/31/2009              7.885              9.341 46
                      12/31/2010              9.341              10.044 30
                      12/31/2011              10.044              9.483 31
VISL 9  2.45%
                      12/31/2008              N/A              7.864 0
                      12/31/2009              7.864              9.278 3
                      12/31/2010              9.278              9.938 4
                      12/31/2011              9.938              9.345 4
Davis VA Financial Portfolio
VISB 1  1.90%
                      12/31/2007              N/A              12.015 1
                      12/31/2008              12.015              6.323 2
                      12/31/2009              6.323              8.758 1
                      12/31/2010              8.758              9.547 1
                      12/31/2011              9.547              8.622 0
VISB 10  3.00%
                      12/31/2008              N/A              7.259 0
                      12/31/2009              7.259              9.946 0
                      12/31/2010              9.946              10.723 0
                      12/31/2011              10.723              9.579 0
VISB 11  2.85%
                      12/31/2008              N/A              7.357 0
                      12/31/2009              7.357              10.095 4
                      12/31/2010              10.095              10.900 4
                      12/31/2011              10.900              9.752 4
VISB 12  3.15%
                      12/31/2008              N/A              7.163 0
                      12/31/2009              7.163              9.799 0
                      12/31/2010              9.799              10.549 0
                      12/31/2011              10.549              9.409 0
VISB 13  3.30%
                      12/31/2009              N/A              7.726 0
                      12/31/2010              7.726              8.305 0
                      12/31/2011              8.305              7.397 0
VISB 14  2.45%
                      12/31/2009              N/A              10.504 1
                      12/31/2010              10.504              11.387 1
                      12/31/2011              11.387              10.228 0
VISB 3  2.60%
                      12/31/2007              N/A              11.444 0
                      12/31/2008              11.444              5.980 1
                      12/31/2009              5.980              8.226 1
                      12/31/2010              8.226              8.905 1
                      12/31/2011              8.905              7.986 1
VISB 4  2.90%
                      12/31/2007              N/A              11.208 0
                      12/31/2008              11.208              5.839 1
                      12/31/2009              5.839              8.008 1
                      12/31/2010              8.008              8.643 1
                      12/31/2011              8.643              7.728 2
VISB 5  2.75%
                      12/31/2007              N/A              11.325 0
                      12/31/2008              11.325              5.909 4
                      12/31/2009              5.909              8.116 4
                      12/31/2010              8.116              8.773 3
                      12/31/2011              8.773              7.856 4
VISB 6  3.05%
                      12/31/2007              N/A              11.091 0
                      12/31/2008              11.091              5.770 0
                      12/31/2009              5.770              7.901 0
                      12/31/2010              7.901              8.515 0
                      12/31/2011              8.515              7.602 0
VISB 7  2.30%
                      12/31/2008              N/A              6.125 0
                      12/31/2009              6.125              8.450 0
                      12/31/2010              8.450              9.175 0
                      12/31/2011              9.175              8.253 0
VISB 9  2.70%
                      12/31/2008              N/A              7.456 0
                      12/31/2009              7.456              10.246 0
                      12/31/2010              10.246              11.080 0
                      12/31/2011              11.080              9.928 0
VISC 1  2.45%
                      12/31/2008              N/A              7.624 0
                      12/31/2009              7.624              10.504 0
                      12/31/2010              10.504              11.387 0
                      12/31/2011              11.387              10.228 0
VISC 10  3.00%
                      12/31/2008              N/A              7.259 0
                      12/31/2009              7.259              9.946 0
                      12/31/2010              9.946              10.723 0
                      12/31/2011              10.723              9.579 0
VISC 11  2.30%
                      12/31/2009              N/A              8.450 0
                      12/31/2010              8.450              9.175 0
                      12/31/2011              9.175              8.253 0
VISC 12  3.15%
                      12/31/2009              N/A              9.799 0
                      12/31/2010              9.799              10.549 0
                      12/31/2011              10.549              9.409 0
VISC 14  1.75%
                      12/31/2009              N/A              8.877 0
                      12/31/2010              8.877              9.691 0
                      12/31/2011              9.691              8.765 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 15  2.05%
                      12/31/2009              N/A              10.929 0
                      12/31/2010              10.929              11.896 0
                      12/31/2011              11.896              10.727 0
VISC 2  2.75%
                      12/31/2008              N/A              7.423 0
                      12/31/2009              7.423              10.196 0
                      12/31/2010              10.196              11.020 0
                      12/31/2011              11.020              9.869 0
VISC 3  2.60%
                      12/31/2008              N/A              7.523 0
                      12/31/2009              7.523              10.349 0
                      12/31/2010              10.349              11.202 0
                      12/31/2011              11.202              10.047 0
VISC 4  2.90%
                      12/31/2008              N/A              7.324 0
                      12/31/2009              7.324              10.045 0
                      12/31/2010              10.045              10.841 0
                      12/31/2011              10.841              9.694 0
VISC 5  2.15%
                      12/31/2008              N/A              7.831 0
                      12/31/2009              7.831              10.821 0
                      12/31/2010              10.821              11.767 0
                      12/31/2011              11.767              10.600 0
VISC 7  2.55%
                      12/31/2008              N/A              7.557 0
                      12/31/2009              7.557              10.400 0
                      12/31/2010              10.400              11.263 0
                      12/31/2011              11.263              10.107 0
VISC 8  2.85%
                      12/31/2008              N/A              7.357 0
                      12/31/2009              7.357              10.095 0
                      12/31/2010              10.095              10.900 0
                      12/31/2011              10.900              9.752 0
VISC 9  2.70%
                      12/31/2008              N/A              7.456 0
                      12/31/2009              7.456              10.246 0
                      12/31/2010              10.246              11.080 0
                      12/31/2011              11.080              9.928 0
VISI 10  2.50%
                      12/31/2008              N/A              7.591 0
                      12/31/2009              7.591              10.452 0
                      12/31/2010              10.452              11.325 0
                      12/31/2011              11.325              10.167 0
VISI 11  2.35%
                      12/31/2008              N/A              7.693 1
                      12/31/2009              7.693              10.608 1
                      12/31/2010              10.608              11.512 1
                      12/31/2011              11.512              10.351 1
VISI 12  2.65%
                      12/31/2008              N/A              7.490 0
                      12/31/2009              7.490              10.297 0
                      12/31/2010              10.297              11.141 0
                      12/31/2011              11.141              9.987 0
VISI 13  1.95%
                      12/31/2009              N/A              11.038 5
                      12/31/2010              11.038              12.026 6
                      12/31/2011              12.026              10.856 6
VISI 14  2.80%
                      12/31/2009              N/A              10.145 0
                      12/31/2010              10.145              10.960 0
                      12/31/2011              10.960              9.810 0
VISI 2  1.70%
                      12/31/2007              N/A              15.460 0
                      12/31/2008              15.460              8.152 0
                      12/31/2009              8.152              11.315 0
                      12/31/2010              11.315              12.359 0
                      12/31/2011              12.359              11.185 0
VISI 3  2.10%
                      12/31/2007              N/A              14.978 0
                      12/31/2008              14.978              7.866 10
                      12/31/2009              7.866              10.875 11
                      12/31/2010              10.875              11.831 11
                      12/31/2011              11.831              10.664 11
VISI 4  2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 3
                      12/31/2009              7.659              10.556 5
                      12/31/2010              10.556              11.449 5
                      12/31/2011              11.449              10.289 5
VISI 5  2.25%
                      12/31/2007              N/A              14.801 0
                      12/31/2008              14.801              7.762 3
                      12/31/2009              7.762              10.714 4
                      12/31/2010              10.714              11.639 4
                      12/31/2011              11.639              10.475 5
VISI 6  2.55%
                      12/31/2007              N/A              14.454 0
                      12/31/2008              14.454              7.557 1
                      12/31/2009              7.557              10.400 0
                      12/31/2010              10.400              11.263 0
                      12/31/2011              11.263              10.107 0
VISI 7  1.80%
                      12/31/2008              N/A              8.080 1
                      12/31/2009              8.080              11.204 6
                      12/31/2010              11.204              12.225 5
                      12/31/2011              12.225              11.052 6
VISI 9  2.20%
                      12/31/2008              N/A              6.174 0
                      12/31/2009              6.174              8.526 3
                      12/31/2010              8.526              9.266 3
                      12/31/2011              9.266              8.344 2
VISL 1  1.65%
                      12/31/2007              N/A              15.522 0
                      12/31/2008              15.522              8.189 1
                      12/31/2009              8.189              11.372 1
                      12/31/2010              11.372              12.427 1
                      12/31/2011              12.427              11.251 1
VISL 10  2.75%
                      12/31/2008              N/A              7.423 0
                      12/31/2009              7.423              10.196 0
                      12/31/2010              10.196              11.020 0
                      12/31/2011              11.020              9.869 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 11  2.60%
                      12/31/2008              N/A              7.523 0
                      12/31/2009              7.523              10.349 0
                      12/31/2010              10.349              11.202 0
                      12/31/2011              11.202              10.047 0
VISL 12  2.90%
                      12/31/2008              N/A              7.324 0
                      12/31/2009              7.324              10.045 0
                      12/31/2010              10.045              10.841 0
                      12/31/2011              10.841              9.694 0
VISL 13  2.20%
                      12/31/2009              N/A              8.526 0
                      12/31/2010              8.526              9.266 0
                      12/31/2011              9.266              8.344 0
VISL 14  3.05%
                      12/31/2009              N/A              7.901 0
                      12/31/2010              7.901              8.515 0
                      12/31/2011              8.515              7.602 0
VISL 2  1.95%
                      12/31/2007              N/A              15.157 0
                      12/31/2008              15.157              7.972 0
                      12/31/2009              7.972              11.038 0
                      12/31/2010              11.038              12.026 10
                      12/31/2011              12.026              10.856 10
VISL 3  2.35%
                      12/31/2007              N/A              14.684 0
                      12/31/2008              14.684              7.693 5
                      12/31/2009              7.693              10.608 5
                      12/31/2010              10.608              11.512 5
                      12/31/2011              11.512              10.351 5
VISL 4  2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 0
                      12/31/2009              7.490              10.297 2
                      12/31/2010              10.297              11.141 2
                      12/31/2011              11.141              9.987 2
VISL 5  2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 1
                      12/31/2009              7.591              10.452 1
                      12/31/2010              10.452              11.325 1
                      12/31/2011              11.325              10.167 1
VISL 6  2.80%
                      12/31/2007              N/A              14.170 0
                      12/31/2008              14.170              7.390 0
                      12/31/2009              7.390              10.145 0
                      12/31/2010              10.145              10.960 0
                      12/31/2011              10.960              9.810 0
VISL 7  2.05%
                      12/31/2008              N/A              7.902 1
                      12/31/2009              7.902              10.929 0
                      12/31/2010              10.929              11.896 0
                      12/31/2011              11.896              10.727 0
VISL 9  2.45%
                      12/31/2008              N/A              7.624 0
                      12/31/2009              7.624              10.504 0
                      12/31/2010              10.504              11.387 0
                      12/31/2011              11.387              10.228 0
Fidelity VIP FundsManager 50% Portfolio
VISB 1  1.90%
                      12/31/2011              N/A              10.476 0
VISB 10  3.00%
                      12/31/2011              N/A              9.837 0
VISB 11  2.85%
                      12/31/2011              N/A              9.922 0
VISB 12  3.15%
                      12/31/2011              N/A              9.753 0
VISB 13  3.30%
                      12/31/2011              N/A              9.670 0
VISB 14  2.45%
                      12/31/2011              N/A              10.152 0
VISB 3  2.60%
                      12/31/2011              N/A              10.065 0
VISB 4  2.90%
                      12/31/2011              N/A              9.894 0
VISB 5  2.75%
                      12/31/2011              N/A              9.979 2
VISB 6  3.05%
                      12/31/2011              N/A              9.809 0
VISB 7  2.30%
                      12/31/2011              N/A              10.239 0
VISB 9  2.70%
                      12/31/2011              N/A              10.008 0
VISC 1  2.45%
                      12/31/2011              N/A              10.152 0
VISC 10  3.00%
                      12/31/2011              N/A              9.837 0
VISC 11  2.30%
                      12/31/2011              N/A              10.239 0
VISC 12  3.15%
                      12/31/2011              N/A              9.753 0
VISC 14  1.75%
                      12/31/2011              N/A              10.566 0
VISC 15  2.05%
                      12/31/2011              N/A              10.387 0
VISC 2  2.75%
                      12/31/2011              N/A              9.979 0
VISC 3  2.60%
                      12/31/2011              N/A              10.065 0
VISC 4  2.90%
                      12/31/2011              N/A              9.894 0
VISC 5  2.15%
                      12/31/2011              N/A              10.327 0
VISC 7  2.55%
                      12/31/2011              N/A              10.094 0
VISC 8  2.85%
                      12/31/2011              N/A              9.922 0
VISC 9  2.70%
                      12/31/2011              N/A              10.008 0
VISI 10  2.50%
                      12/31/2011              N/A              10.123 0
VISI 11  2.35%
                      12/31/2011              N/A              10.210 0
VISI 12  2.65%
                      12/31/2011              N/A              10.036 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13  1.95%
                      12/31/2011              N/A              10.446 0
VISI 14  2.80%
                      12/31/2011              N/A              9.950 0
VISI 2  1.70%
                      12/31/2011              N/A              10.596 1
VISI 3  2.10%
                      12/31/2011              N/A              10.357 0
VISI 4  2.40%
                      12/31/2011              N/A              10.181 0
VISI 5  2.25%
                      12/31/2011              N/A              10.268 0
VISI 6  2.55%
                      12/31/2011              N/A              10.094 0
VISI 7  1.80%
                      12/31/2011              N/A              10.536 0
VISI 9  2.20%
                      12/31/2011              N/A              10.298 0
VISL 1  1.65%
                      12/31/2011              N/A              10.627 0
VISL 10  2.75%
                      12/31/2011              N/A              9.979 0
VISL 11  2.60%
                      12/31/2011              N/A              10.065 3
VISL 12  2.90%
                      12/31/2011              N/A              9.894 0
VISL 13  2.20%
                      12/31/2011              N/A              10.298 0
VISL 14  3.05%
                      12/31/2011              N/A              9.809 0
VISL 2  1.95%
                      12/31/2011              N/A              10.446 1
VISL 3  2.35%
                      12/31/2011              N/A              10.210 0
VISL 4  2.65%
                      12/31/2011              N/A              10.036 0
VISL 5  2.50%
                      12/31/2011              N/A              10.123 0
VISL 6  2.80%
                      12/31/2011              N/A              9.950 0
VISL 7  2.05%
                      12/31/2011              N/A              10.387 0
VISL 9  2.45%
                      12/31/2011              N/A              10.152 0
Fidelity VIP FundsManager 60% Portfolio
VISB 1  1.90%
                      12/31/2011              N/A              9.482 3
VISB 10  3.00%
                      12/31/2011              N/A              9.038 0
VISB 11  2.85%
                      12/31/2011              N/A              9.097 0
VISB 12  3.15%
                      12/31/2011              N/A              8.979 0
VISB 13  3.30%
                      12/31/2011              N/A              8.920 0
VISB 14  2.45%
                      12/31/2011              N/A              9.257 5
VISB 3  2.60%
                      12/31/2011              N/A              9.197 0
VISB 4  2.90%
                      12/31/2011              N/A              9.077 0
VISB 5  2.75%
                      12/31/2011              N/A              9.137 0
VISB 6  3.05%
                      12/31/2011              N/A              9.018 0
VISB 7  2.30%
                      12/31/2011              N/A              9.318 0
VISB 9  2.70%
                      12/31/2011              N/A              9.157 0
VISC 1  2.45%
                      12/31/2011              N/A              9.257 0
VISC 10  3.00%
                      12/31/2011              N/A              9.038 0
VISC 11  2.30%
                      12/31/2011              N/A              9.318 0
VISC 12  3.15%
                      12/31/2011              N/A              8.979 0
VISC 14  1.75%
                      12/31/2011              N/A              9.544 0
VISC 15  2.05%
                      12/31/2011              N/A              9.420 0
VISC 2  2.75%
                      12/31/2011              N/A              9.137 0
VISC 3  2.60%
                      12/31/2011              N/A              9.197 0
VISC 4  2.90%
                      12/31/2011              N/A              9.077 0
VISC 5  2.15%
                      12/31/2011              N/A              9.379 0
VISC 7  2.55%
                      12/31/2011              N/A              9.217 0
VISC 8  2.85%
                      12/31/2011              N/A              9.097 0
VISC 9  2.70%
                      12/31/2011              N/A              9.157 0
VISI 10  2.50%
                      12/31/2011              N/A              9.237 0
VISI 11  2.35%
                      12/31/2011              N/A              9.297 0
VISI 12  2.65%
                      12/31/2011              N/A              9.177 0
VISI 13  1.95%
                      12/31/2011              N/A              9.461 0
VISI 14  2.80%
                      12/31/2011              N/A              9.117 0
VISI 2  1.70%
                      12/31/2011              N/A              9.565 9
VISI 3  2.10%
                      12/31/2011              N/A              9.399 0
VISI 4  2.40%
                      12/31/2011              N/A              9.277 0
VISI 5  2.25%
                      12/31/2011              N/A              9.338 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6  2.55%
                      12/31/2011              N/A              9.217 0
VISI 7  1.80%
                      12/31/2011              N/A              9.523 0
VISI 9  2.20%
                      12/31/2011              N/A              9.358 0
VISL 1  1.65%
                      12/31/2011              N/A              9.586 24
VISL 10  2.75%
                      12/31/2011              N/A              9.137 0
VISL 11  2.60%
                      12/31/2011              N/A              9.197 0
VISL 12  2.90%
                      12/31/2011              N/A              9.077 0
VISL 13  2.20%
                      12/31/2011              N/A              9.358 0
VISL 14  3.05%
                      12/31/2011              N/A              9.018 0
VISL 2  1.95%
                      12/31/2011              N/A              9.461 5
VISL 3  2.35%
                      12/31/2011              N/A              9.297 0
VISL 4  2.65%
                      12/31/2011              N/A              9.177 0
VISL 5  2.50%
                      12/31/2011              N/A              9.237 0
VISL 6  2.80%
                      12/31/2011              N/A              9.117 0
VISL 7  2.05%
                      12/31/2011              N/A              9.420 0
VISL 9  2.45%
                      12/31/2011              N/A              9.257 0
Franklin High Income Securities Fund
VISB 1  1.90%
                      12/31/2007              N/A              23.111 0
                      12/31/2008              23.111              17.374 4
                      12/31/2009              17.374              24.325 7
                      12/31/2010              24.325              27.032 21
                      12/31/2011              27.032              27.734 28
VISB 10  3.00%
                      12/31/2008              N/A              13.938 0
                      12/31/2009              13.938              19.302 0
                      12/31/2010              19.302              21.215 0
                      12/31/2011              21.215              21.528 0
VISB 11  2.85%
                      12/31/2008              N/A              14.362 0
                      12/31/2009              14.362              19.918 0
                      12/31/2010              19.918              21.925 0
                      12/31/2011              21.925              22.282 0
VISB 12  3.15%
                      12/31/2008              N/A              13.527 0
                      12/31/2009              13.527              18.705 0
                      12/31/2010              18.705              20.527 1
                      12/31/2011              20.527              20.800 1
VISB 13  3.30%
                      12/31/2009              N/A              18.126 0
                      12/31/2010              18.126              19.862 0
                      12/31/2011              19.862              20.096 0
VISB 14  2.45%
                      12/31/2009              N/A              21.659 1
                      12/31/2010              21.659              23.937 1
                      12/31/2011              23.937              24.425 0
VISB 3  2.60%
                      12/31/2007              N/A              20.264 0
                      12/31/2008              20.264              15.127 2
                      12/31/2009              15.127              21.032 5
                      12/31/2010              21.032              23.209 10
                      12/31/2011              23.209              23.646 9
VISB 4  2.90%
                      12/31/2007              N/A              18.065 0
                      12/31/2008              18.065              13.445 0
                      12/31/2009              13.445              18.637 4
                      12/31/2010              18.637              20.504 3
                      12/31/2011              20.504              20.828 3
VISB 5  2.75%
                      12/31/2007              N/A              19.701 0
                      12/31/2008              19.701              14.685 0
                      12/31/2009              14.685              20.386 3
                      12/31/2010              20.386              22.463 2
                      12/31/2011              22.463              22.852 1
VISB 6  3.05%
                      12/31/2007              N/A              17.558 0
                      12/31/2008              17.558              13.048 0
                      12/31/2009              13.048              18.060 0
                      12/31/2010              18.060              19.840 7
                      12/31/2011              19.840              20.123 7
VISB 7  2.30%
                      12/31/2008              N/A              15.680 2
                      12/31/2009              15.680              21.866 4
                      12/31/2010              21.866              24.202 4
                      12/31/2011              24.202              24.732 4
VISB 9  2.70%
                      12/31/2008              N/A              14.798 2
                      12/31/2009              14.798              20.554 6
                      12/31/2010              20.554              22.659 6
                      12/31/2011              22.659              23.063 6
VISC 1  2.45%
                      12/31/2008              N/A              15.555 0
                      12/31/2009              15.555              21.659 0
                      12/31/2010              21.659              23.937 0
                      12/31/2011              23.937              24.425 0
VISC 10  3.00%
                      12/31/2008              N/A              13.938 0
                      12/31/2009              13.938              19.302 0
                      12/31/2010              19.302              21.215 0
                      12/31/2011              21.215              21.528 0
VISC 11  2.30%
                      12/31/2009              N/A              21.866 0
                      12/31/2010              21.866              24.202 0
                      12/31/2011              24.202              24.732 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12  3.15%
                      12/31/2009              N/A              18.705 0
                      12/31/2010              18.705              20.527 0
                      12/31/2011              20.527              20.800 0
VISC 14  1.75%
                      12/31/2009              N/A              25.076 0
                      12/31/2010              25.076              27.907 3
                      12/31/2011              27.907              28.675 3
VISC 15  2.05%
                      12/31/2009              N/A              23.553 0
                      12/31/2010              23.553              26.134 0
                      12/31/2011              26.134              26.773 2
VISC 2  2.75%
                      12/31/2008              N/A              14.651 0
                      12/31/2009              14.651              20.340 0
                      12/31/2010              20.340              22.411 0
                      12/31/2011              22.411              22.799 0
VISC 3  2.60%
                      12/31/2008              N/A              15.097 0
                      12/31/2009              15.097              20.989 0
                      12/31/2010              20.989              23.162 0
                      12/31/2011              23.162              23.598 0
VISC 4  2.90%
                      12/31/2008              N/A              14.219 0
                      12/31/2009              14.219              19.710 0
                      12/31/2010              19.710              21.685 0
                      12/31/2011              21.685              22.028 0
VISC 5  2.15%
                      12/31/2008              N/A              16.515 0
                      12/31/2009              16.515              23.065 0
                      12/31/2010              23.065              25.567 0
                      12/31/2011              25.567              26.165 0
VISC 7  2.55%
                      12/31/2008              N/A              15.248 0
                      12/31/2009              15.248              21.210 0
                      12/31/2010              21.210              23.417 0
                      12/31/2011              23.417              23.870 0
VISC 8  2.85%
                      12/31/2008              N/A              14.362 0
                      12/31/2009              14.362              19.918 0
                      12/31/2010              19.918              21.925 0
                      12/31/2011              21.925              22.282 0
VISC 9  2.70%
                      12/31/2008              N/A              14.798 0
                      12/31/2009              14.798              20.554 0
                      12/31/2010              20.554              22.659 0
                      12/31/2011              22.659              23.063 0
VISI 10  2.50%
                      12/31/2008              N/A              15.401 0
                      12/31/2009              15.401              21.434 0
                      12/31/2010              21.434              23.676 0
                      12/31/2011              23.676              24.146 0
VISI 11  2.35%
                      12/31/2008              N/A              15.869 0
                      12/31/2009              15.869              22.118 2
                      12/31/2010              22.118              24.468 2
                      12/31/2011              24.468              24.992 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 12  2.65%
                      12/31/2008              N/A              14.947 0
                      12/31/2009              14.947              20.770 0
                      12/31/2010              20.770              22.909 0
                      12/31/2011              22.909              23.329 0
VISI 13  1.95%
                      12/31/2009              N/A              24.052 5
                      12/31/2010              24.052              26.714 6
                      12/31/2011              26.714              27.394 5
VISI 14  2.80%
                      12/31/2009              N/A              20.128 0
                      12/31/2010              20.128              22.167 0
                      12/31/2011              22.167              22.539 0
VISI 2  1.70%
                      12/31/2007              N/A              23.984 0
                      12/31/2008              23.984              18.066 2
                      12/31/2009              18.066              25.345 7
                      12/31/2010              25.345              28.221 24
                      12/31/2011              28.221              29.012 39
VISI 3  2.10%
                      12/31/2007              N/A              22.233 0
                      12/31/2008              22.233              16.680 3
                      12/31/2009              16.680              23.307 9
                      12/31/2010              23.307              25.849 10
                      12/31/2011              25.849              26.467 14
VISI 4  2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 0
                      12/31/2009              15.711              21.887 10
                      12/31/2010              21.887              24.201 10
                      12/31/2011              24.201              24.706 8
VISI 5  2.25%
                      12/31/2007              N/A              21.610 0
                      12/31/2008              21.610              16.188 3
                      12/31/2009              16.188              22.586 13
                      12/31/2010              22.586              25.012 11
                      12/31/2011              25.012              25.572 6
VISI 6  2.55%
                      12/31/2007              N/A              20.416 0
                      12/31/2008              20.416              15.248 1
                      12/31/2009              15.248              21.210 1
                      12/31/2010              21.210              23.417 1
                      12/31/2011              23.417              23.870 1
VISI 7  1.80%
                      12/31/2008              N/A              17.709 7
                      12/31/2009              17.709              24.819 15
                      12/31/2010              24.819              27.608 15
                      12/31/2011              27.608              28.354 15
VISI 9  2.20%
                      12/31/2008              N/A              15.460 0
                      12/31/2009              15.460              21.581 0
                      12/31/2010              21.581              23.910 0
                      12/31/2011              23.910              24.458 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1  1.65%
                      12/31/2007              N/A              24.212 0
                      12/31/2008              24.212              18.247 0
                      12/31/2009              18.247              25.612 4
                      12/31/2010              25.612              28.533 24
                      12/31/2011              28.533              29.347 33
VISL 10  2.75%
                      12/31/2008              N/A              14.651 0
                      12/31/2009              14.651              20.340 0
                      12/31/2010              20.340              22.411 0
                      12/31/2011              22.411              22.799 0
VISL 11  2.60%
                      12/31/2008              N/A              15.097 0
                      12/31/2009              15.097              20.989 0
                      12/31/2010              20.989              23.162 0
                      12/31/2011              23.162              23.598 0
VISL 12  2.90%
                      12/31/2008              N/A              14.219 0
                      12/31/2009              14.219              19.710 0
                      12/31/2010              19.710              21.685 0
                      12/31/2011              21.685              22.028 0
VISL 13  2.20%
                      12/31/2009              N/A              21.581 1
                      12/31/2010              21.581              23.910 3
                      12/31/2011              23.910              24.458 1
VISL 14  3.05%
                      12/31/2009              N/A              18.060 0
                      12/31/2010              18.060              19.840 0
                      12/31/2011              19.840              20.123 0
VISL 2  1.95%
                      12/31/2007              N/A              22.874 0
                      12/31/2008              22.874              17.187 0
                      12/31/2009              17.187              24.052 3
                      12/31/2010              24.052              26.714 6
                      12/31/2011              26.714              27.394 11
VISL 3  2.35%
                      12/31/2007              N/A              21.204 0
                      12/31/2008              21.204              15.869 5
                      12/31/2009              15.869              22.118 11
                      12/31/2010              22.118              24.468 12
                      12/31/2011              24.468              24.992 11
VISL 4  2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 0
                      12/31/2009              14.947              20.770 3
                      12/31/2010              20.770              22.909 1
                      12/31/2011              22.909              23.329 1
VISL 5  2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 1
                      12/31/2009              15.401              21.434 3
                      12/31/2010              21.434              23.676 3
                      12/31/2011              23.676              24.146 2
VISL 6  2.80%
                      12/31/2007              N/A              19.471 0
                      12/31/2008              19.471              14.506 2
                      12/31/2009              14.506              20.128 3
                      12/31/2010              20.128              22.167 3
                      12/31/2011              22.167              22.539 2
VISL 7  2.05%
                      12/31/2008              N/A              16.848 0
                      12/31/2009              16.848              23.553 2
                      12/31/2010              23.553              26.134 4
                      12/31/2011              26.134              26.773 4
VISL 9  2.45%
                      12/31/2008              N/A              15.555 0
                      12/31/2009              15.555              21.659 1
                      12/31/2010              21.659              23.937 1
                      12/31/2011              23.937              24.425 1
Franklin Income Securities Fund
VISB 1  1.90%
                      12/31/2007              N/A              44.144 2
                      12/31/2008              44.144              30.467 3
                      12/31/2009              30.467              40.534 3
                      12/31/2010              40.534              44.811 1
                      12/31/2011              44.811              45.018 3
VISB 10  3.00%
                      12/31/2008              N/A              24.442 0
                      12/31/2009              24.442              32.163 1
                      12/31/2010              32.163              35.167 1
                      12/31/2011              35.167              34.944 1
VISB 11  2.85%
                      12/31/2008              N/A              25.185 0
                      12/31/2009              25.185              33.190 0
                      12/31/2010              33.190              36.345 0
                      12/31/2011              36.345              36.168 0
VISB 12  3.15%
                      12/31/2008              N/A              23.722 0
                      12/31/2009              23.722              31.168 0
                      12/31/2010              31.168              34.028 0
                      12/31/2011              34.028              33.762 0
VISB 13  3.30%
                      12/31/2009              N/A              30.203 0
                      12/31/2010              30.203              32.926 0
                      12/31/2011              32.926              32.619 0
VISB 14  2.45%
                      12/31/2009              N/A              36.091 2
                      12/31/2010              36.091              39.681 2
                      12/31/2011              39.681              39.646 2
VISB 3  2.60%
                      12/31/2007              N/A              38.706 0
                      12/31/2008              38.706              26.527 5
                      12/31/2009              26.527              35.046 10
                      12/31/2010              35.046              38.473 15
                      12/31/2011              38.473              38.382 14
VISB 4  2.90%
                      12/31/2007              N/A              34.505 0
                      12/31/2008              34.505              23.576 6
                      12/31/2009              23.576              31.055 7
                      12/31/2010              31.055              33.990 6
                      12/31/2011              33.990              33.808 4

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5  2.75%
                      12/31/2007              N/A              37.631 0
                      12/31/2008              37.631              25.751 0
                      12/31/2009              25.751              33.970 1
                      12/31/2010              33.970              37.236 2
                      12/31/2011              37.236              37.093 4
VISB 6  3.05%
                      12/31/2007              N/A              33.538 0
                      12/31/2008              33.538              22.881 2
                      12/31/2009              22.881              30.094 2
                      12/31/2010              30.094              32.889 2
                      12/31/2011              32.889              32.664 2
VISB 7  2.30%
                      12/31/2008              N/A              27.497 1
                      12/31/2009              27.497              36.436 1
                      12/31/2010              36.436              40.120 1
                      12/31/2011              40.120              40.145 1
VISB 9  2.70%
                      12/31/2008              N/A              25.950 1
                      12/31/2009              25.950              34.249 1
                      12/31/2010              34.249              37.562 0
                      12/31/2011              37.562              37.435 0
VISC 1  2.45%
                      12/31/2008              N/A              27.277 2
                      12/31/2009              27.277              36.091 2
                      12/31/2010              36.091              39.681 1
                      12/31/2011              39.681              39.646 1
VISC 10  3.00%
                      12/31/2008              N/A              24.442 0
                      12/31/2009              24.442              32.163 0
                      12/31/2010              32.163              35.167 0
                      12/31/2011              35.167              34.944 0
VISC 11  2.30%
                      12/31/2009              N/A              36.436 0
                      12/31/2010              36.436              40.120 0
                      12/31/2011              40.120              40.145 0
VISC 12  3.15%
                      12/31/2009              N/A              31.168 0
                      12/31/2010              31.168              34.028 0
                      12/31/2011              34.028              33.762 0
VISC 14  1.75%
                      12/31/2009              N/A              41.784 0
                      12/31/2010              41.784              46.262 0
                      12/31/2011              46.262              46.546 0
VISC 15  2.05%
                      12/31/2009              N/A              39.246 0
                      12/31/2010              39.246              43.323 0
                      12/31/2011              43.323              43.458 0
VISC 2  2.75%
                      12/31/2008              N/A              25.692 0
                      12/31/2009              25.692              33.892 0
                      12/31/2010              33.892              37.151 0
                      12/31/2011              37.151              37.008 0
VISC 3  2.60%
                      12/31/2008              N/A              26.473 0
                      12/31/2009              26.473              34.975 0
                      12/31/2010              34.975              38.395 0
                      12/31/2011              38.395              38.304 0
VISC 4  2.90%
                      12/31/2008              N/A              24.935 0
                      12/31/2009              24.935              32.844 0
                      12/31/2010              32.844              35.948 0
                      12/31/2011              35.948              35.756 0
VISC 5  2.15%
                      12/31/2008              N/A              28.960 0
                      12/31/2009              28.960              38.433 0
                      12/31/2010              38.433              42.382 0
                      12/31/2011              42.382              42.472 0
VISC 7  2.55%
                      12/31/2008              N/A              26.738 0
                      12/31/2009              26.738              35.343 0
                      12/31/2010              35.343              38.819 0
                      12/31/2011              38.819              38.746 0
VISC 8  2.85%
                      12/31/2008              N/A              25.185 0
                      12/31/2009              25.185              33.190 0
                      12/31/2010              33.190              36.345 0
                      12/31/2011              36.345              36.168 0
VISC 9  2.70%
                      12/31/2008              N/A              25.950 0
                      12/31/2009              25.950              34.249 0
                      12/31/2010              34.249              37.562 0
                      12/31/2011              37.562              37.435 0
VISI 10  2.50%
                      12/31/2008              N/A              27.007 2
                      12/31/2009              27.007              35.715 2
                      12/31/2010              35.715              39.247 2
                      12/31/2011              39.247              39.194 4
VISI 11  2.35%
                      12/31/2008              N/A              27.827 0
                      12/31/2009              27.827              36.855 0
                      12/31/2010              36.855              40.561 0
                      12/31/2011              40.561              40.566 0
VISI 12  2.65%
                      12/31/2008              N/A              26.210 0
                      12/31/2009              26.210              34.610 0
                      12/31/2010              34.610              37.976 0
                      12/31/2011              37.976              37.867 0
VISI 13  1.95%
                      12/31/2009              N/A              40.077 6
                      12/31/2010              40.077              44.284 6
                      12/31/2011              44.284              44.467 7
VISI 14  2.80%
                      12/31/2009              N/A              33.539 0
                      12/31/2010              33.539              36.746 0
                      12/31/2011              36.746              36.586 0
VISI 2  1.70%
                      12/31/2007              N/A              45.811 1
                      12/31/2008              45.811              31.680 6
                      12/31/2009              31.680              42.233 8
                      12/31/2010              42.233              46.782 8
                      12/31/2011              46.782              47.092 8

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3  2.10%
                      12/31/2007              N/A              42.467 0
                      12/31/2008              42.467              29.250 41
                      12/31/2009              29.250              38.837 55
                      12/31/2010              38.837              42.850 57
                      12/31/2011              42.850              42.962 54
VISI 4  2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 5
                      12/31/2009              27.551              36.471 5
                      12/31/2010              36.471              40.119 6
                      12/31/2011              40.119              40.103 5
VISI 5  2.25%
                      12/31/2007              N/A              41.276 0
                      12/31/2008              41.276              28.388 3
                      12/31/2009              28.388              37.636 5
                      12/31/2010              37.636              41.462 8
                      12/31/2011              41.462              41.508 10
VISI 6  2.55%
                      12/31/2007              N/A              38.995 0
                      12/31/2008              38.995              26.738 1
                      12/31/2009              26.738              35.343 1
                      12/31/2010              35.343              38.819 1
                      12/31/2011              38.819              38.746 1
VISI 7  1.80%
                      12/31/2008              N/A              31.055 40
                      12/31/2009              31.055              41.357 63
                      12/31/2010              41.357              45.767 74
                      12/31/2011              45.767              46.024 84
VISI 9  2.20%
                      12/31/2008              N/A              27.110 0
                      12/31/2009              27.110              35.960 1
                      12/31/2010              35.960              39.636 1
                      12/31/2011              39.636              39.700 0
VISL 1  1.65%
                      12/31/2007              N/A              46.247 4
                      12/31/2008              46.247              31.998 8
                      12/31/2009              31.998              42.677 4
                      12/31/2010              42.677              47.299 3
                      12/31/2011              47.299              47.636 3
VISL 10  2.75%
                      12/31/2008              N/A              25.692 0
                      12/31/2009              25.692              33.892 0
                      12/31/2010              33.892              37.151 0
                      12/31/2011              37.151              37.008 0
VISL 11  2.60%
                      12/31/2008              N/A              26.473 0
                      12/31/2009              26.473              34.975 0
                      12/31/2010              34.975              38.395 0
                      12/31/2011              38.395              38.304 0
VISL 12  2.90%
                      12/31/2008              N/A              24.935 0
                      12/31/2009              24.935              32.844 0
                      12/31/2010              32.844              35.948 0
                      12/31/2011              35.948              35.756 0
VISL 13  2.20%
                      12/31/2009              N/A              35.960 2
                      12/31/2010              35.960              39.636 1
                      12/31/2011              39.636              39.700 1
VISL 14  3.05%
                      12/31/2009              N/A              30.094 0
                      12/31/2010              30.094              32.889 0
                      12/31/2011              32.889              32.664 0
VISL 2  1.95%
                      12/31/2007              N/A              43.691 0
                      12/31/2008              43.691              30.139 1
                      12/31/2009              30.139              40.077 1
                      12/31/2010              40.077              44.284 1
                      12/31/2011              44.284              44.467 4
VISL 3  2.35%
                      12/31/2007              N/A              40.502 0
                      12/31/2008              40.502              27.827 11
                      12/31/2009              27.827              36.855 17
                      12/31/2010              36.855              40.561 20
                      12/31/2011              40.561              40.566 19
VISL 4  2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 1
                      12/31/2009              26.210              34.610 2
                      12/31/2010              34.610              37.976 2
                      12/31/2011              37.976              37.867 2
VISL 5  2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 3
                      12/31/2009              27.007              35.715 4
                      12/31/2010              35.715              39.247 5
                      12/31/2011              39.247              39.194 4
VISL 6  2.80%
                      12/31/2007              N/A              37.191 0
                      12/31/2008              37.191              25.437 1
                      12/31/2009              25.437              33.539 2
                      12/31/2010              33.539              36.746 2
                      12/31/2011              36.746              36.586 1
VISL 7  2.05%
                      12/31/2008              N/A              29.544 3
                      12/31/2009              29.544              39.246 7
                      12/31/2010              39.246              43.323 7
                      12/31/2011              43.323              43.458 7
VISL 9  2.45%
                      12/31/2008              N/A              27.277 0
                      12/31/2009              27.277              36.091 1
                      12/31/2010              36.091              39.681 2
                      12/31/2011              39.681              39.646 2

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 1  1.90%
                      12/31/2007              N/A              9.223 5
                      12/31/2008              9.223              5.803 55
                      12/31/2009              5.803              7.417 54
                      12/31/2010              7.417              8.023 1
                      12/31/2011              8.023              7.751 3
VISB 10  3.00%
                      12/31/2008              N/A              5.708 0
                      12/31/2009              5.708              7.215 1
                      12/31/2010              7.215              7.720 1
                      12/31/2011              7.720              7.377 1
VISB 11  2.85%
                      12/31/2008              N/A              5.721 0
                      12/31/2009              5.721              7.243 2
                      12/31/2010              7.243              7.761 2
                      12/31/2011              7.761              7.427 2
VISB 12  3.15%
                      12/31/2008              N/A              5.695 0
                      12/31/2009              5.695              7.188 0
                      12/31/2010              7.188              7.679 0
                      12/31/2011              7.679              7.327 0
VISB 13  3.30%
                      12/31/2009              N/A              7.161 0
                      12/31/2010              7.161              7.639 0
                      12/31/2011              7.639              7.278 0
VISB 14  2.45%
                      12/31/2009              N/A              7.315 9
                      12/31/2010              7.315              7.870 8
                      12/31/2011              7.870              7.561 7
VISB 3  2.60%
                      12/31/2007              N/A              9.191 0
                      12/31/2008              9.191              5.743 116
                      12/31/2009              5.743              7.288 69
                      12/31/2010              7.288              7.829 121
                      12/31/2011              7.829              7.511 120
VISB 4  2.90%
                      12/31/2007              N/A              9.171 0
                      12/31/2008              9.171              5.713 173
                      12/31/2009              5.713              7.228 223
                      12/31/2010              7.228              7.741 212
                      12/31/2011              7.741              7.405 200
VISB 5  2.75%
                      12/31/2007              N/A              9.185 0
                      12/31/2008              9.185              5.730 26
                      12/31/2009              5.730              7.261 29
                      12/31/2010              7.261              7.788 34
                      12/31/2011              7.788              7.461 24
VISB 6  3.05%
                      12/31/2007              N/A              9.164 0
                      12/31/2008              9.164              5.700 15
                      12/31/2009              5.700              7.201 8
                      12/31/2010              7.201              7.701 8
                      12/31/2011              7.701              7.355 8
VISB 7  2.30%
                      12/31/2008              N/A              5.769 5
                      12/31/2009              5.769              7.343 3
                      12/31/2010              7.343              7.912 3
                      12/31/2011              7.912              7.613 3
VISB 9  2.70%
                      12/31/2008              N/A              5.734 0
                      12/31/2009              5.734              7.270 3
                      12/31/2010              7.270              7.802 3
                      12/31/2011              7.802              7.477 3
VISC 1  2.45%
                      12/31/2008              N/A              5.755 0
                      12/31/2009              5.755              7.315 0
                      12/31/2010              7.315              7.870 0
                      12/31/2011              7.870              7.561 0
VISC 10  3.00%
                      12/31/2008              N/A              5.708 0
                      12/31/2009              5.708              7.215 0
                      12/31/2010              7.215              7.720 0
                      12/31/2011              7.720              7.377 0
VISC 11  2.30%
                      12/31/2009              N/A              7.343 0
                      12/31/2010              7.343              7.912 0
                      12/31/2011              7.912              7.613 0
VISC 12  3.15%
                      12/31/2009              N/A              7.188 0
                      12/31/2010              7.188              7.679 0
                      12/31/2011              7.679              7.327 0
VISC 14  1.75%
                      12/31/2009              N/A              7.444 0
                      12/31/2010              7.444              8.065 2
                      12/31/2011              8.065              7.804 2
VISC 15  2.05%
                      12/31/2009              N/A              7.389 0
                      12/31/2010              7.389              7.981 0
                      12/31/2011              7.981              7.699 0
VISC 2  2.75%
                      12/31/2008              N/A              5.729 0
                      12/31/2009              5.729              7.260 7
                      12/31/2010              7.260              7.788 7
                      12/31/2011              7.788              7.460 7
VISC 3  2.60%
                      12/31/2008              N/A              5.742 0
                      12/31/2009              5.742              7.288 0
                      12/31/2010              7.288              7.829 0
                      12/31/2011              7.829              7.511 0
VISC 4  2.90%
                      12/31/2008              N/A              5.717 0
                      12/31/2009              5.717              7.233 0
                      12/31/2010              7.233              7.747 0
                      12/31/2011              7.747              7.410 0
VISC 5  2.15%
                      12/31/2008              N/A              5.781 0
                      12/31/2009              5.781              7.370 0
                      12/31/2010              7.370              7.953 0
                      12/31/2011              7.953              7.664 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7  2.55%
                      12/31/2008              N/A              5.747 0
                      12/31/2009              5.747              7.297 0
                      12/31/2010              7.297              7.843 0
                      12/31/2011              7.843              7.528 0
VISC 8  2.85%
                      12/31/2008              N/A              5.721 0
                      12/31/2009              5.721              7.243 0
                      12/31/2010              7.243              7.761 0
                      12/31/2011              7.761              7.427 0
VISC 9  2.70%
                      12/31/2008              N/A              5.734 0
                      12/31/2009              5.734              7.270 0
                      12/31/2010              7.270              7.802 0
                      12/31/2011              7.802              7.477 0
VISI 10  2.50%
                      12/31/2008              N/A              5.751 0
                      12/31/2009              5.751              7.306 1
                      12/31/2010              7.306              7.856 0
                      12/31/2011              7.856              7.545 0
VISI 11  2.35%
                      12/31/2008              N/A              5.764 0
                      12/31/2009              5.764              7.334 3
                      12/31/2010              7.334              7.898 0
                      12/31/2011              7.898              7.596 0
VISI 12  2.65%
                      12/31/2008              N/A              5.738 0
                      12/31/2009              5.738              7.279 27
                      12/31/2010              7.279              7.815 27
                      12/31/2011              7.815              7.494 27
VISI 13  1.95%
                      12/31/2009              N/A              7.407 7
                      12/31/2010              7.407              8.009 7
                      12/31/2011              8.009              7.734 7
VISI 14  2.80%
                      12/31/2009              N/A              7.252 0
                      12/31/2010              7.252              7.775 0
                      12/31/2011              7.775              7.444 0
VISI 2  1.70%
                      12/31/2007              N/A              9.232 2
                      12/31/2008              9.232              5.821 43
                      12/31/2009              5.821              7.454 52
                      12/31/2010              7.454              8.079 53
                      12/31/2011              8.079              7.821 52
VISI 3  2.10%
                      12/31/2007              N/A              9.214 0
                      12/31/2008              9.214              5.786 138
                      12/31/2009              5.786              7.380 175
                      12/31/2010              7.380              7.967 240
                      12/31/2011              7.967              7.682 241
VISI 4  2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 45
                      12/31/2009              5.760              7.325 57
                      12/31/2010              7.325              7.884 51
                      12/31/2011              7.884              7.579 42
VISI 5  2.25%
                      12/31/2007              N/A              9.207 0
                      12/31/2008              9.207              5.773 54
                      12/31/2009              5.773              7.352 55
                      12/31/2010              7.352              7.925 52
                      12/31/2011              7.925              7.630 48
VISI 6  2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 1
                      12/31/2009              5.747              7.297 1
                      12/31/2010              7.297              7.843 3
                      12/31/2011              7.843              7.528 2
VISI 7  1.80%
                      12/31/2008              N/A              5.812 30
                      12/31/2009              5.812              7.435 27
                      12/31/2010              7.435              8.051 27
                      12/31/2011              8.051              7.786 24
VISI 9  2.20%
                      12/31/2008              N/A              5.773 9
                      12/31/2009              5.773              7.356 19
                      12/31/2010              7.356              7.934 19
                      12/31/2011              7.934              7.642 18
VISL 1  1.65%
                      12/31/2007              N/A              9.235 8
                      12/31/2008              9.235              5.825 47
                      12/31/2009              5.825              7.463 38
                      12/31/2010              7.463              8.093 5
                      12/31/2011              8.093              7.839 6
VISL 10  2.75%
                      12/31/2008              N/A              5.729 0
                      12/31/2009              5.729              7.260 17
                      12/31/2010              7.260              7.788 19
                      12/31/2011              7.788              7.460 19
VISL 11  2.60%
                      12/31/2008              N/A              5.742 7
                      12/31/2009              5.742              7.288 18
                      12/31/2010              7.288              7.829 18
                      12/31/2011              7.829              7.511 12
VISL 12  2.90%
                      12/31/2008              N/A              5.717 14
                      12/31/2009              5.717              7.233 18
                      12/31/2010              7.233              7.747 18
                      12/31/2011              7.747              7.410 17
VISL 13  2.20%
                      12/31/2009              N/A              7.356 0
                      12/31/2010              7.356              7.934 0
                      12/31/2011              7.934              7.642 0
VISL 14  3.05%
                      12/31/2009              N/A              7.201 0
                      12/31/2010              7.201              7.701 0
                      12/31/2011              7.701              7.355 0
VISL 2  1.95%
                      12/31/2007              N/A              9.221 2
                      12/31/2008              9.221              5.799 6
                      12/31/2009              5.799              7.407 5
                      12/31/2010              7.407              8.009 3
                      12/31/2011              8.009              7.734 4

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              9.203 0
                      12/31/2008              9.203              5.764 57
                      12/31/2009              5.764              7.334 130
                      12/31/2010              7.334              7.898 113
                      12/31/2011              7.898              7.596 110
VISL 4  2.65%
                      12/31/2007              N/A              9.189 0
                      12/31/2008              9.189              5.738 2
                      12/31/2009              5.738              7.279 2
                      12/31/2010              7.279              7.815 3
                      12/31/2011              7.815              7.494 2
VISL 5  2.50%
                      12/31/2007              N/A              9.196 0
                      12/31/2008              9.196              5.751 29
                      12/31/2009              5.751              7.306 32
                      12/31/2010              7.306              7.856 32
                      12/31/2011              7.856              7.545 29
VISL 6  2.80%
                      12/31/2007              N/A              9.182 0
                      12/31/2008              9.182              5.726 22
                      12/31/2009              5.726              7.252 22
                      12/31/2010              7.252              7.775 23
                      12/31/2011              7.775              7.444 23
VISL 7  2.05%
                      12/31/2008              N/A              5.790 1
                      12/31/2009              5.790              7.389 10
                      12/31/2010              7.389              7.981 11
                      12/31/2011              7.981              7.699 10
VISL 9  2.45%
                      12/31/2008              N/A              5.755 1
                      12/31/2009              5.755              7.315 3
                      12/31/2010              7.315              7.870 3
                      12/31/2011              7.870              7.561 3
Franklin U.S. Government Fund
VISB 1  1.90%
                      12/31/2007              N/A              23.866 0
                      12/31/2008              23.866              25.193 5
                      12/31/2009              25.193              25.484 10
                      12/31/2010              25.484              26.325 78
                      12/31/2011              26.325              27.298 65
VISB 10  3.00%
                      12/31/2008              N/A              20.246 0
                      12/31/2009              20.246              20.256 1
                      12/31/2010              20.256              20.696 0
                      12/31/2011              20.696              21.226 0
VISB 11  2.85%
                      12/31/2008              N/A              20.857 0
                      12/31/2009              20.857              20.898 10
                      12/31/2010              20.898              21.384 10
                      12/31/2011              21.384              21.965 10
VISB 12  3.15%
                      12/31/2008              N/A              19.653 0
                      12/31/2009              19.653              19.633 3
                      12/31/2010              19.633              20.029 3
                      12/31/2011              20.029              20.512 3
VISB 13  3.30%
                      12/31/2009              N/A              19.029 0
                      12/31/2010              19.029              19.384 0
                      12/31/2011              19.384              19.822 0
VISB 14  2.45%
                      12/31/2009              N/A              22.713 0
                      12/31/2010              22.713              23.334 0
                      12/31/2011              23.334              24.064 0
VISB 3  2.60%
                      12/31/2007              N/A              20.865 0
                      12/31/2008              20.865              21.871 3
                      12/31/2009              21.871              21.969 6
                      12/31/2010              21.969              22.536 6
                      12/31/2011              22.536              23.206 6
VISB 4  2.90%
                      12/31/2007              N/A              18.692 0
                      12/31/2008              18.692              19.534 3
                      12/31/2009              19.534              19.563 9
                      12/31/2010              19.563              20.008 9
                      12/31/2011              20.008              20.541 8
VISB 5  2.75%
                      12/31/2007              N/A              20.286 0
                      12/31/2008              20.286              21.231 0
                      12/31/2009              21.231              21.294 5
                      12/31/2010              21.294              21.811 5
                      12/31/2011              21.811              22.427 7
VISB 6  3.05%
                      12/31/2007              N/A              18.172 0
                      12/31/2008              18.172              18.962 0
                      12/31/2009              18.962              18.962 9
                      12/31/2010              18.962              19.364 0
                      12/31/2011              19.364              19.850 0
VISB 7  2.30%
                      12/31/2008              N/A              22.658 4
                      12/31/2009              22.658              22.828 3
                      12/31/2010              22.828              23.488 3
                      12/31/2011              23.488              24.259 3
VISB 9  2.70%
                      12/31/2008              N/A              21.486 0
                      12/31/2009              21.486              21.561 5
                      12/31/2010              21.561              22.096 6
                      12/31/2011              22.096              22.730 6
VISC 1  2.45%
                      12/31/2008              N/A              22.578 0
                      12/31/2009              22.578              22.713 0
                      12/31/2010              22.713              23.334 0
                      12/31/2011              23.334              24.064 0
VISC 10  3.00%
                      12/31/2008              N/A              20.246 0
                      12/31/2009              20.246              20.256 0
                      12/31/2010              20.256              20.696 0
                      12/31/2011              20.696              21.226 0
VISC 11  2.30%
                      12/31/2009              N/A              22.828 0
                      12/31/2010              22.828              23.488 0
                      12/31/2011              23.488              24.259 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12  3.15%
                      12/31/2009              N/A              19.633 0
                      12/31/2010              19.633              20.029 0
                      12/31/2011              20.029              20.512 0
VISC 14  1.75%
                      12/31/2009              N/A              26.193 0
                      12/31/2010              26.193              27.098 0
                      12/31/2011              27.098              28.142 0
VISC 15  2.05%
                      12/31/2009              N/A              24.685 0
                      12/31/2010              24.685              25.462 0
                      12/31/2011              25.462              26.364 0
VISC 2  2.75%
                      12/31/2008              N/A              21.274 2
                      12/31/2009              21.274              21.338 4
                      12/31/2010              21.338              21.856 4
                      12/31/2011              21.856              22.472 4
VISC 3  2.60%
                      12/31/2008              N/A              21.916 0
                      12/31/2009              21.916              22.015 0
                      12/31/2010              22.015              22.583 0
                      12/31/2011              22.583              23.255 0
VISC 4  2.90%
                      12/31/2008              N/A              20.651 0
                      12/31/2009              20.651              20.682 0
                      12/31/2010              20.682              21.152 0
                      12/31/2011              21.152              21.716 0
VISC 5  2.15%
                      12/31/2008              N/A              23.961 0
                      12/31/2009              23.961              24.177 0
                      12/31/2010              24.177              24.913 0
                      12/31/2011              24.913              25.769 0
VISC 7  2.55%
                      12/31/2008              N/A              22.135 0
                      12/31/2009              22.135              22.245 0
                      12/31/2010              22.245              22.831 0
                      12/31/2011              22.831              23.522 0
VISC 8  2.85%
                      12/31/2008              N/A              20.857 3
                      12/31/2009              20.857              20.898 6
                      12/31/2010              20.898              21.384 2
                      12/31/2011              21.384              21.965 0
VISC 9  2.70%
                      12/31/2008              N/A              21.486 0
                      12/31/2009              21.486              21.561 0
                      12/31/2010              21.561              22.096 2
                      12/31/2011              22.096              22.730 2
VISI 10  2.50%
                      12/31/2008              N/A              22.355 1
                      12/31/2009              22.355              22.478 3
                      12/31/2010              22.478              23.081 2
                      12/31/2011              23.081              23.791 6
VISI 11  2.35%
                      12/31/2008              N/A              23.030 0
                      12/31/2009              23.030              23.191 16
                      12/31/2010              23.191              23.849 17
                      12/31/2011              23.849              24.620 19
VISI 12  2.65%
                      12/31/2008              N/A              21.700 0
                      12/31/2009              21.700              21.787 0
                      12/31/2010              21.787              22.338 1
                      12/31/2011              22.338              22.991 1
VISI 13  1.95%
                      12/31/2009              N/A              25.205 9
                      12/31/2010              25.205              26.024 20
                      12/31/2011              26.024              26.972 15
VISI 14  2.80%
                      12/31/2009              N/A              21.117 0
                      12/31/2010              21.117              21.619 0
                      12/31/2011              21.619              22.217 0
VISI 2  1.70%
                      12/31/2007              N/A              24.767 0
                      12/31/2008              24.767              26.196 0
                      12/31/2009              26.196              26.551 7
                      12/31/2010              26.551              27.483 11
                      12/31/2011              27.483              28.555 14
VISI 3  2.10%
                      12/31/2007              N/A              22.971 0
                      12/31/2008              22.971              24.199 8
                      12/31/2009              24.199              24.430 17
                      12/31/2010              24.430              25.186 21
                      12/31/2011              25.186              26.065 22
VISI 4  2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 4
                      12/31/2009              22.803              22.951 5
                      12/31/2010              22.951              23.590 4
                      12/31/2011              23.590              24.340 8
VISI 5  2.25%
                      12/31/2007              N/A              22.332 0
                      12/31/2008              22.332              23.491 7
                      12/31/2009              23.491              23.679 19
                      12/31/2010              23.679              24.375 27
                      12/31/2011              24.375              25.188 22
VISI 6  2.55%
                      12/31/2007              N/A              21.106 0
                      12/31/2008              21.106              22.135 0
                      12/31/2009              22.135              22.245 1
                      12/31/2010              22.245              22.831 1
                      12/31/2011              22.831              23.522 1
VISI 7  1.80%
                      12/31/2008              N/A              25.682 1
                      12/31/2009              25.682              26.004 14
                      12/31/2010              26.004              26.890 4
                      12/31/2011              26.890              27.911 4
VISI 9  2.20%
                      12/31/2008              N/A              22.441 0
                      12/31/2009              22.441              22.632 4
                      12/31/2010              22.632              23.309 5
                      12/31/2011              23.309              24.099 4

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1  1.65%
                      12/31/2007              N/A              25.001 0
                      12/31/2008              25.001              26.457 1
                      12/31/2009              26.457              26.829 2
                      12/31/2010              26.829              27.784 81
                      12/31/2011              27.784              28.883 42
VISL 10  2.75%
                      12/31/2008              N/A              21.274 2
                      12/31/2009              21.274              21.338 4
                      12/31/2010              21.338              21.856 3
                      12/31/2011              21.856              22.472 1
VISL 11  2.60%
                      12/31/2008              N/A              21.916 0
                      12/31/2009              21.916              22.015 0
                      12/31/2010              22.015              22.583 0
                      12/31/2011              22.583              23.255 0
VISL 12  2.90%
                      12/31/2008              N/A              20.651 9
                      12/31/2009              20.651              20.682 17
                      12/31/2010              20.682              21.152 11
                      12/31/2011              21.152              21.716 10
VISL 13  2.20%
                      12/31/2009              N/A              22.632 0
                      12/31/2010              22.632              23.309 1
                      12/31/2011              23.309              24.099 2
VISL 14  3.05%
                      12/31/2009              N/A              18.962 0
                      12/31/2010              18.962              19.364 0
                      12/31/2011              19.364              19.850 0
VISL 2  1.95%
                      12/31/2007              N/A              23.629 0
                      12/31/2008              23.629              24.930 3
                      12/31/2009              24.930              25.205 5
                      12/31/2010              25.205              26.024 4
                      12/31/2011              26.024              26.972 5
VISL 3  2.35%
                      12/31/2007              N/A              21.916 0
                      12/31/2008              21.916              23.030 17
                      12/31/2009              23.030              23.191 26
                      12/31/2010              23.191              23.849 19
                      12/31/2011              23.849              24.620 20
VISL 4  2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 1
                      12/31/2009              21.700              21.787 2
                      12/31/2010              21.787              22.338 2
                      12/31/2011              22.338              22.991 11
VISL 5  2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 1
                      12/31/2009              22.355              22.478 9
                      12/31/2010              22.478              23.081 6
                      12/31/2011              23.081              23.791 5
VISL 6  2.80%
                      12/31/2007              N/A              20.137 0
                      12/31/2008              20.137              21.065 0
                      12/31/2009              21.065              21.117 0
                      12/31/2010              21.117              21.619 5
                      12/31/2011              21.619              22.217 16
VISL 7  2.05%
                      12/31/2008              N/A              24.440 1
                      12/31/2009              24.440              24.685 3
                      12/31/2010              24.685              25.462 4
                      12/31/2011              25.462              26.364 5
VISL 9  2.45%
                      12/31/2008              N/A              22.578 2
                      12/31/2009              22.578              22.713 5
                      12/31/2010              22.713              23.334 2
                      12/31/2011              23.334              24.064 2
Mutual Shares Securities Fund
VISB 1  1.90%
                      12/31/2007              N/A              22.858 6
                      12/31/2008              22.858              14.105 10
                      12/31/2009              14.105              17.444 8
                      12/31/2010              17.444              19.032 8
                      12/31/2011              19.032              18.480 10
VISB 10  3.00%
                      12/31/2008              N/A              12.328 1
                      12/31/2009              12.328              15.080 1
                      12/31/2010              15.080              16.273 1
                      12/31/2011              16.273              15.628 1
VISB 11  2.85%
                      12/31/2008              N/A              12.555 0
                      12/31/2009              12.555              15.381 0
                      12/31/2010              15.381              16.622 0
                      12/31/2011              16.622              15.988 0
VISB 12  3.15%
                      12/31/2008              N/A              12.105 0
                      12/31/2009              12.105              14.785 0
                      12/31/2010              14.785              15.931 0
                      12/31/2011              15.931              15.277 0
VISB 13  3.30%
                      12/31/2009              N/A              14.496 0
                      12/31/2010              14.496              15.596 0
                      12/31/2011              15.596              14.934 0
VISB 14  2.45%
                      12/31/2009              N/A              16.212 0
                      12/31/2010              16.212              17.590 0
                      12/31/2011              17.590              16.987 0
VISB 3  2.60%
                      12/31/2007              N/A              21.141 0
                      12/31/2008              21.141              12.954 11
                      12/31/2009              12.954              15.909 13
                      12/31/2010              15.909              17.236 16
                      12/31/2011              17.236              16.620 15

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4  2.90%
                      12/31/2007              N/A              19.771 0
                      12/31/2008              19.771              12.078 11
                      12/31/2009              12.078              14.789 9
                      12/31/2010              14.789              15.975 9
                      12/31/2011              15.975              15.358 4
VISB 5  2.75%
                      12/31/2007              N/A              20.790 0
                      12/31/2008              20.790              12.720 1
                      12/31/2009              12.720              15.598 7
                      12/31/2010              15.598              16.874 9
                      12/31/2011              16.874              16.246 9
VISB 6  3.05%
                      12/31/2007              N/A              19.443 0
                      12/31/2008              19.443              11.860 5
                      12/31/2009              11.860              14.500 5
                      12/31/2010              14.500              15.639 4
                      12/31/2011              15.639              15.012 4
VISB 7  2.30%
                      12/31/2008              N/A              13.423 2
                      12/31/2009              13.423              16.535 0
                      12/31/2010              16.535              17.968 0
                      12/31/2011              17.968              17.377 0
VISB 9  2.70%
                      12/31/2008              N/A              12.786 0
                      12/31/2009              12.786              15.687 0
                      12/31/2010              15.687              16.979 0
                      12/31/2011              16.979              16.355 0
VISC 1  2.45%
                      12/31/2008              N/A              13.181 3
                      12/31/2009              13.181              16.212 3
                      12/31/2010              16.212              17.590 1
                      12/31/2011              17.590              16.987 1
VISC 10  3.00%
                      12/31/2008              N/A              12.328 0
                      12/31/2009              12.328              15.080 0
                      12/31/2010              15.080              16.273 0
                      12/31/2011              16.273              15.628 0
VISC 11  2.30%
                      12/31/2009              N/A              16.535 0
                      12/31/2010              16.535              17.968 0
                      12/31/2011              17.968              17.377 0
VISC 12  3.15%
                      12/31/2009              N/A              14.785 0
                      12/31/2010              14.785              15.931 0
                      12/31/2011              15.931              15.277 0
VISC 14  1.75%
                      12/31/2009              N/A              17.778 0
                      12/31/2010              17.778              19.425 0
                      12/31/2011              19.425              18.890 0
VISC 15  2.05%
                      12/31/2009              N/A              17.088 0
                      12/31/2010              17.088              18.615 0
                      12/31/2011              18.615              18.048 0
VISC 2  2.75%
                      12/31/2008              N/A              12.709 0
                      12/31/2009              12.709              15.584 0
                      12/31/2010              15.584              16.859 0
                      12/31/2011              16.859              16.232 0
VISC 3  2.60%
                      12/31/2008              N/A              12.942 0
                      12/31/2009              12.942              15.895 0
                      12/31/2010              15.895              17.221 0
                      12/31/2011              17.221              16.605 0
VISC 4  2.90%
                      12/31/2008              N/A              12.479 0
                      12/31/2009              12.479              15.280 0
                      12/31/2010              15.280              16.505 0
                      12/31/2011              16.505              15.867 0
VISC 5  2.15%
                      12/31/2008              N/A              13.670 0
                      12/31/2009              13.670              16.865 0
                      12/31/2010              16.865              18.354 0
                      12/31/2011              18.354              17.777 0
VISC 7  2.55%
                      12/31/2008              N/A              13.021 0
                      12/31/2009              13.021              16.000 0
                      12/31/2010              16.000              17.343 0
                      12/31/2011              17.343              16.731 0
VISC 8  2.85%
                      12/31/2008              N/A              12.555 0
                      12/31/2009              12.555              15.381 0
                      12/31/2010              15.381              16.622 0
                      12/31/2011              16.622              15.988 0
VISC 9  2.70%
                      12/31/2008              N/A              12.786 0
                      12/31/2009              12.786              15.687 0
                      12/31/2010              15.687              16.979 0
                      12/31/2011              16.979              16.355 0
VISI 10  2.50%
                      12/31/2008              N/A              13.101 4
                      12/31/2009              13.101              16.106 4
                      12/31/2010              16.106              17.466 4
                      12/31/2011              17.466              16.859 0
VISI 11  2.35%
                      12/31/2008              N/A              13.342 1
                      12/31/2009              13.342              16.427 2
                      12/31/2010              16.427              17.841 1
                      12/31/2011              17.841              17.246 1
VISI 12  2.65%
                      12/31/2008              N/A              12.864 0
                      12/31/2009              12.864              15.791 0
                      12/31/2010              15.791              17.099 0
                      12/31/2011              17.099              16.480 0
VISI 13  1.95%
                      12/31/2009              N/A              17.314 8
                      12/31/2010              17.314              18.881 9
                      12/31/2011              18.881              18.324 7

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 14  2.80%
                      12/31/2009              N/A              15.482 0
                      12/31/2010              15.482              16.740 0
                      12/31/2011              16.740              16.109 0
VISI 2  1.70%
                      12/31/2007              N/A              23.353 4
                      12/31/2008              23.353              14.439 6
                      12/31/2009              14.439              17.893 4
                      12/31/2010              17.893              19.561 5
                      12/31/2011              19.561              19.032 10
VISI 3  2.10%
                      12/31/2007              N/A              22.334 0
                      12/31/2008              22.334              13.754 39
                      12/31/2009              13.754              16.976 47
                      12/31/2010              16.976              18.484 51
                      12/31/2011              18.484              17.912 55
VISI 4  2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 5
                      12/31/2009              13.261              16.319 6
                      12/31/2010              16.319              17.715 6
                      12/31/2011              17.715              17.116 7
VISI 5  2.25%
                      12/31/2007              N/A              21.963 0
                      12/31/2008              21.963              13.505 1
                      12/31/2009              13.505              16.644 2
                      12/31/2010              16.644              18.096 11
                      12/31/2011              18.096              17.510 10
VISI 6  2.55%
                      12/31/2007              N/A              21.241 0
                      12/31/2008              21.241              13.021 2
                      12/31/2009              13.021              16.000 4
                      12/31/2010              16.000              17.343 4
                      12/31/2011              17.343              16.731 4
VISI 7  1.80%
                      12/31/2008              N/A              14.265 34
                      12/31/2009              14.265              17.659 39
                      12/31/2010              17.659              19.286 41
                      12/31/2011              19.286              18.745 39
VISI 9  2.20%
                      12/31/2008              N/A              13.151 2
                      12/31/2009              13.151              16.216 4
                      12/31/2010              16.216              17.639 4
                      12/31/2011              17.639              17.076 4
VISL 1  1.65%
                      12/31/2007              N/A              23.484 4
                      12/31/2008              23.484              14.527 18
                      12/31/2009              14.527              18.011 15
                      12/31/2010              18.011              19.700 6
                      12/31/2011              19.700              19.176 8
VISL 10  2.75%
                      12/31/2008              N/A              12.709 0
                      12/31/2009              12.709              15.584 0
                      12/31/2010              15.584              16.859 0
                      12/31/2011              16.859              16.232 0
VISL 11  2.60%
                      12/31/2008              N/A              12.942 0
                      12/31/2009              12.942              15.895 0
                      12/31/2010              15.895              17.221 0
                      12/31/2011              17.221              16.605 0
VISL 12  2.90%
                      12/31/2008              N/A              12.479 0
                      12/31/2009              12.479              15.280 0
                      12/31/2010              15.280              16.505 0
                      12/31/2011              16.505              15.867 0
VISL 13  2.20%
                      12/31/2009              N/A              16.216 2
                      12/31/2010              16.216              17.639 2
                      12/31/2011              17.639              17.076 3
VISL 14  3.05%
                      12/31/2009              N/A              14.500 0
                      12/31/2010              14.500              15.639 0
                      12/31/2011              15.639              15.012 0
VISL 2  1.95%
                      12/31/2007              N/A              22.711 0
                      12/31/2008              22.711              14.007 3
                      12/31/2009              14.007              17.314 5
                      12/31/2010              17.314              18.881 5
                      12/31/2011              18.881              18.324 6
VISL 3  2.35%
                      12/31/2007              N/A              21.720 0
                      12/31/2008              21.720              13.342 13
                      12/31/2009              13.342              16.427 17
                      12/31/2010              16.427              17.841 29
                      12/31/2011              17.841              17.246 27
VISL 4  2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 2
                      12/31/2009              12.864              15.791 6
                      12/31/2010              15.791              17.099 7
                      12/31/2011              17.099              16.480 6
VISL 5  2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 3
                      12/31/2009              13.101              16.106 5
                      12/31/2010              16.106              17.466 6
                      12/31/2011              17.466              16.859 6
VISL 6  2.80%
                      12/31/2007              N/A              20.656 0
                      12/31/2008              20.656              12.632 0
                      12/31/2009              12.632              15.482 2
                      12/31/2010              15.482              16.740 2
                      12/31/2011              16.740              16.109 1
VISL 7  2.05%
                      12/31/2008              N/A              13.837 1
                      12/31/2009              13.837              17.088 6
                      12/31/2010              17.088              18.615 6
                      12/31/2011              18.615              18.048 6
VISL 9  2.45%
                      12/31/2008              N/A              13.181 2
                      12/31/2009              13.181              16.212 5
                      12/31/2010              16.212              17.590 5
                      12/31/2011              17.590              16.987 5

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO EqS Pathfinder Portfolio
VISB 1  1.90%
                      12/31/2010              N/A              10.269 0
                      12/31/2011              10.269              9.601 8
VISB 10  3.00%
                      12/31/2010              N/A              10.245 0
                      12/31/2011              10.245              9.474 4
VISB 11  2.85%
                      12/31/2010              N/A              10.248 0
                      12/31/2011              10.248              9.491 0
VISB 12  3.15%
                      12/31/2010              N/A              10.242 0
                      12/31/2011              10.242              9.457 0
VISB 14  2.45%
                      12/31/2010              N/A              10.257 0
                      12/31/2011              10.257              9.537 10
VISB 3  2.60%
                      12/31/2010              N/A              10.254 0
                      12/31/2011              10.254              9.520 25
VISB 4  2.90%
                      12/31/2010              N/A              10.247 0
                      12/31/2011              10.247              9.485 11
VISB 5  2.75%
                      12/31/2010              N/A              10.250 0
                      12/31/2011              10.250              9.502 9
VISB 6  3.05%
                      12/31/2010              N/A              10.244 0
                      12/31/2011              10.244              9.468 0
VISB 7  2.30%
                      12/31/2010              N/A              10.260 0
                      12/31/2011              10.260              9.554 10
VISB 9  2.70%
                      12/31/2010              N/A              10.251 0
                      12/31/2011              10.251              9.508 6
VISC 1  2.45%
                      12/31/2010              N/A              10.257 0
                      12/31/2011              10.257              9.537 0
VISC 10  3.00%
                      12/31/2010              N/A              10.245 0
                      12/31/2011              10.245              9.474 0
VISC 11  2.30%
                      12/31/2010              N/A              10.260 0
                      12/31/2011              10.260              9.554 1
VISC 14  1.75%
                      12/31/2010              N/A              10.272 0
                      12/31/2011              10.272              9.618 1
VISC 15  2.05%
                      12/31/2010              N/A              10.266 0
                      12/31/2011              10.266              9.583 0
VISC 2  2.75%
                      12/31/2010              N/A              10.250 0
                      12/31/2011              10.250              9.502 0
VISC 3  2.60%
                      12/31/2010              N/A              10.254 0
                      12/31/2011              10.254              9.520 0
VISC 4  2.90%
                      12/31/2010              N/A              10.247 0
                      12/31/2011              10.247              9.485 0
VISC 5  2.15%
                      12/31/2010              N/A              10.263 0
                      12/31/2011              10.263              9.572 0
VISC 7  2.55%
                      12/31/2010              N/A              10.255 0
                      12/31/2011              10.255              9.525 0
VISC 8  2.85%
                      12/31/2010              N/A              10.248 0
                      12/31/2011              10.248              9.491 0
VISC 9  2.70%
                      12/31/2010              N/A              10.251 0
                      12/31/2011              10.251              9.508 0
VISI 10  2.50%
                      12/31/2010              N/A              10.256 0
                      12/31/2011              10.256              9.531 4
VISI 11  2.35%
                      12/31/2010              N/A              10.259 0
                      12/31/2011              10.259              9.549 0
VISI 12  2.65%
                      12/31/2010              N/A              10.253 0
                      12/31/2011              10.253              9.514 0
VISI 13  1.95%
                      12/31/2010              N/A              10.268 0
                      12/31/2011              10.268              9.595 42
VISI 2  1.70%
                      12/31/2010              N/A              10.273 0
                      12/31/2011              10.273              9.624 33
VISI 3  2.10%
                      12/31/2010              N/A              10.264 0
                      12/31/2011              10.264              9.577 101
VISI 4  2.40%
                      12/31/2010              N/A              10.258 0
                      12/31/2011              10.258              9.543 9
VISI 5  2.25%
                      12/31/2010              N/A              10.261 0
                      12/31/2011              10.261              9.560 35
VISI 6  2.55%
                      12/31/2010              N/A              10.255 0
                      12/31/2011              10.255              9.525 6
VISI 7  1.80%
                      12/31/2010              N/A              10.271 2
                      12/31/2011              10.271              9.612 61
VISI 9  2.20%
                      12/31/2010              N/A              10.262 0
                      12/31/2011              10.262              9.566 3
VISL 1  1.65%
                      12/31/2010              N/A              10.274 2
                      12/31/2011              10.274              9.630 106
VISL 10  2.75%
                      12/31/2010              N/A              10.250 0
                      12/31/2011              10.250              9.502 0
VISL 11  2.60%
                      12/31/2010              N/A              10.254 0
                      12/31/2011              10.254              9.520 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 12  2.90%
                      12/31/2010              N/A              10.247 0
                      12/31/2011              10.247              9.485 0
VISL 13  2.20%
                      12/31/2010              N/A              10.262 0
                      12/31/2011              10.262              9.566 18
VISL 2  1.95%
                      12/31/2010              N/A              10.268 0
                      12/31/2011              10.268              9.595 28
VISL 3  2.35%
                      12/31/2010              N/A              10.259 0
                      12/31/2011              10.259              9.549 44
VISL 4  2.65%
                      12/31/2010              N/A              10.253 0
                      12/31/2011              10.253              9.514 9
VISL 5  2.50%
                      12/31/2010              N/A              10.256 0
                      12/31/2011              10.256              9.531 11
VISL 6  2.80%
                      12/31/2010              N/A              10.249 0
                      12/31/2011              10.249              9.497 4
VISL 7  2.05%
                      12/31/2010              N/A              10.266 0
                      12/31/2011              10.266              9.583 18
VISL 9  2.45%
                      12/31/2010              N/A              10.257 0
                      12/31/2011              10.257              9.537 1
PIMCO VIT All Asset Portfolio
VISB 1  1.90%
                      12/31/2007              N/A              13.467 0
                      12/31/2008              13.467              11.120 0
                      12/31/2009              11.120              13.264 15
                      12/31/2010              13.264              14.719 78
                      12/31/2011              14.719              14.725 86
VISB 10  3.00%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              11.767 1
                      12/31/2010              11.767              12.915 1
                      12/31/2011              12.915              12.779 2
VISB 11  2.85%
                      12/31/2008              N/A              10.044 0
                      12/31/2009              10.044              11.868 2
                      12/31/2010              11.868              13.045 2
                      12/31/2011              13.045              12.927 2
VISB 12  3.15%
                      12/31/2008              N/A              9.904 0
                      12/31/2009              9.904              11.668 1
                      12/31/2010              11.668              12.786 1
                      12/31/2011              12.786              12.633 1
VISB 13  3.30%
                      12/31/2009              N/A              11.569 0
                      12/31/2010              11.569              12.659 4
                      12/31/2011              12.659              12.488 0
VISB 14  2.45%
                      12/31/2009              N/A              12.141 0
                      12/31/2010              12.141              13.398 0
                      12/31/2011              13.398              13.330 0
VISB 3  2.60%
                      12/31/2007              N/A              13.126 0
                      12/31/2008              13.126              10.762 4
                      12/31/2009              10.762              12.748 4
                      12/31/2010              12.748              14.047 23
                      12/31/2011              14.047              13.955 19
VISB 4  2.90%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              10.612 3
                      12/31/2009              10.612              12.533 3
                      12/31/2010              12.533              13.768 7
                      12/31/2011              13.768              13.637 4
VISB 5  2.75%
                      12/31/2007              N/A              13.054 0
                      12/31/2008              13.054              10.687 2
                      12/31/2009              10.687              12.640 2
                      12/31/2010              12.640              13.907 6
                      12/31/2011              13.907              13.795 7
VISB 6  3.05%
                      12/31/2007              N/A              12.911 0
                      12/31/2008              12.911              10.538 0
                      12/31/2009              10.538              12.426 0
                      12/31/2010              12.426              13.631 3
                      12/31/2011              13.631              13.481 0
VISB 7  2.30%
                      12/31/2008              N/A              10.914 5
                      12/31/2009              10.914              12.967 5
                      12/31/2010              12.967              14.331 7
                      12/31/2011              14.331              14.280 7
VISB 9  2.70%
                      12/31/2008              N/A              10.115 0
                      12/31/2009              10.115              11.970 0
                      12/31/2010              11.970              13.176 0
                      12/31/2011              13.176              13.076 0
VISC 1  2.45%
                      12/31/2008              N/A              10.234 0
                      12/31/2009              10.234              12.141 0
                      12/31/2010              12.141              13.398 0
                      12/31/2011              13.398              13.330 0
VISC 10  3.00%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              11.767 0
                      12/31/2010              11.767              12.915 0
                      12/31/2011              12.915              12.779 0
VISC 11  2.30%
                      12/31/2009              N/A              12.967 0
                      12/31/2010              12.967              14.331 0
                      12/31/2011              14.331              14.280 0
VISC 12  3.15%
                      12/31/2009              N/A              11.668 0
                      12/31/2010              11.668              12.786 0
                      12/31/2011              12.786              12.633 0
VISC 14  1.75%
                      12/31/2009              N/A              13.367 0
                      12/31/2010              13.367              14.855 2
                      12/31/2011              14.855              14.883 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 15  2.05%
                      12/31/2009              N/A              12.419 0
                      12/31/2010              12.419              13.760 2
                      12/31/2011              13.760              13.745 0
VISC 2  2.75%
                      12/31/2008              N/A              10.091 0
                      12/31/2009              10.091              11.936 0
                      12/31/2010              11.936              13.132 0
                      12/31/2011              13.132              13.026 0
VISC 3  2.60%
                      12/31/2008              N/A              10.162 0
                      12/31/2009              10.162              12.038 0
                      12/31/2010              12.038              13.264 0
                      12/31/2011              13.264              13.177 0
VISC 4  2.90%
                      12/31/2008              N/A              10.021 0
                      12/31/2009              10.021              11.834 0
                      12/31/2010              11.834              13.001 0
                      12/31/2011              13.001              12.877 0
VISC 5  2.15%
                      12/31/2008              N/A              10.378 0
                      12/31/2009              10.378              12.349 0
                      12/31/2010              12.349              13.669 0
                      12/31/2011              13.669              13.640 0
VISC 7  2.55%
                      12/31/2008              N/A              10.186 0
                      12/31/2009              10.186              12.072 0
                      12/31/2010              12.072              13.308 0
                      12/31/2011              13.308              13.228 0
VISC 8  2.85%
                      12/31/2008              N/A              10.044 1
                      12/31/2009              10.044              11.868 2
                      12/31/2010              11.868              13.045 6
                      12/31/2011              13.045              12.927 6
VISC 9  2.70%
                      12/31/2008              N/A              10.115 0
                      12/31/2009              10.115              11.970 0
                      12/31/2010              11.970              13.176 0
                      12/31/2011              13.176              13.076 0
VISI 10  2.50%
                      12/31/2008              N/A              10.210 0
                      12/31/2009              10.210              12.106 15
                      12/31/2010              12.106              13.353 8
                      12/31/2011              13.353              13.279 7
VISI 11  2.35%
                      12/31/2008              N/A              10.282 0
                      12/31/2009              10.282              12.210 13
                      12/31/2010              12.210              13.487 20
                      12/31/2011              13.487              13.432 18
VISI 12  2.65%
                      12/31/2008              N/A              10.139 0
                      12/31/2009              10.139              12.004 3
                      12/31/2010              12.004              13.220 14
                      12/31/2011              13.220              13.127 3
VISI 13  1.95%
                      12/31/2009              N/A              12.490 18
                      12/31/2010              12.490              13.852 19
                      12/31/2011              13.852              13.851 10
VISI 14  2.80%
                      12/31/2009              N/A              11.902 1
                      12/31/2010              11.902              13.088 9
                      12/31/2011              13.088              12.977 1
VISI 2  1.70%
                      12/31/2007              N/A              12.811 0
                      12/31/2008              12.811              10.599 0
                      12/31/2009              10.599              12.668 27
                      12/31/2010              12.668              14.085 82
                      12/31/2011              14.085              14.119 101
VISI 3  2.10%
                      12/31/2007              N/A              12.624 0
                      12/31/2008              12.624              10.403 8
                      12/31/2009              10.403              12.384 26
                      12/31/2010              12.384              13.714 31
                      12/31/2011              13.714              13.692 31
VISI 4  2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 0
                      12/31/2009              10.258              12.175 2
                      12/31/2010              12.175              13.442 6
                      12/31/2011              13.442              13.381 4
VISI 5  2.25%
                      12/31/2007              N/A              12.555 0
                      12/31/2008              12.555              10.330 6
                      12/31/2009              10.330              12.279 6
                      12/31/2010              12.279              13.578 7
                      12/31/2011              13.578              13.536 7
VISI 6  2.55%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              10.186 1
                      12/31/2009              10.186              12.072 0
                      12/31/2010              12.072              13.308 1
                      12/31/2011              13.308              13.228 1
VISI 7  1.80%
                      12/31/2008              N/A              10.550 1
                      12/31/2009              10.550              12.597 9
                      12/31/2010              12.597              13.992 13
                      12/31/2011              13.992              14.011 11
VISI 9  2.20%
                      12/31/2008              N/A              10.965 0
                      12/31/2009              10.965              13.041 0
                      12/31/2010              13.041              14.427 0
                      12/31/2011              14.427              14.390 0
VISL 1  1.65%
                      12/31/2007              N/A              12.834 0
                      12/31/2008              12.834              10.624 5
                      12/31/2009              10.624              12.704 6
                      12/31/2010              12.704              14.132 121
                      12/31/2011              14.132              14.173 159
VISL 10  2.75%
                      12/31/2008              N/A              10.091 1
                      12/31/2009              10.091              11.936 4
                      12/31/2010              11.936              13.132 7
                      12/31/2011              13.132              13.026 7

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 11  2.60%
                      12/31/2008              N/A              10.162 0
                      12/31/2009              10.162              12.038 1
                      12/31/2010              12.038              13.264 1
                      12/31/2011              13.264              13.177 1
VISL 12  2.90%
                      12/31/2008              N/A              10.021 0
                      12/31/2009              10.021              11.834 1
                      12/31/2010              11.834              13.001 2
                      12/31/2011              13.001              12.877 6
VISL 13  2.20%
                      12/31/2009              N/A              13.041 5
                      12/31/2010              13.041              14.427 9
                      12/31/2011              14.427              14.390 15
VISL 14  3.05%
                      12/31/2009              N/A              12.426 0
                      12/31/2010              12.426              13.631 0
                      12/31/2011              13.631              13.481 0
VISL 2  1.95%
                      12/31/2007              N/A              12.694 0
                      12/31/2008              12.694              10.476 3
                      12/31/2009              10.476              12.490 18
                      12/31/2010              12.490              13.852 33
                      12/31/2011              13.852              13.851 53
VISL 3  2.35%
                      12/31/2007              N/A              12.509 0
                      12/31/2008              12.509              10.282 9
                      12/31/2009              10.282              12.210 14
                      12/31/2010              12.210              13.487 15
                      12/31/2011              13.487              13.432 18
VISL 4  2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 1
                      12/31/2009              10.139              12.004 1
                      12/31/2010              12.004              13.220 5
                      12/31/2011              13.220              13.127 4
VISL 5  2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 1
                      12/31/2009              10.210              12.106 2
                      12/31/2010              12.106              13.353 3
                      12/31/2011              13.353              13.279 11
VISL 6  2.80%
                      12/31/2007              N/A              12.304 0
                      12/31/2008              12.304              10.068 1
                      12/31/2009              10.068              11.902 4
                      12/31/2010              11.902              13.088 3
                      12/31/2011              13.088              12.977 6
VISL 7  2.05%
                      12/31/2008              N/A              10.427 1
                      12/31/2009              10.427              12.419 2
                      12/31/2010              12.419              13.760 2
                      12/31/2011              13.760              13.745 2
VISL 9  2.45%
                      12/31/2008              N/A              10.234 1
                      12/31/2009              10.234              12.141 1
                      12/31/2010              12.141              13.398 2
                      12/31/2011              13.398              13.330 1
PIMCO VIT CommodityRealReturn Portfolio
VISB 1  1.90%
                      12/31/2007              N/A              12.645 12
                      12/31/2008              12.645              6.974 32
                      12/31/2009              6.974              9.684 16
                      12/31/2010              9.684              11.832 7
                      12/31/2011              11.832              10.733 7
VISB 10  3.00%
                      12/31/2008              N/A              6.697 0
                      12/31/2009              6.697              9.199 0
                      12/31/2010              9.199              11.116 0
                      12/31/2011              11.116              9.973 0
VISB 11  2.85%
                      12/31/2008              N/A              6.734 0
                      12/31/2009              6.734              9.263 3
                      12/31/2010              9.263              11.211 2
                      12/31/2011              11.211              10.073 2
VISB 12  3.15%
                      12/31/2008              N/A              6.661 0
                      12/31/2009              6.661              9.134 0
                      12/31/2010              9.134              11.022 0
                      12/31/2011              11.022              9.873 0
VISB 13  3.30%
                      12/31/2009              N/A              9.070 0
                      12/31/2010              9.070              10.928 0
                      12/31/2011              10.928              9.775 0
VISB 14  2.45%
                      12/31/2009              N/A              9.438 1
                      12/31/2010              9.438              11.468 1
                      12/31/2011              11.468              10.346 1
VISB 3  2.60%
                      12/31/2007              N/A              12.411 0
                      12/31/2008              12.411              6.797 20
                      12/31/2009              6.797              9.372 31
                      12/31/2010              9.372              11.371 42
                      12/31/2011              11.371              10.243 41
VISB 4  2.90%
                      12/31/2007              N/A              12.312 0
                      12/31/2008              12.312              6.722 7
                      12/31/2009              6.722              9.242 6
                      12/31/2010              9.242              11.179 6
                      12/31/2011              11.179              10.040 6
VISB 5  2.75%
                      12/31/2007              N/A              12.361 0
                      12/31/2008              12.361              6.759 7
                      12/31/2009              6.759              9.307 11
                      12/31/2010              9.307              11.275 10
                      12/31/2011              11.275              10.141 10
VISB 6  3.05%
                      12/31/2007              N/A              12.263 0
                      12/31/2008              12.263              6.685 3
                      12/31/2009              6.685              9.177 0
                      12/31/2010              9.177              11.084 1
                      12/31/2011              11.084              9.940 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7  2.30%
                      12/31/2008              N/A              6.872 14
                      12/31/2009              6.872              9.505 8
                      12/31/2010              9.505              11.566 7
                      12/31/2011              11.566              10.450 6
VISB 9  2.70%
                      12/31/2008              N/A              6.772 0
                      12/31/2009              6.772              9.329 1
                      12/31/2010              9.329              11.307 1
                      12/31/2011              11.307              10.174 1
VISC 1  2.45%
                      12/31/2008              N/A              6.834 2
                      12/31/2009              6.834              9.438 2
                      12/31/2010              9.438              11.468 0
                      12/31/2011              11.468              10.346 0
VISC 10  3.00%
                      12/31/2008              N/A              6.697 0
                      12/31/2009              6.697              9.199 0
                      12/31/2010              9.199              11.116 0
                      12/31/2011              11.116              9.973 0
VISC 11  2.30%
                      12/31/2009              N/A              9.505 1
                      12/31/2010              9.505              11.566 1
                      12/31/2011              11.566              10.450 1
VISC 12  3.15%
                      12/31/2009              N/A              9.134 0
                      12/31/2010              9.134              11.022 0
                      12/31/2011              11.022              9.873 0
VISC 14  1.75%
                      12/31/2009              N/A              9.752 0
                      12/31/2010              9.752              11.933 0
                      12/31/2011              11.933              10.841 0
VISC 15  2.05%
                      12/31/2009              N/A              9.617 0
                      12/31/2010              9.617              11.732 0
                      12/31/2011              11.732              10.626 0
VISC 2  2.75%
                      12/31/2008              N/A              6.759 0
                      12/31/2009              6.759              9.307 1
                      12/31/2010              9.307              11.275 1
                      12/31/2011              11.275              10.141 1
VISC 3  2.60%
                      12/31/2008              N/A              6.797 0
                      12/31/2009              6.797              9.372 0
                      12/31/2010              9.372              11.371 0
                      12/31/2011              11.371              10.243 0
VISC 4  2.90%
                      12/31/2008              N/A              6.722 0
                      12/31/2009              6.722              9.242 0
                      12/31/2010              9.242              11.179 0
                      12/31/2011              11.179              10.040 0
VISC 5  2.15%
                      12/31/2008              N/A              6.910 0
                      12/31/2009              6.910              9.572 0
                      12/31/2010              9.572              11.665 0
                      12/31/2011              11.665              10.555 0
VISC 7  2.55%
                      12/31/2008              N/A              6.809 0
                      12/31/2009              6.809              9.394 0
                      12/31/2010              9.394              11.403 0
                      12/31/2011              11.403              10.277 0
VISC 8  2.85%
                      12/31/2008              N/A              6.734 0
                      12/31/2009              6.734              9.263 0
                      12/31/2010              9.263              11.211 0
                      12/31/2011              11.211              10.073 0
VISC 9  2.70%
                      12/31/2008              N/A              6.772 0
                      12/31/2009              6.772              9.329 0
                      12/31/2010              9.329              11.307 0
                      12/31/2011              11.307              10.174 0
VISI 10  2.50%
                      12/31/2008              N/A              6.822 1
                      12/31/2009              6.822              9.416 1
                      12/31/2010              9.416              11.436 0
                      12/31/2011              11.436              10.311 0
VISI 11  2.35%
                      12/31/2008              N/A              6.859 1
                      12/31/2009              6.859              9.483 4
                      12/31/2010              9.483              11.534 4
                      12/31/2011              11.534              10.415 4
VISI 12  2.65%
                      12/31/2008              N/A              6.784 1
                      12/31/2009              6.784              9.350 0
                      12/31/2010              9.350              11.339 0
                      12/31/2011              11.339              10.208 0
VISI 13  1.95%
                      12/31/2009              N/A              9.662 20
                      12/31/2010              9.662              11.799 20
                      12/31/2011              11.799              10.697 18
VISI 14  2.80%
                      12/31/2009              N/A              9.285 0
                      12/31/2010              9.285              11.243 0
                      12/31/2011              11.243              10.107 0
VISI 2  1.70%
                      12/31/2007              N/A              12.713 1
                      12/31/2008              12.713              7.025 1
                      12/31/2009              7.025              9.775 2
                      12/31/2010              9.775              11.967 6
                      12/31/2011              11.967              10.877 13
VISI 3  2.10%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              6.923 24
                      12/31/2009              6.923              9.594 52
                      12/31/2010              9.594              11.699 51
                      12/31/2011              11.699              10.590 43
VISI 4  2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 13
                      12/31/2009              6.847              9.460 17
                      12/31/2010              9.460              11.501 15
                      12/31/2011              11.501              10.380 14

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              12.528 0
                      12/31/2008              12.528              6.885 16
                      12/31/2009              6.885              9.527 15
                      12/31/2010              9.527              11.599 16
                      12/31/2011              11.599              10.485 16
VISI 6  2.55%
                      12/31/2007              N/A              12.428 0
                      12/31/2008              12.428              6.809 0
                      12/31/2009              6.809              9.394 0
                      12/31/2010              9.394              11.403 0
                      12/31/2011              11.403              10.277 0
VISI 7  1.80%
                      12/31/2008              N/A              7.000 8
                      12/31/2009              7.000              9.730 24
                      12/31/2010              9.730              11.900 36
                      12/31/2011              11.900              10.804 33
VISI 9  2.20%
                      12/31/2008              N/A              6.897 0
                      12/31/2009              6.897              9.549 3
                      12/31/2010              9.549              11.632 3
                      12/31/2011              11.632              10.520 2
VISL 1  1.65%
                      12/31/2007              N/A              12.730 1
                      12/31/2008              12.730              7.038 5
                      12/31/2009              7.038              9.798 6
                      12/31/2010              9.798              12.001 8
                      12/31/2011              12.001              10.913 15
VISL 10  2.75%
                      12/31/2008              N/A              6.759 0
                      12/31/2009              6.759              9.307 4
                      12/31/2010              9.307              11.275 1
                      12/31/2011              11.275              10.141 8
VISL 11  2.60%
                      12/31/2008              N/A              6.797 0
                      12/31/2009              6.797              9.372 0
                      12/31/2010              9.372              11.371 0
                      12/31/2011              11.371              10.243 0
VISL 12  2.90%
                      12/31/2008              N/A              6.722 0
                      12/31/2009              6.722              9.242 2
                      12/31/2010              9.242              11.179 1
                      12/31/2011              11.179              10.040 1
VISL 13  2.20%
                      12/31/2009              N/A              9.549 2
                      12/31/2010              9.549              11.632 4
                      12/31/2011              11.632              10.520 2
VISL 14  3.05%
                      12/31/2009              N/A              9.177 0
                      12/31/2010              9.177              11.084 0
                      12/31/2011              11.084              9.940 0
VISL 2  1.95%
                      12/31/2007              N/A              12.629 0
                      12/31/2008              12.629              6.961 4
                      12/31/2009              6.961              9.662 4
                      12/31/2010              9.662              11.799 7
                      12/31/2011              11.799              10.697 15
VISL 3  2.35%
                      12/31/2007              N/A              12.494 0
                      12/31/2008              12.494              6.859 16
                      12/31/2009              6.859              9.483 20
                      12/31/2010              9.483              11.534 16
                      12/31/2011              11.534              10.415 15
VISL 4  2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 2
                      12/31/2009              6.784              9.350 6
                      12/31/2010              9.350              11.339 7
                      12/31/2011              11.339              10.208 7
VISL 5  2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 2
                      12/31/2009              6.822              9.416 3
                      12/31/2010              9.416              11.436 3
                      12/31/2011              11.436              10.311 3
VISL 6  2.80%
                      12/31/2007              N/A              12.345 0
                      12/31/2008              12.345              6.747 6
                      12/31/2009              6.747              9.285 10
                      12/31/2010              9.285              11.243 9
                      12/31/2011              11.243              10.107 7
VISL 7  2.05%
                      12/31/2008              N/A              6.935 2
                      12/31/2009              6.935              9.617 6
                      12/31/2010              9.617              11.732 5
                      12/31/2011              11.732              10.626 5
VISL 9  2.45%
                      12/31/2008              N/A              6.834 1
                      12/31/2009              6.834              9.438 2
                      12/31/2010              9.438              11.468 2
                      12/31/2011              11.468              10.346 2
PIMCO VIT Emerging Markets Bond Portfolio
VISB 1  1.90%
                      12/31/2007              N/A              12.124 1
                      12/31/2008              12.124              10.159 1
                      12/31/2009              10.159              13.016 4
                      12/31/2010              13.016              14.326 70
                      12/31/2011              14.326              14.947 97
VISB 10  3.00%
                      12/31/2008              N/A              9.756 0
                      12/31/2009              9.756              12.364 4
                      12/31/2010              12.364              13.458 1
                      12/31/2011              13.458              13.889 1
VISB 11  2.85%
                      12/31/2008              N/A              9.810 0
                      12/31/2009              9.810              12.451 1
                      12/31/2010              12.451              13.573 2
                      12/31/2011              13.573              14.028 2
VISB 12  3.15%
                      12/31/2008              N/A              9.702 0
                      12/31/2009              9.702              12.277 2
                      12/31/2010              12.277              13.344 1
                      12/31/2011              13.344              13.750 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13  3.30%
                      12/31/2009              N/A              12.191 3
                      12/31/2010              12.191              13.231 4
                      12/31/2011              13.231              13.613 0
VISB 14  2.45%
                      12/31/2009              N/A              12.686 1
                      12/31/2010              12.686              13.885 2
                      12/31/2011              13.885              14.408 2
VISB 3  2.60%
                      12/31/2007              N/A              11.899 0
                      12/31/2008              11.899              9.901 2
                      12/31/2009              9.901              12.597 7
                      12/31/2010              12.597              13.767 16
                      12/31/2011              13.767              14.264 13
VISB 4  2.90%
                      12/31/2007              N/A              11.804 0
                      12/31/2008              11.804              9.792 0
                      12/31/2009              9.792              12.422 7
                      12/31/2010              12.422              13.535 8
                      12/31/2011              13.535              13.982 5
VISB 5  2.75%
                      12/31/2007              N/A              11.851 0
                      12/31/2008              11.851              9.846 1
                      12/31/2009              9.846              12.509 2
                      12/31/2010              12.509              13.651 5
                      12/31/2011              13.651              14.122 7
VISB 6  3.05%
                      12/31/2007              N/A              11.757 0
                      12/31/2008              11.757              9.738 0
                      12/31/2009              9.738              12.335 10
                      12/31/2010              12.335              13.420 3
                      12/31/2011              13.420              13.842 1
VISB 7  2.30%
                      12/31/2008              N/A              10.010 3
                      12/31/2009              10.010              12.775 4
                      12/31/2010              12.775              14.004 6
                      12/31/2011              14.004              14.553 5
VISB 9  2.70%
                      12/31/2008              N/A              9.864 0
                      12/31/2009              9.864              12.538 5
                      12/31/2010              12.538              13.690 5
                      12/31/2011              13.690              14.169 7
VISC 1  2.45%
                      12/31/2008              N/A              9.955 2
                      12/31/2009              9.955              12.686 2
                      12/31/2010              12.686              13.885 2
                      12/31/2011              13.885              14.408 2
VISC 10  3.00%
                      12/31/2008              N/A              9.756 0
                      12/31/2009              9.756              12.364 0
                      12/31/2010              12.364              13.458 0
                      12/31/2011              13.458              13.889 0
VISC 11  2.30%
                      12/31/2009              N/A              12.775 0
                      12/31/2010              12.775              14.004 0
                      12/31/2011              14.004              14.553 0
VISC 12  3.15%
                      12/31/2009              N/A              12.277 0
                      12/31/2010              12.277              13.344 0
                      12/31/2011              13.344              13.750 0
VISC 14  1.75%
                      12/31/2009              N/A              13.108 1
                      12/31/2010              13.108              14.448 19
                      12/31/2011              14.448              15.097 65
VISC 15  2.05%
                      12/31/2009              N/A              12.925 1
                      12/31/2010              12.925              14.204 2
                      12/31/2011              14.204              14.798 0
VISC 2  2.75%
                      12/31/2008              N/A              9.846 0
                      12/31/2009              9.846              12.509 1
                      12/31/2010              12.509              13.651 1
                      12/31/2011              13.651              14.122 1
VISC 3  2.60%
                      12/31/2008              N/A              9.901 0
                      12/31/2009              9.901              12.597 0
                      12/31/2010              12.597              13.767 0
                      12/31/2011              13.767              14.264 0
VISC 4  2.90%
                      12/31/2008              N/A              9.792 0
                      12/31/2009              9.792              12.422 0
                      12/31/2010              12.422              13.535 0
                      12/31/2011              13.535              13.982 0
VISC 5  2.15%
                      12/31/2008              N/A              10.066 0
                      12/31/2009              10.066              12.865 0
                      12/31/2010              12.865              14.124 0
                      12/31/2011              14.124              14.699 0
VISC 7  2.55%
                      12/31/2008              N/A              9.919 0
                      12/31/2009              9.919              12.627 0
                      12/31/2010              12.627              13.807 0
                      12/31/2011              13.807              14.312 0
VISC 8  2.85%
                      12/31/2008              N/A              9.810 0
                      12/31/2009              9.810              12.451 2
                      12/31/2010              12.451              13.573 0
                      12/31/2011              13.573              14.028 0
VISC 9  2.70%
                      12/31/2008              N/A              9.864 0
                      12/31/2009              9.864              12.538 0
                      12/31/2010              12.538              13.690 0
                      12/31/2011              13.690              14.169 0
VISI 10  2.50%
                      12/31/2008              N/A              9.937 0
                      12/31/2009              9.937              12.656 11
                      12/31/2010              12.656              13.846 4
                      12/31/2011              13.846              14.360 4
VISI 11  2.35%
                      12/31/2008              N/A              9.992 1
                      12/31/2009              9.992              12.745 5
                      12/31/2010              12.745              13.964 5
                      12/31/2011              13.964              14.504 2

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 12  2.65%
                      12/31/2008              N/A              9.882 0
                      12/31/2009              9.882              12.568 13
                      12/31/2010              12.568              13.728 13
                      12/31/2011              13.728              14.217 2
VISI 13  1.95%
                      12/31/2009              N/A              12.986 6
                      12/31/2010              12.986              14.285 8
                      12/31/2011              14.285              14.897 7
VISI 14  2.80%
                      12/31/2009              N/A              12.480 3
                      12/31/2010              12.480              13.612 7
                      12/31/2011              13.612              14.075 0
VISI 2  1.70%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              10.234 0
                      12/31/2009              10.234              13.139 18
                      12/31/2010              13.139              14.489 83
                      12/31/2011              14.489              15.148 86
VISI 3  2.10%
                      12/31/2007              N/A              12.059 0
                      12/31/2008              12.059              10.084 1
                      12/31/2009              10.084              12.895 5
                      12/31/2010              12.895              14.164 11
                      12/31/2011              14.164              14.748 8
VISI 4  2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 4
                      12/31/2009              9.974              12.716 22
                      12/31/2010              12.716              13.925 11
                      12/31/2011              13.925              14.456 8
VISI 5  2.25%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.029 2
                      12/31/2009              10.029              12.805 2
                      12/31/2010              12.805              14.044 11
                      12/31/2011              14.044              14.602 4
VISI 6  2.55%
                      12/31/2007              N/A              11.915 0
                      12/31/2008              11.915              9.919 0
                      12/31/2009              9.919              12.627 1
                      12/31/2010              12.627              13.807 0
                      12/31/2011              13.807              14.312 0
VISI 7  1.80%
                      12/31/2008              N/A              10.196 0
                      12/31/2009              10.196              13.077 2
                      12/31/2010              13.077              14.407 5
                      12/31/2011              14.407              15.047 5
VISI 9  2.20%
                      12/31/2008              N/A              10.047 0
                      12/31/2009              10.047              12.835 0
                      12/31/2010              12.835              14.084 0
                      12/31/2011              14.084              14.650 1
VISL 1  1.65%
                      12/31/2007              N/A              12.205 0
                      12/31/2008              12.205              10.253 1
                      12/31/2009              10.253              13.170 32
                      12/31/2010              13.170              14.530 292
                      12/31/2011              14.530              15.198 290
VISL 10  2.75%
                      12/31/2008              N/A              9.846 0
                      12/31/2009              9.846              12.509 6
                      12/31/2010              12.509              13.651 0
                      12/31/2011              13.651              14.122 1
VISL 11  2.60%
                      12/31/2008              N/A              9.901 0
                      12/31/2009              9.901              12.597 0
                      12/31/2010              12.597              13.767 0
                      12/31/2011              13.767              14.264 0
VISL 12  2.90%
                      12/31/2008              N/A              9.792 0
                      12/31/2009              9.792              12.422 3
                      12/31/2010              12.422              13.535 8
                      12/31/2011              13.535              13.982 3
VISL 13  2.20%
                      12/31/2009              N/A              12.835 0
                      12/31/2010              12.835              14.084 1
                      12/31/2011              14.084              14.650 1
VISL 14  3.05%
                      12/31/2009              N/A              12.335 0
                      12/31/2010              12.335              13.420 0
                      12/31/2011              13.420              13.842 0
VISL 2  1.95%
                      12/31/2007              N/A              12.108 0
                      12/31/2008              12.108              10.140 2
                      12/31/2009              10.140              12.986 9
                      12/31/2010              12.986              14.285 45
                      12/31/2011              14.285              14.897 25
VISL 3  2.35%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              9.992 2
                      12/31/2009              9.992              12.745 4
                      12/31/2010              12.745              13.964 24
                      12/31/2011              13.964              14.504 13
VISL 4  2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 0
                      12/31/2009              9.882              12.568 6
                      12/31/2010              12.568              13.728 2
                      12/31/2011              13.728              14.217 1
VISL 5  2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 0
                      12/31/2009              9.937              12.656 0
                      12/31/2010              12.656              13.846 6
                      12/31/2011              13.846              14.360 7

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              11.835 0
                      12/31/2008              11.835              9.828 4
                      12/31/2009              9.828              12.480 5
                      12/31/2010              12.480              13.612 7
                      12/31/2011              13.612              14.075 8
VISL 7  2.05%
                      12/31/2008              N/A              10.103 1
                      12/31/2009              10.103              12.925 21
                      12/31/2010              12.925              14.204 36
                      12/31/2011              14.204              14.798 36
VISL 9  2.45%
                      12/31/2008              N/A              9.955 0
                      12/31/2009              9.955              12.686 0
                      12/31/2010              12.686              13.885 1
                      12/31/2011              13.885              14.408 1
PIMCO VIT Global Advantage Strategy Bond Portfolio
VISB 1  1.90%
                      12/31/2011              N/A              9.781 4
VISB 10  3.00%
                      12/31/2011              N/A              9.709 0
VISB 11  2.85%
                      12/31/2011              N/A              9.719 0
VISB 12  3.15%
                      12/31/2011              N/A              9.699 0
VISB 13  3.30%
                      12/31/2011              N/A              9.685 0
VISB 14  2.45%
                      12/31/2011              N/A              9.745 3
VISB 3  2.60%
                      12/31/2011              N/A              9.735 0
VISB 4  2.90%
                      12/31/2011              N/A              9.720 0
VISB 5  2.75%
                      12/31/2011              N/A              9.725 0
VISB 6  3.05%
                      12/31/2011              N/A              9.706 0
VISB 7  2.30%
                      12/31/2011              N/A              9.755 0
VISB 9  2.70%
                      12/31/2011              N/A              9.729 1
VISC 1  2.45%
                      12/31/2011              N/A              9.745 0
VISC 10  3.00%
                      12/31/2011              N/A              9.709 0
VISC 11  2.30%
                      12/31/2011              N/A              9.755 0
VISC 12  3.15%
                      12/31/2011              N/A              9.699 0
VISC 14  1.75%
                      12/31/2011              N/A              9.791 0
VISC 15  2.05%
                      12/31/2011              N/A              9.771 0
VISC 2  2.75%
                      12/31/2011              N/A              9.725 0
VISC 3  2.60%
                      12/31/2011              N/A              9.735 0
VISC 4  2.90%
                      12/31/2011              N/A              9.720 0
VISC 5  2.15%
                      12/31/2011              N/A              9.765 0
VISC 7  2.55%
                      12/31/2011              N/A              9.738 0
VISC 8  2.85%
                      12/31/2011              N/A              9.719 0
VISC 9  2.70%
                      12/31/2011              N/A              9.729 0
VISI 10  2.50%
                      12/31/2011              N/A              9.742 0
VISI 11  2.35%
                      12/31/2011              N/A              9.752 0
VISI 12  2.65%
                      12/31/2011              N/A              9.732 0
VISI 13  1.95%
                      12/31/2011              N/A              9.778 0
VISI 14  2.80%
                      12/31/2011              N/A              9.722 0
VISI 2  1.70%
                      12/31/2011              N/A              9.787 12
VISI 3  2.10%
                      12/31/2011              N/A              9.768 2
VISI 4  2.40%
                      12/31/2011              N/A              9.748 0
VISI 5  2.25%
                      12/31/2011              N/A              9.758 0
VISI 6  2.55%
                      12/31/2011              N/A              9.738 0
VISI 7  1.80%
                      12/31/2011              N/A              9.788 0
VISI 9  2.20%
                      12/31/2011              N/A              9.761 0
VISL 1  1.65%
                      12/31/2011              N/A              9.797 10
VISL 10  2.75%
                      12/31/2011              N/A              9.725 0
VISL 11  2.60%
                      12/31/2011              N/A              9.735 0
VISL 12  2.90%
                      12/31/2011              N/A              9.720 0
VISL 13  2.20%
                      12/31/2011              N/A              9.761 0
VISL 14  3.05%
                      12/31/2011              N/A              9.706 0
VISL 2  1.95%
                      12/31/2011              N/A              9.778 0
VISL 3  2.35%
                      12/31/2011              N/A              9.752 11
VISL 4  2.65%
                      12/31/2011              N/A              9.732 0
VISL 5  2.50%
                      12/31/2011              N/A              9.742 0
VISL 6  2.80%
                      12/31/2011              N/A              9.722 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.05%
                      12/31/2011              N/A              9.771 2
VISL 9  2.45%
                      12/31/2011              N/A              9.745 0
PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 1  1.90%
                      12/31/2007              N/A              10.302 0
                      12/31/2008              10.302              10.022 12
                      12/31/2009              10.022              11.492 13
                      12/31/2010              11.492              12.590 21
                      12/31/2011              12.590              13.289 51
VISB 10  3.00%
                      12/31/2008              N/A              9.624 0
                      12/31/2009              9.624              10.915 0
                      12/31/2010              10.915              11.828 0
                      12/31/2011              11.828              12.348 0
VISB 11  2.85%
                      12/31/2008              N/A              9.678 0
                      12/31/2009              9.678              10.992 8
                      12/31/2010              10.992              11.929 9
                      12/31/2011              11.929              12.473 9
VISB 12  3.15%
                      12/31/2008              N/A              9.572 0
                      12/31/2009              9.572              10.839 1
                      12/31/2010              10.839              11.727 1
                      12/31/2011              11.727              12.225 1
VISB 13  3.30%
                      12/31/2009              N/A              10.763 0
                      12/31/2010              10.763              11.628 5
                      12/31/2011              11.628              12.103 0
VISB 14  2.45%
                      12/31/2009              N/A              11.200 0
                      12/31/2010              11.200              12.203 1
                      12/31/2011              12.203              12.810 0
VISB 3  2.60%
                      12/31/2007              N/A              10.111 0
                      12/31/2008              10.111              9.767 4
                      12/31/2009              9.767              11.121 5
                      12/31/2010              11.121              12.099 9
                      12/31/2011              12.099              12.682 8
VISB 4  2.90%
                      12/31/2007              N/A              10.030 0
                      12/31/2008              10.030              9.660 0
                      12/31/2009              9.660              10.966 0
                      12/31/2010              10.966              11.895 8
                      12/31/2011              11.895              12.431 5
VISB 5  2.75%
                      12/31/2007              N/A              10.070 0
                      12/31/2008              10.070              9.713 2
                      12/31/2009              9.713              11.044 2
                      12/31/2010              11.044              11.997 2
                      12/31/2011              11.997              12.556 1
VISB 6  3.05%
                      12/31/2007              N/A              9.990 0
                      12/31/2008              9.990              9.607 0
                      12/31/2009              9.607              10.890 1
                      12/31/2010              10.890              11.794 5
                      12/31/2011              11.794              12.307 2
VISB 7  2.30%
                      12/31/2008              N/A              9.875 1
                      12/31/2009              9.875              11.279 2
                      12/31/2010              11.279              12.307 2
                      12/31/2011              12.307              12.939 2
VISB 9  2.70%
                      12/31/2008              N/A              9.731 0
                      12/31/2009              9.731              11.069 5
                      12/31/2010              11.069              12.031 4
                      12/31/2011              12.031              12.598 0
VISC 1  2.45%
                      12/31/2008              N/A              9.821 2
                      12/31/2009              9.821              11.200 3
                      12/31/2010              11.200              12.203 3
                      12/31/2011              12.203              12.810 3
VISC 10  3.00%
                      12/31/2008              N/A              9.624 0
                      12/31/2009              9.624              10.915 0
                      12/31/2010              10.915              11.828 0
                      12/31/2011              11.828              12.348 0
VISC 11  2.30%
                      12/31/2009              N/A              11.279 0
                      12/31/2010              11.279              12.307 0
                      12/31/2011              12.307              12.939 0
VISC 12  3.15%
                      12/31/2009              N/A              10.839 0
                      12/31/2010              10.839              11.727 0
                      12/31/2011              11.727              12.225 0
VISC 14  1.75%
                      12/31/2009              N/A              11.572 0
                      12/31/2010              11.572              12.698 1
                      12/31/2011              12.698              13.423 1
VISC 15  2.05%
                      12/31/2009              N/A              11.411 0
                      12/31/2010              11.411              12.483 2
                      12/31/2011              12.483              13.157 0
VISC 2  2.75%
                      12/31/2008              N/A              9.713 0
                      12/31/2009              9.713              11.044 0
                      12/31/2010              11.044              11.997 0
                      12/31/2011              11.997              12.556 0
VISC 3  2.60%
                      12/31/2008              N/A              9.767 0
                      12/31/2009              9.767              11.121 0
                      12/31/2010              11.121              12.099 0
                      12/31/2011              12.099              12.682 0
VISC 4  2.90%
                      12/31/2008              N/A              9.660 0
                      12/31/2009              9.660              10.966 0
                      12/31/2010              10.966              11.895 0
                      12/31/2011              11.895              12.431 0
VISC 5  2.15%
                      12/31/2008              N/A              9.930 0
                      12/31/2009              9.930              11.358 0
                      12/31/2010              11.358              12.412 0
                      12/31/2011              12.412              13.069 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7  2.55%
                      12/31/2008              N/A              9.785 0
                      12/31/2009              9.785              11.147 0
                      12/31/2010              11.147              12.134 0
                      12/31/2011              12.134              12.725 0
VISC 8  2.85%
                      12/31/2008              N/A              9.678 2
                      12/31/2009              9.678              10.992 1
                      12/31/2010              10.992              11.929 0
                      12/31/2011              11.929              12.473 0
VISC 9  2.70%
                      12/31/2008              N/A              9.731 0
                      12/31/2009              9.731              11.069 0
                      12/31/2010              11.069              12.031 0
                      12/31/2011              12.031              12.598 0
VISI 10  2.50%
                      12/31/2008              N/A              9.803 0
                      12/31/2009              9.803              11.174 4
                      12/31/2010              11.174              12.168 1
                      12/31/2011              12.168              12.767 1
VISI 11  2.35%
                      12/31/2008              N/A              9.857 0
                      12/31/2009              9.857              11.252 2
                      12/31/2010              11.252              12.272 2
                      12/31/2011              12.272              12.896 1
VISI 12  2.65%
                      12/31/2008              N/A              9.749 0
                      12/31/2009              9.749              11.095 1
                      12/31/2010              11.095              12.065 13
                      12/31/2011              12.065              12.640 1
VISI 13  1.95%
                      12/31/2009              N/A              11.465 5
                      12/31/2010              11.465              12.554 4
                      12/31/2011              12.554              13.245 5
VISI 14  2.80%
                      12/31/2009              N/A              11.018 0
                      12/31/2010              11.018              11.963 8
                      12/31/2011              11.963              12.514 0
VISI 2  1.70%
                      12/31/2007              N/A              10.357 0
                      12/31/2008              10.357              10.096 0
                      12/31/2009              10.096              11.600 6
                      12/31/2010              11.600              12.734 35
                      12/31/2011              12.734              13.468 31
VISI 3  2.10%
                      12/31/2007              N/A              10.247 0
                      12/31/2008              10.247              9.948 5
                      12/31/2009              9.948              11.385 17
                      12/31/2010              11.385              12.448 23
                      12/31/2011              12.448              13.113 22
VISI 4  2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 6
                      12/31/2009              9.839              11.226 9
                      12/31/2010              11.226              12.237 13
                      12/31/2011              12.237              12.853 8
VISI 5  2.25%
                      12/31/2007              N/A              10.206 0
                      12/31/2008              10.206              9.894 6
                      12/31/2009              9.894              11.305 5
                      12/31/2010              11.305              12.342 7
                      12/31/2011              12.342              12.982 9
VISI 6  2.55%
                      12/31/2007              N/A              10.124 0
                      12/31/2008              10.124              9.785 0
                      12/31/2009              9.785              11.147 0
                      12/31/2010              11.147              12.134 0
                      12/31/2011              12.134              12.725 0
VISI 7  1.80%
                      12/31/2008              N/A              10.059 2
                      12/31/2009              10.059              11.545 8
                      12/31/2010              11.545              12.662 14
                      12/31/2011              12.662              13.378 15
VISI 9  2.20%
                      12/31/2008              N/A              9.912 0
                      12/31/2009              9.912              11.331 0
                      12/31/2010              11.331              12.377 0
                      12/31/2011              12.377              13.026 1
VISL 1  1.65%
                      12/31/2007              N/A              10.371 0
                      12/31/2008              10.371              10.114 0
                      12/31/2009              10.114              11.627 10
                      12/31/2010              11.627              12.770 56
                      12/31/2011              12.770              13.513 84
VISL 10  2.75%
                      12/31/2008              N/A              9.713 1
                      12/31/2009              9.713              11.044 6
                      12/31/2010              11.044              11.997 7
                      12/31/2011              11.997              12.556 6
VISL 11  2.60%
                      12/31/2008              N/A              9.767 0
                      12/31/2009              9.767              11.121 0
                      12/31/2010              11.121              12.099 0
                      12/31/2011              12.099              12.682 0
VISL 12  2.90%
                      12/31/2008              N/A              9.660 0
                      12/31/2009              9.660              10.966 0
                      12/31/2010              10.966              11.895 1
                      12/31/2011              11.895              12.431 0
VISL 13  2.20%
                      12/31/2009              N/A              11.331 2
                      12/31/2010              11.331              12.377 2
                      12/31/2011              12.377              13.026 2
VISL 14  3.05%
                      12/31/2009              N/A              10.890 0
                      12/31/2010              10.890              11.794 0
                      12/31/2011              11.794              12.307 0
VISL 2  1.95%
                      12/31/2007              N/A              10.288 0
                      12/31/2008              10.288              10.003 0
                      12/31/2009              10.003              11.465 2
                      12/31/2010              11.465              12.554 6
                      12/31/2011              12.554              13.245 16

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              10.178 0
                      12/31/2008              10.178              9.857 3
                      12/31/2009              9.857              11.252 2
                      12/31/2010              11.252              12.272 2
                      12/31/2011              12.272              12.896 1
VISL 4  2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 3
                      12/31/2009              9.749              11.095 9
                      12/31/2010              11.095              12.065 9
                      12/31/2011              12.065              12.640 8
VISL 5  2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 2
                      12/31/2009              9.803              11.174 2
                      12/31/2010              11.174              12.168 1
                      12/31/2011              12.168              12.767 1
VISL 6  2.80%
                      12/31/2007              N/A              10.057 0
                      12/31/2008              10.057              9.695 0
                      12/31/2009              9.695              11.018 0
                      12/31/2010              11.018              11.963 0
                      12/31/2011              11.963              12.514 0
VISL 7  2.05%
                      12/31/2008              N/A              9.967 0
                      12/31/2009              9.967              11.411 1
                      12/31/2010              11.411              12.483 1
                      12/31/2011              12.483              13.157 2
VISL 9  2.45%
                      12/31/2008              N/A              9.821 1
                      12/31/2009              9.821              11.200 2
                      12/31/2010              11.200              12.203 3
                      12/31/2011              12.203              12.810 3
PIMCO VIT Global Multi-Asset Portfolio
VISB 1  1.90%
                      12/31/2009              N/A              10.001 3
                      12/31/2010              10.001              10.927 105
                      12/31/2011              10.927              10.536 120
VISB 10  3.00%
                      12/31/2009              N/A              9.980 0
                      12/31/2010              9.980              10.785 0
                      12/31/2011              10.785              10.285 5
VISB 11  2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 5
                      12/31/2011              10.804              10.319 4
VISB 12  3.15%
                      12/31/2009              N/A              9.977 0
                      12/31/2010              9.977              10.765 0
                      12/31/2011              10.765              10.251 2
VISB 13  3.30%
                      12/31/2009              N/A              9.974 0
                      12/31/2010              9.974              10.746 0
                      12/31/2011              10.746              10.218 3
VISB 14  2.45%
                      12/31/2009              N/A              9.990 0
                      12/31/2010              9.990              10.856 0
                      12/31/2011              10.856              10.410 0
VISB 3  2.60%
                      12/31/2009              N/A              9.988 0
                      12/31/2010              9.988              10.836 0
                      12/31/2011              10.836              10.376 0
VISB 4  2.90%
                      12/31/2009              N/A              9.982 0
                      12/31/2010              9.982              10.798 0
                      12/31/2011              10.798              10.308 7
VISB 5  2.75%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.817 1
                      12/31/2011              10.817              10.342 1
VISB 6  3.05%
                      12/31/2009              N/A              9.979 0
                      12/31/2010              9.979              10.778 0
                      12/31/2011              10.778              10.274 11
VISB 7  2.30%
                      12/31/2009              N/A              9.993 0
                      12/31/2010              9.993              10.875 0
                      12/31/2011              10.875              10.444 0
VISB 9  2.70%
                      12/31/2009              N/A              9.986 3
                      12/31/2010              9.986              10.823 3
                      12/31/2011              10.823              10.353 3
VISC 1  2.45%
                      12/31/2009              N/A              9.990 0
                      12/31/2010              9.990              10.856 0
                      12/31/2011              10.856              10.410 0
VISC 10  3.00%
                      12/31/2009              N/A              9.980 0
                      12/31/2010              9.980              10.785 0
                      12/31/2011              10.785              10.285 0
VISC 11  2.30%
                      12/31/2009              N/A              9.993 0
                      12/31/2010              9.993              10.875 0
                      12/31/2011              10.875              10.444 0
VISC 12  3.15%
                      12/31/2009              N/A              9.977 0
                      12/31/2010              9.977              10.765 0
                      12/31/2011              10.765              10.251 0
VISC 14  1.75%
                      12/31/2009              N/A              10.004 0
                      12/31/2010              10.004              10.947 7
                      12/31/2011              10.947              10.571 11
VISC 15  2.05%
                      12/31/2009              N/A              9.998 0
                      12/31/2010              9.998              10.908 9
                      12/31/2011              10.908              10.501 13
VISC 2  2.75%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.817 0
                      12/31/2011              10.817              10.342 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3  2.60%
                      12/31/2009              N/A              9.988 0
                      12/31/2010              9.988              10.836 0
                      12/31/2011              10.836              10.376 0
VISC 4  2.90%
                      12/31/2009              N/A              9.982 0
                      12/31/2010              9.982              10.798 0
                      12/31/2011              10.798              10.308 0
VISC 5  2.15%
                      12/31/2009              N/A              9.996 0
                      12/31/2010              9.996              10.895 0
                      12/31/2011              10.895              10.478 0
VISC 7  2.55%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.843 0
                      12/31/2011              10.843              10.387 0
VISC 8  2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 0
                      12/31/2011              10.804              10.319 3
VISC 9  2.70%
                      12/31/2009              N/A              9.986 0
                      12/31/2010              9.986              10.823 0
                      12/31/2011              10.823              10.353 0
VISI 10  2.50%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.849 0
                      12/31/2011              10.849              10.398 8
VISI 11  2.35%
                      12/31/2009              N/A              9.992 0
                      12/31/2010              9.992              10.869 0
                      12/31/2011              10.869              10.433 1
VISI 12  2.65%
                      12/31/2009              N/A              9.987 0
                      12/31/2010              9.987              10.830 0
                      12/31/2011              10.830              10.364 8
VISI 13  1.95%
                      12/31/2009              N/A              10.000 0
                      12/31/2010              10.000              10.921 1
                      12/31/2011              10.921              10.524 1
VISI 14  2.80%
                      12/31/2009              N/A              9.984 0
                      12/31/2010              9.984              10.810 0
                      12/31/2011              10.810              10.330 7
VISI 2  1.70%
                      12/31/2009              N/A              10.005 17
                      12/31/2010              10.005              10.953 136
                      12/31/2011              10.953              10.582 222
VISI 3  2.10%
                      12/31/2009              N/A              9.997 0
                      12/31/2010              9.997              10.901 0
                      12/31/2011              10.901              10.490 2
VISI 4  2.40%
                      12/31/2009              N/A              9.991 0
                      12/31/2010              9.991              10.862 2
                      12/31/2011              10.862              10.421 11
VISI 5  2.25%
                      12/31/2009              N/A              9.994 0
                      12/31/2010              9.994              10.882 2
                      12/31/2011              10.882              10.455 4
VISI 6  2.55%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.843 0
                      12/31/2011              10.843              10.387 4
VISI 7  1.80%
                      12/31/2009              N/A              10.003 0
                      12/31/2010              10.003              10.940 14
                      12/31/2011              10.940              10.559 14
VISI 9  2.20%
                      12/31/2009              N/A              9.995 0
                      12/31/2010              9.995              10.888 0
                      12/31/2011              10.888              10.467 0
VISL 1  1.65%
                      12/31/2009              N/A              10.006 5
                      12/31/2010              10.006              10.960 398
                      12/31/2011              10.960              10.594 513
VISL 10  2.75%
                      12/31/2009              N/A              9.985 3
                      12/31/2010              9.985              10.817 3
                      12/31/2011              10.817              10.342 4
VISL 11  2.60%
                      12/31/2009              N/A              9.988 0
                      12/31/2010              9.988              10.836 2
                      12/31/2011              10.836              10.376 3
VISL 12  2.90%
                      12/31/2009              N/A              9.982 5
                      12/31/2010              9.982              10.798 1
                      12/31/2011              10.798              10.308 3
VISL 13  2.20%
                      12/31/2009              N/A              9.995 0
                      12/31/2010              9.995              10.888 0
                      12/31/2011              10.888              10.467 0
VISL 14  3.05%
                      12/31/2009              N/A              9.979 0
                      12/31/2010              9.979              10.778 0
                      12/31/2011              10.778              10.274 0
VISL 2  1.95%
                      12/31/2009              N/A              10.000 12
                      12/31/2010              10.000              10.921 94
                      12/31/2011              10.921              10.524 210
VISL 3  2.35%
                      12/31/2009              N/A              9.992 0
                      12/31/2010              9.992              10.869 0
                      12/31/2011              10.869              10.433 1
VISL 4  2.65%
                      12/31/2009              N/A              9.987 0
                      12/31/2010              9.987              10.830 1
                      12/31/2011              10.830              10.364 6
VISL 5  2.50%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.849 0
                      12/31/2011              10.849              10.398 6

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2009              N/A              9.984 0
                      12/31/2010              9.984              10.810 4
                      12/31/2011              10.810              10.330 4
VISL 7  2.05%
                      12/31/2009              N/A              9.998 0
                      12/31/2010              9.998              10.908 0
                      12/31/2011              10.908              10.501 0
VISL 9  2.45%
                      12/31/2009              N/A              9.990 0
                      12/31/2010              9.990              10.856 0
                      12/31/2011              10.856              10.410 0
PIMCO VIT High Yield Portfolio
VISB 1  1.90%
                      12/31/2007              N/A              13.628 0
                      12/31/2008              13.628              10.223 2
                      12/31/2009              10.223              14.086 4
                      12/31/2010              14.086              15.826 17
                      12/31/2011              15.826              16.051 40
VISB 10  3.00%
                      12/31/2008              N/A              9.345 0
                      12/31/2009              9.345              12.736 4
                      12/31/2010              12.736              14.152 1
                      12/31/2011              14.152              14.196 1
VISB 11  2.85%
                      12/31/2008              N/A              9.471 0
                      12/31/2009              9.471              12.927 7
                      12/31/2010              12.927              14.385 6
                      12/31/2011              14.385              14.452 7
VISB 12  3.15%
                      12/31/2008              N/A              9.221 0
                      12/31/2009              9.221              12.547 2
                      12/31/2010              12.547              13.922 1
                      12/31/2011              13.922              13.945 1
VISB 13  3.30%
                      12/31/2009              N/A              12.427 3
                      12/31/2010              12.427              13.767 0
                      12/31/2011              13.767              13.769 0
VISB 14  2.45%
                      12/31/2009              N/A              13.450 8
                      12/31/2010              13.450              15.028 8
                      12/31/2011              15.028              15.158 9
VISB 3  2.60%
                      12/31/2007              N/A              12.980 0
                      12/31/2008              12.980              9.669 3
                      12/31/2009              9.669              13.230 8
                      12/31/2010              13.230              14.761 10
                      12/31/2011              14.761              14.866 10
VISB 4  2.90%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              9.441 1
                      12/31/2009              9.441              12.880 6
                      12/31/2010              12.880              14.326 1
                      12/31/2011              14.326              14.386 2
VISB 5  2.75%
                      12/31/2007              N/A              12.846 0
                      12/31/2008              12.846              9.555 1
                      12/31/2009              9.555              13.054 4
                      12/31/2010              13.054              14.542 3
                      12/31/2011              14.542              14.624 6
VISB 6  3.05%
                      12/31/2007              N/A              12.581 0
                      12/31/2008              12.581              9.329 0
                      12/31/2009              9.329              12.708 10
                      12/31/2010              12.708              14.114 1
                      12/31/2011              14.114              14.151 1
VISB 7  2.30%
                      12/31/2008              N/A              9.903 3
                      12/31/2009              9.903              13.591 5
                      12/31/2010              13.591              15.208 8
                      12/31/2011              15.208              15.363 6
VISB 9  2.70%
                      12/31/2008              N/A              9.599 0
                      12/31/2009              9.599              13.120 1
                      12/31/2010              13.120              14.623 1
                      12/31/2011              14.623              14.713 8
VISC 1  2.45%
                      12/31/2008              N/A              9.815 0
                      12/31/2009              9.815              13.450 0
                      12/31/2010              13.450              15.028 0
                      12/31/2011              15.028              15.158 0
VISC 10  3.00%
                      12/31/2008              N/A              9.345 0
                      12/31/2009              9.345              12.736 0
                      12/31/2010              12.736              14.152 0
                      12/31/2011              14.152              14.196 0
VISC 11  2.30%
                      12/31/2009              N/A              13.591 0
                      12/31/2010              13.591              15.208 0
                      12/31/2011              15.208              15.363 0
VISC 12  3.15%
                      12/31/2009              N/A              12.547 0
                      12/31/2010              12.547              13.922 0
                      12/31/2011              13.922              13.945 0
VISC 14  1.75%
                      12/31/2009              N/A              13.884 1
                      12/31/2010              13.884              15.622 6
                      12/31/2011              15.622              15.868 7
VISC 15  2.05%
                      12/31/2009              N/A              13.995 3
                      12/31/2010              13.995              15.699 1
                      12/31/2011              15.699              15.899 0
VISC 2  2.75%
                      12/31/2008              N/A              9.556 1
                      12/31/2009              9.556              13.055 2
                      12/31/2010              13.055              14.543 1
                      12/31/2011              14.543              14.626 1
VISC 3  2.60%
                      12/31/2008              N/A              9.685 0
                      12/31/2009              9.685              13.251 0
                      12/31/2010              13.251              14.784 0
                      12/31/2011              14.784              14.890 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              9.429 0
                      12/31/2009              9.429              12.863 0
                      12/31/2010              12.863              14.307 0
                      12/31/2011              14.307              14.366 0
VISC 5  2.15%
                      12/31/2008              N/A              10.081 0
                      12/31/2009              10.081              13.857 0
                      12/31/2010              13.857              15.529 0
                      12/31/2011              15.529              15.710 0
VISC 7  2.55%
                      12/31/2008              N/A              9.728 0
                      12/31/2009              9.728              13.317 0
                      12/31/2010              13.317              14.865 0
                      12/31/2011              14.865              14.979 0
VISC 8  2.85%
                      12/31/2008              N/A              9.471 0
                      12/31/2009              9.471              12.927 2
                      12/31/2010              12.927              14.385 0
                      12/31/2011              14.385              14.452 0
VISC 9  2.70%
                      12/31/2008              N/A              9.599 0
                      12/31/2009              9.599              13.120 0
                      12/31/2010              13.120              14.623 0
                      12/31/2011              14.623              14.713 0
VISI 10  2.50%
                      12/31/2008              N/A              9.771 1
                      12/31/2009              9.771              13.383 10
                      12/31/2010              13.383              14.946 1
                      12/31/2011              14.946              15.068 1
VISI 11  2.35%
                      12/31/2008              N/A              9.903 1
                      12/31/2009              9.903              13.584 3
                      12/31/2010              13.584              15.193 4
                      12/31/2011              15.193              15.340 1
VISI 12  2.65%
                      12/31/2008              N/A              9.641 0
                      12/31/2009              9.641              13.186 12
                      12/31/2010              13.186              14.703 1
                      12/31/2011              14.703              14.801 1
VISI 13  1.95%
                      12/31/2009              N/A              14.134 13
                      12/31/2010              14.134              15.872 13
                      12/31/2011              15.872              16.089 17
VISI 14  2.80%
                      12/31/2009              N/A              12.991 3
                      12/31/2010              12.991              14.464 0
                      12/31/2011              14.464              14.539 0
VISI 2  1.70%
                      12/31/2007              N/A              13.962 1
                      12/31/2008              13.962              10.494 0
                      12/31/2009              10.494              14.489 25
                      12/31/2010              14.489              16.311 31
                      12/31/2011              16.311              16.576 54
VISI 3  2.10%
                      12/31/2007              N/A              13.526 0
                      12/31/2008              13.526              10.126 1
                      12/31/2009              10.126              13.925 19
                      12/31/2010              13.925              15.614 26
                      12/31/2011              15.614              15.804 28
VISI 4  2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 0
                      12/31/2009              9.859              13.517 17
                      12/31/2010              13.517              15.110 7
                      12/31/2011              15.110              15.249 4
VISI 5  2.25%
                      12/31/2007              N/A              13.366 0
                      12/31/2008              13.366              9.992 2
                      12/31/2009              9.992              13.720 3
                      12/31/2010              13.720              15.360 4
                      12/31/2011              15.360              15.524 10
VISI 6  2.55%
                      12/31/2007              N/A              13.053 0
                      12/31/2008              13.053              9.728 0
                      12/31/2009              9.728              13.317 1
                      12/31/2010              13.317              14.865 0
                      12/31/2011              14.865              14.979 0
VISI 7  1.80%
                      12/31/2008              N/A              10.401 12
                      12/31/2009              10.401              14.346 19
                      12/31/2010              14.346              16.134 25
                      12/31/2011              16.134              16.380 27
VISI 9  2.20%
                      12/31/2008              N/A              9.982 0
                      12/31/2009              9.982              13.713 1
                      12/31/2010              13.713              15.360 1
                      12/31/2011              15.360              15.532 1
VISL 1  1.65%
                      12/31/2007              N/A              14.017 0
                      12/31/2008              14.017              10.541 0
                      12/31/2009              10.541              14.561 4
                      12/31/2010              14.561              16.401 52
                      12/31/2011              16.401              16.675 80
VISL 10  2.75%
                      12/31/2008              N/A              9.556 0
                      12/31/2009              9.556              13.055 3
                      12/31/2010              13.055              14.543 3
                      12/31/2011              14.543              14.626 2
VISL 11  2.60%
                      12/31/2008              N/A              9.685 0
                      12/31/2009              9.685              13.251 0
                      12/31/2010              13.251              14.784 0
                      12/31/2011              14.784              14.890 0
VISL 12  2.90%
                      12/31/2008              N/A              9.429 0
                      12/31/2009              9.429              12.863 0
                      12/31/2010              12.863              14.307 0
                      12/31/2011              14.307              14.366 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13  2.20%
                      12/31/2009              N/A              13.713 1
                      12/31/2010              13.713              15.360 3
                      12/31/2011              15.360              15.532 3
VISL 14  3.05%
                      12/31/2009              N/A              12.708 0
                      12/31/2010              12.708              14.114 0
                      12/31/2011              14.114              14.151 0
VISL 2  1.95%
                      12/31/2007              N/A              13.688 0
                      12/31/2008              13.688              10.263 1
                      12/31/2009              10.263              14.134 20
                      12/31/2010              14.134              15.872 22
                      12/31/2011              15.872              16.089 35
VISL 3  2.35%
                      12/31/2007              N/A              13.261 0
                      12/31/2008              13.261              9.903 3
                      12/31/2009              9.903              13.584 5
                      12/31/2010              13.584              15.193 8
                      12/31/2011              15.193              15.340 9
VISL 4  2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 1
                      12/31/2009              9.641              13.186 7
                      12/31/2010              13.186              14.703 13
                      12/31/2011              14.703              14.801 2
VISL 5  2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 2
                      12/31/2009              9.771              13.383 4
                      12/31/2010              13.383              14.946 6
                      12/31/2011              14.946              15.068 8
VISL 6  2.80%
                      12/31/2007              N/A              12.797 0
                      12/31/2008              12.797              9.513 0
                      12/31/2009              9.513              12.991 3
                      12/31/2010              12.991              14.464 1
                      12/31/2011              14.464              14.539 1
VISL 7  2.05%
                      12/31/2008              N/A              10.172 1
                      12/31/2009              10.172              13.995 1
                      12/31/2010              13.995              15.699 4
                      12/31/2011              15.699              15.899 4
VISL 9  2.45%
                      12/31/2008              N/A              9.815 0
                      12/31/2009              9.815              13.450 0
                      12/31/2010              13.450              15.028 0
                      12/31/2011              15.028              15.158 0
PIMCO VIT Real Return Portfolio
VISB 1  1.90%
                      12/31/2007              N/A              11.989 0
                      12/31/2008              11.989              10.933 16
                      12/31/2009              10.933              12.700 21
                      12/31/2010              12.700              13.472 92
                      12/31/2011              13.472              14.763 124
VISB 10  3.00%
                      12/31/2008              N/A              10.314 0
                      12/31/2009              10.314              11.851 0
                      12/31/2010              11.851              12.433 0
                      12/31/2011              12.433              13.476 0
VISB 11  2.85%
                      12/31/2008              N/A              10.403 0
                      12/31/2009              10.403              11.970 9
                      12/31/2010              11.970              12.577 9
                      12/31/2011              12.577              13.652 9
VISB 12  3.15%
                      12/31/2008              N/A              10.227 0
                      12/31/2009              10.227              11.732 1
                      12/31/2010              11.732              12.291 1
                      12/31/2011              12.291              13.302 1
VISB 13  3.30%
                      12/31/2009              N/A              11.615 0
                      12/31/2010              11.615              12.150 0
                      12/31/2011              12.150              13.130 0
VISB 14  2.45%
                      12/31/2009              N/A              12.294 0
                      12/31/2010              12.294              12.969 0
                      12/31/2011              12.969              14.134 0
VISB 3  2.60%
                      12/31/2007              N/A              11.603 0
                      12/31/2008              11.603              10.507 13
                      12/31/2009              10.507              12.120 16
                      12/31/2010              12.120              12.767 42
                      12/31/2011              12.767              13.893 39
VISB 4  2.90%
                      12/31/2007              N/A              11.441 0
                      12/31/2008              11.441              10.329 2
                      12/31/2009              10.329              11.880 2
                      12/31/2010              11.880              12.476 2
                      12/31/2011              12.476              13.536 3
VISB 5  2.75%
                      12/31/2007              N/A              11.522 0
                      12/31/2008              11.522              10.418 4
                      12/31/2009              10.418              11.999 16
                      12/31/2010              11.999              12.621 15
                      12/31/2011              12.621              13.713 9
VISB 6  3.05%
                      12/31/2007              N/A              11.361 0
                      12/31/2008              11.361              10.242 0
                      12/31/2009              10.242              11.761 1
                      12/31/2010              11.761              12.333 1
                      12/31/2011              12.333              13.361 1
VISB 7  2.30%
                      12/31/2008              N/A              10.732 8
                      12/31/2009              10.732              12.418 6
                      12/31/2010              12.418              13.119 6
                      12/31/2011              13.119              14.319 6
VISB 9  2.70%
                      12/31/2008              N/A              10.491 1
                      12/31/2009              10.491              12.090 3
                      12/31/2010              12.090              12.723 2
                      12/31/2011              12.723              13.831 2

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              10.641 0
                      12/31/2009              10.641              12.294 0
                      12/31/2010              12.294              12.969 0
                      12/31/2011              12.969              14.134 0
VISC 10  3.00%
                      12/31/2008              N/A              10.314 0
                      12/31/2009              10.314              11.851 0
                      12/31/2010              11.851              12.433 0
                      12/31/2011              12.433              13.476 0
VISC 11  2.30%
                      12/31/2009              N/A              12.418 0
                      12/31/2010              12.418              13.119 0
                      12/31/2011              13.119              14.319 0
VISC 12  3.15%
                      12/31/2009              N/A              11.732 0
                      12/31/2010              11.732              12.291 0
                      12/31/2011              12.291              13.302 0
VISC 14  1.75%
                      12/31/2009              N/A              12.872 0
                      12/31/2010              12.872              13.674 4
                      12/31/2011              13.674              15.007 4
VISC 15  2.05%
                      12/31/2009              N/A              12.627 0
                      12/31/2010              12.627              13.374 1
                      12/31/2011              13.374              14.633 1
VISC 2  2.75%
                      12/31/2008              N/A              10.462 1
                      12/31/2009              10.462              12.050 1
                      12/31/2010              12.050              12.674 1
                      12/31/2011              12.674              13.771 1
VISC 3  2.60%
                      12/31/2008              N/A              10.551 0
                      12/31/2009              10.551              12.171 0
                      12/31/2010              12.171              12.821 0
                      12/31/2011              12.821              13.952 0
VISC 4  2.90%
                      12/31/2008              N/A              10.373 0
                      12/31/2009              10.373              11.930 0
                      12/31/2010              11.930              12.529 0
                      12/31/2011              12.529              13.593 0
VISC 5  2.15%
                      12/31/2008              N/A              10.824 0
                      12/31/2009              10.824              12.543 0
                      12/31/2010              12.543              13.271 0
                      12/31/2011              13.271              14.507 0
VISC 7  2.55%
                      12/31/2008              N/A              10.581 0
                      12/31/2009              10.581              12.212 0
                      12/31/2010              12.212              12.870 0
                      12/31/2011              12.870              14.012 0
VISC 8  2.85%
                      12/31/2008              N/A              10.403 0
                      12/31/2009              10.403              11.970 0
                      12/31/2010              11.970              12.577 4
                      12/31/2011              12.577              13.652 4
VISC 9  2.70%
                      12/31/2008              N/A              10.491 0
                      12/31/2009              10.491              12.090 0
                      12/31/2010              12.090              12.723 0
                      12/31/2011              12.723              13.831 0
VISI 10  2.50%
                      12/31/2008              N/A              10.611 1
                      12/31/2009              10.611              12.253 16
                      12/31/2010              12.253              12.920 5
                      12/31/2011              12.920              14.073 4
VISI 11  2.35%
                      12/31/2008              N/A              10.702 0
                      12/31/2009              10.702              12.376 9
                      12/31/2010              12.376              13.069 12
                      12/31/2011              13.069              14.257 14
VISI 12  2.65%
                      12/31/2008              N/A              10.521 0
                      12/31/2009              10.521              12.131 8
                      12/31/2010              12.131              12.772 10
                      12/31/2011              12.772              13.891 8
VISI 13  1.95%
                      12/31/2009              N/A              12.711 11
                      12/31/2010              12.711              13.477 12
                      12/31/2011              13.477              14.761 13
VISI 14  2.80%
                      12/31/2009              N/A              12.010 0
                      12/31/2010              12.010              12.625 0
                      12/31/2011              12.625              13.712 0
VISI 2  1.70%
                      12/31/2007              N/A              12.153 0
                      12/31/2008              12.153              11.104 6
                      12/31/2009              11.104              12.925 28
                      12/31/2010              12.925              13.738 53
                      12/31/2011              13.738              15.085 55
VISI 3  2.10%
                      12/31/2007              N/A              11.927 0
                      12/31/2008              11.927              10.855 21
                      12/31/2009              10.855              12.585 42
                      12/31/2010              12.585              13.322 51
                      12/31/2011              13.322              14.570 51
VISI 4  2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 10
                      12/31/2009              10.672              12.335 27
                      12/31/2010              12.335              13.019 26
                      12/31/2011              13.019              14.196 17
VISI 5  2.25%
                      12/31/2007              N/A              11.844 0
                      12/31/2008              11.844              10.763 3
                      12/31/2009              10.763              12.459 6
                      12/31/2010              12.459              13.170 7
                      12/31/2011              13.170              14.382 13
VISI 6  2.55%
                      12/31/2007              N/A              11.679 0
                      12/31/2008              11.679              10.581 1
                      12/31/2009              10.581              12.212 3
                      12/31/2010              12.212              12.870 3
                      12/31/2011              12.870              14.012 3

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7  1.80%
                      12/31/2008              N/A              11.042 8
                      12/31/2009              11.042              12.839 19
                      12/31/2010              12.839              13.633 44
                      12/31/2011              13.633              14.954 43
VISI 9  2.20%
                      12/31/2008              N/A              10.748 2
                      12/31/2009              10.748              12.448 3
                      12/31/2010              12.448              13.165 3
                      12/31/2011              13.165              14.383 3
VISL 1  1.65%
                      12/31/2007              N/A              12.181 0
                      12/31/2008              12.181              11.136 6
                      12/31/2009              11.136              12.968 15
                      12/31/2010              12.968              13.791 182
                      12/31/2011              13.791              15.150 161
VISL 10  2.75%
                      12/31/2008              N/A              10.462 2
                      12/31/2009              10.462              12.050 6
                      12/31/2010              12.050              12.674 7
                      12/31/2011              12.674              13.771 7
VISL 11  2.60%
                      12/31/2008              N/A              10.551 0
                      12/31/2009              10.551              12.171 0
                      12/31/2010              12.171              12.821 1
                      12/31/2011              12.821              13.952 1
VISL 12  2.90%
                      12/31/2008              N/A              10.373 0
                      12/31/2009              10.373              11.930 1
                      12/31/2010              11.930              12.529 5
                      12/31/2011              12.529              13.593 1
VISL 13  2.20%
                      12/31/2009              N/A              12.448 2
                      12/31/2010              12.448              13.165 2
                      12/31/2011              13.165              14.383 1
VISL 14  3.05%
                      12/31/2009              N/A              11.761 0
                      12/31/2010              11.761              12.333 0
                      12/31/2011              12.333              13.361 0
VISL 2  1.95%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.948 1
                      12/31/2009              10.948              12.711 11
                      12/31/2010              12.711              13.477 33
                      12/31/2011              13.477              14.761 55
VISL 3  2.35%
                      12/31/2007              N/A              11.789 0
                      12/31/2008              11.789              10.702 7
                      12/31/2009              10.702              12.376 14
                      12/31/2010              12.376              13.069 25
                      12/31/2011              13.069              14.257 32
VISL 4  2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 3
                      12/31/2009              10.521              12.131 9
                      12/31/2010              12.131              12.772 8
                      12/31/2011              12.772              13.891 6
VISL 5  2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 7
                      12/31/2009              10.611              12.253 6
                      12/31/2010              12.253              12.920 5
                      12/31/2011              12.920              14.073 5
VISL 6  2.80%
                      12/31/2007              N/A              11.543 0
                      12/31/2008              11.543              10.432 6
                      12/31/2009              10.432              12.010 12
                      12/31/2010              12.010              12.625 12
                      12/31/2011              12.625              13.712 12
VISL 7  2.05%
                      12/31/2008              N/A              10.886 1
                      12/31/2009              10.886              12.627 3
                      12/31/2010              12.627              13.374 4
                      12/31/2011              13.374              14.633 9
VISL 9  2.45%
                      12/31/2008              N/A              10.641 1
                      12/31/2009              10.641              12.294 2
                      12/31/2010              12.294              12.969 3
                      12/31/2011              12.969              14.134 3
PIMCO VIT Total Return Portfolio
VISB 1  1.90%
                      12/31/2007              N/A              13.195 0
                      12/31/2008              13.195              13.567 8
                      12/31/2009              13.567              15.185 25
                      12/31/2010              15.185              16.109 165
                      12/31/2011              16.109              16.377 236
VISB 10  3.00%
                      12/31/2008              N/A              13.425 0
                      12/31/2009              13.425              14.862 7
                      12/31/2010              14.862              15.593 9
                      12/31/2011              15.593              15.680 16
VISB 11  2.85%
                      12/31/2008              N/A              13.606 0
                      12/31/2009              13.606              15.085 47
                      12/31/2010              15.085              15.851 48
                      12/31/2011              15.851              15.963 49
VISB 12  3.15%
                      12/31/2008              N/A              13.247 0
                      12/31/2009              13.247              14.642 0
                      12/31/2010              14.642              15.340 1
                      12/31/2011              15.340              15.402 3
VISB 13  3.30%
                      12/31/2009              N/A              13.396 1
                      12/31/2010              13.396              14.013 1
                      12/31/2011              14.013              14.049 6
VISB 14  2.45%
                      12/31/2009              N/A              15.696 2
                      12/31/2010              15.696              16.559 3
                      12/31/2011              16.559              16.743 5
VISB 3  2.60%
                      12/31/2007              N/A              12.568 0
                      12/31/2008              12.568              12.833 15
                      12/31/2009              12.833              14.263 27
                      12/31/2010              14.263              15.025 37
                      12/31/2011              15.025              15.169 35

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4  2.90%
                      12/31/2007              N/A              12.309 0
                      12/31/2008              12.309              12.530 2
                      12/31/2009              12.530              13.885 3
                      12/31/2010              13.885              14.582 24
                      12/31/2011              14.582              14.678 34
VISB 5  2.75%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              12.680 0
                      12/31/2009              12.680              14.072 6
                      12/31/2010              14.072              14.802 8
                      12/31/2011              14.802              14.922 7
VISB 6  3.05%
                      12/31/2007              N/A              12.181 0
                      12/31/2008              12.181              12.381 0
                      12/31/2009              12.381              13.699 22
                      12/31/2010              13.699              14.366 41
                      12/31/2011              14.366              14.439 55
VISB 7  2.30%
                      12/31/2008              N/A              13.143 10
                      12/31/2009              13.143              14.651 20
                      12/31/2010              14.651              15.480 17
                      12/31/2011              15.480              15.675 17
VISB 9  2.70%
                      12/31/2008              N/A              13.790 1
                      12/31/2009              13.790              15.311 3
                      12/31/2010              15.311              16.113 3
                      12/31/2011              16.113              16.251 8
VISC 1  2.45%
                      12/31/2008              N/A              14.101 2
                      12/31/2009              14.101              15.696 3
                      12/31/2010              15.696              16.559 3
                      12/31/2011              16.559              16.743 2
VISC 10  3.00%
                      12/31/2008              N/A              13.425 0
                      12/31/2009              13.425              14.862 0
                      12/31/2010              14.862              15.593 0
                      12/31/2011              15.593              15.680 0
VISC 11  2.30%
                      12/31/2009              N/A              14.651 1
                      12/31/2010              14.651              15.480 1
                      12/31/2011              15.480              15.675 1
VISC 12  3.15%
                      12/31/2009              N/A              14.642 0
                      12/31/2010              14.642              15.340 0
                      12/31/2011              15.340              15.402 0
VISC 14  1.75%
                      12/31/2009              N/A              16.371 0
                      12/31/2010              16.371              17.392 66
                      12/31/2011              17.392              17.709 60
VISC 15  2.05%
                      12/31/2009              N/A              16.331 0
                      12/31/2010              16.331              17.299 7
                      12/31/2011              17.299              17.561 11
VISC 2  2.75%
                      12/31/2008              N/A              13.728 2
                      12/31/2009              13.728              15.235 3
                      12/31/2010              15.235              16.025 9
                      12/31/2011              16.025              16.155 10
VISC 3  2.60%
                      12/31/2008              N/A              13.913 0
                      12/31/2009              13.913              15.464 0
                      12/31/2010              15.464              16.290 0
                      12/31/2011              16.290              16.446 0
VISC 4  2.90%
                      12/31/2008              N/A              13.546 0
                      12/31/2009              13.546              15.010 0
                      12/31/2010              15.010              15.765 0
                      12/31/2011              15.765              15.868 0
VISC 5  2.15%
                      12/31/2008              N/A              14.484 0
                      12/31/2009              14.484              16.170 0
                      12/31/2010              16.170              17.111 0
                      12/31/2011              17.111              17.353 0
VISC 7  2.55%
                      12/31/2008              N/A              13.976 0
                      12/31/2009              13.976              15.541 0
                      12/31/2010              15.541              16.379 0
                      12/31/2011              16.379              16.544 0
VISC 8  2.85%
                      12/31/2008              N/A              13.606 4
                      12/31/2009              13.606              15.085 5
                      12/31/2010              15.085              15.851 8
                      12/31/2011              15.851              15.963 13
VISC 9  2.70%
                      12/31/2008              N/A              13.790 0
                      12/31/2009              13.790              15.311 0
                      12/31/2010              15.311              16.113 0
                      12/31/2011              16.113              16.251 0
VISI 10  2.50%
                      12/31/2008              N/A              14.038 3
                      12/31/2009              14.038              15.618 9
                      12/31/2010              15.618              16.469 12
                      12/31/2011              16.469              16.643 23
VISI 11  2.35%
                      12/31/2008              N/A              14.227 1
                      12/31/2009              14.227              15.852 22
                      12/31/2010              15.852              16.741 22
                      12/31/2011              16.741              16.944 18
VISI 12  2.65%
                      12/31/2008              N/A              13.851 0
                      12/31/2009              13.851              15.387 7
                      12/31/2010              15.387              16.201 10
                      12/31/2011              16.201              16.348 19
VISI 13  1.95%
                      12/31/2009              N/A              16.494 49
                      12/31/2010              16.494              17.489 55
                      12/31/2011              17.489              17.771 46
VISI 14  2.80%
                      12/31/2009              N/A              15.160 2
                      12/31/2010              15.160              15.938 2
                      12/31/2011              15.938              16.059 15

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2  1.70%
                      12/31/2007              N/A              14.634 2
                      12/31/2008              14.634              15.077 5
                      12/31/2009              15.077              16.909 49
                      12/31/2010              16.909              17.973 107
                      12/31/2011              17.973              18.309 178
VISI 3  2.10%
                      12/31/2007              N/A              14.177 0
                      12/31/2008              14.177              14.548 20
                      12/31/2009              14.548              16.251 46
                      12/31/2010              16.251              17.204 52
                      12/31/2011              17.204              17.456 58
VISI 4  2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 5
                      12/31/2009              14.164              15.774 11
                      12/31/2010              15.774              16.650 17
                      12/31/2011              16.650              16.843 31
VISI 5  2.25%
                      12/31/2007              N/A              14.010 0
                      12/31/2008              14.010              14.355 15
                      12/31/2009              14.355              16.010 33
                      12/31/2010              16.010              16.925 33
                      12/31/2011              16.925              17.147 37
VISI 6  2.55%
                      12/31/2007              N/A              13.681 0
                      12/31/2008              13.681              13.976 0
                      12/31/2009              13.976              15.541 5
                      12/31/2010              15.541              16.379 6
                      12/31/2011              16.379              16.544 11
VISI 7  1.80%
                      12/31/2008              N/A              14.943 11
                      12/31/2009              14.943              16.742 125
                      12/31/2010              16.742              17.778 65
                      12/31/2011              17.778              18.092 134
VISI 9  2.20%
                      12/31/2008              N/A              13.248 8
                      12/31/2009              13.248              14.783 14
                      12/31/2010              14.783              15.635 14
                      12/31/2011              15.635              15.848 6
VISL 1  1.65%
                      12/31/2007              N/A              14.692 0
                      12/31/2008              14.692              15.144 54
                      12/31/2009              15.144              16.993 112
                      12/31/2010              16.993              18.071 276
                      12/31/2011              18.071              18.418 325
VISL 10  2.75%
                      12/31/2008              N/A              13.728 2
                      12/31/2009              13.728              15.235 30
                      12/31/2010              15.235              16.025 24
                      12/31/2011              16.025              16.155 18
VISL 11  2.60%
                      12/31/2008              N/A              13.913 0
                      12/31/2009              13.913              15.464 3
                      12/31/2010              15.464              16.290 5
                      12/31/2011              16.290              16.446 3
VISL 12  2.90%
                      12/31/2008              N/A              13.546 0
                      12/31/2009              13.546              15.010 13
                      12/31/2010              15.010              15.765 11
                      12/31/2011              15.765              15.868 4
VISL 13  2.20%
                      12/31/2009              N/A              14.783 6
                      12/31/2010              14.783              15.635 7
                      12/31/2011              15.635              15.848 9
VISL 14  3.05%
                      12/31/2009              N/A              13.699 0
                      12/31/2010              13.699              14.366 0
                      12/31/2011              14.366              14.439 0
VISL 2  1.95%
                      12/31/2007              N/A              14.347 0
                      12/31/2008              14.347              14.744 3
                      12/31/2009              14.744              16.494 37
                      12/31/2010              16.494              17.489 77
                      12/31/2011              17.489              17.771 118
VISL 3  2.35%
                      12/31/2007              N/A              13.899 0
                      12/31/2008              13.899              14.227 24
                      12/31/2009              14.227              15.852 59
                      12/31/2010              15.852              16.741 159
                      12/31/2011              16.741              16.944 152
VISL 4  2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 1
                      12/31/2009              13.851              15.387 4
                      12/31/2010              15.387              16.201 10
                      12/31/2011              16.201              16.348 12
VISL 5  2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 1
                      12/31/2009              14.038              15.618 5
                      12/31/2010              15.618              16.469 6
                      12/31/2011              16.469              16.643 3
VISL 6  2.80%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              13.667 1
                      12/31/2009              13.667              15.160 8
                      12/31/2010              15.160              15.938 10
                      12/31/2011              15.938              16.059 10
VISL 7  2.05%
                      12/31/2008              N/A              14.613 4
                      12/31/2009              14.613              16.331 10
                      12/31/2010              16.331              17.299 12
                      12/31/2011              17.299              17.561 15
VISL 9  2.45%
                      12/31/2008              N/A              14.101 3
                      12/31/2009              14.101              15.696 29
                      12/31/2010              15.696              16.559 22
                      12/31/2011              16.559              16.743 21

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Unconstrained Bond Portfolio
VISB 1  1.90%
                      12/31/2011              N/A              9.769 0
VISB 10  3.00%
                      12/31/2011              N/A              9.697 0
VISB 11  2.85%
                      12/31/2011              N/A              9.707 0
VISB 12  3.15%
                      12/31/2011              N/A              9.687 0
VISB 13  3.30%
                      12/31/2011              N/A              9.673 0
VISB 14  2.45%
                      12/31/2011              N/A              9.733 0
VISB 3  2.60%
                      12/31/2011              N/A              9.723 0
VISB 4  2.90%
                      12/31/2011              N/A              9.708 0
VISB 5  2.75%
                      12/31/2011              N/A              9.713 0
VISB 6  3.05%
                      12/31/2011              N/A              9.694 0
VISB 7  2.30%
                      12/31/2011              N/A              9.743 0
VISB 9  2.70%
                      12/31/2011              N/A              9.717 7
VISC 1  2.45%
                      12/31/2011              N/A              9.733 0
VISC 10  3.00%
                      12/31/2011              N/A              9.697 0
VISC 11  2.30%
                      12/31/2011              N/A              9.743 0
VISC 12  3.15%
                      12/31/2011              N/A              9.687 0
VISC 14  1.75%
                      12/31/2011              N/A              9.779 0
VISC 15  2.05%
                      12/31/2011              N/A              9.759 0
VISC 2  2.75%
                      12/31/2011              N/A              9.713 0
VISC 3  2.60%
                      12/31/2011              N/A              9.723 0
VISC 4  2.90%
                      12/31/2011              N/A              9.708 0
VISC 5  2.15%
                      12/31/2011              N/A              9.753 0
VISC 7  2.55%
                      12/31/2011              N/A              9.726 0
VISC 8  2.85%
                      12/31/2011              N/A              9.707 0
VISC 9  2.70%
                      12/31/2011              N/A              9.717 0
VISI 10  2.50%
                      12/31/2011              N/A              9.730 0
VISI 11  2.35%
                      12/31/2011              N/A              9.740 0
VISI 12  2.65%
                      12/31/2011              N/A              9.720 0
VISI 13  1.95%
                      12/31/2011              N/A              9.766 0
VISI 14  2.80%
                      12/31/2011              N/A              9.710 0
VISI 2  1.70%
                      12/31/2011              N/A              9.775 0
VISI 3  2.10%
                      12/31/2011              N/A              9.756 0
VISI 4  2.40%
                      12/31/2011              N/A              9.736 0
VISI 5  2.25%
                      12/31/2011              N/A              9.746 0
VISI 6  2.55%
                      12/31/2011              N/A              9.726 0
VISI 7  1.80%
                      12/31/2011              N/A              9.776 3
VISI 9  2.20%
                      12/31/2011              N/A              9.749 0
VISL 1  1.65%
                      12/31/2011              N/A              9.785 2
VISL 10  2.75%
                      12/31/2011              N/A              9.713 0
VISL 11  2.60%
                      12/31/2011              N/A              9.723 0
VISL 12  2.90%
                      12/31/2011              N/A              9.708 0
VISL 13  2.20%
                      12/31/2011              N/A              9.749 0
VISL 14  3.05%
                      12/31/2011              N/A              9.694 0
VISL 2  1.95%
                      12/31/2011              N/A              9.766 16
VISL 3  2.35%
                      12/31/2011              N/A              9.740 1
VISL 4  2.65%
                      12/31/2011              N/A              9.720 0
VISL 5  2.50%
                      12/31/2011              N/A              9.730 0
VISL 6  2.80%
                      12/31/2011              N/A              9.710 0
VISL 7  2.05%
                      12/31/2011              N/A              9.759 2
VISL 9  2.45%
                      12/31/2011              N/A              9.733 0
Templeton Global Bond Securities Fund
VISB 1  1.90%
                      12/31/2007              N/A              29.551 7
                      12/31/2008              29.551              30.792 10
                      12/31/2009              30.792              35.857 13
                      12/31/2010              35.857              40.265 40
                      12/31/2011              40.265              39.165 50
VISB 10  3.00%
                      12/31/2008              N/A              24.641 0
                      12/31/2009              24.641              28.380 0
                      12/31/2010              28.380              31.520 0
                      12/31/2011              31.520              30.324 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 11  2.85%
                      12/31/2008              N/A              25.642 0
                      12/31/2009              25.642              29.577 0
                      12/31/2010              29.577              32.899 0
                      12/31/2011              32.899              31.698 0
VISB 12  3.15%
                      12/31/2008              N/A              23.914 0
                      12/31/2009              23.914              27.502 0
                      12/31/2010              27.502              30.499 0
                      12/31/2011              30.499              29.298 0
VISB 13  3.30%
                      12/31/2009              N/A              26.651 0
                      12/31/2010              26.651              29.511 0
                      12/31/2011              29.511              28.307 0
VISB 14  2.45%
                      12/31/2009              N/A              31.846 3
                      12/31/2010              31.846              35.565 3
                      12/31/2011              35.565              34.404 4
VISB 3  2.60%
                      12/31/2007              N/A              26.004 0
                      12/31/2008              26.004              26.907 5
                      12/31/2009              26.907              31.114 9
                      12/31/2010              31.114              34.696 14
                      12/31/2011              34.696              33.513 14
VISB 4  2.90%
                      12/31/2007              N/A              23.086 0
                      12/31/2008              23.086              23.816 3
                      12/31/2009              23.816              27.457 2
                      12/31/2010              27.457              30.526 3
                      12/31/2011              30.526              29.397 2
VISB 5  2.75%
                      12/31/2007              N/A              25.301 0
                      12/31/2008              25.301              26.141 0
                      12/31/2009              26.141              30.183 2
                      12/31/2010              30.183              33.606 2
                      12/31/2011              33.606              32.412 2
VISB 6  3.05%
                      12/31/2007              N/A              22.439 0
                      12/31/2008              22.439              23.113 2
                      12/31/2009              23.113              26.607 3
                      12/31/2010              26.607              29.537 6
                      12/31/2011              29.537              28.402 6
VISB 7  2.30%
                      12/31/2008              N/A              28.508 1
                      12/31/2009              28.508              33.065 3
                      12/31/2010              33.065              36.981 3
                      12/31/2011              36.981              35.828 3
VISB 9  2.70%
                      12/31/2008              N/A              26.394 0
                      12/31/2009              26.394              30.490 3
                      12/31/2010              30.490              33.965 3
                      12/31/2011              33.965              32.775 4
VISC 1  2.45%
                      12/31/2008              N/A              27.498 0
                      12/31/2009              27.498              31.846 0
                      12/31/2010              31.846              35.565 0
                      12/31/2011              35.565              34.404 0
VISC 10  3.00%
                      12/31/2008              N/A              24.641 0
                      12/31/2009              24.641              28.380 0
                      12/31/2010              28.380              31.520 0
                      12/31/2011              31.520              30.324 0
VISC 11  2.30%
                      12/31/2009              N/A              33.065 0
                      12/31/2010              33.065              36.981 0
                      12/31/2011              36.981              35.828 0
VISC 12  3.15%
                      12/31/2009              N/A              27.502 0
                      12/31/2010              27.502              30.499 0
                      12/31/2011              30.499              29.298 0
VISC 14  1.75%
                      12/31/2009              N/A              36.964 0
                      12/31/2010              36.964              41.570 1
                      12/31/2011              41.570              40.495 1
VISC 15  2.05%
                      12/31/2009              N/A              34.630 0
                      12/31/2010              34.630              38.828 0
                      12/31/2011              38.828              37.711 0
VISC 2  2.75%
                      12/31/2008              N/A              25.901 0
                      12/31/2009              25.901              29.906 0
                      12/31/2010              29.906              33.298 0
                      12/31/2011              33.298              32.115 0
VISC 3  2.60%
                      12/31/2008              N/A              26.688 0
                      12/31/2009              26.688              30.861 0
                      12/31/2010              30.861              34.413 0
                      12/31/2011              34.413              33.240 0
VISC 4  2.90%
                      12/31/2008              N/A              25.137 0
                      12/31/2009              25.137              28.981 0
                      12/31/2010              28.981              32.219 0
                      12/31/2011              32.219              31.028 0
VISC 5  2.15%
                      12/31/2008              N/A              29.194 0
                      12/31/2009              29.194              33.912 0
                      12/31/2010              33.912              37.985 0
                      12/31/2011              37.985              36.856 0
VISC 7  2.55%
                      12/31/2008              N/A              27.168 0
                      12/31/2009              27.168              31.431 0
                      12/31/2010              31.431              35.066 0
                      12/31/2011              35.066              33.888 0
VISC 8  2.85%
                      12/31/2008              N/A              25.642 0
                      12/31/2009              25.642              29.577 0
                      12/31/2010              29.577              32.899 0
                      12/31/2011              32.899              31.698 0
VISC 9  2.70%
                      12/31/2008              N/A              26.394 0
                      12/31/2009              26.394              30.490 0
                      12/31/2010              30.490              33.965 0
                      12/31/2011              33.965              32.775 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.50%
                      12/31/2008              N/A              27.431 0
                      12/31/2009              27.431              31.751 2
                      12/31/2010              31.751              35.441 1
                      12/31/2011              35.441              34.268 1
VISI 11  2.35%
                      12/31/2008              N/A              28.235 0
                      12/31/2009              28.235              32.731 2
                      12/31/2010              32.731              36.590 5
                      12/31/2011              36.590              35.431 5
VISI 12  2.65%
                      12/31/2008              N/A              26.649 1
                      12/31/2009              26.649              30.801 0
                      12/31/2010              30.801              34.329 0
                      12/31/2011              34.329              33.142 0
VISI 13  1.95%
                      12/31/2009              N/A              35.496 7
                      12/31/2010              35.496              39.839 7
                      12/31/2011              39.839              38.732 7
VISI 14  2.80%
                      12/31/2009              N/A              29.878 0
                      12/31/2010              29.878              33.251 0
                      12/31/2011              33.251              32.053 0
VISI 2  1.70%
                      12/31/2007              N/A              30.650 0
                      12/31/2008              30.650              32.002 0
                      12/31/2009              32.002              37.340 6
                      12/31/2010              37.340              42.015 23
                      12/31/2011              42.015              40.949 41
VISI 3  2.10%
                      12/31/2007              N/A              28.491 0
                      12/31/2008              28.491              29.628 4
                      12/31/2009              29.628              34.433 13
                      12/31/2010              34.433              38.588 20
                      12/31/2011              38.588              37.460 21
VISI 4  2.40%
                      12/31/2007              N/A              26.971 0
                      12/31/2008              26.971              27.964 2
                      12/31/2009              27.964              32.401 5
                      12/31/2010              32.401              36.203 4
                      12/31/2011              36.203              35.039 2
VISI 5  2.25%
                      12/31/2007              N/A              27.721 0
                      12/31/2008              27.721              28.784 2
                      12/31/2009              28.784              33.402 15
                      12/31/2010              33.402              37.377 15
                      12/31/2011              37.377              36.229 15
VISI 6  2.55%
                      12/31/2007              N/A              26.243 0
                      12/31/2008              26.243              27.168 1
                      12/31/2009              27.168              31.431 2
                      12/31/2010              31.431              35.066 2
                      12/31/2011              35.066              33.888 2
VISI 7  1.80%
                      12/31/2008              N/A              31.306 11
                      12/31/2009              31.306              36.492 23
                      12/31/2010              36.492              41.019 21
                      12/31/2011              41.019              39.938 25
VISI 9  2.20%
                      12/31/2008              N/A              27.386 0
                      12/31/2009              27.386              31.795 1
                      12/31/2010              31.795              35.596 1
                      12/31/2011              35.596              34.521 1
VISL 1  1.65%
                      12/31/2007              N/A              30.931 3
                      12/31/2008              30.931              32.312 6
                      12/31/2009              32.312              37.721 11
                      12/31/2010              37.721              42.464 52
                      12/31/2011              42.464              41.407 73
VISL 10  2.75%
                      12/31/2008              N/A              25.901 0
                      12/31/2009              25.901              29.906 1
                      12/31/2010              29.906              33.298 1
                      12/31/2011              33.298              32.115 0
VISL 11  2.60%
                      12/31/2008              N/A              26.688 0
                      12/31/2009              26.688              30.861 0
                      12/31/2010              30.861              34.413 1
                      12/31/2011              34.413              33.240 3
VISL 12  2.90%
                      12/31/2008              N/A              25.137 0
                      12/31/2009              25.137              28.981 0
                      12/31/2010              28.981              32.219 0
                      12/31/2011              32.219              31.028 0
VISL 13  2.20%
                      12/31/2009              N/A              31.795 1
                      12/31/2010              31.795              35.596 2
                      12/31/2011              35.596              34.521 1
VISL 14  3.05%
                      12/31/2009              N/A              26.607 0
                      12/31/2010              26.607              29.537 0
                      12/31/2011              29.537              28.402 0
VISL 2  1.95%
                      12/31/2007              N/A              29.282 0
                      12/31/2008              29.282              30.497 1
                      12/31/2009              30.497              35.496 6
                      12/31/2010              35.496              39.839 8
                      12/31/2011              39.839              38.732 18
VISL 3  2.35%
                      12/31/2007              N/A              27.219 0
                      12/31/2008              27.219              28.235 4
                      12/31/2009              28.235              32.731 7
                      12/31/2010              32.731              36.590 8
                      12/31/2011              36.590              35.431 10
VISL 4  2.65%
                      12/31/2007              N/A              25.768 0
                      12/31/2008              25.768              26.649 0
                      12/31/2009              26.649              30.801 1
                      12/31/2010              30.801              34.329 1
                      12/31/2011              34.329              33.142 1
VISL 5  2.50%
                      12/31/2007              N/A              26.483 0
                      12/31/2008              26.483              27.431 0
                      12/31/2009              27.431              31.751 2
                      12/31/2010              31.751              35.441 3
                      12/31/2011              35.441              34.268 4

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              25.071 0
                      12/31/2008              25.071              25.890 1
                      12/31/2009              25.890              29.878 2
                      12/31/2010              29.878              33.251 2
                      12/31/2011              33.251              32.053 2
VISL 7  2.05%
                      12/31/2008              N/A              29.783 1
                      12/31/2009              29.783              34.630 4
                      12/31/2010              34.630              38.828 5
                      12/31/2011              38.828              37.711 6
VISL 9  2.45%
                      12/31/2008              N/A              27.498 0
                      12/31/2009              27.498              31.846 1
                      12/31/2010              31.846              35.565 1
                      12/31/2011              35.565              34.404 1
Templeton Growth Securities Fund
VISB 1  1.90%
                      12/31/2007              N/A              27.591 2
                      12/31/2008              27.591              15.614 7
                      12/31/2009              15.614              20.085 5
                      12/31/2010              20.085              21.164 2
                      12/31/2011              21.164              19.318 3
VISB 10  3.00%
                      12/31/2008              N/A              13.255 0
                      12/31/2009              13.255              16.864 0
                      12/31/2010              16.864              17.575 0
                      12/31/2011              17.575              15.867 0
VISB 11  2.85%
                      12/31/2008              N/A              13.552 0
                      12/31/2009              13.552              17.268 0
                      12/31/2010              17.268              18.024 0
                      12/31/2011              18.024              16.297 0
VISB 12  3.15%
                      12/31/2008              N/A              12.963 0
                      12/31/2009              12.963              16.468 0
                      12/31/2010              16.468              17.137 0
                      12/31/2011              17.137              15.449 0
VISB 13  3.30%
                      12/31/2009              N/A              16.082 0
                      12/31/2010              16.082              16.711 0
                      12/31/2011              16.711              15.042 0
VISB 14  2.45%
                      12/31/2009              N/A              18.396 0
                      12/31/2010              18.396              19.278 0
                      12/31/2011              19.278              17.500 0
VISB 3  2.60%
                      12/31/2007              N/A              25.049 0
                      12/31/2008              25.049              14.076 4
                      12/31/2009              14.076              17.980 11
                      12/31/2010              17.980              18.814 16
                      12/31/2011              18.814              17.054 15
VISB 4  2.90%
                      12/31/2007              N/A              23.057 0
                      12/31/2008              23.057              12.917 7
                      12/31/2009              12.917              16.451 8
                      12/31/2010              16.451              17.162 8
                      12/31/2011              17.162              15.510 6
VISB 5  2.75%
                      12/31/2007              N/A              24.535 0
                      12/31/2008              24.535              13.766 1
                      12/31/2009              13.766              17.559 4
                      12/31/2010              17.559              18.345 5
                      12/31/2011              18.345              16.604 5
VISB 6  3.05%
                      12/31/2007              N/A              22.584 0
                      12/31/2008              22.584              12.633 4
                      12/31/2009              12.633              16.065 4
                      12/31/2010              16.065              16.735 4
                      12/31/2011              16.735              15.101 4
VISB 7  2.30%
                      12/31/2008              N/A              14.703 1
                      12/31/2009              14.703              18.838 1
                      12/31/2010              18.838              19.770 1
                      12/31/2011              19.770              17.974 2
VISB 9  2.70%
                      12/31/2008              N/A              13.857 0
                      12/31/2009              13.857              17.683 0
                      12/31/2010              17.683              18.484 0
                      12/31/2011              18.484              16.738 0
VISC 1  2.45%
                      12/31/2008              N/A              14.380 0
                      12/31/2009              14.380              18.396 0
                      12/31/2010              18.396              19.278 0
                      12/31/2011              19.278              17.500 0
VISC 10  3.00%
                      12/31/2008              N/A              13.255 0
                      12/31/2009              13.255              16.864 0
                      12/31/2010              16.864              17.575 0
                      12/31/2011              17.575              15.867 0
VISC 11  2.30%
                      12/31/2009              N/A              18.838 0
                      12/31/2010              18.838              19.770 0
                      12/31/2011              19.770              17.974 0
VISC 12  3.15%
                      12/31/2009              N/A              16.468 0
                      12/31/2010              16.468              17.137 0
                      12/31/2011              17.137              15.449 0
VISC 14  1.75%
                      12/31/2009              N/A              20.550 0
                      12/31/2010              20.550              21.687 0
                      12/31/2011              21.687              19.825 0
VISC 15  2.05%
                      12/31/2009              N/A              19.597 0
                      12/31/2010              19.597              20.619 0
                      12/31/2011              20.619              18.793 0
VISC 2  2.75%
                      12/31/2008              N/A              13.755 0
                      12/31/2009              13.755              17.544 0
                      12/31/2010              17.544              18.330 0
                      12/31/2011              18.330              16.590 0
VISC 3  2.60%
                      12/31/2008              N/A              14.064 0
                      12/31/2009              14.064              17.965 0
                      12/31/2010              17.965              18.798 0
                      12/31/2011              18.798              17.039 0

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              13.452 0
                      12/31/2009              13.452              17.132 0
                      12/31/2010              17.132              17.873 0
                      12/31/2011              17.873              16.153 0
VISC 5  2.15%
                      12/31/2008              N/A              15.033 0
                      12/31/2009              15.033              19.290 0
                      12/31/2010              19.290              20.275 0
                      12/31/2011              20.275              18.461 0
VISC 7  2.55%
                      12/31/2008              N/A              14.168 0
                      12/31/2009              14.168              18.107 0
                      12/31/2010              18.107              18.957 0
                      12/31/2011              18.957              17.192 0
VISC 8  2.85%
                      12/31/2008              N/A              13.552 0
                      12/31/2009              13.552              17.268 0
                      12/31/2010              17.268              18.024 0
                      12/31/2011              18.024              16.297 0
VISC 9  2.70%
                      12/31/2008              N/A              13.857 0
                      12/31/2009              13.857              17.683 0
                      12/31/2010              17.683              18.484 0
                      12/31/2011              18.484              16.738 0
VISI 10  2.50%
                      12/31/2008              N/A              14.274 4
                      12/31/2009              14.274              18.251 4
                      12/31/2010              18.251              19.117 3
                      12/31/2011              19.117              17.345 0
VISI 11  2.35%
                      12/31/2008              N/A              14.594 0
                      12/31/2009              14.594              18.689 4
                      12/31/2010              18.689              19.605 2
                      12/31/2011              19.605              17.815 2
VISI 12  2.65%
                      12/31/2008              N/A              13.960 0
                      12/31/2009              13.960              17.823 0
                      12/31/2010              17.823              18.640 0
                      12/31/2011              18.640              16.888 0
VISI 13  1.95%
                      12/31/2009              N/A              19.909 7
                      12/31/2010              19.909              20.969 6
                      12/31/2011              20.969              19.130 6
VISI 14  2.80%
                      12/31/2009              N/A              17.406 0
                      12/31/2010              17.406              18.176 0
                      12/31/2011              18.176              16.443 0
VISI 2  1.70%
                      12/31/2007              N/A              28.340 1
                      12/31/2008              28.340              16.069 1
                      12/31/2009              16.069              20.712 1
                      12/31/2010              20.712              21.869 2
                      12/31/2011              21.869              20.001 6
VISI 3  2.10%
                      12/31/2007              N/A              26.817 0
                      12/31/2008              26.817              15.145 24
                      12/31/2009              15.145              19.443 29
                      12/31/2010              19.443              20.446 29
                      12/31/2011              20.446              18.626 30
VISI 4  2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 2
                      12/31/2009              14.487              18.542 2
                      12/31/2010              18.542              19.441 2
                      12/31/2011              19.441              17.657 2
VISI 5  2.25%
                      12/31/2007              N/A              26.267 0
                      12/31/2008              26.267              14.812 3
                      12/31/2009              14.812              18.987 4
                      12/31/2010              18.987              19.937 10
                      12/31/2011              19.937              18.135 9
VISI 6  2.55%
                      12/31/2007              N/A              25.201 0
                      12/31/2008              25.201              14.168 0
                      12/31/2009              14.168              18.107 0
                      12/31/2010              18.107              18.957 0
                      12/31/2011              18.957              17.192 0
VISI 7  1.80%
                      12/31/2008              N/A              15.833 33
                      12/31/2009              15.833              20.387 22
                      12/31/2010              20.387              21.504 20
                      12/31/2011              21.504              19.648 20
VISI 9  2.20%
                      12/31/2008              N/A              14.329 1
                      12/31/2009              14.329              18.376 2
                      12/31/2010              18.376              19.306 2
                      12/31/2011              19.306              17.569 0
VISL 1  1.65%
                      12/31/2007              N/A              28.536 0
                      12/31/2008              28.536              16.189 6
                      12/31/2009              16.189              20.877 7
                      12/31/2010              20.877              22.053 5
                      12/31/2011              22.053              20.180 7
VISL 10  2.75%
                      12/31/2008              N/A              13.755 0
                      12/31/2009              13.755              17.544 0
                      12/31/2010              17.544              18.330 0
                      12/31/2011              18.330              16.590 0
VISL 11  2.60%
                      12/31/2008              N/A              14.064 0
                      12/31/2009              14.064              17.965 0
                      12/31/2010              17.965              18.798 0
                      12/31/2011              18.798              17.039 0
VISL 12  2.90%
                      12/31/2008              N/A              13.452 1
                      12/31/2009              13.452              17.132 1
                      12/31/2010              17.132              17.873 1
                      12/31/2011              17.873              16.153 1

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13  2.20%
                      12/31/2009              N/A              18.376 2
                      12/31/2010              18.376              19.306 3
                      12/31/2011              19.306              17.569 3
VISL 14  3.05%
                      12/31/2009              N/A              16.065 0
                      12/31/2010              16.065              16.735 0
                      12/31/2011              16.735              15.101 0
VISL 2  1.95%
                      12/31/2007              N/A              27.378 0
                      12/31/2008              27.378              15.485 1
                      12/31/2009              15.485              19.909 1
                      12/31/2010              19.909              20.969 1
                      12/31/2011              20.969              19.130 1
VISL 3  2.35%
                      12/31/2007              N/A              25.907 0
                      12/31/2008              25.907              14.594 8
                      12/31/2009              14.594              18.689 8
                      12/31/2010              18.689              19.605 14
                      12/31/2011              19.605              17.815 13
VISL 4  2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 1
                      12/31/2009              13.960              17.823 1
                      12/31/2010              17.823              18.640 1
                      12/31/2011              18.640              16.888 1
VISL 5  2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 1
                      12/31/2009              14.274              18.251 2
                      12/31/2010              18.251              19.117 0
                      12/31/2011              19.117              17.345 0
VISL 6  2.80%
                      12/31/2007              N/A              24.346 0
                      12/31/2008              24.346              13.653 0
                      12/31/2009              13.653              17.406 0
                      12/31/2010              17.406              18.176 0
                      12/31/2011              18.176              16.443 0
VISL 7  2.05%
                      12/31/2008              N/A              15.257 2
                      12/31/2009              15.257              19.597 2
                      12/31/2010              19.597              20.619 2
                      12/31/2011              20.619              18.793 2
VISL 9  2.45%
                      12/31/2008              N/A              14.380 2
                      12/31/2009              14.380              18.396 4
                      12/31/2010              18.396              19.278 4
                      12/31/2011              19.278              17.500 5

The Allianz VisionSM New York Variable Annuity Contract SAI – April 30, 2012
Appendix B

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

1.	Report of Independent Registered Public Accounting Firm
2.	Balance Sheets – December 31, 2011 and 2010
3.	Statements of Operations – Years ended December 31, 2011, 2010, and 2009
4.	Statements of Comprehensive Income (Loss) – Years ended December 31, 2011, 2010, and 2009
5.	Statements of Stockholder's Equity – Years ended December 31, 2011, 2010, and 2009
6.	Statements of Cash Flows – Years ended December 31, 2011, 2010, and 2009
7.	Notes to Financial Statements – December 31, 2011 and 2010
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2011
3.	Statements of Operations – For the year ended December 31, 2011
4.	Statements of Changes in Net Assets – For the year ended December 31, 2011 and 2010
5.	Notes to the Financial Statements – December 31, 2011

b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988 incorporated by reference as exhibit EX-99.B1 from Registrant’s N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. incorporated by reference as exhibit EX-99.B3.a. from Registrant’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99.B3.b. from Registrant’s Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on October 21, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Allianz Life Variable Account B’s Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529-NY01 incorporated by reference as exhibit EX-99.B4.a. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530-NY01 incorporated by reference as exhibit EX-99.B4.b. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

c.
Schedule Pages (1 thru 33) incorporated by reference as exhibit EX-99.B4.c. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

d.
Schedule Pages S40747 to S40796-NY incorporated by reference as exhibit EX-99.B4.d. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

e.
Schedule Pages-S40778-02-NY to S40805-DP-NY incorporated by reference as exhibit EX-99.B4.e. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

f.
Schedule Page-S20325 MAV DB incorporated by reference as exhibit EX-99.B4.f. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

g.
Schedule Pages Investment Plus- S40828-NY, S40829-NY, S40830 incorporated by reference as exhibit EX-99.B4.g. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

h.
Asset Allocation Rider-S40741-NY incorporated by reference as exhibit EX-99.B4.d. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

i.
Asset Allocation Rider-S40741-02-NY and S40766-02-NYincorporated by reference as exhibit EX-99.B4.g. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

j.
Lifetime Plus Benefit Rider-S40742-NY incorporated by reference as exhibit EX-99.B4.e. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

k.
Lifetime Plus Benefit Rider (revised)-S40742-NY02 incorporated by reference as exhibit EX-99.B4.g. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

l.
Lifetime Plus 8 Benefit Rider-S40795-NY incorporated by reference as exhibit EX-99.B4.h. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

m.
Target Date Retirement Benefit Rider-S40762-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

n.
Target Date Asset Allocation Rider-S40766-NY incorporated by reference as exhibit EX-99.B4.j. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

o.
Income Protector (08.09) Rider-S40799-NY incorporated by reference as exhibit EX-99.B4.m. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

p.
Investment Protector (08.09) Rider-S40801-NY incorporated by reference as exhibit EX-99.B4.n. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

q.
Investment Plus Rider S40827-NY incorporated by reference as exhibit EX-99.B4.q. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

r.
Quarterly Value Death Benefit Rider-S40743-01-NY incorporated by reference as exhibit EX-99.B4.f. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

s.
Quarterly Value Death Benefit Rider-S40743-02-NY incorporated by reference as exhibit EX-99.B4.p. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

t.
Maximum Anniversary Death Benefit Rider-S20326-NY incorporated by reference as exhibit EX-99.B4.r. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

u.
Inherited IRA/Roth IRA Endorsement - S40714-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

v.
Roth IRA Endorsement - P20041 incorporated by reference as exhibit EX-99.B4.k. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

w.
IRA Endorsement - P30012-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

x.
Unisex Endorsement(S20146) incorporated by reference as exhibit EX-99.B4.l. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

y.
403(b) Endorsement - P30014 incorporated by reference as exhibit EX-99.B4.j. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

5.	a.
Application for Ind. Var. Annuity Contract-F40461-NY incorporated by reference as exhibit EX-99.5. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

b.
Application for Ind. Var. Annuity Contract-F70033 incorporated by reference as exhibit EX-99.B5.b. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

c.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.c. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

d.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.d. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

e.
Application for Ind. Var. Annuity Contract-F60000-NY incorporated by reference as exhibit EX-99.B5.e. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Registrant’s Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.b. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.c. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

d.
Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.d. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.f. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

g.
Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

h.
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated 8/8/2008 incorporated by reference as exhibit EX-99.B8.h. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

i.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.n. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

j.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.j. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

k.
Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.i. from Registrant’s Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 28, 2006.

l.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.j. from Registrant’s Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 28, 2006.

m.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

n.
Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

o.
Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

p.
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

q.
Distribution Service Agreement between Allianz Life Insurance Company of New York and Allianz Global Investors Distributors, LLC dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

r.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

s.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.t. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

t.
Amendment dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.u. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

9.**	Opinion and Consent of Counsel
10.**	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Powers of Attorney incorporated by reference as exhibit EX-99.B13. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

b.
Power of Attorney-Walter White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 16, 2012.

*	Filed herewith
**	To be filed by amendment

ITEM 25. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Chairman of the Board and Chief Executive Officer
Giulio Terzariol	Director, Chief Financial Officer and Treasurer
Eugene T. Wilkinson 31A Mountain Blvd Warren, NJ 07059	Director
Stephen R. Herbert Locke & Herbert 1100 Summer Street Stamford, CT 06905	Director
Martha Clark Goss 10 Harbourton Woodville Road Pennington, NJ 08534	Director
Gary A. Smith Ivy Planning Group, LLC 15024 Omega Drive, Ste. 110 Rockville, MD 20850	Director
Thomas P. Burns	Director and President
John O. Esch	Director, Vice President & Appointed Actuary
Yvonne K. Franzese 1 Chase Manhattan Plaza, 37th/38th Floors New York, NY 10005-1423	Director
Marc B. Olson	Director and Vice President, Financial Consulting
Michael Baney 141 Brixton Road Garden City NY 11530	Director
Gretchen Cepek	Chief Legal Officer and Secretary
Nicole A. Scanlon	Controller
Cathy Mahone	Vice President, Operations
Patrick L. Nelson	Chief Suitability Officer and Consumer Affairs Officer
Carsten Quitter	Chief Investment Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Pre-Effective No. 1 to Form N-4 File Nos. 333-171428 and 811-05716, electronically filed on April 7, 2011.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 30, 2012 there were 5,505 qualified and 2,499 non-qualified Allianz Vision NY Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life Variable Account B
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Governor, Chief Executive Officer and President
Thomas Burns	Governor
Kristine Starkman	Chief Compliance Officer
Jasmine Jirele	Chief Operating Officer and Senior Vice President
Angie Forsman	Vice President, Chief Financial Officer
Robert Densmore	Senior Vice President
Corey Walther	Senior Vice President
Michael Brandriet	Senior Vice President
Jennifer Sosniecki	Money Laundering Prevention Officer
Michael G. Brennan	Vice President, Compliance
Steve Miller	Assistant Vice President
Theodore C. Cadwell, Jr.	Secretary
Tracy M. Hardy	Assistant Secretary

c.	For the period 1-1-2011 to 12-31-2011
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$18,836,916.72	$0	$0	$0
The $18,836,916.72 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 1st day of May, 2012.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

(Depositor)

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

By: WALTER R. WHITE**

Walter R. White

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 1st day of May, 2012.

Signature	Title
Walter R. White**	Chairman of the Board and Chief Executive Officer
Giulio Terzariol*	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert*	Director
Eugene T. Wilkinson*	Director
John O. Esch*	Director, Vice President and Appointed Actuary
Thomas P. Burns*	Director and President
Yvonne K. Franzese*	Director

*
By Power of Attorney incorporated by reference as exhibit EX-99.B13. from Registrant’s Post-Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

**
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 16, 2012.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 30

TO FORM N-4

(FILE NOS. 333-143195 AND 811-05716)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel [TO BE FILED BY AMENDMENT]
EX-99.B10.	Consent of Independent Registered Public Accounting Firm[TO BE FILED BY AMENDMENT]